As filed with the Securities and Exchange Commission on April 23, 2020.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 171		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 172		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Emily J. Bennett, Esq.	Ropes & Gray LLP
	JNL Series Trust	32nd Floor
	Assistant Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 27, 2020 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on ___________________ pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

PROSPECTUS

April 27, 2020

JNL® SERIES TRUST

Business Address: 1 Corporate Way • Lansing, Michigan 48951

Mailing Address: 225 W. Wacker Drive • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to non-qualified retirement plans and to other affiliated funds. The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective. For U.S. federal income tax purposes, the Funds are classified as partnerships or regulated investment companies as noted below.

JNL/American Funds Balanced Fund	Class A and Class I	Partnership
JNL/American Funds® Blue Chip Income and Growth Fund	Class A and Class I	Partnership
JNL/American Funds Capital Income Builder Fund	Class A and Class I	Partnership
JNL/American Funds Capital World Bond Fund (formerly, JNL/American Funds Global Bond Fund)	Class A and Class I	Partnership
JNL/American Funds® Global Growth Fund	Class A and Class I	Partnership
JNL/American Funds Global Small Capitalization Fund	Class A and Class I	Partnership
JNL/American Funds® Growth Fund	Class A and Class I	Partnership
JNL/American Funds Growth-Income Fund	Class A and Class I	Partnership
JNL/American Funds International Fund	Class A and Class I	Partnership
JNL/American Funds New World Fund	Class A and Class I	Partnership
JNL Multi-Manager Alternative Fund	Class A and Class I	Partnership
JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund)	Class A and Class I	Regulated Investment Company
JNL Multi-Manager International Small Cap Fund	Class A and Class I	Regulated Investment Company
JNL Multi-Manager Mid Cap Fund	Class A and Class I	Partnership
JNL Multi-Manager Small Cap Growth Fund	Class A and Class I	Partnership
JNL Multi-Manager Small Cap Value Fund	Class A and Class I	Partnership
JNL iShares Tactical Moderate Fund	Class A and Class I	Regulated Investment Company
JNL iShares Tactical Moderate Growth Fund	Class A and Class I	Regulated Investment Company
JNL iShares Tactical Growth Fund	Class A and Class I	Regulated Investment Company
JNL/American Funds Moderate Growth Allocation Fund	Class A and Class I	Partnership
JNL/American Funds Growth Allocation Fund	Class A and Class I	Partnership
JNL/AQR Large Cap Defensive Style Fund	Class A and Class I	Partnership
JNL/AQR Large Cap Relaxed Constraint Equity Fund	Class A and Class I	Partnership
JNL/AQR Managed Futures Strategy Fund	Class A and Class I	Partnership
JNL/BlackRock Advantage International Fund	Class A and Class I	Regulated Investment Company
JNL/BlackRock Global Allocation Fund	Class A and Class I	Partnership
JNL/BlackRock Global Natural Resources Fund	Class A and Class I	Partnership
JNL/BlackRock Large Cap Select Growth Fund	Class A and Class I	Partnership
JNL/Boston Partners Global Long Short Equity Fund	Class A and Class I	Partnership
JNL/Causeway International Value Select Fund	Class A and Class I	Regulated Investment Company
JNL/ClearBridge Large Cap Growth Fund	Class A and Class I	Partnership
JNL/DFA Growth Allocation Fund	Class A and Class I	Regulated Investment Company
JNL/DFA Moderate Growth Allocation Fund	Class A and Class I	Regulated Investment Company
JNL/DFA International Core Equity Fund	Class A and Class I	Regulated Investment Company
JNL/DFA U.S. Core Equity Fund	Class A and Class I	Partnership
JNL/DFA U.S. Small Cap Fund	Class A and Class I	Partnership
JNL/DoubleLine® Core Fixed Income Fund	Class A and Class I	Partnership
JNL/DoubleLine® Emerging Markets Fixed Income Fund	Class A and Class I	Partnership
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	Class A and Class I	Partnership
JNL/DoubleLine® Total Return Fund	Class A and Class I	Partnership
JNL/Fidelity Institutional Asset Management® Total Bond Fund	Class A and Class I	Partnership
JNL/First State Global Infrastructure Fund	Class A and Class I	Partnership
JNL/Franklin Templeton Growth Allocation Fund	Class A and Class I	Partnership

JNL/Franklin Templeton Global Multisector Bond Fund	Class A and Class I	Regulated Investment Company
JNL/Franklin Templeton Income Fund	Class A and Class I	Partnership
JNL/Franklin Templeton International Small Cap Fund	Class A and Class I	Regulated Investment Company
JNL/GQG Emerging Markets Equity Fund	Class A and Class I	Partnership
JNL/Harris Oakmark Global Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Heitman U.S. Focused Real Estate Fund	Class A and Class I	Regulated Investment Company
JNL/Invesco Diversified Dividend Fund	Class A and Class I	Partnership
JNL/Invesco Global Growth Fund (formerly, JNL/Oppenheimer Global Growth Fund)	Class A and Class I	Partnership
JNL/Invesco Global Real Estate Fund	Class A and Class I	Partnership
JNL/Invesco International Growth Fund	Class A and Class I	Regulated Investment Company
JNL/Invesco Small Cap Growth Fund	Class A and Class I	Partnership
JNL/JPMorgan Global Allocation Fund	Class A and Class I	Partnership
JNL/JPMorgan Growth & Income Fund (formerly, JNL/Franklin Templeton Mutual Shares Fund)	Class A and Class I	Partnership
JNL/JPMorgan Hedged Equity Fund	Class A and Class I	Regulated Investment Company
JNL/JPMorgan MidCap Growth Fund	Class A and Class I	Partnership
JNL/JPMorgan U.S. Government & Quality Bond Fund	Class A and Class I	Partnership
JNL/Lazard International Strategic Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Loomis Sayles Global Growth Fund	Class A and Class I	Regulated Investment Company
JNL/Lord Abbett Short Duration Income Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Index 5 Fund	Class A and Class I	Partnership
JNL/Mellon Emerging Markets Index Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Equity Income Fund	Class A and Class I	Partnership
JNL/Mellon MSCI KLD 400 Social Index Fund	Class A and Class I	Partnership
JNL/Mellon S&P 500 Index Fund	Class A and Class I	Partnership
JNL/Mellon S&P 400 MidCap Index Fund	Class A and Class I	Partnership
JNL/Mellon Small Cap Index Fund	Class A and Class I	Partnership
JNL/Mellon International Index Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Bond Index Fund	Class A and Class I	Partnership
JNL/Mellon DowSM Index Fund	Class A and Class I	Partnership
JNL/Mellon MSCI World Index Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Nasdaq® 100 Index Fund	Class A and Class I	Partnership
JNL/Mellon Communication Services Sector Fund	Class A and Class I	Partnership
JNL/Mellon Consumer Discretionary Sector Fund	Class A and Class I	Partnership
JNL/Mellon Consumer Staples Sector Fund	Class A and Class I	Partnership
JNL/Mellon Energy Sector Fund	Class A and Class I	Partnership
JNL/Mellon Financial Sector Fund	Class A and Class I	Partnership
JNL/Mellon Healthcare Sector Fund	Class A and Class I	Partnership
JNL/Mellon Industrials Sector Fund	Class A and Class I	Partnership
JNL/Mellon Information Technology Sector Fund	Class A and Class I	Partnership
JNL/Mellon Materials Sector Fund	Class A and Class I	Partnership
JNL/Mellon Real Estate Sector Fund	Class A and Class I	Partnership
JNL S&P 500 Index Fund	Class I	Partnership
JNL/Mellon Utilities Sector Fund	Class A and Class I	Partnership
JNL/MFS Mid Cap Value Fund	Class A and Class I	Partnership
JNL/Morningstar Wide Moat Index Fund	Class A and Class I	Regulated Investment Company
JNL/Neuberger Berman Commodity Strategy Fund	Class A and Class I	Partnership
JNL/Neuberger Berman Strategic Income Fund	Class A and Class I	Partnership
JNL/PIMCO Income Fund	Class A and Class I	Partnership
JNL/PIMCO Investment Grade Credit Bond Fund	Class A and Class I	Partnership
JNL/PIMCO Real Return Fund	Class A and Class I	Partnership
JNL/PPM America Floating Rate Income Fund	Class A and Class I	Partnership
JNL/PPM America High Yield Bond Fund	Class A and Class I	Partnership
JNL/PPM America Small Cap Value Fund	Class A and Class I	Partnership
JNL/PPM America Total Return Fund	Class A and Class I	Partnership
JNL/RAFI® Fundamental Asia Developed Fund	Class A and Class I	Partnership
JNL/RAFI® Fundamental Europe Fund	Class A and Class I	Regulated Investment Company
JNL/RAFI® Fundamental U.S. Small Cap Fund	Class A and Class I	Partnership
JNL/RAFI® Multi-Factor U.S. Equity Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Balanced Fund (formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund)	Class A and Class I	Partnership

JNL/T. Rowe Price Capital Appreciation Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Established Growth Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Mid-Cap Growth Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Short-Term Bond Fund	Class A and Class I	Partnership
JNL/T. Rowe Price U.S. High Yield Fund (formerly, JNL/Crescent High Income Fund)	Class A and Class I	Partnership
JNL/T. Rowe Price Value Fund	Class A and Class I	Partnership
JNL/Vanguard Capital Growth Fund	Class A and Class I	Partnership
JNL/Vanguard Equity Income Fund	Class A and Class I	Partnership
JNL/Vanguard International Fund	Class A and Class I	Partnership
JNL/Vanguard Small Company Growth Fund	Class A and Class I	Partnership
JNL/Vanguard U.S. Stock Market Index Fund	Class A and Class I	Partnership
JNL/Vanguard International Stock Market Index Fund	Class A and Class I	Partnership
JNL/Vanguard Global Bond Market Index Fund	Class A and Class I	Partnership
JNL/Vanguard Moderate ETF Allocation Fund	Class A and Class I	Partnership
JNL/Vanguard Moderate Growth ETF Allocation Fund	Class A and Class I	Partnership
JNL/Vanguard Growth ETF Allocation Fund	Class A and Class I	Partnership
JNL/WCM Focused International Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Westchester Capital Event Driven Fund	Class A and Class I	Partnership
JNL/WMC Balanced Fund	Class A and Class I	Partnership
JNL/WMC Government Money Market Fund	Class A and Class I	Regulated Investment Company
JNL/WMC Value Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Competitive Advantage Fund (formerly, JNL/S&P Competitive Advantage Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Dividend Income & Growth Fund (formerly, JNL/S&P Dividend Income & Growth Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Intrinsic Value Fund (formerly, JNL/S&P Intrinsic Value Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Total Yield Fund (formerly, JNL/S&P Total Yield Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs International 5 Fund (formerly, JNL/S&P International 5 Fund)	Class A and Class I	Regulated Investment Company
JNL/Goldman Sachs 4 Fund (formerly, JNL/S&P 4 Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Conservative Fund (formerly, JNL/S&P Managed Conservative Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Moderate Fund (formerly, JNL/S&P Managed Moderate Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Moderate Growth Fund (formerly, JNL/S&P Managed Moderate Growth Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Growth Fund (formerly, JNL/S&P Managed Growth Fund)	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Aggressive Growth Fund (formerly, JNL/S&P Managed Aggressive Growth Fund)	Class A and Class I	Partnership
JNL Conservative Allocation Fund	Class A and Class I	Partnership
JNL Moderate Allocation Fund	Class A and Class I	Partnership
JNL Moderate Growth Allocation Fund	Class A and Class I	Partnership
JNL Growth Allocation Fund	Class A and Class I	Partnership
JNL Aggressive Growth Allocation Fund	Class A and Class I	Partnership

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

●	Mailing in the postage-paid card on the cover of this report;
●	Calling 1-866-349-4564; or
●	Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

For a description of the certain differences between the Partnership Funds and the Regulated Investment Company Funds, refer to the section entitled “Tax Status.”

The Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”) dated April 27, 2020, which is incorporated by reference into (which means it legally is a part of) this prospectus.

TABLE OF CONTENTS

Summary Overview Of Each Fund	1
Investment Objective, Expenses, Portfolio Turnover, Principal Investment Strategies, Principal Risks of Investing in the Fund, Performance, Management, Purchase and Redemption of Fund Shares, Tax Information, and Payments to Broker-Dealers and Financial Intermediaries
JNL/American Funds Balanced Fund	1
JNL/American Funds Blue Chip Income and Growth Fund	8
JNL/American Funds Capital Income Builder Fund	13
JNL/American Funds Capital World Bond Fund	19
JNL/American Funds Global Small Capitalization Fund	26
JNL/American Funds Global Growth Fund	32
JNL/American Funds Growth-Income Fund	38
JNL/American Funds Growth Fund	43
JNL/American Funds International Fund	48
JNL/American Funds New World Fund	54
JNL Multi-Manager Alternative Fund	61
JNL Multi-Manager Emerging Markets Equity Fund	69
JNL Multi-Manager International Small Cap Fund	76
JNL Multi-Manager Mid Cap Fund	82
JNL Multi-Manager Small Cap Growth Fund	88
JNL Multi-Manager Small Cap Value Fund	94
JNL iShares Tactical Moderate Fund	100
JNL iShares Tactical Moderate Growth Fund	106
JNL iShares Tactical Growth Fund	112
JNL/American Funds Moderate Growth Allocation Fund	118
JNL/American Funds Growth Allocation Fund	123
JNL/AQR Large Cap Defensive Style Fund	128
JNL/AQR Large Cap Relaxed Constraint Equity Fund	133
JNL/AQR Managed Futures Strategy Fund	139
JNL/BlackRock Advantage International Fund	148
JNL/BlackRock Global Allocation Fund	153
JNL/BlackRock Global Natural Resources Fund	163
JNL/BlackRock Large Cap Select Growth Fund	170
JNL/Boston Partners Global Long Short Equity Fund	175
JNL/Causeway International Value Select Fund	183
JNL/ClearBridge Large Cap Growth Fund	189
JNL/DFA Growth Allocation Fund	193
JNL/DFA Moderate Growth Allocation Fund	199
JNL/DFA International Core Equity Fund	205
JNL/DFA U.S. Core Equity Fund	209
JNL/DFA U.S. Small Cap Fund	214
JNL/DoubleLine® Core Fixed Income Fund	219
JNL/DoubleLine® Emerging Markets Fixed Income Fund	227
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	234
JNL/DoubleLine® Total Return Fund	243
JNL/Fidelity Institutional Asset Management® Total Bond Fund	250
JNL/First State Global Infrastructure Fund	256
JNL/Franklin Templeton Global Multisector Bond Fund	263
JNL/Franklin Templeton Growth Allocation Fund	271
JNL/Franklin Templeton Income Fund	278
JNL/Franklin Templeton International Small Cap Fund	285
JNL/GQG Emerging Markets Equity Fund	291
JNL/Harris Oakmark Global Equity Fund	297
JNL/Heitman U.S. Focused Real Estate Fund	303
JNL/Invesco Diversified Dividend Fund	309
JNL/Invesco Global Growth Fund	313
JNL/Invesco Global Real Estate Fund	319
JNL/Invesco International Growth Fund	325
JNL/Invesco Small Cap Growth Fund	332

JNL/Vanguard Moderate Growth ETF Allocation Fund	681
JNL/Vanguard Growth ETF Allocation Fund	687
JNL/WCM Focused International Equity Fund	694
JNL/Westchester Capital Event Driven Fund	699
JNL/WMC Balanced Fund	707
JNL/WMC Government Money Market Fund	712
JNL/WMC Value Fund	717
JNL/Goldman Sachs Competitive Advantage Fund	722
JNL/Goldman Sachs Dividend Income & Growth Fund	728
JNL/Goldman Sachs Intrinsic Value Fund	734
JNL/Goldman Sachs Total Yield Fund	740
JNL/Goldman Sachs International 5 Fund	746
JNL/Goldman Sachs 4 Fund	752
JNL/Goldman Sachs Managed Conservative Fund	757
JNL/Goldman Sachs Managed Moderate Fund	763
JNL/Goldman Sachs Managed Moderate Growth Fund	769
JNL/Goldman Sachs Managed Growth Fund	775
JNL/Goldman Sachs Managed Aggressive Growth Fund	781
JNL Conservative Allocation Fund	787
JNL Moderate Allocation Fund	793
JNL Moderate Growth Allocation Fund	799
JNL Growth Allocation Fund	805
JNL Aggressive Growth Allocation Fund	811
Additional Information About the Funds	817
Investment Objectives, Principal Investment Strategies, Principal Risks of Investing in the Fund, Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund, and Management	817
JNL/American Funds Balanced Fund	817
JNL/American Funds Blue Chip Income and Growth Fund	822
JNL/American Funds Capital Income Builder Fund	826
JNL/American Funds Capital World Bond Fund	831
JNL/American Funds Global Small Capitalization Fund	836
JNL/American Funds Global Growth Fund	840
JNL/American Funds Growth-Income Fund	844
JNL/American Funds Growth Fund	848
JNL/American Funds International Fund	852
JNL/American Funds New World Fund	857
JNL Multi-Manager Alternative Fund	863
JNL Multi-Manager Emerging Markets Equity Fund	872
JNL Multi-Manager International Small Cap Fund	878
JNL Multi-Manager Mid Cap Fund	882
JNL Multi-Manager Small Cap Growth Fund	887
JNL Multi-Manager Small Cap Value Fund	893
JNL iShares Tactical Moderate Fund	899
JNL iShares Tactical Moderate Growth Fund	902
JNL iShares Tactical Growth Fund	905
JNL/American Funds Moderate Growth Allocation Fund	908
JNL/American Funds Growth Allocation Fund	911
JNL/AQR Large Cap Defensive Style Fund	914
JNL/AQR Large Cap Relaxed Constraint Equity Fund	917
JNL/AQR Managed Futures Strategy Fund	920
JNL/BlackRock Advantage International Fund	924
JNL/BlackRock Global Allocation Fund	927
JNL/BlackRock Global Natural Resources Fund	933
JNL/BlackRock Large Cap Select Growth Fund	936
JNL/Boston Partners Global Long Short Equity Fund	939
JNL/Causeway International Value Select Fund	943
JNL/ClearBridge Large Cap Growth Fund	946
JNL/DFA Growth Allocation Fund	949
JNL/DFA Moderate Growth Allocation Fund	952

JNL/DFA International Core Equity Fund	955
JNL/DFA U.S. Core Equity Fund	958
JNL/DFA U.S. Small Cap Fund	961
JNL/DoubleLine® Core Fixed Income Fund	965
JNL/DoubleLine® Emerging Markets Fixed Income Fund	968
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	972
JNL/DoubleLine® Total Return Fund	977
JNL/Fidelity Institutional Asset Management® Total Bond Fund	980
JNL/First State Global Infrastructure Fund	983
JNL/Franklin Templeton Global Multisector Bond Fund	986
JNL/Franklin Templeton Growth Allocation Fund	990
JNL/Franklin Templeton Income Fund	993
JNL/Franklin Templeton International Small Cap Fund	997
JNL/GQG Emerging Markets Equity Fund	1000
JNL/Harris Oakmark Global Equity Fund	1003
JNL/Heitman U.S. Focused Real Estate Fund	1006
JNL/Invesco Diversified Dividend Fund	1009
JNL/Invesco Global Growth Fund	1011
JNL/Invesco Global Real Estate Fund	1014
JNL/Invesco International Growth Fund	1018
JNL/Invesco Small Cap Growth Fund	1022
JNL/JPMorgan Global Allocation Fund	1024
JNL/JPMorgan Growth & Income Fund	1027
JNL/JPMorgan Hedged Equity Fund	1029
JNL/JPMorgan MidCap Growth Fund	1032
JNL/JPMorgan U.S. Government & Quality Bond Fund	1034
JNL/Lazard International Strategic Equity Fund	1036
JNL/Loomis Sayles Global Growth Fund	1038
JNL/Lord Abbett Short Duration Income Fund	1040
JNL/Mellon Index 5 Fund	1044
JNL/Mellon Emerging Markets Index Fund	1046
JNL/Mellon Equity Income Fund	1049
JNL/Mellon MSCI KLD 400 Social Index Fund	1051
JNL/Mellon S&P 500 Index Fund	1054
JNL/Mellon S&P 400 MidCap Index Fund	1057
JNL/Mellon Small Cap Index Fund	1060
JNL/Mellon International Index Fund	1063
JNL/Mellon Bond Index Fund	1066
JNL/Mellon DowSM Index Fund	1069
JNL/Mellon MSCI World Index Fund	1071
JNL/Mellon Nasdaq® 100 Index Fund	1073
JNL/Mellon Communication Services Sector Fund	1076
JNL/Mellon Consumer Discretionary Sector Fund	1079
JNL/Mellon Consumer Staples Sector Fund	1082
JNL/Mellon Energy Sector Fund	1085
JNL/Mellon Financial Sector Fund	1088
JNL/Mellon Healthcare Sector Fund	1091
JNL/Mellon Industrials Sector Fund	1094
JNL/Mellon Information Technology Sector Fund	1097
JNL/Mellon Materials Sector Fund	1100
JNL/Mellon Real Estate Sector Fund	1103
JNL S&P 500 Index Fund	1106
JNL/Mellon Utilities Sector Fund	1109
JNL/MFS Mid Cap Value Fund	1112
JNL/Morningstar Wide Moat Index Fund	1114
JNL/Neuberger Berman Commodity Strategy Fund	1117
JNL/Neuberger Berman Strategic Income Fund	1120
JNL/PIMCO Income Fund	1123
JNL/PIMCO Investment Grade Credit Bond Fund	1126
JNL/PIMCO Real Return Fund	1129
JNL/PPM America Floating Rate Income Fund	1132
JNL/PPM America High Yield Bond Fund	1136

JNL/PPM America Small Cap Value Fund	1140
JNL/PPM America Total Return Fund	1143
JNL/RAFI® Fundamental Asia Developed Fund	1146
JNL/RAFI® Fundamental Europe Fund	1149
JNL/RAFI® Fundamental U.S. Small Cap Fund	1152
JNL/RAFI® Multi-Factor U.S. Equity Fund	1155
JNL/T. Rowe Price Balanced Fund	1158
JNL/T. Rowe Price Capital Appreciation Fund	1161
JNL/T. Rowe Price Established Growth Fund	1164
JNL/T. Rowe Price Mid-Cap Growth Fund	1166
JNL/T. Rowe Price Short-Term Bond Fund	1169
JNL/T. Rowe Price U.S. High Yield Fund	1171
JNL/T. Rowe Price Value Fund	1173
JNL/Vanguard Capital Growth Fund	1176
JNL/Vanguard Equity Income Fund	1180
JNL/Vanguard International Fund	1185
JNL/Vanguard Small Company Growth Fund	1189
JNL/Vanguard U.S. Stock Market Index Fund	1194
JNL/Vanguard International Stock Market Index Fund	1197
JNL/Vanguard Global Bond Market Index Fund	1201
JNL/Vanguard Moderate ETF Allocation Fund	1204
JNL/Vanguard Moderate Growth ETF Allocation Fund	1208
JNL/Vanguard Growth ETF Allocation Fund	1212
JNL/WCM Focused International Equity Fund	1216
JNL/Westchester Capital Event Driven Fund	1218
JNL/WMC Balanced Fund	1222
JNL/WMC Government Money Market Fund	1225
JNL/WMC Value Fund	1227
JNL/Goldman Sachs Competitive Advantage Fund	1229
JNL/Goldman Sachs Dividend Income & Growth Fund	1232
JNL/Goldman Sachs Intrinsic Value Fund	1236
JNL/Goldman Sachs Total Yield Fund	1240
JNL/Goldman Sachs International 5 Fund	1243
Summary of Main Risk Characteristics of JNL/Goldman Sachs Funds and JNL Allocation Funds	1247
JNL/Goldman Sachs 4 Fund	1250
JNL/Goldman Sachs Managed Conservative Fund	1252
JNL/Goldman Sachs Managed Moderate Fund	1256
JNL/Goldman Sachs Managed Moderate Growth Fund	1260
JNL/Goldman Sachs Managed Growth Fund	1264
JNL/Goldman Sachs Managed Aggressive Growth Fund	1268
JNL Conservative Allocation Fund	1272
JNL Moderate Allocation Fund	1276
JNL Moderate Growth Allocation Fund	1280
JNL Growth Allocation Fund	1284
JNL Aggressive Growth Allocation Fund	1288
Master-Feeder Structure	1292
More About the Funds	1294
Glossary of Risks	1300
Management of the Trust	1328
Investment Adviser, Management Fee, Investment Sub-Advisers; Administrator, Distributor, Classes of Shares, 12b-1 Plan, Investment in Fund Shares, Market Timing Policy, Disclosure of Portfolio Securities, Redemption of Fund Shares, and Tax Status	1328
Financial Highlights	1355
Appendix A	A-1
Appendix B	B-1

Summary Prospectus – April 27, 2020

JNL/American Funds Balanced Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the shares of the American Funds Insurance Series® - Asset Allocation Fund℠ (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0. 79%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 15%
Total Annual Fund Operating Expenses[3]	1 .24%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 94%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0. 79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 15%
Total Annual Fund Operating Expenses[3]	0. 94%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 64%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

1

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Balanced Fund Class A
1 year	3 years	5 years	10 years
$ 96	$ 364	$ 652	$ 1,474

JNL/American Funds Balanced Fund Class I
1 year	3 years	5 years	10 years
$ 65	$ 270	$ 491	$ 1,127

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	79%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking high total return (including income and capital gains) consistent with preservation of capital over the long term.

The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the Master Fund was approximately 65 % invested in equity securities, 30 % invested in debt securities and 5 % invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and the Master Fund’s investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.

The Fund relies on the professional judgment of its Master Fund to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund's investment adviser believes that they no longer represent relatively attractive investment opportunities.

2

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
3

●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. Prior to April 24, 2017, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 24, 2017, the Fund operates as a "feeder fund" of the Master Fund. For periods prior to January 1, 2018, the Fund's performance information set forth below is the performance of the Master Fund and reflects the fees for Class A and Class I shares of the Fund, as applicable, as shown in the Annual Fund Operating Expenses Tables above. The performance information set forth below has not been adjusted to show the effects of the Fund’s expense waiver/reduction arrangements. If such arrangements had been included, performance for those periods would have been higher. The data below shows what the Fund’s performance would have been if the Fund had operated as a “feeder fund” during the periods shown below.

For periods following January 1, 2018, the Fund’s performance information set forth below is the performance of the Feeder Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index with the S&P 500 Index as the Fund’s primary benchmark.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund will replace the 65% MSCI All Country World Index / 35% Bloomberg Barclays Global Aggregate Index with the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Index as the Fund’s secondary benchmark.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund will replace the Bloomberg Barclays Global Aggregate Index with the Bloomberg Barclays U.S. Aggregate Index as the Fund’s tertiary benchmark.

4

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9 /30/ 2010): 11.63%; Worst Quarter (ended 9/30/2011): -12.80%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9 /30/ 2010): 11.72%; Worst Quarter (ended 9/30/2011): -12.80%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/American Funds ® Balanced Fund (Class A )	20.78%	6.90%	6.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.18%	8.37%	9.77%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
65% MSCI All Country World Index (Net), 35% Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.55%	6.41%	6.73%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	2.48%

5

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/American Funds® Balanced Fund (Class I)	21.09%	7.17%	6.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.18%	8.37%	9.77%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
65% MSCI All Country World Index (Net), 35% Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.55%	6.41%	6.73%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	2.48%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company℠ (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alan N. Berro	April 2017	Partner, Capital World Investors (“CWI”), CRMC
David A. Daigle	April 2017	Partner, Capital Fixed Income Investors ( “CFII” ) , CRMC
Peter Eliot	July 2018	Partner, Capital International Investors (“CII”), CRMC
Jeffrey T. Lager	April 2017	Partner, CII, CRMC
Jin Lee	July 2018	Partner, CWI, CRMC
James R. Mulally	April 2017	Partner, CFII, CRMC
John R. Queen	April 2017	Partner , CFII, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

6

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

7

Summary Prospectus – April 27, 2020

JNL/American Funds Blue Chip Income and Growth Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Blue Chip Income and Growth Fund SM (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0. 96%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 14%
Total Annual Fund Operating Expenses[3]	1. 40%
Less Waiver/Reimbursement[4]	0.38%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.02%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0. 96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 14%
Total Annual Fund Operating Expenses[3]	1. 10%
Less Waiver/Reimbursement[4]	0.38%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 72%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

8

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds® Blue Chip Income and Growth Fund Class A
1 year	3 years	5 years	10 years
$ 104	$ 406	$ 730	$ 1,647

JNL/American Funds® Blue Chip Income and Growth Fund Class I
1 year	3 years	5 years	10 years
$ 74	$ 312	$ 569	$ 1,306

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	37%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion. The Master Fund considers these types of investments to be “blue chip” stocks.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
9

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
10

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 11.16%; Worst Quarter (ended 9/30/2011): -13.77%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 11.10%; Worst Quarter (ended 9/30/2011): -13.64%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds® Blue Chip Income and Growth Fund (Class A)	20.96%	7.99%	10.41%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13. 11%

11

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03, 2010)
JNL/American Funds® Blue Chip Income and Growth Fund (Class I)	21.36%	8.27%	10.66%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13. 11%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Christopher D. Buchbinder	2010	Partner, Capital Research Global Investors (“CRGI”), CRMC
James B. Lovelace	2010	Partner, CRGI, CRMC
Alex Sheynkman	January 2019	Partner, CRGI, CRMC
Lawrence R. Solomon	July 2018	Partner, CRGI, CRMC
James Terrile	2013	Partner, CRGI, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

12

Summary Prospectus – April 27, 2020

JNL/American Funds Capital Income Builder Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 15%
Total Annual Fund Operating Expenses[3]	1. 21%
Less Waiver/Reimbursement[4]	0. 25%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser ").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 15%
Total Annual Fund Operating Expenses[3]	0.91%
Less Waiver/Reimbursement[4]	0. 25%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 66%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser ").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

13

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$ 98	$ 359	$ 641	$1, 444

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$ 67	$ 265	$ 479	$1, 097

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	72%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its in common stocks and other equity securities). The Master Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The Master Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

In addition, the Master Fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. Government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The Master Fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). The Master Fund may invest up to 5% in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the Master Fund’s portfolio is divided into segments managed by individual managers.

The Feeder Fund relies on the professional judgment of its Master Fund to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers, and competitors. Securities may be sold when the Master Fund believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

14

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
15

●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad- based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the 70% MSCI All Country World Index (Net), 30% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019): 8.29%; Worst Quarter (ended 9/30/2019): 1.36%

16

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 8.38%; Worst Quarter (ended 6/30/2019): 1.37%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class A)	17.43%	7. 47%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.95%
70% MSCI All Country World Index (Net ) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	21.37%	8.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	7.06%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class I)	17.82%	7. 89%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.95%
70% MSCI All Country World Index (Net ) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	21.37%	8.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	7.06%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund's investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alfonso Barroso	April 2020	Partner, Capital Research Global Investors (“ CRGI ”), CRMC
Grant L. Cambridge	April 2020	Partner, Capital International Investors (“CII”), CRMC
Joyce E. Gordon	April 2020	Partner, CRGI, CRMC
David A. Hoag	April 2020	Partner, Capital Fixed Income Investors (“CFII”), CRMC
Winnie Kwan	April 2020	Partner, CRGI, CRMC
James B. Lovelace	April 2020	Partner, CRGI, CRMC

17

Name:	Joined Fund Management Team In:	Title:
Fergus N. MacDonald	April 2020	Partner, CFII, CRMC
David M. Riley	April 2020	Partner, CRGI, CRMC
Bradley J. Vogt	April 2020	Partner, CRGI, CRMC
Steven T. Watson	August 2018	Partner, CII, CRMC
Philip Winston	August 2018	Partner, CII, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

18

Summary Prospectus – April 27, 2020

JNL/American Funds Capital World Bond Fund

(formerly, JNL/American Funds Global Bond Fund)

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). Total return comprises the income generated by the Master Fund and the changes in the market value of the Master Fund’s investments.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1. 04%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 50%
Less Waiver/Reimbursement[4]	0. 43%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1. 07%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1. 04%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 20%
Less Waiver/Reimbursement[4]	0. 43%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 77%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

19

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$ 109	$ 432	$ 778	$1, 754

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$ 79	$ 338	$ 618	$1, 416

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	159%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds, and other debt securities, which may be represented by other investment instruments, including derivatives. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries.

Normally, the Master Fund’s invests substantially in investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment advisor or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The Fund may invest in certain derivative instruments , such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Fund may invest in a derivative only if, in the opinion of the Adviser of the Master Fund, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Fund.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
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●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, for consistency with the Fund's principal investment strategies, the Fund added the Consumer Price Index as the Fund's secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2016): 5.25%; Worst Quarter (ended 12/31/2016): -6.29%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2016): 5.43%; Worst Quarter (ended 12/31/2016): -6.16%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds Capital World Bond Fund (Class A)	7.51%	2.01%	2.34%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	2. 60%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)*	2.29%	1.82%	1.72%

*

The Consumer Price Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on May 31, 2010, the first available date following the Fund’s inception. The Fund’s performance for the period beginning on May 31, 2010 was 2.55%.

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03, 2010)
JNL/American Funds Capital World Bond Fund (Class I)	7.82%	2.24%	2.59%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	2.60%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)*	2.29%	1.82%	1.72%

*

The Consumer Price Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on May 31, 2010, the first available date following the Fund’s inception. The Fund’s performance for the period beginning on May 31, 2010 was 2.81%.

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Andrew A. Cormack	January 2019	Vice President, Capital Fixed Income Investors (“CFII”), CRMC
David A. Daigle	November 2014	Partner, Capital Fixed Income Investors ( “ CFII ”), CRMC
Thomas H. Høgh	May 2010	Partner, CFII, CRMC
Robert H. Neithart	2012	Partner, CFII, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/American Funds Global Small Capitalization Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital over time through exclusive investment in the shares of the American Funds Insurance Series® - Global Small Capitalization Fund SM (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.35%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 81%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1. 31%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 51%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.01%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

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Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Global Small Capitalization Fund Class A
1 year	3 years	5 years	10 years
$ 133	$ 521	$ 933	$2, 086

JNL/American Funds Global Small Capitalization Fund Class I
1 year	3 years	5 years	10 years
$ 103	$ 428	$ 776	$1, 759

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	50%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund currently defines “small market capitalization” companies as companies with market capitalizations of $6 billion or less. The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

Under normal circumstances, the Master Fund invests a significant portion of its assets outside the United States. The Master Fund normally invests a portion of its assets in common stocks and other securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies in emerging market countries and expects to be invested in numerous countries around the world.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
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●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
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●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31 /2019): 15.00%; Worst Quarter (ended 9/30/2011): -22.88%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 15.10%; Worst Quarter (ended 9/30/2011): -22.73%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds Global Small Capitalization Fund (Class A)	31. 10%	8.35%	7.76%
MSCI All Country World Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.65%	7.85%	8.79%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03 , 2010)
JNL/American Funds Global Small Capitalization Fund (Class I)	31.44%	8.62%	8.01%
MSCI All Country World Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.65%	7.85%	8.79%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Beckwith	December 2019	Vice President , Capital Research Global InvestorsSM (“CRGI”), CRMC
Bradford F. Freer	July 2018	Partner, CRGI, CRMC
Claudia P. Huntington	2010	Partner, CRGI, CRMC
Harold H. La	2010	Partner, CRGI, CRMC
Aidan O’Connell	2015	Partner, CRGI, CRMC
Gregory W. Wendt	2010	Partner, CRGI, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/American Funds® Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund ("Feeder Fund") is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 15%
Total Annual Fund Operating Expenses[3]	1. 62%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1. 12%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.32%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.82%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

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Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds® Global Growth Fund Class A
1 year	3 years	5 years	10 years
$ 114	$ 462	$ 834	$1, 880

JNL/American Funds® Global Growth Fund Class I
1 year	3 years	5 years	10 years
$ 84	$ 369	$ 676	$1, 547

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	14%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers domiciled outside of the United States). The Master Fund expects to be invested in numerous countries (no fewer than three countries).

Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Master Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
33

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU . Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
34

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/American Funds Global Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019): 15.78%; Worst Quarter (ended 12/31/2018): -14.47%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 15.81%; Worst Quarter (ended 12/31/2018): -14.42%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/American Funds® Global Growth Fund (Class A)	34.96%	11.43%	11.01%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.49%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/American Funds® Global Growth Fund (Class I)	35.39%	11.95%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World InvestorsSM , CRMC
Paul Flynn	January 2017	Partner, CWI , CRMC
Jonathan Knowles	September 2013	Partner, CWI , CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

36

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

37

Summary Prospectus – April 27, 2020

JNL/American Funds Growth-Income Fund

Class A

Class I

Investment Objective. The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 14%
Total Annual Fund Operating Expenses[3]	1. 25%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 95%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	0.95%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.65%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

38

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Growth-Income Fund Class A
1 year	3 years	5 years	10 years
$ 97	$ 367	$ 657	$1, 485

JNL/American Funds Growth-Income Fund Class I
1 year	3 years	5 years	10 years
$ 66	$ 273	$ 496	$1, 139

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	27%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including those located in emerging market countries.

The Master Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
39

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
40

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019): 12.23%; Worst Quarter (ended 9/30/2011): -14.97%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 12.34%; Worst Quarter (ended 9/30/2011): -14.93%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds Growth-Income Fund (Class A)	25.66%	10.95%	11.81%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13. 11%

41

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03 , 2010)
JNL/American Funds Growth-Income Fund (Class I)	26.03%	11.24%	12.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13. 11%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Donald D. O’Neal	2010	Partner, Capital International Investors (“CII”), CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors (“CRGI”), CRMC
Dylan Yolles	2010	Partner, CII, CRMC
J. Blair Frank	2010	Partner, CRGI, CRMC
Claudia P. Huntington	2013	Partner, CRGI, CRMC
William L. Robbins	2012	Partner, CII, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

42

Summary Prospectus – April 27, 2020

JNL/American Funds® Growth Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0. 97%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 14%
Total Annual Fund Operating Expenses[3]	1. 41%
Less Waiver/Reimbursement[4]	0.45%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 96%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0. 97%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 14%
Total Annual Fund Operating Expenses[3]	1. 11%
Less Waiver/Reimbursement[4]	0.45%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 66%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

43

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds® Growth Fund Class A
1 year	3 years	5 years	10 years
$ 98	$ 402	$ 728	$1, 652

JNL/American Funds® Growth Fund Class I
1 year	3 years	5 years	10 years
$ 67	$ 308	$ 568	$1, 311

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	21%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Master Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
44

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/American Funds Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

45

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019): 13.26%; Worst Quarter (ended 12/31/2018): -14.12%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 13.35%; Worst Quarter (ended 12/31/2018): -14.07%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/American Funds® Growth Fund (Class A)	30.32%	13.96%	14.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	14.10%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/American Funds® Growth Fund (Class I)	30.75%	15.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

46

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Paul Benjamin	April 2020	Partner, Capital World InvestorsSM (“CWI”)
Mark L. Casey	May 2017	Partner, Capital International InvestorsSM (“CII”), CRMC
Michael T. Kerr	March 2012	Partner, CII, CRMC
Anne-Marie Peterson	January 2019	Partner, CWI , CRMC
Andraz Razen	April 2015	Partner, Capital World InvestorsSM (“CWI”), CRMC
Alan J. Wilson	April 2014	Partner, CWI , CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

47

Summary Prospectus – April 27, 2020

JNL/American Funds International Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - International FundSM (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 68%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1. 18%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 16%
Total Annual Fund Operating Expenses[3]	1. 38%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0. 88%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

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Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds International Fund Class A
1 year	3 years	5 years	10 years
$ 120	$ 481	$ 866	$1, 945

JNL/American Funds International Fund Class I
1 year	3 years	5 years	10 years
$ 90	$ 388	$ 708	$1, 614

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	32%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser of the Master Fund believes have the potential for growth.

The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
49

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019 ): 12. 65%; Worst Quarter (ended 9/30/2011): -22.02%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019 ): 12. 73%; Worst Quarter (ended 9/30/2011): -21.78%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds International Fund (Class A)	22.45%	6.46%	5.97%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	5.51%	5.15%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03 , 2010)
JNL/American Funds International Fund (Class I)	22.81%	6.72%	6.22%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	5.51%	5.15%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Sung Lee	2010	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Renaud H. Samyn	January 2019	Partner, CRGI , CRMC
Alfonso Barroso	2010	Partner, Capital Research Global Investors (“ CRGI ”) , CRMC
Jesper Lyckeus	2010	Partner, CRGI, CRMC
Christopher Thomsen	2010	Partner, CRGI, CRMC

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/American Funds New World Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1. 46%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0. 17%
Total Annual Fund Operating Expenses[3]	1.93%
Less Waiver/Reimbursement[4]	0. 65%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1. 28%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1. 46%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0. 17%
Total Annual Fund Operating Expenses[3]	1. 63%
Less Waiver/Reimbursement[4]	0. 65%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

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Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$ 130	$ 543	$ 982	$2, 201

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$ 100	$ 451	$ 825	$ 1,878

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	38%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking capital appreciation over time. The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.” Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. In determining whether a country is qualified, the Master Fund’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in developing countries not on the investment adviser’s list of qualified developing countries.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

55

●	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
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●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Emerging Markets Index as the Fund's secondary benchmark.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund added the JPM EMBI Global Diversified Index as the Fund’s tertiary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/ 2019): 14.75%; Worst Quarter (ended 9/30/2011): -19.04%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 14.77%; Worst Quarter (ended 9/30/2011): -18.90%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (May 03 , 2010)
JNL/American Funds New World Fund (Class A)	28.69%	7.51%	5.45%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.72%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.54%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	6.24%	6.59%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (May 03 , 2010)
JNL/American Funds New World Fund (Class I)	29.00%	7.78%	5.70%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.72%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.54%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	6.24%	6.59%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Wahid Butt	April 2020	Partner, Capital Research Global InvestorsSM (“CRGI ”), CRMC
Bradford F. Freer	January 2017	Partner, CRGI, CRMC
Nicholas J. Grace	2012	Partner, CRGI , CRMC
Jonathan Knowles	April 2020	Partner, CWI, CRMC

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Name:	Joined Fund Management Team In:	Title:
Winnie Kwan	April 2020	Partner, CRGI, CRMC
Robert W. Lovelace	April 2020	Partner, Capital Internal Investors (“CII”), CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors, CRMC
Tomonori Tani	July 2018	Partner, CWI, CRMC
Lisa Thompson	April 2020	Partner, CII, CRMC
Christopher Thomsen	April 2020	Partner, CRGI, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL Multi-Manager Alternative Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0. 56%
Acquired Fund Fees and Expenses[4]	0.09%
Total Annual Fund Operating Expenses	2. 14%

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0. 24%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.12%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0. 56%
Acquired Fund Fees and Expenses[4]	0.09%
Total Annual Fund Operating Expenses	1. 84%

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0. 24%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
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[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.12%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Alternative Fund Class A
1 year	3 years	5 years	10 years
$ 217	$ 670	$1, 149	$2, 472

JNL Multi-Manager Alternative Fund Class I
1 year	3 years	5 years	10 years
$ 187	$ 579	$ 996	$2, 159

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	147%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investment managers (“Sub-Advisers”) sometimes referred to as “sleeves.” Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. The Adviser is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. The Adviser provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. The Adviser is also responsible for selecting the Fund’s alternative investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on the Adviser’s ongoing evaluation of the Sub-Advisers, it may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Equity Long/Short Strategies

First Pacific Advisors, LP (“FPA”) pursues a contrarian value strategy that seeks to identify absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long-term objective of achieving equity -like rates of return with less risk than the market. Being contrarian in nature means the management team focuses on out-of-favor companies, does not pay close attention to benchmark weightings and is willing to hold meaningful amounts of cash for prolonged periods if opportunities for investment do not present themselves. FPA seeks “value” in companies whose securities are trading at a substantial discount to FPA’s estimate of their intrinsic value. Investments typically include common and preferred stock, convertible securities, corporate and high yield bonds, as well as government debt. In addition, FPA may sell securities short.

Boston Partners Global Investors, Inc. (“Boston Partners”) pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity-like characteristics designed to provide exposure to emerging markets.

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Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Currently, only the sleeve of the Fund managed by Boston Partners is used for investments in the Subsidiary. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Boston Partners expects to invest the Fund’s assets in the Subsidiary in order to gain exposure to futures contracts traded on the Indian stock exchange. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies (“RICs”).

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) invests in equity securities of companies of any market capitalization. While the majority of investments will be long, there may be opportunities where the strategy holds short investments. Under normal market conditions, the strategy will maintain long and short investments in equity securities. As a substitute for short investments, the strategy may utilize market hedging strategies consisting of short exposures to indices, sectors or other securities or assets.

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC (“Westchester”) employs a merger arbitrage strategy (“Merger Arbitrage Strategy”) that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

Relative Value Strategies

BlueBay Asset Management LLP (“BlueBay”) invests predominantly in below investment grade fixed-income securities worldwide, with a strong bias towards North America and European issuers. The strategy aims to allocate flexibly between bonds and loans, while tactically hedging various credit, interest rate, and currency risks.

DoubleLine Capital LP (“DoubleLine”) employs an opportunistic income strategy by allocating investments to fixed-income instruments and other investments with no limit on the duration of the strategy. DoubleLine may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; real estate investment trust (“REIT”) debt securities; and mortgage-related securities. When investing in mortgage-related securities, DoubleLine may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; collateralized mortgage obligations (“CMOs”) issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; commercial mortgage backed securities (“CMBS”); obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; “interest only” and “principal only” stripped mortgage securities; inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

Lazard Asset Management LLC (“Lazard”) invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Lazard’s Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. Lazard may use over-the-counter total return swaps as part of its investment strategy.

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Global Macro Strategy

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets.

The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged. The Fund may invest in corporate loans.

The Fund may invest in securities and other financial instruments of companies of any market capitalization.

The Fund (all sleeves collectively) may invest up to 15% of its net assets in illiquid investments that are assets. The Fund considers investments in private equity securities and hedge funds as illiquid investments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
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●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
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●	Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory risk,” and “Commodity risk”). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could affect the Fund.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL Institutional Alt 100 Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 4.18%; Worst Quarter (ended 12/31/2018): -2.97%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/ 2019): 4.28%; Worst Quarter (ended 12/31/2018): -2.88%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (April 27, 2015)
JNL Multi-Manager Alternative Fund (Class A)	9.08%	1.76%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	6.68%	0. 91%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL Multi-Manager Alternative Fund (Class I)	9.47%	2.92%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	6.68%	1.63%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
BlueBay Asset Management LLP ("BlueBay")
Boston Partners Global Investors, Inc. ("Boston Partners")
DoubleLine Capital LP ("DoubleLine")
First Pacific Advisors, LP ("FPA")
Lazard Asset Management LLC ("Lazard")
Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Westchester Capital Management, LLC ("Westchester")
Western Asset Management Company, LLC ("Western Asset") *

* On February 18, 2020, Franklin Resources, Inc. (“Franklin”) and Legg Mason announced that they had entered into an agreement under which Franklin would acquire Legg Mason and its affiliates, including Western Asset.   The transaction is expected to close in the third quarter of 2020 and is subject to customary closing conditions.  Upon completion of the transaction Western Asset would become a wholly owned subsidiary of Franklin.

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Justin Jewell	August 2018	Partner and Senior Portfolio Manager , BlueBay
Tim Leary	August 2018	Portfolio Manager , BlueBay
Joseph F. Feeney, Jr.	April 2017	Chief Executive Officer and Chief Investment Officer, Boston Partners
Paul Korngiebel, CFA	April 2017	Portfolio Manager , Boston Partners
Jeffrey E. Gundlach	August 2018	Chief Executive Officer and Chief Investment Officer , DoubleLine
Jeffrey J. Sherman	August 2018	Deputy Chief Investment Officer , DoubleLine
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager , FPA
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager , FPA
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager , FPA
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst , Lazard
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst , Lazard
Aziz V. Hamzaogullari, CFA	April 2018	Portfolio Manager, Loomis Sayles
Roy D. Behren	March 2016	Portfolio Manager , Westchester
Michael T. Shannon	March 2016	Portfolio Manager , Westchester
S. Kenneth Leech	April 2015	Chief Investment Officer , Western Asset
Prashant Chandran	April 2015	Portfolio Manager , Western Asset

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL Multi-Manager Emerging Markets Equity Fund

(formerly, JNL/Lazard Emerging Markets Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 77%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1. 23%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 93%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Emerging Markets Equity Fund Class A
1 year	3 years	5 years	10 years
$ 125	$390	$ 676	$1, 489

JNL Multi-Manager Emerging Markets Equity Fund Class I
1 year	3 years	5 years	10 years
$ 95	$ 296	$ 515	$1, 143

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	25%

Portfolio turnover for the period of January 1, 2019 to December 31, 2019 is from the prior sub-adviser, Lazard Asset Management LLC.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, "T. Rowe Price") constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets. T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)). Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management will generally invest in companies above $2 billion in market capitalization.

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Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase for the investment strategy , have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs /GDRs . KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The Fund may invest in participatory notes.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
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●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
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●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 27, 2020 reflects the Fund's results when managed by the former sub-adviser, Lazard Asset Management LLC, utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/Invesco China-India Fund and JNL/Oppenheimer Emerging Markets Innovator Fund (together, the “Acquired Funds”), each a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets Index (Net) with the MSCI Emerging Markets IMI Index (Net) as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9 /30/ 2010): 20.27%; Worst Quarter (ended 9/30/2011): -20.48%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 9 /30/ 2010): 20.31%; Worst Quarter (ended 9/30/2011): -20.46%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class A)	17.85%	3.72%	3.26%
MSCI Emerging Markets IMI Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.65%	5.30%	3.60%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.68%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class I)	18. 17%	3.95%	3.49%
MSCI Emerging Markets IMI Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.65%	5.30%	3.60%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.68%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Kayne Anderson Rudnick Investment Management, LLC ("KAR")
T. Rowe Price Associates, Inc. ("T. Rowe Price")
WCM Investment Management, LLC (“WCM”)
Wellington Management Company LLP ("Wellington Management")

Sub-Sub-Adviser:
T. Rowe Price Hong Kong Limited

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2020	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2020	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2020	Portfolio Manager, JNAM
Hyung Kim	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Craig Thrasher, CFA	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Ernest Yeung, CFA, IMC	April 2020	Portfolio Manager and Vice President, T. Rowe Price
Sanjay Ayer, CFA	April 2020	Portfolio Manager and Business Analyst , WCM
Peter Hunkel	April 2020	Portfolio Manager and Business Analyst, WCM
Gregory S. Ise, CFA	April 2020	Portfolio Manager and Business Analyst , WCM
Mike Tian, CFA	April 2020	Portfolio Manager and Business Analyst, WCM

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Name:	Joined Fund Management Team In:	Title:
Michael B. Trigg	April 2020	Portfolio Manager and Business Analyst, WCM
Mary L. Pryshlak, CFA	April 2020	Senior Managing Director and Director of Global Industry Research, Wellington Management
Jonathan G. White, CFA	April 2020	Managing Director and Director, Research Portfolios, Wellington Management

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

76

Summary Prospectus – April 27, 2020

JNL Multi-Manager International Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 75%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	1. 21%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser ").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	0. 91%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser ").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager International Small Cap Fund Class A
1 year	3 years	5 years	10 years
$ 123	$ 384	$ 665	$1, 466

JNL Multi-Manager International Small Cap Fund Class I
1 year	3 years	5 years	10 years
$ 93	$ 290	$ 504	$1, 120

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/ 2019	74%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Both Sub-Advisers generally provide day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

WCM International Small Cap Growth Strategy

●	WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morgan Stanley Capital Index (“MSCI”) ACWI ex U.S. Small Cap Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Causeway International Small Cap Strategy

●	Causeway Capital Management LLC (“Causeway”) constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S. Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2019, the Index included companies with market capitalizations of up to $9 .2 billion and included companies in both developed and emerging markets outside the U.S. Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Strategy at the Sub-Adviser’s discretion.

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

The Fund generally will invest in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries. The Fund may make significant investments in certain sectors or group of sectors from time to time.

The Fund’s equity investments include common stock and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs,” “EDRs,” “CDRs”, and “GDRs,” respectively), and other similar securities. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
79

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.60%; Worst Quarter (ended 9/30/2019): -1.15%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.71%; Worst Quarter (ended 9/30/2019): -0.94%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class A)	31.72%	4.60%
MSCI All Country World Index ex USA Small Cap NR USD Index (reflects no deduction for fees, expenses, or taxes)	22.42%	3.20%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class I)	32.06%	4.89%
MSCI All Country World Index ex USA Small Cap NR USD Index (reflects no deduction for fees, expenses, or taxes)	22.42%	3.20%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Causeway Capital Management LLC ("Causeway")
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Portfolio Manager, JNAM
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst , WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager and Business Analyst , WCM

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

82

Summary Prospectus – April 27, 2020

JNL Multi-Manager Mid Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.09%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.79%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Mid Cap Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL Multi-Manager Mid Cap Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

83

Period
1/1/ 2019 - 12/31/ 2019	35%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC (“Champlain”) invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion or is a constituent of the Russell Mid Cap or S&P 400 Indices at the time of initial purchase.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC (“ClearBridge”) invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

Nuance Mid Cap Value Strategy

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. The Nuance Mid Cap Value Strategy primarily invests in common stocks of companies organized in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Nuance defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Mid Cap Index at the time of initial purchase.

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, (“Victory Capital”) invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

Victory Capital invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher.

As of December 31, 2019, the Russell MidCap® Value Index included companies with approximate market capitalizations between $365.2 million and $43.7 billion. The size of companies in the index changes with market conditions and the composition of the index.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

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The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 15.52%; Worst Quarter (ended 12/31/2018): -14.06%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 15.59%; Worst Quarter (ended 12/31/2018): -14.01%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (September 19, 2016)
JNL Multi-Manager Mid Cap Fund (Class A)	28.77%	13.23%
MSCI USA Mid Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	30.84%	12.91%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL Multi-Manager Mid Cap Fund (Class I)	29.10%	12.20%
MSCI USA Mid Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	30.84%	11.30%

86

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Champlain Investment Partners, LLC ("Champlain")
ClearBridge Investments, LLC ("ClearBridge")
Nuance Investments, LLC (“Nuance”)
Victory Capital Management Inc. ("Victory Capital")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner , Champlain
Corey Bronner, CFA	April 2018	Senior Member of the Investment Team and Partner , Champlain
Joseph Caligiuri, CFA	April 2018	Senior Member of the Investment Team and Partner , Champlain
Joseph Farley, CFA	April 2018	Senior Member of the Investment Team and Partner , Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner , Champlain
Brian Angerame	September 2016	Portfolio Manager , ClearBridge
Derek Deutsch, CFA *	September 2016	Portfolio Manager , ClearBridge
Matthew Lilling, CFA*	June 2020	Portfolio Manager, ClearBridge
Scott A. Moore, CFA	April 2020	President and Co- Chief Investment Officer, Nuance
Chad Baumler, CFA	April 2020	Vice President and Co-Chief Investment Officer , Nuance
Darren Schryer, CFA, CPA	April 2020	Associate Portfolio Manager, Nuance
Gary Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

* Effective June 30, 2020, Mr. Lilling will replace Mr. Deutsch as a portfolio manager for this Fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

88

Summary Prospectus – April 27, 2020

JNL Multi-Manager Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 98%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 68%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Small Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$ 100	$ 312	$ 542	$1, 201

JNL Multi-Manager Small Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$ 69	$ 218	$ 379	$ 847

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	78%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

GIM Small Cap Advantage Strategy

Granahan Investment Management, Inc. (“GIM”) constructs the strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Both GIM strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark.

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments, (“Victory Capital”), sub-advises a portion of the Fund. Victory Capital constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies.

Victory Capital considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $ 8.3 billion, based on the size of the largest company in the Index on December 31, 2019), whichever is greater.

Victory Capital considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $ 19.9 billion, based on the size of the largest company in the Index on December 31, 2019), whichever is greater. The Victory RS Investments Custom Growth Strategy typically invests most of if its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

The size of companies in an index changes with market conditions and the composition of the index.

90

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Kayne Anderson Rudnick Small Cap Growth Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the strategy by investing in common stocks of small market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

KAR considers small market capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000 Growth Index on a rolling three-year basis.

WCM Small Cap Growth Strategy

WCM Investment Management, LLC (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.

WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Growth Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies which the Fund invests may vary with market conditions.   As of December 31, 2019, the Russell 2000 Growth Index included companies with approximate market capitalizations between $12.7 million and $8.27 billion. The size of companies in the index changes with market conditions and the composition of the index.

The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in REITs, foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

●	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
●	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
●	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
●	Intrinsic Value – determining the value of the company versus how the market values the company.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
91

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

92

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019 ): 21. 17%; Worst Quarter (ended 9/30/2011): -21.98%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019 ): 21. 24%; Worst Quarter (ended 9/30/2011): -21.94%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class A )	35.89%	11.29%	13. 20%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	11.10%	14.21%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class I)	36.32%	11.56%	13.45%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	11.10%	14.21%

93

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Granahan Investment Management, Inc. ("GIM")
Kayne Anderson Rudnick Investment Management, LLC ("KAR")
Victory Capital Management Inc. ("Victory Capital/RS Investments")
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Todd Beiley	April 2018	Portfolio Manager (KAR)
Jon Christensen	April 2018	Portfolio Manager (KAR)
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

94

Summary Prospectus – April 27, 2020

JNL Multi-Manager Small Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1 .09%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 79%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Small Cap Value Fund Class A
1 year	3 years	5 years	10 years
$ 111	$ 347	$ 601	$1, 329

JNL Multi-Manager Small Cap Value Fund Class I
1 year	3 years	5 years	10 years
$ 81	$ 252	$ 439	$ 978

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	84%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by five unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve's objective.

Congress Small Cap Value Strategy

Congress Asset Management Company, LLP ("Congress") constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

The Small Cap Value Strategy market capitalization range is generally within the range of the Russell 2000 Value Index (between approximately $ 25 .0 million and $ 6 .2 billion as of December 31, 2019) at the time of purchase. The market capitalization range is expected to change over time.

Congress generally constructs the strategy to consist of 70-110 companies. The Small Cap Value Strategy is predominantly focused on investing in companies domiciled within the United States. The strategy can invest in foreign securities, primarily through American Depositary Receipts (“ADRs”) and the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges. Investments in ADRs are generally less than 10%.

The strategy focuses on opportunities that Congress believes have significant upside potential, emphasizing a combination of both valuation and earnings power. Congress employs a fundamental, bottom-up investment approach that includes both financial modeling and qualitative analysis. A stock may be sold, among other reasons, if Congress believes that the company’s cumulative valuation and earnings upside potential approaches fair value, better opportunities exist, the company experiences fundamental deterioration, or the market capitalization rises above a targeted range.

Cooke & Bieler Small Cap Value Equity Strategy

Cooke & Bieler, L.P. (“C&B”) constructs the Small Cap Value Equity Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

C&B invests principally in small-capitalization companies, which are defined as having market capitalizations within the market capitalization range of the constituents of Russell 2000® Index at the time of purchase. As of December 31, 2019, the Index had a market capitalization range of $ 13 million to $ 8.34 billion.

C&B manages a relatively focused portfolio of typically 40 to 60 companies that enables C&B to provide adequate diversification while allowing the portfolio to behave differently than the market.

C&B selects securities for the strategy based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management.

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WCM Small Cap Value Strategy

WCM Investment Management, LLC (“WCM”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies that WCM believes are undervalued. WCM considers small capitalization companies to be companies within the market capitalization range of the constituents of the Russell 2000 Index (between approximately $ 12.7 million and $ 8.27 billion as of December 31, 2019). Investments in companies that move outside the capitalization range may continue to be held by the Small Cap Value Strategy at WCM’s discretion.

WCM generally constructs the strategy to consist of 25-40 companies. WCM typically selects shareholder-friendly companies with a durable competitive advantage that are trading at a discount to intrinsic value. Characteristics of these companies include sustained, high returns on invested capital, consistent free cash flow generation, and impressive compounding of net book value over time.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Reinhart Genesis PMV Strategy

Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2019, they ranged from approximately $159 million to $12.2 billion.

Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.

Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
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●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Franklin Advisory Services, LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 19.77%; Worst Quarter (ended 9/30/2011): -20.87%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 19.83% ; Worst Quarter (ended 9/30/2011): -20.83%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class A)	25.26%	5.85%	10.01%
MSCI USA Small Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.92%	7.23%	11.67%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class I)	25.68%	6.11%	10.25%
MSCI USA Small Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.92%	7.23%	11.67%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Congress Asset Management Company, LLP ("Congress")
Cooke & Bieler, L.P. ("C&B")
WCM Investment Management, LLC (“WCM”)
Reinhart Partners, Inc. ("Reinhart")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager (Congress)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Partner (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Wesley Lim, CFA	December 2018	Principal (C&B)
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL iShares Tactical Moderate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 16%
Total Annual Fund Operating Expenses	0. 81%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 16%
Total Annual Fund Operating Expenses	0. 51%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Moderate Fund Class A
1 year	3 years	5 years	10 years
$ 83	$ 259	$ 450	$1, 002

JNL iShares Tactical Moderate Fund Class I
1 year	3 years	5 years	10 years
$ 52	$ 164	$ 285	$ 640

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	55%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation ("Mellon") the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund's tactical allocation ranges .

Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
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●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Moderate Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Conservative Index with the Morningstar Moderately Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 6.60%; Worst Quarter (ended 12/31/2018): -7.02%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 6.66%; Worst Quarter (ended 12/31/2018): -6.94%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Fund (Class A)	14.38%	5.02%	5.08%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	5.55%	5.86%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	5.36%	5.64%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.08%	5.38%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Moderate Fund (Class I)	14.74%	5.48%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	6.11%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM

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Name:	Joined Fund Management Team In:	Title:
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

106

Summary Prospectus – April 27, 2020

JNL iShares Tactical Moderate Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.19%
Total Annual Fund Operating Expenses	0.84%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.19%
Total Annual Fund Operating Expenses	0.54%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

JNL iShares Tactical Moderate Growth Fund Class I
1 year	3 years	5 years	10 years
$55	$173	$302	$677

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	44%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund's tactical allocation ranges.

Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
108

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
109

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Moderate Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 8.54%; Worst Quarter (ended 12/31/2018): -9.35%

110

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 8.60%; Worst Quarter (ended 12/31/2018): -9.24%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Growth Fund (Class A)	18.06%	6.31%	6.95%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	7.43%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	6.43%	6.97%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	7.30%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Moderate Growth Fund (Class I)	18.45%	6.58%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM

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Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	March 2012	Managing Director, Head of Index – Portfolio Management , Mellon
Richard A. Brown, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management , Mellon
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management , Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

112

Summary Prospectus – April 27, 2020

JNL iShares Tactical Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 21%
Total Annual Fund Operating Expenses	0. 86%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 21%
Total Annual Fund Operating Expenses	0. 56%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Growth Fund Class A
1 year	3 years	5 years	10 years
$ 88	$ 274	$ 477	$1, 061

JNL iShares Tactical Growth Fund Class I
1 year	3 years	5 years	10 years
$ 57	$ 179	$ 313	$ 701

113

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	44%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund's tactical allocation ranges .

Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
114

●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle . In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 10.29%; Worst Quarter (ended 12/31/2018): -11.94%

116

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.42%; Worst Quarter (ended 12/31/2018): -11.91%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Growth Fund (Class A)	21.65%	7.44%	8.35%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	8.96%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	7.45%	8.25%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	8.94%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Growth Fund (Class I)	22.02%	7.58%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM

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Name:	Joined Fund Management Team In:	Title:
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, Head of Index – Portfolio Management , Mellon
Richard A. Brown, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management , Mellon
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Indexing – Portfolio Management , Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

118

Summary Prospectus – April 27, 2020

JNL/American Funds Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 40%
Total Annual Fund Operating Expenses	1. 04%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0. 40%
Total Annual Fund Operating Expenses	0. 74%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$ 106	$ 331	$ 574	$1, 271

JNL/American Funds Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$ 76	$ 237	$ 411	$ 918

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	22%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
120

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

121

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 8.80%; Worst Quarter (ended 12/31/2018): -7.43%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 8.90%; Worst Quarter (ended 12/31/2018): -7.34%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/American Funds Moderate Growth Allocation Fund (Class A)	18.65%	7.02%	7.63%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	7.37%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	6.43%	6.99%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	7.34%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.53%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.84%

122

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Moderate Growth Allocation Fund (Class I)	18.99%	7.50%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

123

Summary Prospectus – April 27, 2020

JNL/American Funds Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0. 41%
Total Annual Fund Operating Expenses	1. 05%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0. 41%
Total Annual Fund Operating Expenses	0. 75%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$ 107	$ 334	$ 579	$1, 283

JNL/American Funds Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$ 77	$ 240	$ 417	$ 930

124

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all the American Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities , 0%-40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
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●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 10.87%; Worst Quarter (ended 12/31/2018): -9.65%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.95%; Worst Quarter (ended 12/31/2018): -9.56%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/American Funds Growth Allocation Fund (Class A)	23.37%	8.71%	9.41%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	8.94%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	7.45%	8.29%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	8.99%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.53%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.84%

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Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Growth Allocation Fund (Class I)	23.71%	9.49%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/AQR Large Cap Defensive Style Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return. Total return consists of capital appreciation and income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 87%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 57%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/AQR Large Cap Defensive Style Fund Class A
1 year	3 years	5 years	10 years
$ 89	$ 278	$ 482	$1, 073

JNL/AQR Large Cap Defensive Style Fund Class I
1 year	3 years	5 years	10 years
$ 58	$ 183	$ 318	$ 714

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
6/24/2019 - 12/31/2019	82%

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts , and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2019, the market capitalization of the companies comprising the MSCI USA Index ranged from $ 4.2 billion to $ 1.295 trillion . The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Sub-Adviser has identified to have low measures of risk and high quality (e.g., stable companies in good business health).

The Fund is actively managed, and the Sub-Adviser will vary the Fund’s exposures to issuers and industries based on the Sub-Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Sub-Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the Sub-Adviser’s security selection process. The Sub-Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Sub-Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Sub-Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Sub-Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the sub-adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Hedging transactions risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
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●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
AQR Capital Management, LLC ("AQR")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

133

Summary Prospectus – April 27, 2020

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 69%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0. 75%
Total Annual Fund Operating Expenses	1. 74%
Less Waiver/ Reimbursement[4]	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1. 74%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0. 37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.21%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	JNAM has contractually agreed to waive 0.00% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0. 61%
Total Annual Fund Operating Expenses	1. 30%
Less Waiver/ Reimbursement[4]	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1. 30%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0. 37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
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[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.21%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	JNAM has contractually agreed to waive 0.00% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

JNAM has contractually agreed to waive 0.025% of the management fees of the Fund when the assets are between $500 million and $1 billion, and waive 0.05% of the management fees of the Fund when the assets are over $1 billion. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A
1 year	3 years	5 years	10 years
$ 177	$ 548	$ 944	$ 2,052

JNL/AQR Large Cap Relaxed Constraint Equity Fund Class I
1 year	3 years	5 years	10 years
$ 132	$ 412	$ 713	$1, 568

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	85%

Principal Investment Strategies. The Fund’s principal investment strategy is to invest in a broad mix of equity securities that aims to produce long-term capital appreciation in excess of MSCI USA Index.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings made for investment purposes) in equity securities or equity related instruments (together, “equity securities”) of large-capitalization companies, which AQR Capital Management, LLC (“Sub-Adviser”) generally considers to be those companies with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2019, the market capitalization range for the MSCI USA Index was $ 4.2 billion to $ 1.295 trillion .

The Sub-Adviser will normally establish long and short positions in equity securities, including, but not limited to, common stocks, exchange-traded funds and similar pooled investment vehicles, equity index futures and real estate investment trusts . The Fund will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI USA Index. “Relaxed Constraint” in the Fund’s name reflects the Fund’s strategy to take long as well as short positions in the equity securities in which it invests, as opposed to a traditional “long-only” fund which does not establish short positions (i.e., relaxing the “long-only” constraint). Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Sub-Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Sub-Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

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The Fund, when taking a “long” equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a “short” equity position, the Fund borrows the security from a third party and sells it at the then current market price. A “short” equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases.

In constructing the Fund’s portfolio, the Sub-Adviser utilizes a quantitative investment process. A quantitative investment process is a systematic method of evaluating securities and other assets by analyzing a variety of data through the use of models—or processes—to generate an investment opinion. The models consider a wide range of factors, including, but not limited to, value and momentum.

Value strategies favor securities that appear cheap based on fundamental measures . Examples of value measures include using price-to-earnings and price-to-book ratios.

Momentum strategies favor securities with strong recent performance and positive changes in fundamentals.

In addition to these two main factors, the Sub-Adviser may use a number of additional factors based on the Sub-Adviser’s proprietary research, including but not limited to, quality, investor sentiment and management signaling. The Sub-Adviser may add to or modify the factors employed in selecting investments.

The Sub-Adviser determines the long or short weight of each equity security in the portfolio using portfolio optimization techniques, taking into account the Sub-Adviser’s assessment of attractiveness of the equity security based on various factors, including those described above, stock weights in the benchmark index, estimated transaction costs associated with trading each equity security, and additional criteria that form part of the Sub-Adviser’s security selection process.

The Fund invests significantly in equity securities. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.

As with equity positions, the Fund may also take “long” and “short” positions in derivative instruments, such as equity index futures contracts. A “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. A “short” position in a derivative instrument will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
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●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Investment momentum style risk – Investing in or having exposure to securities with positive momentum involves investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style falls out of favor, which may hurt the investment performance of a Fund using such strategy.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
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●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 24, 2017 reflects the Fund's results when managed by the former sub-adviser, Goldman Sachs Assets Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 15.60%; Worst Quarter (ended 9/30/2011): -20.24%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 15.49%; Worst Quarter (ended 9/30/2011): -20.19%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/AQR Large Cap Relaxed Constraint Equity Fund (Class A)	25.94%	7.32%	9 .72%
MSCI USA Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.64%	11.62%	13 .55%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/AQR Large Cap Relaxed Constraint Equity Fund (Class I)	26.38%	7.59%	9 .97%
MSCI USA Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.64%	11.62%	13 .55%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
AQR Capital Management, LLC ("AQR")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	April 2017	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	April 2017	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/AQR Managed Futures Strategy Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 80%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0. 05%
Total Annual Fund Operating Expenses[3]	1. 31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0. 05%
Total Annual Fund Operating Expenses[3]	1. 01%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/AQR Managed Futures Strategy Fund Class A
1 year	3 years	5 years	10 years
$133	$ 415	$ 718	$1, 579

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JNL/AQR Managed Futures Strategy Fund Class I
1 year	3 years	5 years	10 years
$ 103	$ 322	$ 558	$1 ,236

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	0%

In accordance with industry practice, certain derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (typically greater than 300% per year (as discussed below under "Principal Investment Strategies").

Principal Investment Strategies. To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments, forwards and swaps, as defined below. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts and swaps across four major asset classes (commodities, currencies, fixed-income and equities). The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments, forwards and swaps, and may include, but will not be limited to, global equity index futures, swaps on equity index futures and equity swaps, global currencies, currency forwards and currency futures, commodity futures, forwards and swaps, global interest rate and bond futures and swaps (collectively, “Instruments”). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows AQR Capital Management, LLC (“Sub-Adviser”) to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

The Sub-Adviser uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in equity, fixed-income, currency and commodity Instruments. As a part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including the Sub-Adviser’s systematic assessment of a trend and its likelihood of continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk. The owner of a "long" position in a derivative instrument will benefit from an increase in the price of the underlying security or instrument. The owner of the "short" position in a derivative instrument will benefit from a decrease in price of the underlying security or instrument. The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed-income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to experience greater volatility. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.

The Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

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As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The Investment Company Act of 1940, as amended (“1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as "asset segregation") liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures. For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities (including U.S. treasury bills), U.S. government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
●	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
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●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
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●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	Hedging transactions risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
●	Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
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●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
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●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Credit Suisse Managed Futures Index with the SG Trend Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2014): 9.30%; Worst Quarter (ended 12/31/2016): -7.90%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2014): 9.40%; Worst Quarter (ended 12/31/2016): -7.90%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (August 29, 2011)
JNL/AQR Managed Futures Strategy Fund (Class A)	0.00%	- 3.49%	-0. 28%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.28%	1.07%	0. 67%
SG Trend Index (reflects no deduction for fees, expenses, or taxes)	9.23%	-0.75%	1.05%
Credit Suisse Managed Futures Hedge Fund Index (reflects no deduction for fees, expenses, or taxes )*	9.01%	-0.61%	0. 39%

*

The Credit Suisse Managed Futures Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on August 31, 2011, the first available date following the Fund’s inception. The Fund’s performance for the period beginning on August 31, 2011 was -0. 24%.

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Class (August 29, 2011)
JNL/AQR Managed Futures Strategy Fund (Class I)	0.39%	-3.26%	-0.06%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.28%	1.07%	0.67%
SG Trend Index (reflects no deduction for fees, expenses, or taxes)	9.23%	-0.75%	1.05%
Credit Suisse Managed Futures Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)*	9.01%	-0.61%	0.39%

*

The Credit Suisse Managed Futures Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on August 31, 2011, the first available date following the Fund’s inception. The Fund’s performance for the period beginning on August 31, 2011 was -0.02%.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
AQR Capital Management, LLC ("AQR")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Clifford S. Asness, Ph.D., M.B.A.	2011	Managing and Founding Principal of AQR
John M. Liew, Ph.D., M.B.A.	2011	Founding Principal, AQR
Yao Hua Ooi	2011	Principal, AQR
Ari Levine, M.S.	2016	Principal, AQR

148

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/BlackRock Advantage International Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1. 02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 72%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Advantage International Fund Class A
1 year	3 years	5 years	10 years
$ 104	$ 325	$ 563	$1, 248

JNL/BlackRock Advantage International Fund Class I
1 year	3 years	5 years	10 years
$ 74	$ 230	$ 401	$ 894

150

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
6/24/2019 - 12/31/2019	86%

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
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●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC ("BlackRock")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Raffaele Savi	June 2019	Managing Director, BlackRock
Kevin Franklin	June 2019	Managing Director, BlackRock
Richard Mathieson	June 2019	Managing Director, BlackRock

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/BlackRock Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 57%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.16%
Total Annual Fund Operating Expenses[3]	1. 03%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.16%
Total Annual Fund Operating Expenses[3]	0. 73%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$ 105	$ 328	$ 569	$1, 259

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JNL/BlackRock Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$ 75	$ 233	$ 406	$ 906

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	203%

Principal Investment Strategies. The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. For purposes of this Fund, equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. For purposes of this Fund, debt securities include, but are not limited to, U.S. and foreign government bonds, corporate bonds, convertible bonds, structured notes, credit-linked notes, mortgage- and asset-backed securities, loan assignments and loan participations, and securities issued by certain international organizations such as the World Bank. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, the Fund may emphasize either debt securities or equity securities; however, over time the Fund’s portfolio of assets will tend to be relatively balanced between equity and debt securities and widely diversified among many individual investments. In selecting equity investments, the Fund mainly seeks securities that BlackRock Investment Management, LLC (“Sub-Adviser”) believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds, corporate loans and distressed securities. Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality. The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets. The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex-U.S.) Index; 24% ICE BofAML Current 5-Year US Treasury Index; and 16% FTSE Non-US Dollar World Government Bond Index.

Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

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The Fund may invest in Real Estate Investment Trusts (“REITs”). The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in commodities, such as exchange-traded funds (“ETFs”). The Fund may invest up to 25% of its total assets in commodity-related instruments (which may include, among others, commodity options, futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) (collectively, "Commodities'").

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
●	Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and derivatives risk, they may be subject to additional risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
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●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
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●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
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●	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
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●	Tax risk – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”), including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed under a master-feeder structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the 36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 7.77%; Worst Quarter (ended 9/30/2011): -10.84%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 7.75%; Worst Quarter (ended 9/30/2011): -10.72%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (October 11, 2010)
JNL/BlackRock Global Allocation Fund (Class A)	17.71%	4.89%	5.32%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	9.69%
36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	18.79%	6.63%	7.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	14.04%
FTSE World (ex-U.S.) Index (reflects no deduction for fees, expenses, or taxes)	22.63%	6.09%	5.40%
Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	5.91%	2.00%	1.96%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.32%	1.87%	0.54%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (October 11, 2010)
JNL/BlackRock Global Allocation Fund (Class I)	18.08%	5.15%	5.55%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	9.69%
36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	18.79%	6.63%	7.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	14.04%
FTSE World (ex-U.S.) Index (reflects no deduction for fees, expenses, or taxes)	22.63%	6.09%	5.40%
Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	5.91%	2.00%	1. 96%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.32%	1.87%	0. 54%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC ("BlackRock")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Rick Rieder	April 2019	Managing Director, BlackRock, Inc.
Russ Koesterich, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
David Clayton, CFA, JD	January 2017	Managing Director, BlackRock, Inc.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/BlackRock Global Natural Resources Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.00%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Global Natural Resources Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

JNL/BlackRock Global Natural Resources Fund Class I
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	71%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets . Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks.

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets (but in no fewer than three countries).

In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where BlackRock International Limited, the Fund’s sub-adviser, sees attractive supply-and-demand dynamics. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
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●	Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
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●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
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●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/VanEck International Gold Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund's principal investment strategies, the Fund uses the 75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index as the Fund's secondary benchmark.

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the S&P Global Natural Resources Index with the S&P Global Natural Resources Index (Net) as the Fund's primary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2010): 16.33%; Worst Quarter (ended 9/30/2015): -19.31%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2010): 16.36%; Worst Quarter (ended 9/30/2015): -19.21%

Average Annual Total Returns as of 12/31 /2019
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class A)	14.79%	-2.31%	-0.87%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.41%	4.14%	1.05%
75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	14.06%	1.44%	0.37%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	17.20%	4.79%	1.61%
MSCI Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.83%	3.93%	4.00%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	7.69%	-3.92%	-4.73%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class I)	15.08%	-2.08%	-0.66%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.41%	4.14%	1.05%
75% MSCI Natural Resources Index (Net), 25% Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	14.06%	1.44%	0.37%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	17.20%	4.79%	1.61%
MSCI Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.83%	3.93%	4.00%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	7.69%	-3.92%	-4.73%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock International Limited ("BIL")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alastair Bishop	September 2017	Managing Director, BlackRock, Inc.
Tom Holl, CFA	September 2017	Director, BlackRock, Inc.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/BlackRock Large Cap Select Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Large Cap Select Growth Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

JNL/BlackRock Large Cap Select Growth Fund Class I
1 year	3 years	5 years	10 years
$58	$183	$318	$714

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	44%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, convertible securities, as well as American Depositary Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the BlackRock Investment Management, LLC (“Sub-Adviser”) seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
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●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
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●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 3/31/2019): 17.00% ; Worst Quarter (ended 12/31/2018): -15.79%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.11%; Worst Quarter (ended 12/31/2018): -15.73%

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Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	32.30%	13.96%	13.83%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	14.10%	15.18%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class I)	32.73%	14.24%	14.19%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	14.10%	15.18%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC ("BlackRock")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp, CFA	September 2013	Managing Director, BlackRock
Phil Ruvinsky	April 2020	Managing Director, BlackRock, Inc.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Boston Partners Global Long Short Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	1.00%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	2.41%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.84%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.99%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses	2.10%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019 . The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.84% . The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

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Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Boston Partners Global Long Short Equity Fund Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

JNL/Boston Partners Global Long Short Equity Fund Class I
1 year	3 years	5 years	10 years
$213	$658	$1,129	$2,431

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	117%

Principal Investment Strategies. The Fund invests in long positions in stocks identified by the Sub-Adviser, Boston Partners Global Investors, Inc. (“Boston Partners”) as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

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The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities that are assets.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed-income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences. The Fund expects to utilize contracts for differences to maintain a significant portion of its short positions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
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●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU . Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
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●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
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●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Segregated account risk – A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
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Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2015): 4.24%; Worst Quarter (ended 12/31/2018): -7.76%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2018): 2.93%; Worst Quarter (ended 12/31/2018): -7.64%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (September 15, 2014)
JNL/Boston Partners Global Long Short Equity Fund (Class A)	4.84%	2.00%	1.61%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	8.12%

183

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/Boston Partners Global Long Short Equity Fund (Class I)	5.12%	-0.48%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	9.72%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Boston Partners Global Investors, Inc. ("Boston Partners")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Christopher K. Hart	September 2014	Senior Portfolio Manager, Boston Partners
Joseph F. Feeney, Jr.	September 2014	Chief Executive Officer and Chief Investment Officer, Boston Partners
Joshua Jones	September 2014	Portfolio Manager, Boston Partners
Joshua White	September 2018	Portfolio Manager, Boston Partners

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

184

Summary Prospectus – April 27, 2020

JNL/Causeway International Value Select Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and income through investment primarily in larger capitalization equity securities.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.97%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.67%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Causeway International Value Select Fund Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/Causeway International Value Select Fund Class I
1 year	3 years	5 years	10 years
$68	$214	$373	$835

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

185

Period
1/1/2019 - 12/31/2019	30%

Principal Investment Strategies. The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 15% of its total assets in companies in emerging (less developed) markets.

When investing the Fund’s assets, Causeway Capital Management LLC (“Sub-Adviser”) follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of companies throughout the non-U.S. developed and emerging markets, the Sub-Adviser uses quantitative market capitalization and valuation screens to narrow the potential investment candidates to approximately 2,000 securities. To select investments, the Sub-Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Sub-Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Sub-Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Sub-Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

●	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector;
●	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market;
●	Low price-to-book value ratio (stock price divided by book value per share) relative to the market;
●	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market; and
●	Financial strength.

Generally, price-to-earnings and yield are the most important factors.

The Fund generally invests in companies with market capitalizations greater than $5 billion at time of investment, but may invest in companies with any market capitalization. There are no limitations on the minimum amount or maximum amount that the Fund may invest in any particular country.

The Sub-Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
186

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
187

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle . In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, J.P. Morgan Investment Management Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 9/30/2010): 20.30% ; Worst Quarter (ended 9/30/2011): -22.07%

188

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 9/30/2010): 20.39% ; Worst Quarter (ended 9/30/2011): -22.10%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class A)	18.97%	3.99%	3.80%
MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.09%	3.54%	3.98%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class I)	19.30%	4.25%	4.02%
MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.09%	3.54%	3.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Causeway Capital Management LLC ("Causeway")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Sarah H. Ketterer	September 2015	Chief Executive Officer, Causeway
Harry W. Hartford	September 2015	President, Causeway
James A. Doyle	September 2015	Portfolio Manager, Causeway
Jonathan P. Eng	September 2015	Portfolio Manager, Causeway
Conor S. Muldoon, CFA	September 2015	Portfolio Manager, Causeway
Alessandro Valentini, CFA	September 2015	Portfolio Manager, Causeway
Ellen Lee	September 2015	Portfolio Manager, Causeway
Steven Nguyen	January 2019	Portfolio Manager, Causeway

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

189

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

190

Summary Prospectus – April 27, 2020

JNL/ClearBridge Large Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.96%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/ClearBridge Large Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

JNL/ClearBridge Large Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$67	$211	$368	$822

191

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	19%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

The core holdings of the Fund are large-capitalization companies that ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”) believes to be dominant in their industries due to product, distribution or service strength. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

The Fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
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●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 3/31/2019): 15.70% ; Worst Quarter (ended 12/31/2018): -13.29%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 15.73% ; Worst Quarter (ended 12/31/2018): -13.18%

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Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	31.67%	16.93%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	18.16%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class I)	31.92%	17.22%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	18.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
ClearBridge Investments, LLC ("ClearBridge")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Peter Bourbeau	September 2017	Portfolio Manager, ClearBridge
Margaret Vitrano	September 2017	Portfolio Manager, ClearBridge

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

194

Summary Prospectus – April 27, 2020

JNL/DFA Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses[4]	0.94%
Less Waiver/Reimbursement[3]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.82%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has also contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.29%
Total Annual Fund Operating Expenses[5]	0.64%
Less Waiver/Reimbursement[3,4]	0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.47%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

195

[4]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has also contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$84	$288	$508	$1,144

JNL/DFA Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$48	$188	$340	$782

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	45%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). Not all Funds of DFA Fund Groups are available as Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Please refer to the statutory prospectus for a list of available Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

196

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies, and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
197

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

198

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 3/31/2019): 10.29% ; Worst Quarter (ended 12/31/2018): -11.54%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 10.26% ; Worst Quarter (ended 12/31/2018): -11.43%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (April 24, 2017)
JNL/DFA Growth Allocation Fund (Class A)	21.46%	7.61%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	10.09%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	9.95%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	9.70%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	11.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.83%

199

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/DFA Growth Allocation Fund (Class I)	21.85%	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2017	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

200

Summary Prospectus – April 27, 2020

JNL/DFA Moderate Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses[4]	0.92%
Less Waiver/Reimbursement[3]	0.10%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.82%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has also contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses[5]	0.62%
Less Waiver/Reimbursement[3,4]	0.15%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	0.47%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

201

[4]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. JNAM has also contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund due to its investment in the JNL/DFA International Core Equity Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$84	$283	$500	$1,122

JNL/DFA Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$48	$183	$331	$760

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	35%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. (collectively, “DFA Fund Groups”). Not all Funds of DFA Fund Groups are available as Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Please refer to the statutory prospectus for a list of available Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

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In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the dated of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies, and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
203

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

204

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 8.52% ; Worst Quarter (ended 12/31/2018): -8.78%

Annual Total Returns as of December 31

Class I

Best Quarter (e nded 3/31/2019): 8.58% ; Worst Quarter (ended 12/31/2018): -8.65%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (April 24, 2017)
JNL/DFA Moderate Growth Allocation Fund (Class A)	18.40%	6.91%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	8.51%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	8.49%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	8.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	11.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.83%

205

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/DFA Moderate Growth Allocation Fund (Class I)	18.76%	6.04%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2017	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

206

Summary Prospectus – April 27, 2020

JNL/DFA International Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.91%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.61%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.56%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA International Core Equity Fund Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

207

JNL/DFA International Core Equity Fund Class I
1 year	3 years	5 years	10 years
$57	$190	$335	$757

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
6/24/2019 - 12/31/2019	5%

Principal Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe. Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), generally defines the “International Universe” as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Sub-Adviser. The Fund’s increased exposure to small-capitalization, value, and high-profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small-capitalization, value, and/or high-profitability companies. The Sub-Adviser considers an equity issuer to be a growth company primarily because it has a high price in relation to its book value. The Sub-Adviser considers securities to be value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing growth, value, or profitability are subject to change from time to time.

Under normal circumstances, the Fund intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
208

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
209

●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP ("DFA")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Collins-Dean	June 2019	Senior Portfolio Manager and Vice President, DFA
Jed S. Fogdall	June 2019	Global Head of Portfolio Management and Vice President, DFA
Mary T. Phillips	June 2019	Deputy Head of Portfolio Management, North America and Vice President, DFA
Bhanu P. Singh	June 2019	Senior Portfolio Manager and Vice President, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

210

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

211

Summary Prospectus – April 27, 2020

JNL/DFA U.S. Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.80%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.50%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.45%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA U.S. Core Equity Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

JNL/DFA U.S. Core Equity Fund Class I
1 year	3 years	5 years	10 years
$46	$155	$275	$623

212

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	9%

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The Sub-Adviser generally defines the “U.S. Universe” as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Fund’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. An equity issuer is considered a value company primarily because it has a low price in relation to its book value. In assessing growth and value, the Sub-Adviser may consider additional factors such as price to cash flow earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing growth, value, or profitability are subject to change from time to time.

The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
213

●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 3/31/2019): 13.72%; Worst Quarter (ended 12/31/2018): -15.74%

214

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 13.85%; Worst Quarter (ended 12/31/2018): -15.70%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	29.55%	9.91%	11.62%
MSCI USA IMI Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.14%	11.32%	13.48%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class I)	29.99%	10.21%	11.88%
MSCI USA IMI Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.14%	11.32%	13.48%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP ("DFA")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Joel P. Schneider	April 2019	Deputy Head of Portfolio Management, North America and Vice President, DFA
Jed S. Fogdall	2012	Global Head of Portfolio Management and Vice President, DFA
Lukas J. Smart	April 2017	Senior Portfolio Manager and Vice President, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

215

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

216

Summary Prospectus – April 27, 2020

JNL/DFA U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.00%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.70%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

217

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$66	$219	$385	$866

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	26%

Principal Investment Strategies. The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. small-capitalization companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-capitalization company, the greater its representation in the Fund. Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a low price in relation to their book value. In assessing value, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies. As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2019, the market capitalization of a small-capitalization company would be $6.5 billion or below. This threshold will change due to market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
218

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
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Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance information prior to September 25, 2017 reflects the Fund's results using its prior principal investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/DFA U.S. Small Cap Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2016): 13.49%; Worst Quarter (ended 12/31/2018): -20.10%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 12.52%; Worst Quarter (ended 12/31/2018): -20.02%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (September 10, 2012)
JNL/DFA U.S. Small Cap Fund (Class A)	21.36%	6.84%	10.42%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.38%	9.20%	12.49%

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Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/DFA U.S. Small Cap Fund (Class I)	21.80%	5.37%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.38%	9.47%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP ("DFA")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jed S. Fogdall	September 2012	Global Head of Portfolio Management and Vice President, DFA
Joel P. Schneider	July 2015	Deputy Head of Portfolio Management, North America and Vice President, DFA
Marc C. Leblond	April 2020	Senior Portfolio Manager and Vice President, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/DoubleLine® Core Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize current income and total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.47%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Core Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$79	$246	$428	$954

JNL/DoubleLine® Core Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	53%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-Income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign subordinated or junior subordinated bank debt, including Tier 1 preferred or hybrid bank debt, and Tier 2 debt); mortgage-backed securities; asset-backed securities (“ABS”); foreign securities (corporate, currencies and government); emerging market securities (corporate, quasi-sovereigns and government); bank loans and assignments; ABS loans and other securities bearing fixed or variable interest rates of any or no maturity. Such Fixed-Income instruments may be indexed to inflation by certain issuers. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years, as calculated by DoubleLine Capital LP (“DoubleLine”). Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 33 1/3% of its total assets in high-yield securities (“junk bonds”), bank loans or assignments rated BB+ or lower by Moody’s or equivalently rated by S&P Global Ratings, Fitch Inc., Kroll, DBRS, Morningstar, or any other NRSRO, or, if unrated, determined by DoubleLine to be of comparable quality. DoubleLine does not consider the term “junk bonds” to include mortgage-backed securities or any other ABS, regardless of their credit rating or credit quality.

The Fund may invest up to 30% of its total assets in securities or derivatives denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities or ABS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by DoubleLine or its affiliates. The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
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●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
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●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
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●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.
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●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle . In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 25, 2017 reflects the Fund’s results when managed by the former sub-adviser, Pacific Investment Management Company LLC. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

227

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 9/30/2010): 3.34%; Worst Quarter (ended 6/30/2013): -3.36%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 9/30/2010): 3.45% ; Worst Quarter (ended 6/30/2013): -3.29%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/DoubleLine® Core Fixed Income Fund (Class A)	7.81%	3.13%	3.77%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/DoubleLine® Core Fixed Income Fund (Class I)	8.23%	3.38%	4.00%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP ("DoubleLine")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2017	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	September 2017	Deputy Chief Investment Officer, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

229

Summary Prospectus – April 27, 2020

JNL/DoubleLine® Emerging Markets Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high total return from current income and capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.08%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.78%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

230

JNL/DoubleLine® Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	34%

Principal Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity. The Fund will generally invest in at least four emerging market countries.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index. In addition, DoubleLine Capital LP (“Sub-Adviser”) has broad discretion to identify other countries that it considers to be emerging market countries. In determining whether an issuer of non-sovereign debt is in an emerging market country, the Sub-Adviser will generally look to the issuer’s “country of risk”, as classified in Bloomberg. Bloomberg’s determination of “country of risk” is based on a number of criteria, including country of domicile, country of primary listing, country of majority revenue, and reporting currency. The Sub-Adviser may also classify a non-sovereign issuer as an emerging market issuer on a basis other than Bloomberg’s “country of risk” classification.

The Fund may invest, without limitation, in fixed-income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Sub-Adviser to be of comparable quality. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest in hybrid securities relating to emerging market countries.

The Fund may invest up to 15% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the Sub-Adviser believes the expected debt sustainability of the country is not reflected in current market valuations. The Fund may invest in derivatives and other instruments, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In allocating investments among various emerging market countries, the Sub-Adviser attempts to analyze internal political, market and economic factors. These factors may include:

●	public finances;
●	monetary policy;
●	external accounts;
●	financial markets;
●	foreign investment regulations;
●	stability of exchange rate policy; and
●	labor conditions.

In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

231

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, when the Sub-Adviser believes there are negative macro geo-political considerations that may affect the issuer, when the Sub-Adviser determines to take advantage of a better investment opportunity, or when the individual security has reached the Sub-Adviser’s sell target.

The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
232

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
233

●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/Goldman Sachs Emerging Markets Debt Fund (the "Acquired Fund"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

234

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 5.27% ; Worst Quarter (ended 3/31/2018): -1.89%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 5.36% ; Worst Quarter (ended 3/31/2018): -1.80%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (April 25, 2016)
JNL/DoubleLine® Emerging Markets Fixed Income Fund (Class A)	11.38%	5.51%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	6.43%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	13.08%	6.28%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Emerging Markets Fixed Income Fund (Class I)	11.67%	3.82%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	4.84%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	13.08%	5.14%

235

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP ("DoubleLine")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Luz Padilla	April 2016	Director of Emerging Markets Fixed Income and Portfolio Manager, DoubleLine
Mark Christensen	April 2016	Portfolio Manager, DoubleLine
Su Fei Koo	April 2016	Portfolio Manager, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

236

Summary Prospectus – April 27, 2020

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.03%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.73%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Shiller Enhanced CAPE® Fund Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

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JNL/DoubleLine® Shiller Enhanced CAPE® Fund Class I
1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	52%

Principal Investment Strategies. The Fund seeks to achieve its objective by looking to achieve total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector II ER USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments, to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index’s return. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Note regarding Index-Based Swaps” in the Prospectus for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by DoubleLine Capital LP (the “Sub-Adviser”) to seek to provide additional long-term total return.

The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Index, the Fund will have focused exposures to the sectors making up the Index. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.

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Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Sub-Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Sub-Adviser may choose to invest all or a portion of the Fund’s assets in one or more fixed-income funds managed by the Sub-Adviser. Debt instruments in which the Fund may invest include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) Real Estate Investment Trust (“REIT”) securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Sub-Adviser may invest Fund assets in other funds managed by the Sub-Adviser from time to time in order to obtain the Fund’s desired investment exposure. Investing in other funds managed by the Sub-Adviser involves potential conflicts of interest. For example, the Sub-Adviser or its affiliates may receive fees based on the amount of assets invested in such other investment vehicles. This and other factors may give the Sub-Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Sub-Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Sub-Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

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The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund’s debt instruments, under normal market conditions, the Sub-Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed-income markets and may include consideration of:

●	security selection within a given sector;
●	relative performance of the various market sectors;
●	the shape of the yield curve; and
●	fluctuations in the overall level of interest rates.

The Sub-Adviser also utilizes active asset allocation and monitors the duration of the Fund’s fixed-income securities to seek to mitigate the Fund’s exposure to interest rate risk.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
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●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way the Fund’s investment manager does not anticipate.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Municipal securities risk – Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of projects in the same or similar sectors (e.g., education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (e.g., general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state’s fiscal stability and affect the value of a Fund’s investment in municipal securities. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that has caused many states to operate under significant financial stress. Certain states or municipalities may file for, and enter bankruptcy proceedings. Legal and regulatory requirements related to state and municipal bankruptcy are evolving, which could affect the value of a Fund’s investment in municipal securities.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
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●	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

244

Annual Total Returns as of December 31

Class A

Best Quarter ( ended 3/31/2019): 16.34% ; Worst Quarter (ended 12/31/2018): -15.57%

Annual Total Returns as of December 31

Class I

Best Quarter ( ended 3/31/2019): 16.40% ; Worst Quarter (ended 12/31/2018): -15.52%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Fund (September 28, 2015)
JNL/DoubleLine® Shiller Enhanced CAPE® Fund (Class A)	33.66%	18.04%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	15.88%

Average Annual Total Returns as of 12/31/2 019
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Shiller Enhanced CAPE® Fund (Class I)	34.08%	14.68%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP ("DoubleLine")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2015	Chief Executive Officer and Chief Investment Officer , DoubleLine
Jeffrey J. Sherman	September 2015	Deputy Chief Investment Officer , DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

246

Summary Prospectus – April 27, 2020

JNL/DoubleLine® Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.42%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 83%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.42%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 53%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine ® Total Return Fund Class A
1 year	3 years	5 years	10 years
$ 85	$ 265	$ 460	$1, 025

JNL/DoubleLine ® Total Return Fund Class I
1 year	3 years	5 years	10 years
$ 54	$ 170	$ 296	$ 665

247

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	25%

Principal Investment Strategies. Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by S&P Global Ratings (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (“Sub-Adviser”) to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short-term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed backed obligations, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and obligations of the U.S. Government and its agencies, instrumentalities, or sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the Sub-Adviser typically uses a controlled-risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Sub-Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

The Sub-Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point.

248

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
●	Collateralized debt obligations risk – Collateralized debt obligations (CDOs) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks, including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of a forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
249

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
250

●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect the expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/DoubleLine(R) Total Return Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2014): 2.40%; Worst Quarter (ended 12/31/2016): -1.91%

251

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2019): 2.20%; Worst Quarter (ended 3/31/2018): -0.28%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/DoubleLine® Total Return Fund (Class A)	5.62%	3. 03%	3. 43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.55%

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Total Return Fund (Class I)	5.91%	3.64%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP ("DoubleLine")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer and Chief Investment Officer , DoubleLine
Philip A. Barach	September 2013	President, DoubleLine
Andrew Hsu, CFA	September 2019	Portfolio Manager, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

252

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

253

Summary Prospectus – April 27, 2020

JNL/Fidelity Institutional Asset Management® Total Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.80%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.50%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Fidelity Institutional Asset Management® Total Bond Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

254

JNL/Fidelity Institutional Asset Management® Total Bond Fund Class I
1 year	3 years	5 years	10 years
$51	$160	$280	$628

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	364%

Portfolio turnover for the period of January 1, 2019 to June 23, 2019 is from the prior sub-adviser, Goldman Sachs Asset Management, L.P.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

FIAM LLC, the Fund’s sub-adviser (“Sub-Adviser”), uses the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) as a guide in allocating the Fund’s assets across the investment-grade, high yield, and emerging market asset classes. The Sub-Adviser manages the Fund to have similar overall interest rate risk to the Index.

The Sub-Adviser may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser allocates the Fund’s assets among different asset classes, different market sectors (for example, corporate, asset-backed, or government securities), and different maturities based on the Sub-Adviser’s view of the relative value of each sector or maturity.

The Sub-Adviser analyzes the credit quality of the issuer, the issuer’s potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

The Sub-Adviser may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives, regardless of whether the Fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Sub-Adviser may invest a significant portion of the Fund’s assets in these types of investments. The Fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Sub-Adviser’s outlook and market conditions, the Sub-Adviser may engage in these transactions to increase or decrease the Fund’s exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
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●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
256

●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to June 24, 2019 reflects the Fund's results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 3.75%; Worst Quarter (ended 12/31/2016): -2.92%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 3.77%; Worst Quarter (ended 12/31/2016): -2.86%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management® Total Bond Fund (Class A)	9.23%	2.56%	3.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3. 75%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management® Total Bond Fund (Class I)	9.56%	2. 83%	4. 07%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3. 75%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
FIAM LLC ("FIAM")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Munoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Weaver	June 2019	Portfolio Manager, FIAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/First State Global Infrastructure Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return through growth of capital and inflation-protected income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 69%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	1.15%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	0.85%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/First State Global Infrastructure Fund Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

JNL/First State Global Infrastructure Fund Class I
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/ 2019 - 12/31/ 2019	49%

Principal Investment Strategies. The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Fund’s sub-adviser, in which case the Fund would invest at least 30%) in non-U.S. infrastructure companies.

The Fund defines an infrastructure company as one that exhibits the characteristics of high barriers to entry, strong pricing power, predictable cash flows and sustainable growth. The Fund defines infrastructure assets, among other things, as the physical structures, networks and systems of transportation, energy, water, waste, and communication. Given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.

The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The foreign securities in which the Fund may invest include, but not limited to, depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in initial public offerings (“IPOs”).

The Fund may invest without limit in stapled securities to gain exposure to infrastructure companies in Australia. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.

The Fund may invest in real estate investment trusts (“REITs”) and limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange that meet the Fund’s definition of an infrastructure company.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Infrastructure companies risk – Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

261

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Stapled securities risk – A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
●	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
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●	Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to August 13, 2018 reflects the Fund's results when managed by the former sub-adviser, Brookfield Investment Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective December 31, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the S&P Global Infrastructure Index with the S&P Global Infrastructure Index (Net) as the Fund's primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14 .17%; Worst Quarter (ended 9/30/2015): -10.86%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.17%; Worst Quarter (ended 9/30/2015): -10.86%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (December 12, 2011)
JNL/First State Global Infrastructure Fund (Class A)	26.92%	3.67%	8.65%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	25.75%	5.61%	8.35%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	26.99%	6.57%	9.31%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (December 12, 2011)
JNL/First State Global Infrastructure Fund (Class I)	27.24%	3.92%	8.89%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	25.75%	5.61%	8.35%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)	26.99%	6.57%	9.31%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
First Sentier Investors (Australia) IM Ltd (“First State”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Andrew Greenup	August 2018	Deputy Head of Global Listed Infrastructure, First State
Peter Meany	August 2018	Head of Global Listed Infrastructure, First State

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Franklin Templeton Global Multisector Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 57%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	1. 05%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0. 75%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Global Multisector Bond Fund Class A
1 year	3 years	5 years	10 years
$ 107	$ 334	$ 579	$1, 283

JNL/Franklin Templeton Global Multisector Bond Fund Class I
1 year	3 years	5 years	10 years
$ 77	$ 240	$ 417	$ 930

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	45%

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers located anywhere in the world, including developing markets (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures, and may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.); the Fund’s investments will generally be invested outside the United States. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity or duration, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

The Fund may invest in fixed-income securities of any credit quality, including below investment grade or high-yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest/bond futures and interest rate swap agreements (which may include interest rate and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries, durations, or credit risks.

Franklin Advisers, Inc. (“Sub-Adviser”) allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the Sub-Adviser believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
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●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund’s investment manager may purchase or sell foreign currencies through the use of forward contracts based on the investment manager’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment manager seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Sub-Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. As a result, investments in the Greater China region and India may be volatile.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
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●	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those associated with inactive or indirect exposures to non-U.S. dollar denominated instruments and currency derivative instruments. Specifically, the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-U.S. dollar-denominated assets.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
●	Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.
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●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (the "Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 7.05%; Worst Quarter (ended 9/30/2015): -5.75%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 7.15%; Worst Quarter (ended 9/30/2015): -5.72%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Fund (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)	1.05%	0. 95%	3. 13%
Bloomberg Barclays Multiverse Bond Index (reflects no deduction for fees, expenses, or taxes)	7.13%	2.51%	1. 99%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	Life of Class (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class I)	1.39%	1.20%	3. 36%
Bloomberg Barclays Multiverse Bond Index (reflects no deduction for fees, expenses, or taxes)	7.13%	2.51%	1. 99%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. ("Franklin Advisers")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Hasenstab, Ph.D.	2011	Executive Vice President, Portfolio Manager, Chief Investment Officer, Franklin Advisers
Christine Yuhui Zhu	April 2014	Vice President, Portfolio Manager, Director of Portfolio Construction and Quantitative Analysis, Franklin Advisers

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Franklin Templeton Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0. 55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.05%
Total Annual Fund Operating Expenses[3]	1.06%
Less Waiver/Reimbursement[4]	0.01%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.05%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0. 55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 17%
Acquired Fund Fees and Expenses[2]	0.05%
Total Annual Fund Operating Expenses[3]	0. 77%
Less Waiver/Reimbursement[4]	0.01%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

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Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$ 107	$ 336	$ 584	$1, 293

JNL/Franklin Templeton Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$ 78	$ 245	$ 427	$ 953

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/ 2019 - 12/31/ 2019	109%

Portfolio turnover for the period of January 1, 2019 to June 23, 2019 is for the Fund when operating under its former investment strategy and name, JNL/Franklin Templeton Founding Strategy Fund.

Principal Investment Strategies. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).

When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
277

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to June 24, 2019 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a fund-of-funds. Effective June 24, 2019, the Fund is sub-advised and no longer operates as a fund-of-funds. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund’s primary benchmark, Dow Jones Moderately Aggressive Index, was replaced with the Morningstar Moderately Aggressive Target Risk Index.

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Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund’s secondary benchmark, 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index, was replaced with the 50% S&P 500 Index, 25% MSCI All Country World ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9 /30/ 2010): 9.92%; Worst Quarter (ended 9/30/2011): -14.88%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9. 06%; Worst Quarter (ended 12/31/2018): -11.19%

Average Annual Total Returns as of 12/31/ 2019
	1 year	5 year	10 year
JNL/Franklin Templeton Growth Allocation Fund (Class A)	17.71%	4.86%	7.37%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses , or taxes)	22.95%	7.96%	9. 07%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.20%	8.12%	9. 10%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	7.45%	7.93%
S &P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	5.51%	4.97%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3. 75%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%

279

Average Annual Total Returns as of 12/31/ 2019
	1 year	Life of Class (September 25, 2017)
JNL/Franklin Templeton Growth Allocation Fund (Class I)	18.03%	4.32%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.20%	9.14%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.07%
S &P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	3. 86%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8. 92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. ("Franklin Advisers")

Sub-Sub-Advisers:
Franklin Templeton Institutional, LLC (“FTI”)
Templeton Global Advisors Limited

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Tom Nelson, CFA, CAIA	June 2019	Senior Vice President, Franklin Advisers
Wylie Tollette, CFA, CAIA	June 2019	Executive Vice President, Franklin Advisers
May Tong, CFA	June 2019	Senior Vice President, Franklin Advisers
Edward D. Perks, CFA	June 2019	President, Franklin Advisers CIO, Franklin Templeton Multi-Asset Solutions

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

280

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Franklin Templeton Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 94%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 64%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/Franklin Templeton Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	29%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund has significant ability to invest in a broad range of investments and may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stock, including those with dividend yields the Sub-Adviser believes are attractive. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as “junk bonds”), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts. The Fund may lend its securities to increase its income.

The Fund’s Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the Sub-Adviser considers a variety of factors.

The Fund may invest up to 15% of its net assets in equity-linked notes, including up to 2% of the Fund’s net assets in equity-linked notes on commodity-linked exchange-traded funds (“ETFs”). Equity-linked notes are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may also buy and sell ETFs and options on ETFs.

When choosing equity investments for the Fund, the Sub-Adviser applies a “bottom-up,” value oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidity value.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
283

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
284

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
285

●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the 50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index as the Fund's secondary benchmark.

286

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 9.13%; Worst Quarter (ended 9/30/2011): -9.48%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9.27%; Worst Quarter (ended 9/30/2011): -9.42%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class A)	15.98%	5.24%	7.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	23.06%	7.94%	9.93%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	14.41%	6.13%	7.50%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class I)	16.35%	5.50%	7.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	23.06%	7.94%	9.93%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	14.41%	6.13%	7.50%

287

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. ("Franklin Advisers")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	President, Franklin Advisers CIO, Franklin Templeton Multi-Asset Solutions
Brendan Circle, CFA	2018	Portfolio Manager and Research Analyst, Franklin Advisers
Todd Brighton, CFA	February 2020	Senior Vice President and Portfolio Manager, Franklin Advisers

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

288

Summary Prospectus – April 27, 2020

JNL/Franklin Templeton International Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1. 26%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 96%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton International Small Cap Fund Class A
1 year	3 years	5 years	10 years
$128	$400	$692	$1,523

JNL/Franklin Templeton International Small Cap Fund Class I
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

289

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	26%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies located outside the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

The Fund, from time to time, may have significant investments in a particular sector or country.

The Fund may invest up to 10% of its net assets in securities of companies that operate as real estate investment trusts (“REITs”) and similar REIT-like entities domiciled outside the U.S.

The Fund also invests in depositary receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund may also invest a portion of its assets in equity securities of larger foreign companies. The Fund may invest more than 25% of its assets in the securities of issuers located in any one country.

In choosing individual equity investments, the Fund’s Sub-Advisers utilize a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. This includes an assessment by the Sub-Advisers of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. In narrowing down the universe of eligible investments, the Sub-Advisers employ a quantitative and qualitative approach to identify smaller international companies that the Sub-Advisers believe have the potential to generate attractive returns.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
290

●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
291

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Cyclical opportunities risk – The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
292

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2013): 16.68%; Worst Quarter (ended 12/31/2018): -16.67%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2013): 16.77%; Worst Quarter (ended 12/31/2018): -16.61%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Franklin Templeton International Small Cap Fund (Class A)	18.39%	5.21%	7.34%
MSCI EAFE Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.96%	8.85%	8.74%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Franklin Templeton International Small Cap Fund (Class I)	18.85%	5.48%	7.58%
MSCI EAFE Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.96%	8.85%	8.74%

293

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC (“FTI”)

Co-Sub-Adviser:
Templeton Investment Counsel, LLC (“TIC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Edwin Lugo, CFA	2010	Senior Vice President and Portfolio Manager, FTI
Harlan Hodes, CPA	2013	Executive Vice President and Portfolio Manager, TIC
Pankaj Nevatia, CFA	June 2018	Vice President and Portfolio Manager, Franklin Equity Group

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

294

Summary Prospectus – April 27, 2020

JNL/GQG Emerging Markets Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1. 36%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1. 06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/GQG Emerging Markets Equity Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

JNL/GQG Emerging Markets Equity Fund Class I
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

295

Period
1/1/2019 - 12/31/2019	85%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of emerging market companies.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the Fund invests may be illiquid or thinly-traded securities. The Fund may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) GQG Partners LLC (“Sub-Adviser”) otherwise believes that the company’s assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Sub-Adviser believes that the company’s growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund’s investments, the Sub-Adviser pursues a “growth style” of investing through which it seeks to capture market upside while limiting downside risk through full market cycles by combining a rigorous screening process with fundamental analyses to seek to identify and invest in companies that the Sub-Adviser believes have favorable long-term economic prospects. Specifically, the Sub-Adviser seeks to buy companies that it believes are reasonably priced, have strong fundamental business characteristics, sustainable relative earnings growth and the ability to outperform peers over a full market cycle, and can sustain the value of their securities in a market downturn, while the Sub-Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage. The Sub-Adviser may sell a company if it believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Sub-Adviser has otherwise lost conviction in the company. The Sub-Adviser may also sell a company if the company has met its price target or is involved in a business combination, if the Sub-Adviser identifies a more attractive investment opportunity, or the Sub-Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
296

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
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●	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
●	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
●	Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
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Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.30%; Worst Quarter (ended 6/30/2018): -9.82%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.36%; Worst Quarter (ended 6/30/2018): -9.71%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class A)	21.09%	3.56%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	2.90%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class I)	21.38%	3.87%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	2.90%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
GQG Partners, LLC ("GQG")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
Sudarshan Murthy, CFA	September 2019	Deputy Portfolio Manager, GQG

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Harris Oakmark Global Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 15%
Total Annual Fund Operating Expenses[2]	1. 13%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 15%
Total Annual Fund Operating Expenses[2]	0. 83%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

301

Period
1/1/2019 - 12/31/2019	30%

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associate L.P.’s (“Sub-Adviser”) estimate of the company’s intrinsic value. By “intrinsic value,” the Sub-Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Fund’s Sub-Adviser believes that investing in securities priced significantly below what the Sub-Adviser believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.

The Sub-Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Sub-Adviser believes are the companies’ intrinsic values. In assessing such companies, the Sub-Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) a high level of ownership by management.

In making its investment decisions, the Sub-Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Sub-Adviser uses independent, in-house research to analyze each company. The Sub-Adviser does not rely upon recommendations generated from other brokerage investment firms, generally referred to as the “Street.” As part of this selection process, the Sub-Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Sub-Adviser identifies a stock that it believes is selling at a significant discount compared to the Sub-Adviser’s estimate of the company’s intrinsic value and the company has one or more of the additional qualities mentioned above, the Sub-Adviser may consider buying that stock for the Fund. The Sub-Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Sub-Adviser sets specific “buy” and “sell” targets for each stock held by the Fund. The Sub-Adviser also monitors each holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Sub-Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds thirty to sixty stocks, and as a result, a significant percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
302

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
303

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with JNL/Red Rocks Listed Private Equity Fund (the “Acquired Fund”) with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2016): 12.23%; Worst Quarter (ended 12/31/2018): -16.89%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2019): 11.32%; Worst Quarter (ended 12/31/2018): -16.78%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (April 27, 2015)
JNL/Harris Oakmark Global Equity Fund (Class A)	27.64%	4.54%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.00%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Harris Oakmark Global Equity Fund (Class I)	27.93%	1.45%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	9.72%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Harris Associates L.P. ("Harris")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris, CFA	January 2017	Co-Chairman, Portfolio Manager, Harris
David G. Herro, CFA	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris
Michael L. Manelli, CFA	April 2016	Vice President, Portfolio Manager and Analyst, Harris

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

306

Summary Prospectus – April 27, 2020

JNL/Heitman U.S. Focused Real Estate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to achieve long-term total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1. 10%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser" ) .

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0. 80%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser" ) .

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Heitman U.S. Focused Real Estate Fund Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

JNL/Heitman U.S. Focused Real Estate Fund Class I
1 year	3 years	5 years	10 years
$82	$255	$444	$990

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

307

Period
1/1/2019 - 12/31/2019	172%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund considers a real estate company to be operating in the United States if the real estate company: (i) is organized in the United States, (ii) trades principally in a United States market, or (iii) derives at least 50% of its revenue from or has at least 50% of its assets located in, the United States. The Fund typically invests in equity securities issued by small to medium capitalization real estate companies, but the Fund’s investments are not limited to a particular capitalization range.

Heitman Real Estate Securities LLC, the Fund’s sub-adviser (“Sub-Adviser”) makes investment decisions through a bottom-up strategy, focusing on individual security selection. To guide the portfolio construction process, the Sub-Adviser incorporates both quantitative and qualitative analysis in real estate securities. The Sub-Adviser analyzes factors such as management, financial condition, cash flow, and company’s growth potential estimates to select companies in the real estate industry that it believes will make attractive long-term investments. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector variety, liquidity and other factors are considered and drive the Sub-Adviser’s investment decisions. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Sub-Adviser may also consider environmental, social, and governance factors in its fundamental investment analysis.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
308

●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
●	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
309

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective December 31, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Wilshire US RESI TR USD Index with the MSCI US REIT Index as the Fund's primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.19%; Worst Quarter (ended 12/31/2019): -1.07%

310

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.28%; Worst Quarter (ended 12/31/2019): -0.98%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (August 13, 2018)
JNL/Heitman U.S. Focused Real Estate Fund (Class A)	25.26%	12.42%
MSCI U.S. REIT Index (Gross) (reflects no deduction for fees, expenses, or taxes)	24.33%	11.25%
Wilshire US RESI TR USD Index (reflects no deduction for fees, expenses, or taxes)	25.79%	12.31%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (August 13, 2018)
JNL/Heitman U.S. Focused Real Estate Fund (Class I)	25.67%	12.77%
MSCI U.S. REIT Index (Gross) (reflects no deduction for fees, expenses, or taxes)	24.33%	11.25%
Wilshire US RESI TR USD Index (reflects no deduction for fees, expenses, or taxes)	25.79%	12.31%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Heitman Real Estate Securities LLC ("Heitman")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jerry Ehlinger, CFA	August 2018	Senior Managing Director, Portfolio Manager – North America, Heitman
Jeffrey Yurk, CFA	April 2020	Senior Vice President, Portfolio Manager – North America, Heitman
Charles Harbin, CFA	April 2020	Senior Vice President, Portfolio Manager – North America, Heitman
Mathew Spencer	April 2020	Senior Vice President, Portfolio Manager – North America, Heitman

311

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

312

Summary Prospectus – April 27, 2020

JNL/Invesco Diversified Dividend Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and, secondarily, current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.00%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Diversified Dividend Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

JNL/Invesco Diversified Dividend Fund Class I
1 year	3 years	5 years	10 years
$72	$224	$390	$871

313

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	5%

Principal Investment Strategies. The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”) believes are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments, Invesco seeks to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, Invesco estimates a target price for each security over a 2-3 year investment horizon. Invesco seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, Invesco seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. Invesco then constructs a portfolio that it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

Invesco maintains a rigorous sell discipline and considers selling or trimming a position in a stock when it no longer materially meets Invesco’s investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
314

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.22%; Worst Quarter (ended 12/31/2018): -8.85%

315

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.27%; Worst Quarter (ended 12/31/2018): -8.81%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class A)	23.84%	7.83%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class I)	24.28%	8.20%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Meggan Walsh, CFA	September 2017	Senior Portfolio Manager (Lead Manager), Invesco
Robert Botard, CFA	September 2017	Portfolio Manager, Invesco
Kristina Bradshaw, CFA	September 2017	Portfolio Manager, Invesco
Chris McMeans, CFA	September 2017	Portfolio Manager, Invesco

316

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

317

Summary Prospectus – April 27, 2020

JNL/Invesco Global Growth Fund

(formerly, JNL/Oppenheimer Global Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.95%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Global Growth Fund Class A
1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

JNL/Invesco Global Growth Fund Class I
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

318

Period
1/1/2019 - 12/31/2019	9%

Principal Investment Strategies. The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The investment approach combines a thematic approach to investment idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund's portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company's earnings outlook.

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the investment criteria when the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company's stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Cyclical opportunities risk – The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
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●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
320

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
321

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.66%; Worst Quarter (ended 9/30/2011): -19.73%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.74%; Worst Quarter (ended 9/30/2011): -19.68%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	31.28%	10.02%	10.22%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class I)	31.73%	10.30%	10.47%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John Delano, CFA	April 2017	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

323

Summary Prospectus – April 27, 2020

JNL/Invesco Global Real Estate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is high total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	1.05%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Total Annual Fund Operating Expenses	0.75%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Global Real Estate Fund Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

JNL/Invesco Global Real Estate Fund Class I
1 year	3 years	5 years	10 years
$77	$240	$417	$930

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

324

Period
1/1/2019 - 12/31/2019	52%

Principal Investment Strategies. The Fund seeks to meet its investment objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund's common stock investments may also include China A-shares (shares of companies based on mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in real estate investment trusts (“REITs”), depositary receipts and equity securities (including common and preferred stock, and convertible stock) of domestic and foreign issuers. The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the United States. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. These companies include REITs or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes. It may also invest up to 10% of its total assets in non-investment grade debt securities (commonly known as “junk-bonds”) of real estate and real estate-related issuers.

The Fund also may engage in short sales of securities.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund will concentrate its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
325

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
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●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
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●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the FTSE EPRA/Nareit Developed Real Estate Index with the FTSE EPRA/Nareit Global Real Estate Index as the Fund's primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 18.50%; Worst Quarter (ended 9/30/2011): -18.04%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2010): 18.65%; Worst Quarter (ended 9/30/2011): -17.99%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Global Real Estate Fund (Class A)	22.52%	5.10%	7.88%
FTSE EPRA/NAREIT Global Real Estate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.58%	6.94%	8.91%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.06%	6.53%	9.25%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Global Real Estate Fund (Class I)	22.95%	5.35%	8.13%
FTSE EPRA/NAREIT Global Real Estate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.58%	6.94%	8.91%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	23.06%	6.53%	9.25%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")

Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Co-Lead Portfolio Manager, Invesco
Mark Blackburn	2005	Portfolio Manager, Invesco
Ping-Ying Wang	2006	Co-Lead Portfolio Manager, Invesco
Paul Curbo	2007	Co-Lead Portfolio Manager, Invesco
James Cowen	2008	Co-Lead Portfolio Manager, Invesco
Darin Turner	2010	Portfolio Manager, Invesco
Grant Jackson	April 2018	Portfolio Manager, Invesco

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Invesco International Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 99%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0. 16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0. 69%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco International Growth Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

JNL/Invesco International Growth Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	25%

Principal Investment Strategies. The Fund seeks to achieve its objective by primarily investing in equity securities and depositary receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 30% of its total assets in emerging markets securities. Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.304 trillion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.

The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and The Shenzhen Stock Exchange).

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, though the Fund has typically not used these instruments.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund. A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. The strategy primarily focuses on identifying issuers that the Sub-Adviser believes have sustainable above-average earnings growth, efficient capital allocation, and attractive prices. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

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The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
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●	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
●	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
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●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

335

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 14.27%; Worst Quarter (ended 9/30/2011): -17.83%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2010): 14.33%; Worst Quarter (ended 9/30/2011): -17.74%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco International Growth Fund (Class A)	28.14%	5.35%	6.48%
MSCI All Country World ex USA Growth Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.34%	7.30%	6.24%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco International Growth Fund (Class I)	28.52%	5.61%	6.72%
MSCI All Country World ex USA Growth Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.34%	7.30%	6.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")

336

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Clas Olsson	2007	Portfolio Manager, Invesco
Matthew Dennis	2007	Portfolio Manager, Invesco
Mark Jason	2011	Portfolio Manager, Invesco
Richard Nield	2013	Portfolio Manager, Invesco
Brent Bates	2013	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

337

Summary Prospectus – April 27, 2020

JNL/Invesco Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Small Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

JNL/Invesco Small Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$78	$243	$422	$942

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

338

Period
1/1/2019 - 12/31/2019	31%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies, at the time of purchase. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the market capitalization resulting from this formula was $7.2 billion.

The Fund may also invest up to 25% of its total assets in foreign securities. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations in other market capitalization ranges.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
339

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

340

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.01%; Worst Quarter (ended 9/30/2011): -21.61%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.09%; Worst Quarter (ended 9/30/2011): -21.57%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	24.41%	9.12%	13.08%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	11.10%	14.21%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class I)	24.82%	9.39%	13.34%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	11.10%	14.21%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. ("Invesco")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Juan Hartsfield	2004	Lead Portfolio Manager, Invesco
Clay Manley	2008	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

342

Summary Prospectus – April 27, 2020

JNL/JPMorgan Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize long-term total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.19%
Total Annual Fund Operating Expenses[5]	1.27%
Less Waiver/Reimbursement[4]	0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[5]	1.10%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the Acquired Funds Fees and Expenses ("AFFE") attributable to the Fund's investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a "JPMorgan Underlying Fund"). The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.19%
Total Annual Fund Operating Expenses	0.97%
Less Waiver/Reimbursement[4]	0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.80%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

343

[4]	JNAM has contractually agreed to waive a varying portion of its management fee in an amount equivalent to the Acquired Funds Fees and Expenses ("AFFE") attributable to the Fund's investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a "JPMorgan Underlying Fund"). The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$112	$386	$681	$1,519

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$82	$292	$520	$1,174

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	188%

Portfolio turnover for the period of January 1, 2019 to June 23, 2019 is from the prior sub-adviser, AllianceBernstein L.P.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating among strategies managed by unaffiliated investment managers, Ivy Investment Management Company (“Ivy”) and J.P. Morgan Investment Management Inc. (“JPMorgan,” and together with Ivy, the “Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a designated portion of the Fund’s assets. Ivy serves as the sub-adviser only with respect to certain private investments held by the Fund. As of the date of this prospectus, it is contemplated that the duration of Ivy’s involvement as sub-adviser to the Fund will be for however long it takes to sell these private investments.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. JPMorgan uses a flexible asset allocation approach in constructing the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless JPMorgan determines that conditions are not favorable. If JPMorgan determines that conditions are not favorable, the Fund may invest under 40% of its total assets in non-U.S. countries provided that the Fund will not invest less than 30% of its total assets in non-U.S. countries under normal circumstances except for temporary defensive purposes. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (“ETFs”), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (“MLPs”), and other unaffiliated mutual funds and ETFs advised by JPMorgan (“JPMorgan Funds”) and, for the limited purposes described below, market cap weighted index ETFs that are managed by investment advisers that are unaffiliated with JPMorgan (“Unaffiliated Passive ETFs”, and together with JPMorgan Funds, the “Underlying Funds”). The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

344

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. Government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (“junk bonds”), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”), JPMorgan Funds, and, for the limited purposes described below, Unaffiliated Passive ETFs. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), JPMorgan Funds, ETFs, exchange traded notes (“ETNs”), exchange-traded commodities (“ETCs”), and, for the limited purposes described below, Unaffiliated Passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (“REITS”)), currencies, and commodities.

To the extent the Fund invests in the Underlying Funds, JPMorgan expects to select JPMorgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. JPMorgan also generally expects to select a JPMorgan ETF unless JPMorgan determines the investment is not available to or appropriate for the Fund. To the extent JPMorgan determines that an investment in a JPMorgan ETF is not available to or appropriate for the Fund, only then will JPMorgan consider investing in an Unaffiliated Passive ETF. JPMorgan expects that, to the extent the Fund invests in ETFs, JPMorgan will primarily invest in passive ETFs. A “passive ETF” is a registered investment company that seeks to track the performance of a particular market security or index. The index may be a broad-based market index or it may relate to particular sectors, markets, regions or industries.

The Fund may also hold cash and cash equivalents.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, may also be used as substitutes for securities in which the Fund can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Fund may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar. The Fund may engage in short sales.

The Fund will likely engage in active and frequent trading.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
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●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

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●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
●	Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
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●	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to June 24, 2019 reflects the Fund's results when managed by the former sub-adviser, AllianceBernstein L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/FPA + DoubleLine® Flexible Allocation Fund (the "Acquired Fund"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the MSCI World Index (Net) as the Fund’s primary benchmark.

Effective June 24, 2019, for consistency with the Fund’s principal investment strategies, the Fund’s replaced its secondary benchmark, 70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index, with the 60% MSCI World Index (Net), 40% Bloomberg Barclays Global Aggregate Index.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 8.27%; Worst Quarter (ended 12/31/2018): -8.74%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 8.25%; Worst Quarter (ended 12/31/2018): -8.73%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/JPMorgan Global Allocation Fund (Class A)	17.78%	4.94%	4.85%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	8.32%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.15%	6.31%	5.73%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	6.49%
70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	21.34%	6.99%	6.77%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	1.56%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/JPMorgan Global Allocation Fund (Class I)	18.01%	5.34%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	9.72%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.15%	7.04%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
70% MSCI World Index (Net), 30% Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	21.34%	7.99%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.59%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
J.P. Morgan Investment Management Inc. ("JPMorgan")
Additionally, Ivy Investment Management Company ("Ivy") serves as sub-adviser with respect to certain private investments held by the Fund.

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Eric J. Bernbaum	June 2019	Executive Director, JPMorgan
Jeffrey A. Geller	June 2019	Managing Director, JPMorgan

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Name:	Joined Fund Management Team In:	Title:
Grace Koo	June 2019	Executive Director, JPMorgan
F. Chace Brundige	April 2020	Senior Vice President and Portfolio Manager, Ivy
W. Jeffery Surles, CFA	April 2020	Senior Vice President and Portfolio Manager, Ivy

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/JPMorgan Growth & Income Fund

(formerly, JNL/Franklin Templeton Mutual Shares Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth over the long-term and to earn income from dividends.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.92%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.62%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan Growth & Income Fund Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

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JNL/JPMorgan Growth & Income Fund Class I
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	22%

Portfolio turnover for the period of January 1, 2019 to December 31, 2019 is from the prior sub-adviser, Franklin Mutual Advisers, LLC.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2019, the market capitalizations of the companies in the Index ranged from $518.3 million to $553.8 billion.

The Fund may sell a security for several reasons, including a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity.

While common stocks are the Fund’s primary investment, the Fund may also invest in real estate investment trusts (“REITs”) and depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
354

●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 27, 2020 reflects the Fund’s results when managed by the former sub-adviser, Franklin Mutual Advisers, LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/PPM America Value Equity Fund (the "Acquired Fund"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 27, 2020, for consistency with the Fund's principal investment strategies, the Fund will replace the S&P 500 Index with the MSCI USA Value Index (which had been the Fund’s secondary benchmark since June 24, 2019 under its former investment strategies) as the Fund's primary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 11.13%; Worst Quarter (ended 9/30/2011): -15.68%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 11.22%; Worst Quarter (ended 9/30/2011): -15.69%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan Growth & Income Fund (Class A)	22.97%	5.93%	8.74%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan Growth & Income Fund (Class I)	23.43%	6.20%	8.99%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. ("JPMorgan")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Clare A. Hart	April 2020	Managing Director, JPMorgan
Andrew Brandon	April 2020	Managing Director, JPMorgan
David Silberman	April 2020	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

357

Summary Prospectus – April 27, 2020

JNL/JPMorgan Hedged Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.16%
Total Annual Fund Operating Expenses	0.96%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.16%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan Hedged Equity Fund Class A
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

JNL/JPMorgan Hedged Equity Fund Class I
1 year	3 years	5 years	10 years
$67	$211	$368	$822

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	45%

Principal Investment Strategies. The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in an “enhanced index,” which primarily consist of common stocks of medium to large capitalization companies in the S&P 500 Index. The enhanced index is a portfolio benchmarked to the S&P 500 Index, subject to constraints based on tracking error, individual name holdings, and sector. Because the Fund uses an “enhanced index” strategy, not all of the stocks in the S&P 500 Index (“Index”), its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside hedge from long index put options, and the income from the short index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk-adjusted return over a full market cycle relative to the Index with lower volatility than traditional long-only equity strategies.

The Fund’s combination of a diversified equity portfolio, with the “put/spread collar” options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund may underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

The Fund may use futures contracts, primarily futures on indices, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
359

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
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●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with the JNL/FAMCO Flex Core Covered Call Fund (the "Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2019): 4.18%; Worst Quarter (ended 9/30/2019): 0.98%

361

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2019): 4.27%; Worst Quarter (ended 9/30/2019): 1.07%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class A)	13.16%	5.78%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	15.68%	3.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	12.17%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class I)	13.59%	6.10%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	15.68%	3.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	12.17%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. ("JPMorgan")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Hamilton Reiner	August 2018	Managing Director, JPMorgan
Raffaele Zingone	August 2018	Managing Director, JPMorgan
Steven G. Lee	April 2019	Managing Director, JPMorgan

362

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

363

Summary Prospectus – April 27, 2020

JNL/JPMorgan MidCap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth over the long-term.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.51%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.92%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.51%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.62%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan MidCap Growth Fund Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

JNL/JPMorgan MidCap Growth Fund Class I
1 year	3 years	5 years	10 years
$63	$199	$346	$774

364

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	48%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth Index was $1.2 billion to $78.7 billion.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
365

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

366

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 21.55%; Worst Quarter (ended 9/30/2011): -22.42%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 21.65%; Worst Quarter (ended 9/30/2011): -22.36%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	39.92%	12.24%	14.47%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	34.80%	10.00%	13.70%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class I)	40.34%	12.51%	14.63%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	34.80%	10.00%	13.70%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. ("JPMorgan")

367

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Tim Parton	2007	Managing Director, JPMorgan
Felise Agranoff	December 2015	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

368

Summary Prospectus – April 27, 2020

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to obtain a high level of current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.41%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan U.S. Government & Quality Bond Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/JPMorgan U.S. Government & Quality Bond Fund Class I
1 year	3 years	5 years	10 years
$42	$132	$230	$518

369

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	16%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. Government (which may not be backed by the U.S. Government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. Government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. J.P. Morgan Investment Management Inc. (“Sub-Adviser”) actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors. The Fund may also invest in high-quality corporate debt securities. All securities in the Fund are investment grade at the time of purchase.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

370

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2011): 5.69%; Worst Quarter (ended 12/31/2016): -3.26%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2011): 5.82%; Worst Quarter (ended 12/31/2016): -3.22%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	6.46%	2.24%	3.33%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.83%	2.36%	3.03%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class I)	6.81%	2.49%	3.56%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.83%	2.36%	3.03%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. ("JPMorgan")

371

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Sais	2007	Managing Director, JPMorgan
Robert Manning	2013	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

372

Summary Prospectus – April 27, 2020

JNL/Lazard International Strategic Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.16%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.86%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Lazard International Strategic Equity Fund Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

JNL/Lazard International Strategic Equity Fund Class I
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

373

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	35%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Lazard International Strategic Equity Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.15%; Worst Quarter (ended 12/31/2018): -12.17%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.21%; Worst Quarter (ended 12/31/2018): -12.09%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 29, 2013)
JNL/Lazard International Strategic Equity Fund (Class A)	21.92%	6.83%	7.21%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.18%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Lazard International Strategic Equity Fund (Class I)	22.24%	7.50%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC ("Lazard")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	April 2013	Deputy Chairman, Lazard
Mark Little	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Michael A. Bennett	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Robin O. Jones	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Loomis Sayles Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.00%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Loomis Sayles Global Growth Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

JNL/Loomis Sayles Global Growth Fund Class I
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	18%

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

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●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

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●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with the JNL/Franklin Templeton Global Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 17.76%; Worst Quarter (ended 9/30/2019): -2.01%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.97%; Worst Quarter (ended 9/30/2019): -2.00%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	30.75%	11.01%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.95%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class I)	31.18%	11.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.95%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Loomis, Sayles & Company, L.P. ("Loomis Sayles")

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Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Aziz V. Hamzaogullari, CFA	August 2018	Portfolio Manager, Loomis Sayles

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

384

Summary Prospectus – April 27, 2020

JNL/Lord Abbett Short Duration Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of income consistent with preservation of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.80%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.50%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Lord Abbett Short Duration Income Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

JNL/Lord Abbett Short Duration Income Fund Class I
1 year	3 years	5 years	10 years
$51	$160	$280	$628

385

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies. The Fund invests primarily in various types of short-duration debt (or fixed-income) securities. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment-grade debt securities of various types. Such investments primarily include:

●	Corporate debt securities of U.S. issuers;
●	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
●	Mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities;
●	Securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and
●	Inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

●	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
●	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
●	Senior loans, including bridge loans, novations, assignments, and participations; and
●	Convertible securities, including convertible bonds and preferred stocks.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government or its agencies and instrumentalities. The Fund may, and typically does, invest substantially in commercial mortgage-backed securities (“CMBS”), including lower-rated CMBS.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of CMBS), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons.

The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

386

●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Commercial mortgage-backed securities risk – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

387

●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Sub-Adviser:
Lord, Abbett & Co. LLC (“Lord Abbett”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Andrew H. O’Brien, CFA	April 2020	Partner & Portfolio Manager, Lord Abbett
388

Name:	Joined Fund Management Team In:	Title:
Kewjin Yuoh	April 2020	Partner & Portfolio Manager, Lord Abbett
Steven F. Rocco, CFA	April 2020	Partner & Director of Taxable Fixed Income, Lord Abbett
Robert A. Lee	April 2020	Partner & Chief Investment Officer, Lord Abbett

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

389

Summary Prospectus – April 27, 2020

JNL/Mellon Index 5 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses	0.63%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.27%
Total Annual Fund Operating Expenses	0.33%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Index 5 Fund Class A
1 year	3 years	5 years	10 years
$64	$202	$351	$786

JNL/Mellon Index 5 Fund Class I
1 year	3 years	5 years	10 years
$34	$106	$185	$418

390

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

●	20% in the JNL/Mellon S&P 500 Index Fund;
●	20% in the JNL/Mellon S&P 400 MidCap Index Fund;
●	20% in the JNL/Mellon Small Cap Index Fund;
●	20% in the JNL/Mellon International Index Fund; and
●	20% in the JNL/Mellon Bond Index Fund.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes of Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund's shares, changes in the composition of the index, and the Fund’s/Underlying Fund's expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

391

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

392

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with the JNL/Mellon Capital 10 x 10 Fund (the "Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 10.68%; Worst Quarter (ended 9/30/2011): -14.58%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.27%; Worst Quarter (ended 12/31/2018): -12.48%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Index 5 Fund (Class A)	21.37%	7.31%	9.13%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	9.07%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.33%	8.03%	10.00%
393

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Index 5 Fund (Class I)	21.71%	7.86%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.33%	8.19%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	8.82%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	8.68%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

394

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

395

Summary Prospectus – April 27, 2020

JNL/Mellon Emerging Markets Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.73%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses[3]	0.43%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.38%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Emerging Markets Index Fund Class A
1 year	3 years	5 years	10 years
$75	$233	$406	$906

396

JNL/Mellon Emerging Markets Index Fund Class I
1 year	3 years	5 years	10 years
$39	$133	$236	$537

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	12%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure, over the long-term.

When attempting to replicate the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to manage cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Fund to invest cash until such time as the Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

As of the date of this prospectus, the countries represented by the Index include: United Arab Emirates, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, Indonesia, India, South Korea, Mexico, Malaysia, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Taiwan, Thailand, Turkey, and South Africa.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

397

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
398

●	Russia investment risk – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

399

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

400

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 13.44%; Worst Quarter (ended 9/30/2015): -17.45%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 13.55%; Worst Quarter (ended 9/30/2015): -17.47%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (August 29, 2011)
JNL/Mellon Emerging Markets Index Fund (Class A)	17.89%	4.87%	2.71%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.74%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Class (August 29, 2011)
JNL/Mellon Emerging Markets Index Fund (Class I)	18.20%	5.11%	2.93%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.74%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

401

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2011	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2011	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2011	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

402

Summary Prospectus – April 27, 2020

JNL/Mellon Equity Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.91%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.61%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Equity Income Fund Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

JNL/Mellon Equity Income Fund Class I
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

403

Period
1/1/2019 - 12/31/2019	58%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
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●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

405

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/Epoch Global Shareholder Yield Fund (the “Acquired Fund”) , with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

The performance data includes the performance of the JNL/Mellon Equity Income Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 11.59%; Worst Quarter (ended 12/31/2018): -14.16%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.54%; Worst Quarter (ended 12/31/2018): -14.02%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/Mellon Equity Income Fund (Class A)	28.62%	9.40%	12.76%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	12.24%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.55%

406

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Equity Income Fund (Class I)	28.96%	11.20%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.96%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	11.79%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Lead Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

407

Summary Prospectus – April 27, 2020

JNL/Mellon MSCI KLD 400 Social Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.75%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.45%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.40%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon MSCI KLD 400 Social Index Fund Class A
1 year	3 years	5 years	10 years
$77	$240	$417	$930

JNL/Mellon MSCI KLD 400 Social Index Fund Class I
1 year	3 years	5 years	10 years
$41	$139	$247	$562

408

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	12%

Principal Investment Strategies. The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2019, the Index consisted of 402 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, the MSCI collects data from at a segment or geographic level from academic, government datasets; publicly filed company reports; government databases; media; and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Mellon Investments Corporation (“Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the Sub-Adviser or its affiliates, as well as in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund seeks to track the investment results of the Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have ESG characteristics. The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

409

●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
410

●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 13.84%; Worst Quarter (ended 12/31/2018): -12.60%

411

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.02%; Worst Quarter (ended 12/31/2018): -12.58%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (April 24, 2017)
JNL/Mellon MSCI KLD 400 Social Index Fund (Class A)	30.71%	13.72%
MSCI KLD 400 Social Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.63%	15.13%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon MSCI KLD 400 Social Index Fund (Class I)	31.25%	13.83%
MSCI KLD 400 Social Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.63%	14.43%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	April 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	April 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	April 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

412

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

413

Summary Prospectus – April 27, 2020

JNL/Mellon S&P 500 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.11%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.53%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.11%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.23%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon S&P 500 Index Fund Class A
1 year	3 years	5 years	10 years
$54	$170	$296	$665

JNL/Mellon S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$24	$74	$130	$293

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

414

Period
1/1/2019 - 12/31/2019	5%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2019, the market capitalization range of the S&P 500 Index is $2.90 billion to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
415

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 13.55%; Worst Quarter (ended 9/30/2011): -13.94%

416

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 13.61%; Worst Quarter (ended 9/30/2011): -13.94%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class A)	30.83%	11.12%	12.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class I)	31.26%	11.35%	13.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

417

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

418

Summary Prospectus – April 27, 2020

JNL/Mellon S&P 400 MidCap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P MidCap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.14%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.56%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.14%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.26%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon S&P 400 MidCap Index Fund Class A
1 year	3 years	5 years	10 years
$57	$179	$313	$701

JNL/Mellon S&P 400 MidCap Index Fund Class I
1 year	3 years	5 years	10 years
$27	$84	$146	$331

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

419

Period
1/1/2019 - 12/31/2019	18%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2019, the market capitalization range of the S&P MidCap 400 Index is $1.10 billion to $12.64 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
420

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/S&P Mid 3 Fund (the "Acquired Fund"), with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

421

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.36%; Worst Quarter (ended 9/30/2011): -19.92%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.39%; Worst Quarter (ended 9/30/2011): -19.89%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class A)	25.59%	8.46%	12.15%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class I)	25.88%	8.66%	12.37%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

422

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

423

Summary Prospectus – April 27, 2020

JNL/Mellon Small Cap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P SmallCap 600 Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.14%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.14%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Small Cap Index Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

JNL/Mellon Small Cap Index Fund Class I
1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

424

Period
1/1/2019 - 12/31/2019	29%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2019, the market capitalization range for the S&P SmallCap 600 Index was $97.88 million to $6.79 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
425

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

426

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2010): 16.14%; Worst Quarter (ended 9/30/2011): -21.84%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2010): 16.16%; Worst Quarter (ended 9/30/2011): -21.80%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class A)	22.23%	8.58%	11.84%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class I)	22.58%	8.83%	12.07%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

427

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

428

Summary Prospectus – April 27, 2020

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.63%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.33%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon International Index Fund Class A
1 year	3 years	5 years	10 years
$64	$202	$351	$786

JNL/Mellon International Index Fund Class I
1 year	3 years	5 years	10 years
$34	$106	$185	$418

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

429

Period
1/1/2019 - 12/31/2019	4%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. The Fund seeks to track the performance and characteristics of the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index. The Fund's use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

The Fund may also invest in a combination of exchange-traded funds ("ETFs") and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the MSCI EAFE Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
430

●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
431

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 17.25%; Worst Quarter (ended 9/30/2011): -20.02%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2010): 17.41%; Worst Quarter (ended 9/30/2011): -19.91%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class A)	21.21%	5.40%	5.08%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class I)	21.57%	5.64%	5.31%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

432

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

433

Summary Prospectus – April 27, 2020

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Bond Index Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

434

JNL/Mellon Bond Index Fund Class I
1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	62%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and certain characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation ("Mellon" or "Sub-Adviser") believes to be important. Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
435

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

436

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2011): 3.66%; Worst Quarter (ended 12/31/2016): -3.30%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2011): 3.80%; Worst Quarter (ended 12/31/2016): -3.27%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class A)	7.93%	2.39%	3.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class I)	8.37%	2.68%	3.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

437

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Paul Benson	2015	Managing Director, Head of Fixed Income Efficient Beta, Mellon
Nancy Rogers	2015	Director, Head of Fixed Income Index – Portfolio Management, Mellon
Stephanie Shu	2015	Director, Senior Portfolio Manager, Fixed Income, Mellon
Gregg Lee	2014	Director, Senior Portfolio Manager – Fixed Income, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

438

Summary Prospectus – April 27, 2020

JNL/Mellon DowSM Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.35%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon DowSM Index Fund Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

JNL/Mellon DowSM Index Fund Class I
1 year	3 years	5 years	10 years
$31	$107	$191	$438

439

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	2%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
440

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the JNL Variable Fund LLC for periods before the Fund’s registration statement became effective.

Effective April 27, 2020, the Fund will be combined with JNL/Mellon S&P 1500 Value Index Fund (the "Acquired Fund"), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

441

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 17.06%; Worst Quarter (ended 12/31/2018): -11.44%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.70%; Worst Quarter (ended 12/31/2018): -11.37%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon DowSM Index Fund (Class A)	24.48%	11.91%	15.20%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	25.34%	12.59%	13.40%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon DowSM Index Fund (Class I)	24.93%	13.68%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	25.34%	13.99%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

442

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

443

Summary Prospectus – April 27, 2020

JNL/Mellon MSCI World Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.67%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon MSCI World Index Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

444

JNL/Mellon MSCI World Index Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	4%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to track the performance and characteristics of the MSCI World Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI World Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI World Index.

The Fund may obtain exposure to non-U.S. companies through investment in depositary receipts such as American, Global, and European Depositary Receipts (ADRs, GDRs, and EDRs).

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
445

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
446

●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance information prior to September 25, 2017 shown reflects the Fund’s results when managed by the sub-adviser utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon MSCI World Index Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 15.01%; Worst Quarter (ended 9/30/2011): -18.49%

447

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 12.48%; Worst Quarter (ended 12/31/2018): -13.29%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon MSCI World Index Fund (Class A)	27.27%	6.66%	8.41%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	8.74%	9.47%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon MSCI World Index Fund (Class I)	27.77%	9.87%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.67%	9.72%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

448

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

449

Summary Prospectus – April 27, 2020

JNL/Mellon Nasdaq® 100 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.67%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Nasdaq® 100 Index Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Mellon Nasdaq® 100 Index Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

450

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	10%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the securities which comprise the NASDAQ 100 Index® (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in the securities of non-U.S. issuers.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
451

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The performance information shown prior to April 25, 2016 reflects the Fund’s results when utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the JNL Variable Fund LLC for periods before the Fund’s registration statement became effective.

452

Effective April 27, 2020, the Fund will be combined with JNL/Mellon S&P 1500 Growth Index Fund (the “Acquired Fund”), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.75%; Worst Quarter (ended 12/31/2018): -16.91%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.77%; Worst Quarter (ended 12/31/2018): -16.78%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Nasdaq® 100 Index Fund (Class A)	38.56%	14.77%	16.88%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	39.46%	16.91%	18.07%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Nasdaq® 100 Index Fund (Class I)	39.01%	15.09%	17.16%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	39.46%	16.91%	18.07%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

453

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

454

Summary Prospectus – April 27, 2020

JNL/Mellon Communication Services Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.21%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.67%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.21%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Communication Services Sector Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Mellon Communication Services Sector Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

455

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	54%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Communication Services Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $684.24 million to $449.41 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may lend its securities to increase its income.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
456

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
457

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Communication Services Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund replaced the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 19.85%; Worst Quarter (ended 9/30/2011): -12.77%

458

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2010): 20.38%; Worst Quarter (ended 9/30/2011): -12.50%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class A)	26.42%	9.37%	11.05%
MSCI USA IMI Communication Services Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.94%	9.52%	10.50%
MSCI USA IMI Communication Services 25/50 Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.18%	9.77%	11.35%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class I)	26.91%	9.64%	11.29%
MSCI USA IMI Communication Services Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.94%	9.52%	10.50%
MSCI USA IMI Communication Services 25/50 Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.18%	9.77%	11.35%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

459

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

460

Summary Prospectus – April 27, 2020

JNL/Mellon Consumer Discretionary Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Consumer Discretionary Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Consumer Discretionary Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

461

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	4%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its (net assets plus the amount of any borrowings made for investment purposes) assets in the stocks in the MSCI USA IMI Consumer Discretionary Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $122.57 million to $776.94 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
462

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
463

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Consumer Discretionary Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.66%; Worst Quarter (ended 12/31/2018): -15.52%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.77%; Worst Quarter (ended 12/31/2018): -15.42%

464

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class A)	26.88%	11.46%	15.82%
MSCI USA IMI Consumer Discretionary Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.63%	12.13%	16.82%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class I)	27.29%	11.75%	16.08%
MSCI USA IMI Consumer Discretionary Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.63%	12.13%	16.82%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

465

Summary Prospectus – April 27, 2020

JNL/Mellon Consumer Staples Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.69%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.39%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.34%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Consumer Staples Sector Fund Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

JNL/Mellon Consumer Staples Sector Fund Class I
1 year	3 years	5 years	10 years
$35	$120	$214	$488

466

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	25%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. The Index measures the performance of the consumer staples sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $166.81 million to $312.58 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
467

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
468

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.49%; Worst Quarter (ended 3/31/2018): -6.79%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.55%; Worst Quarter (ended 3/31/2018): -6.78%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class A)	26.09%	9.08%
MSCI USA IMI/Consumer Staples Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.94%	10.01%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class I)	26.39%	9.40%
MSCI USA IMI/Consumer Staples Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.94%	10.01%

469

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

470

Summary Prospectus – April 27, 2020

JNL/Mellon Energy Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Energy Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Energy Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

471

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	8%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $122.96 million to $295.25 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
472

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
473

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Energy Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2010): 20.87%; Worst Quarter (ended 12/31/2018): -26.15%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2010): 20.91%; Worst Quarter (ended 12/31/2018): -26.07%

474

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class A)	8.64%	-3.91%	1.68%
MSCI USA IMI Energy Index (Gross) (reflects no deduction for fees, expenses, or taxes)	9.31%	-3.46%	2.13%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class I)	9.03%	-3.65%	1.92%
MSCI USA IMI Energy Index (Gross) (reflects no deduction for fees, expenses, or taxes)	9.31%	-3.46%	2.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

475

Summary Prospectus – April 27, 2020

JNL/Mellon Financial Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Financial Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Financial Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

476

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	4%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $109.87 million to $445.73 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) and the Bank Holding Company Act of 1953, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
477

●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
478

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Financial Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2016): 20.41%; Worst Quarter (ended 9/30/2011): -21.35%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2016): 20.51%; Worst Quarter (ended 9/30/2011): -21.24%

479

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class A)	31.08%	10.57%	12.00%
MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.80%	11.27%	12.44%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class I)	31.49%	10.86%	12.27%
MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.80%	11.27%	12.44%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

480

Summary Prospectus – April 27, 2020

JNL/Mellon Healthcare Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.63%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.28%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Healthcare Sector Fund Class A
1 year	3 years	5 years	10 years
$64	$202	$351	$786

JNL/Mellon Healthcare Sector Fund Class I
1 year	3 years	5 years	10 years
$29	$101	$180	$413

481

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	5%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $41.02 million to $384.98 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
482

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
483

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Healthcare Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 15.81%; Worst Quarter (ended 6/30/2010): -11.83%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 15.80%; Worst Quarter (ended 6/30/2010): -11.76%

484

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class A)	21.38%	9.87%	14.45%
MSCI USA IMI Health Care Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.06%	10.54%	15.28%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class I)	21.83%	10.16%	14.72%
MSCI USA IMI Health Care Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.06%	10.54%	15.28%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

485

Summary Prospectus – April 27, 2020

JNL/Mellon Industrials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.23%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.23%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.40%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Industrials Sector Fund Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

JNL/Mellon Industrials Sector Fund Class I
1 year	3 years	5 years	10 years
$36	$123	$219	$500

486

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	48%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. The Index measures the performance of the industrials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $155.18 million to $174.14 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis, currently quarterly, to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
487

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
488

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 17.20%; Worst Quarter (ended 12/31/2018): -18.19%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.23%; Worst Quarter (ended 12/31/2018): -18.05%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class A)	30.01%	7.85%
MSCI USA IMI/Industrials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	30.83%	8.62%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class I)	30.43%	8.21%
MSCI USA IMI/Industrials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	30.83%	8.62%

489

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

490

Summary Prospectus – April 27, 2020

JNL/Mellon Information Technology Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Information Technology Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Information Technology Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

491

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	7%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $120.29 million to $1.327 trillion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
492

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
493

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Information Technology Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 21.91%; Worst Quarter (ended 12/31/2018): -17.91%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 22.11%; Worst Quarter (ended 12/31/2018): -17.82%

494

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class A)	47.99%	18.82%	16.18%
MSCI USA IMI Information Technology Index (Gross) (reflects no deduction for fees, expenses, or taxes)	48.84%	19.56%	17.25%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class I)	48.49%	19.15%	16.45%
MSCI USA IMI Information Technology Index (Gross) (reflects no deduction for fees, expenses, or taxes)	48.84%	19.56%	17.25%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

495

Summary Prospectus – April 27, 2020

JNL/Mellon Materials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Materials Sector Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/Mellon Materials Sector Fund Class I
1 year	3 years	5 years	10 years
$37	$127	$225	$513

496

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. The Index measures the performance of the materials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $159.22 million to $115.09 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
497

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
498

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.28%; Worst Quarter (ended 12/31/2018): -14.97%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.47%; Worst Quarter (ended 12/31/2018): -14.93%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class A)	22.78%	2.90%
MSCI USA IMI/Materials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	23.78%	4.17%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class I)	23.17%	3.20%
MSCI USA IMI/Materials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	23.78%	4.17%

499

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

500

Summary Prospectus – April 27, 2020

JNL/Mellon Real Estate Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.21%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.21%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.38%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.33%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Real Estate Sector Fund Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

JNL/Mellon Real Estate Sector Fund Class I
1 year	3 years	5 years	10 years
$34	$117	$208	$476

501

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	36%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. The Index measures the performance of the real estate sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $123.70 million to $101.74 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
502

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
503

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 17.03%; Worst Quarter (ended 12/31/2018): -6.56%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.13%; Worst Quarter (ended 12/31/2018): -6.47%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class A)	27.97%	9.95%
MSCI USA IMI/Real Estate Index (Gross) (reflects no deduction for fees, expenses, or taxes)	28.98%	11.16%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class I)	28.38%	10.10%
MSCI USA IMI/Real Estate Index (Gross) (reflects no deduction for fees, expenses, or taxes)	28.98%	11.16%

504

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

505

Summary Prospectus – April 27, 2020

JNL S&P 500 Index Fund

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses[4]	0.32%
Less Waiver/Reimbursement[2,3]	0.23%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.09%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.06% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$9	$80	$157	$383

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	35%

506

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2019, the market capitalization range of the S&P 500 Index is $2.90 billion to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
507

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 13.57%; Worst Quarter (ended 12/31/2018): -13.59%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL S&P 500 Index Fund (Class I)	31.25%	13.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

508

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

509

Summary Prospectus – April 27, 2020

JNL/Mellon Utilities Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Utilities Sector Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/Mellon Utilities Sector Fund Class I
1 year	3 years	5 years	10 years
$32	$111	$197	$451

510

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	28%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Utilities Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $442.89 million to $116.02 billion.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
511

●	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
512

●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2016): 15.01%; Worst Quarter (ended 6/30/2015): -6.47%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.74%; Worst Quarter (ended 3/31/2018): -3.48%

513

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 29, 2013)
JNL/Mellon Utilities Sector Fund (Class A)	24.20%	9.72%	10.32%
MSCI USA IMI/Utilities Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.10%	10.52%	11.10%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Utilities Sector Fund (Class I)	24.69%	12.23%
MSCI USA IMI/Utilities Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.10%	12.69%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2013	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2013	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2013	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

514

Summary Prospectus – April 27, 2020

JNL/MFS Mid Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.96%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/MFS Mid Cap Value Fund Class A
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

JNL/MFS Mid Cap Value Fund Class I
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

515

Period
1/1/2019 - 12/31/2019	22%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations.

Massachusetts Financial Services Company (“Sub-Adviser” or “MFS”) generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2019, the capitalization range of the Russell Midcap® Value Index was between $472.52 billion and $35.11 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (“REITs”), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the Fund’s assets in foreign securities.

MFS normally invests the Fund's assets across different industries and sectors, but MFS may invest a significant percentage of the Fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider the environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
516

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 24, 2017, reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Assets Management, L.P. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

517

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective August 13, 2018, the Fund was combined with JNL/Invesco Mid Cap Value Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Invesco Mid Cap Value Fund.

Effective April 27, 2020, the Fund will be combined with JNL/PPM America Mid Cap Value Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/PPM America Mid Cap Value Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.60%; Worst Quarter (ended 9/30/2011): -20.16%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.69%; Worst Quarter (ended 9/30/2011): -20.20%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class A)	30.88%	6.20%	10.78%
MSCI USA Mid Cap Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.66%	8.79%	12.77%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class I)	31.36%	6.48%	11.04%
MSCI USA Mid Cap Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.66%	8.79%	12.77%

518

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Massachusetts Financial Services Company (d/b/a MFS Investment Management) ("MFS")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Kevin Schmitz	April 2017	Investment Officer, MFS
Brooks Taylor	April 2017	Investment Officer, MFS

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

519

Summary Prospectus – April 27, 2020

JNL/Morningstar Wide Moat Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.77%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.47%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Morningstar Wide Moat Index Fund Class A
1 year	3 years	5 years	10 years
$79	$246	$428	$954

JNL/Morningstar Wide Moat Index Fund Class I
1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

520

Period
1/1/2019 - 12/31/2019	73%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index. The Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each biannual Index review.

Out of the companies in the Morningstar® US Market IndexSM that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies are not limited by market capitalizations.

The Fund intends to hold the same number of securities as the Index. As of December 31, 2019, the Index included 49 securities of companies with a market capitalization range of between approximately $1.7 billion to $1.20 trillion and a weighted average market capitalization of $143.5 billion. These amounts are subject to change. The Index is divided into two sub-portfolios and employs a staggered rebalance methodology: one sub-portfolio reconstitutes in December and June, the other in March and September.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Mellon Investments Corporation, the Fund’s sub-adviser (Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
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●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
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●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with the JNL/The London Company Focused U.S. Equity Fund (the "Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 13.25%; Worst Quarter (ended 6/30/2019): 3.04%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 13.35%; Worst Quarter (ended 6/30/2019): 3.23%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class A)	34.64%	17.43%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	35.65%	18.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	12.17%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class I)	35.11%	17.82%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	35.65%	18.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	12.17%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	August 2018	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	August 2018	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	August 2018	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Neuberger Berman Commodity Strategy Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.93%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses	0.63%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Neuberger Berman Commodity Strategy Fund Class A
1 year	3 years	5 years	10 years
$95	$296	$515	$1,143

JNL/Neuberger Berman Commodity Strategy Fund Class I
1 year	3 years	5 years	10 years
$64	$202	$351	$786

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	94%

Principal Investment Strategies. The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Fund assets not invested in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets.

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes. The Fund may take short positions in one or more separate commodities. The short positions used by the Fund primarily involve buying a derivative on a commodity in anticipation that the price of the commodity will decline.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors, the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. Government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income instruments, as described above. The Fund’s use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

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In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
●	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
●	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
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●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
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●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market direction risk – Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
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●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Neuberger Berman Commodity Strategy Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2016): 11.04%; Worst Quarter (ended 9/30/2015): -14.49%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 7.77%; Worst Quarter (ended 12/31/2018): -11.71%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/Neuberger Berman Commodity Strategy Fund (Class A)	12.09%	-2.21%	-6.27%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	7.69%	-3.92%	-8.08%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Neuberger Berman Commodity Strategy Fund (Class I)	12.48%	2.72%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	7.69%	-0.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Neuberger Berman Investment Advisers LLC ("NBIA")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Hakan Kaya	April 2014	Managing Director, NBIA
Thomas A. Sontag	April 2014	Managing Director, NBIA
David Yi Wan	April 2016	Senior Vice President, NBIA

Messrs. Wan, Kaya and Sontag are primarily responsible for the day-to-day management of the Fund's investments in commodity-linked derivative instruments. Mr. Sontag is primarily responsible for the day-to-day management of the Fund's fixed-income securities.

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Neuberger Berman Strategic Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.94%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Neuberger Berman Strategic Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/Neuberger Berman Strategic Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

534

Period
1/1/2019 - 12/31/2019	95%

Principal Investment Strategies. To pursue its investment objective, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (“high yield bonds,” commonly called “junk bonds”) and unrated securities. The Fund may invest without limit in below investment grade securities. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Sub-Adviser to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include, but are not limited to, futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, but normally will not invest more than 50% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its investment objective, the Fund may engage in active and frequent trading.

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
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●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
536

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
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●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
●	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
●	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
538

●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 4.44%; Worst Quarter (ended 6/30/2013): -2.91%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 4.50%; Worst Quarter (ended 6/30/2013): -2.91%

539

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/Neuberger Berman Strategic Income Fund (Class A)	9.35%	3.55%	3.63%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.84%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Class (April 30, 2012)
JNL/Neuberger Berman Strategic Income Fund (Class I)	9.60%	3.82%	3.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Neuberger Berman Investment Advisers LLC ("NBIA")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thanos Bardas	April 2012	Managing Director, NBIA
David M. Brown	April 2012	Managing Director, NBIA
Ashok Bhatia	December 2017	Managing Director, NBIA
Bradley C. Tank	April 2012	Managing Director, NBIA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

540

Summary Prospectus – April 27, 2020

JNL/PIMCO Income Fund

Class A

Class I

Investment Objective. The primary investment objective of the Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.94%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PIMCO Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/PIMCO Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

541

Period
1/1/2019 - 12/31/2019	365%

Principal Investment Strategies. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed-income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed-income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
542

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
543

●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund will be combined with JNL/Neuberger Berman Currency Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Neuberger Berman Currency Fund.

Effective April 27, 2020, the Fund will be combined with JNL/Scout Unconstrained Bond Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Scout Unconstrained Bond Fund.

544

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 3.69%; Worst Quarter (ended 3/31/2018): -0.60%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 3.88%; Worst Quarter (ended 3/31/2018): -0.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class A)	7.82%	3.64%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/PIMCO Income Fund (Class I)	8.13%	3.96%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC ("PIMCO")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alfred T. Murata	September 2017	Managing Director, PIMCO
Daniel J. Ivascyn	September 2017	Group Chief Investment Officer, Managing Director, PIMCO
Josh Anderson	August 2018	Managing Director, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

546

Summary Prospectus – April 27, 2020

JNL/PIMCO Investment Grade Credit Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.27%
Total Annual Fund Operating Expenses	0.92%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.02%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.27%
Total Annual Fund Operating Expenses	0.62%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.02%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PIMCO Investment Grade Credit Bond Fund Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

547

JNL/PIMCO Investment Grade Credit Bond Fund Class I
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	183%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”), as rated Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
548

●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
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●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters , among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
●	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
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●	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund's illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/PIMCO Investment Grade Credit Bond Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 5.47%; Worst Quarter (ended 6/30/2013): -3.78%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 5.56%; Worst Quarter (ended 3/31/2018): -1.71%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/PIMCO Investment Grade Credit Bond Fund (Class A)	14.47%	4.68%	4.52%
Bloomberg Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	13.80%	4.39%	4.34%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/PIMCO Investment Grade Credit Bond Fund (Class I)	14.75%	5.47%
Bloomberg Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	13.80%	5.37%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC ("PIMCO")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Mark R. Kiesel	March 2012	Managing Director and Chief Investment Officer Global Credit, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/PIMCO Real Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.99%
Total Annual Fund Operating Expenses	1.67%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.86%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.99%
Total Annual Fund Operating Expenses	1.37%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.86%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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JNL/PIMCO Real Return Fund Class A
1 year	3 years	5 years	10 years
$170	$526	$907	$1,976

JNL/PIMCO Real Return Fund Class I
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	225%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed-income instruments. “Fixed-income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure, such as CPI-U. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”). For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P Global Ratings or Fitch Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities. The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
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●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
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●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
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●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective August 13, 2018, the Fund was combined with JNL Real Assets Fund ("Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2014): 4.22%; Worst Quarter (ended 6/30/2013): -8.29%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2016): 4.38%; Worst Quarter (ended 6/30/2013): -8.28%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class A)	8.39%	2.17%	3.15%
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	8.43%	2.62%	3.36%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class I)	8.71%	2.40%	3.37%
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	8.43%	2.62%	3.36%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC ("PIMCO")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Senior Vice President and Portfolio Manager, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/PPM America Floating Rate Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide a high level of current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.93%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.63%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America Floating Rate Income Fund Class A
1 year	3 years	5 years	10 years
$95	$296	$515	$1,143

JNL/PPM America Floating Rate Income Fund Class I
1 year	3 years	5 years	10 years
$64	$202	$351	$786

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	36%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (“Sub-Adviser”) currently expects that the average credit ratings of the Fund's loan facilities will primarily be between BB-/Ba3 and B/B2 as determined by Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality, though the average credit rating of the Fund’s loan portfolio may be outside of this range from time to time.

The Fund may invest up to 20% of its net assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield”), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
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●	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Consumer discretionary risk – If a Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
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●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
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●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 3.86%; Worst Quarter (ended 12/31/2018): -3.85%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 3.95%; Worst Quarter (ended 12/31/2018): -3.83%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (January 01, 2011)
JNL/PPM America Floating Rate Income Fund (Class A)	8.21%	3.55%	3.41%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	8.64%	4.45%	4.44%

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Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/PPM America Floating Rate Income Fund (Class I)	8.60%	3.76%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	8.64%	4.46%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. ("PPM")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
John Walding	2011	Senior Managing Director, Head of Bank Loans, PPM
Christopher Kappas	2011	Senior Managing Director, PPM
David Wagner	2011	Senior Managing Director, PPM
Tim Kane	April 2018	Vice President, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/PPM America High Yield Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.33%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.33%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.46%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America High Yield Bond Fund Class A
1 year	3 years	5 years	10 years
$78	$243	$422	$942

JNL/PPM America High Yield Bond Fund Class I
1 year	3 years	5 years	10 years
$47	$148	$258	$579

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	75%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in high-yield, high-risk debt securities (“junk bonds”) and related investments that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Below investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. The Fund may also invest in bank loans.

The Fund may also invest up to 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt rated below BBB- or Baa3 by at least one major credit rating agency, or, if not rated by any credit rating agency, determined by Sub-Adviser to be below investment-grade quality, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

Additionally, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies. For purposes of satisfying the 80% requirement, the Fund may invest in high yield ETFs comprised of the securities described above. The Fund generally uses high yield ETFs as a tool to obtain exposure to the securities in which it primarily invests.

In seeking to maximize income, the Sub-Adviser seeks to identify the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. In pursuing capital appreciation, the Sub-Adviser looks for those companies that it believes have the highest potential for improving credit fundamentals. In light of the risks associated with high yield securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
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●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
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●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
●	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.
571

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/PPM America Long Short Credit Fund ("Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 7.42%; Worst Quarter (ended 9/30/2011): -6.97%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 7.53%; Worst Quarter (ended 9/30/2011): -6.83%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	14.59%	4.91%	6.88%
ICE Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	14.41%	6.14%	7.48%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class I)	14.92%	5.13%	7.12%

572

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
ICE Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	14.41%	6.14%	7.48%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. ("PPM")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
Karl Petrovich	April 2018	Managing Director, PPM
John Broz (CPA inactive)	May 2019	Vice President, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

573

Summary Prospectus – April 27, 2020

JNL/PPM America Small Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.98%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America Small Cap Value Fund Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

JNL/PPM America Small Cap Value Fund Class I
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

574

Period
1/1/2019 - 12/31/2019	31%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) under normal market conditions in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time, and was $97 million to $6.76 billion as of December 31, 2019.

If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities. Equity securities include common and preferred stocks and securities with economic characteristics similar to those of common stock, such as rights and warrants.

PPM America, Inc. (“Sub-Adviser”) employs a value investing style that can be purchased at a significant discount relative to the market. The Sub-Adviser utilizes fundamental research with a focus on bottom up security selection using a range of quantitative and qualitative factors. These factors include a company’s financial condition, competitive position and management team strength. The investment process is focused on appraising companies rather than forecasting earnings. This process involves understanding the reasons why securities are undervalued and identifying potential for positive change. With a focus on security selection, sector and industry weightings are primarily the residual of bottom-up stock selection.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
575

●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 18.24%; Worst Quarter (ended 9/30/2011): -27.57%

576

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 18.26%; Worst Quarter (ended 9/30/2011): -27.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PPM America Small Cap Value Fund (Class A)	22.14%	7.56%	11.39%
S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes)	24.54%	8.26%	12.52%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PPM America Small Cap Value Fund (Class I)	22.48%	8.21%	11.84%
S&P SmallCap 600 Value Index (reflects no deduction for fees, expenses, or taxes)	24.54%	8.26%	12.52%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. ("PPM")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Kevin R. McCloskey, CFA	2008	Senior Managing Director, Head of Public Equity, PPM
Gregory Anderson, CFA	2016	Senior Managing Director, PPM
Naveen Bobba	2014	Senior Managing Director, PPM
Jeffrey J. Moran, CFA (CPA inactive)	2008	Senior Managing Director, PPM
Michael P. MacKinnon, CFA	2009	Managing Director, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

577

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

578

Summary Prospectus – April 27, 2020

JNL/PPM America Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.81%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.51%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America Total Return Fund Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

JNL/PPM America Total Return Fund Class I
1 year	3 years	5 years	10 years
$52	$164	$285	$640

579

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	95%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage-backed securities and other asset-backed securities and cash equivalents. The Fund’s average portfolio duration normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. The Fund seeks to manage duration versus the duration of the benchmark as a reflection of its expectation for future changes in interest rates.

The Fund may invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, MSCI, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above such as options, futures contracts or swap agreements. Specifically, the Fund may use futures to hedge duration or to increase the Fund’s exposure to interest rate or yield curve risk. The Fund may also use credit default swaps or credit default swap indices (CDX) to increase or decrease the Fund’s exposure to credit risk or to hedge credit risk in a particular name, industry or sector. The Fund may invest without limitation in derivative instruments. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into purchase and sale contracts of mortgage pools or by using other investment techniques (such as dollar rolls).

Additionally, the Fund has the ability to invest in money market funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
580

●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data below includes the performance of the JNL/PPM America Total Return Fund, then a series of JNL Investors Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 4.98%; Worst Quarter (ended 6/30/2013): -2.94%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 4.09%; Worst Quarter (ended 3/31/2018): -1.34%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/PPM America Total Return Fund (Class A)	10.06%	3.45%	5.46%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/PPM America Total Return Fund (Class I)	10.35%	4.34%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. ("PPM")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA	2009	Senior Managing Director, PPM
Sau Mui, CFA	April 2020	Vice President, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

584

Summary Prospectus – April 27, 2020

JNL/RAFI® Fundamental Asia Developed Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Asia Developed Index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.38%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.33%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Fundamental Asia Developed Fund Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

585

JNL/RAFI® Fundamental Asia Developed Fund Class I
1 year	3 years	5 years	10 years
$34	$117	$208	$476

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	168%

Portfolio turnover for the period of January 1, 2019, to June 23, 2019 is for the Fund when operating under its former investment strategy and name, JNL/Mellon Capital Pacific Rim 30 Fund.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Asia Developed Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed Asian countries. A company’s eligibility for the universe is determined by the company’s relative size based on its fundamental weight, calculated using adjusted sales, cash flow, dividends and buybacks, and book value.

As of December 31, 2019, the Index consisted of 600 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
586

●	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
587

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to June 24, 2019 reflects the results when the Fund's principal investment strategies were different, and the Fund's benchmark was the MSCI Pacific Index (Net). The RAFI Fundamental Asia Developed Index (Gross) represents the total return of the index over the applicable periods (total return assumes no taxation of foreign dividends whereas Fund shareholders would experience taxation of foreign dividends). The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund's primary benchmark, the MSCI Pacific Index (Net), was replaced with the RAFI Fundamental Asia Developed Index (Net). Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Pacific Index (Net) as its secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 13.15%; Worst Quarter (ended 9/30/2015): -11.46%

588

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 13.14%; Worst Quarter (ended 9/30/2015): -11.43%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental Asia Developed Fund (Class A)	15.88%	7.19%	7.40%
RAFI® Fundamental Asia Developed Index (Gross) (reflects no deduction for fees, expenses, or taxes)	15.71%	6.68%	6.60%
MSCI Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)	19.25%	7.00%	6.33%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental Asia Developed Fund (Class I)	16.29%	7.45%	7.64%
RAFI® Fundamental Asia Developed Index (Gross) (reflects no deduction for fees, expenses, or taxes)	15.71%	6.68%	6.60%
MSCI Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)	19.25%	7.00%	6.33%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2008	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2008	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

589

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

590

Summary Prospectus – April 27, 2020

JNL/RAFI® Fundamental Europe Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Europe Index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.69%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.39%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.34%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Fundamental Europe Fund Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

591

JNL/RAFI® Fundamental Europe Fund Class I
1 year	3 years	5 years	10 years
$35	$120	$214	$488

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	137%

Portfolio turnover for the period of January 1, 2019, to June 23, 2019 is for the Fund when operating under its former investment strategy and name, JNL/Mellon Capital European 30 Fund.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Europe Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed European countries. A company’s eligibility for the universe is determined by the company’s relative size based on its fundamental weight, calculated using adjusted sales, cash flow, dividends and buybacks, and book value.

As of December 31, 2019, the Index consisted of 354 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
592

●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
593

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to June 24, 2019 reflects the Fund's results when the Fund's principal investment strategies were different, and the Fund's benchmark was the MSCI Europe Index (Net). The RAFI Fundamental Europe Index (Gross) represents the total return of the index over the applicable periods (total return assumes no taxation of foreign dividends where as Fund shareholders would experience taxation of foreign dividends). The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund's primary benchmark, the MSCI Europe Index (Net), was replaced with the RAFI Fundamental Europe Index (Gross). Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Europe Index (Net) as its secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 16.58%; Worst Quarter (ended 9/30/2011): -19.97%

594

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2010): 16.65%; Worst Quarter (ended 9/30/2011): -19.89%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental Europe Fund (Class A)	14.55%	3.06%	4.19%
RAFI® Fundamental Europe Index (Gross) (reflects no deduction for fees, expenses, or taxes)	20.14%	5.75%	5.50%
MSCI Europe Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.77%	5.06%	5.17%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental Europe Fund (Class I)	14.86%	3.28%	4.41%
RAFI® Fundamental Europe Index (Gross) (reflects no deduction for fees, expenses, or taxes)	20.14%	5.75%	5.50%
MSCI Europe Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.77%	5.06%	5.17%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2008	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2008	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

595

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

596

Summary Prospectus – April 27, 2020

JNL/RAFI® Fundamental U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental U.S. Small Company Index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.38%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.33%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Fundamental U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

597

JNL/RAFI® Fundamental U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$34	$117	$208	$476

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	182%

Portfolio turnover for the period of January 1, 2019, to June 23, 2019 is that of the JNL/Mellon Capital S&P® SMid 60 Fund, the Fund's predecessor and a series of JNL Variable Fund LLC.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental U.S. Small Company Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of U.S. small companies determined by the relative size of each company based on a company’s fundamental footprint, including adjusted sales, cash flow, dividends and buybacks, and book value.

As of December 31, 2019, the Index consisted of 805 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
598

●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
599

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s predecessor fund’s (JNL/Mellon Capital S&P® SMid 60 Fund) performance from year to year and by showing how the Fund’s predecessor fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the predecessor fund. Performance prior to June 24, 2019 reflects the predecessor fund’s results when the predecessor fund’s primary benchmark was the S&P MidCap 400 Index and its secondary benchmark was the S&P SmallCap 600 Index. Effective June 24, 2019, for consistency with the Fund’s principal investment strategy, the Fund’s primary benchmark became the RAFI® Fundamental U.S. Small Company Index (Gross) and its secondary benchmark became the MSCI USA Small Cap Index (Gross). The predecessor fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The Fund commenced operations on June 24, 2019. Performance shown below is from the JNL/Mellon Capital S&P® SMid 60 Fund, a series of JNL Variable Fund LLC, for below periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 22.58%; Worst Quarter (ended 9/30/2011): -26.40%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 22.63%; Worst Quarter (ended 9/30/2011): -26.28%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class A)	13.61%	1.78%	6.98%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	25.17%	7.76%	12.63%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.38%	9.20%	12.97%

600

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class I)	14.03%	2.04%	7.22%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	25.17%	7.76%	12.63%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	27.38%	9.20%	12.97%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.20%	9.03%	12.72%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.78%	9.56%	13.35%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004*	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004*	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

* Prior to April 29, 2019, the Fund Management team information shown is for the JNL/Mellon Capital S&P® SMid 60 Fund, the Fund’s predecessor fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

601

Summary Prospectus – April 27, 2020

JNL/RAFI® Multi-Factor U.S. Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Multi-Factor U.S. Index.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[2]	0.37%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

602

Period
1/1/2019 - 12/31/2019	153%

Portfolio turnover for the period of January 1, 2019, to June 23, 2019 is that of the JNL/Mellon Capital JNL 5 Fund, the Fund's predecessor and a series of JNL Variable Fund LLC.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Multi-Factor U.S. Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a rules-based approach to construct five factor portfolios within the Index. The Index equally weights each of the factor portfolios into a combined portfolio of stocks that are weighted by their fundamental size (e.g., earnings, revenues, book value).

The Index consists of five “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum, and size.

The value factor emphasizes companies with high ratio of company fundamental weight to its market capitalization weight.

The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns.

The quality factor emphasizes companies that are high in profitability and low in investment spending.

The momentum factor emphasizes stocks with high momentum.

The size factor is the equal weight of the small company portions, based on a company’s fundamental weight, of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor,” which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company.

For the value, low volatility, and quality “factor portfolios,” eligible securities are ranked by their factor score, and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio.” For the momentum “factor portfolio,” eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.

The Index is reconstituted on an annual basis and rebalanced on a quarterly basis. As of December 31, 2019, the Index consisted of 887 Component Securities. The Index allocates an equal weight to each factor at each quarterly rebalance. Each factor (other than momentum) is reconstituted annually on the last business day of March and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

603

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
604

●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s predecessor fund’s (JNL/Mellon Capital JNL 5 Fund performance from year to year and by showing how the Fund’s predecessor fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the predecessor fund. Performance prior to June 24, 2019 reflects the predecessor fund’s results when the predecessor fund’s primary benchmark was the S&P 500 Index. Effective June 24, 2019, for consistency with the Fund’s principal investment strategy, the Fund’s primary benchmark became the RAFI® Multi-Factor U.S. Index. The predecessor fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The Fund commenced operations on June 24, 2019. Performance shown below is from the JNL/Mellon Capital JNL 5 Fund, a series of JNL Variable Fund LLC, for below periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 13.90%; Worst Quarter (ended 9/30/2011): -17.62%

605

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 13.97%; Worst Quarter (ended 9/30/2011): -17.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Multi-Factor U.S. Equity Fund (Class A)	19.54%	6.54%	10.54%
RAFI U.S. Multi-Factor Index (reflects no deduction for fees, expenses, or taxes)	26.26%	9.86%	13.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/RAFI® Multi-Factor U.S. Equity Fund (Class I)	19.76%	6.77%	10.77%
RAFI U.S. Multi-Factor Index (reflects no deduction for fees, expenses, or taxes)	26.26%	9.86%	13.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	2004*	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2004*	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

* Prior to April 29, 2019, the Fund Management team information shown is for the JNL/Mellon Capital JNL 5 Fund, the Fund’s predecessor fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

606

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

607

Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Balanced Fund

(formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund)

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.00%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Balanced Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

608

JNL/T. Rowe Price Balanced Fund Class I
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	82%

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund will invest at least 25% of its total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

When deciding upon overall allocations between stocks and fixed income securities, T. Rowe Price Associates, Inc. (“Sub-Adviser”) may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the Sub-Adviser’s proprietary stock research expertise. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds and emerging market bonds), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment grade bonds.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria. These situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
609

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
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●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 13, 2018, reflects the Fund's results when managed by the former sub-adviser, Milliman Financial Risk Management LLC. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/AQR Risk Parity Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund’s principal investment strategies, the Fund uses the 45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

611

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 10.58%; Worst Quarter (ended 12/31/2018): -10.23%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.63%; Worst Quarter (ended 12/31/2018): -10.12%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/T. Rowe Price Balanced Fund (Class A)	23.06%	5.41%	5.58%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	6.42%
45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	21.49%	7.62%	7.62%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	6.49%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	12.41%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	3.85%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.27%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price Balanced Fund (Class I)	23.42%	8.65%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%

612

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	21.49%	8.72%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Charles M. Shriver, CFA	August 2018	Vice President, T. Rowe Price
Toby M. Thompson, CFA, CAIA	August 2018	Vice President, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Capital Appreciation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.98%

[1]	"Other Expenses" include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Capital Appreciation Fund Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

614

JNL/T. Rowe Price Capital Appreciation Fund Class I
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	50%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seems undervalued by various measures, such as price/book value, and may be temporarily out of favor but the Sub-Adviser believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may at times invest significantly in certain sectors.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund may invest up to 10% of total assets in mortgage- and asset-backed securities. The Fund may also write (i.e., sell) call options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into what the Sub-Adviser believes are more promising opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
615

●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
616

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
617

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/T. Rowe Price Capital Appreciation Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.82%; Worst Quarter (ended 12/31/2018): -6.28%

618

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.86%; Worst Quarter (ended 12/31/2018): -6.20%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/T. Rowe Price Capital Appreciation Fund (Class A)	24.06%	10.02%	10.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.07%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.18%	8.37%	9.35%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.55%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price Capital Appreciation Fund (Class I)	24.44%	12.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	22.18%	10.22%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Chief Investment Officer, U.S. Equity Multi-Discipline and Chairman of Investment Advisory Committee, T. Rowe Price

619

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

620

Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Established Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital growth through investments in stocks.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.83%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.53%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Established Growth Fund Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

621

JNL/T. Rowe Price Established Growth Fund Class I
1 year	3 years	5 years	10 years
$54	$170	$296	$665

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	25%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing generally in common stocks of large-capitalization companies. T. Rowe Price Associates, Inc. (“Sub-Adviser”) generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests typically in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may at times invest significantly in technology stocks.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
623

●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 19.03%; Worst Quarter (ended 9/30/2011): -14.48%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2012): 19.05%; Worst Quarter (ended 9/30/2011): -14.43%

624

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Established Growth Fund (Class A)	31.13%	14.17%	14.90%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	14.10%	15.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Established Growth Fund (Class I)	31.54%	14.44%	15.15%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	37.71%	14.10%	15.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath, CPA	2014	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

625

Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.99%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.69%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Mid-Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

626

JNL/T. Rowe Price Mid-Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	22%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., one of the Fund’s sub-advisers (each, a “Sub-Adviser”) expects to grow at a faster rate than the average company.

T. Rowe Price Associates, Inc. defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index. The market capitalization of companies in the Fund’s portfolio, the S&P Mid Cap 400 Index and the Russell MidCap® Growth Index changes over time. As of December 31, 2019, the market capitalization range for the S&P Mid Cap 400 is $1.1 billion to $19.4 billion. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth is $1.2 billion to $78.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges.

Depending upon cash flows into and out of the Fund, the Adviser may direct up to 20% of the portfolio be invested in a mid-capitalization growth index strategy (“index sleeve”) managed by Mellon Investments Corporation ("Mellon"). For the index sleeve, the Fund employs a passive investment approach, called indexing. For the index sleeve, the Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon individual security analysis. The index sleeve attempts to replicate the Russell MidCap® Growth Index by investing all or substantially all of its assets in the stocks that make up the Russell MidCap® Growth Index in proportion to their market capitalization weighting in the Russell MidCap® Growth Index. The index sleeve managed by Mellon attempts to replicate the Russell MidCap Growth Index by replicating a majority of the Russell MidCap Growth Index and sampling from the securities remaining in the index. The Fund may at times invest significantly in certain sectors.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies (as defined above) at the time of purchase. The Fund may also invest up to 25% of its total assets, (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets, and 10% of its assets in futures.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
627

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
628

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.24%; Worst Quarter (ended 9/30/2011): -17.06%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.32%; Worst Quarter (ended 9/30/2011): -17.01%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	31.48%	12.51%	14.79%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	34.80%	10.00%	13.70%

629

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class I)	31.84%	12.79%	15.05%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	34.80%	10.00%	13.70%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
T. Rowe Price Associates, Inc. ("T. Rowe Price")
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Chairman of Investment Advisory Committee, T. Rowe Price
Karen Q. Wong, CFA	2011	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2011	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2011	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

630

Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Short-Term Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.31%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.31%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.41%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Short-Term Bond Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

631

JNL/T. Rowe Price Short-Term Bond Fund Class I
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	71%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund’s average effective maturity will normally not exceed three (3) years. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund may continue to hold a security that has been downgraded after purchase.

Within this broad structure, investment decisions generally reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices, yields and credit quality of the various securities. For example, if the Sub-Adviser expects interest rates to fall, it may purchase longer-term securities (within the framework of the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if the Sub-Adviser expects interest rates to rise, the Fund may seek securities with shorter maturities.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
632

●	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
633

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 1.43%; Worst Quarter (ended 6/30/2013): -0.70%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 1.52%; Worst Quarter (ended 6/30/2013): -0.59%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	4.09%	1.61%	1.53%

634

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)	4.03%	1.67%	1.54%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class I)	4.36%	1.84%	1.76%
Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)	4.03%	1.67%	1.54%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Michael F. Reinartz, CFA	January 2015	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

635

Summary Prospectus – April 27, 2020

JNL/T. Rowe Price U.S. High Yield Fund

(formerly, JNL/Crescent High Income Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return, and secondarily, current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.98%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.68%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

636

JNL/T. Rowe Price U.S. High Yield Fund Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

JNL/T. Rowe Price U.S. High Yield Fund Class I
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	87%

Portfolio turnover for the period of January 1, 2019 to December 31, 2019 is from the prior sub-adviser, Crescent Capital Group LP.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency (i.e., Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings or Fitch Ratings, Inc.), or, if not rated by any major credit rating agency, deemed to be below investment grade by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund considers U.S. high yield instruments to include noninvestment-grade bonds, bank loans, and other debt instruments issued by U.S. issuers, as well as bonds denominated in U.S. dollars that are issued by foreign banks and corporations and registered with the SEC for sale in the U.S. (such as Yankee bonds). If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the Fund’s 80% investment policy. The Fund focuses its investments on high yield corporate bonds but may also invest in other income producing instruments including bank loans, convertible securities, and preferred stocks. In selecting bonds, the Sub-Adviser generally evaluates the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments.

High yield instruments tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the Fund may be senior or subordinate obligations of the borrower. The Fund may invest up to 15% of its total assets in bank loans.

The Fund may purchase securities of any maturity, and its weighted average maturity and duration will vary with market conditions.

While most assets will typically be invested in U.S. issued instruments and U.S. dollar-denominated instruments, the Fund may also invest in non-U.S. dollar-denominated bonds of foreign issuers (including securities of issuers in emerging markets). The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated foreign instruments.

While most assets will typically be invested directly in bonds and other debt instruments, the Fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the Fund’s overall credit quality, to protect against fluctuations in the prices of certain holdings, to gain exposure to a particular issuer or security, or to manage certain investment risks such as changes in an issuer’s creditworthiness.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

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●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
●	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
●	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
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●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to April 27, 2020 reflects the Fund’s results when managed by the former sub-adviser, Crescent Capital Group LP. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/BlackRock Global Long Short Credit Fund (the "Acquired Fund"), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 27, 2020, for consistency with the Fund's principal investment strategies, the Fund will replace the ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index with the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index as the Fund's primary benchmark.

Consistent with the Fund’s principal investment strategies, the Fund uses the 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index as the Fund’s secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 4.80%; Worst Quarter (ended 12/31/2018): -3.96%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 4.84%; Worst Quarter (ended 12/31/2018): -3.89%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (April 25, 2016)
JNL/T. Rowe Price U.S. High Yield Fund (Class A)	10.20%	4.89%
ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	14.41%	7.97%
50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	11.51%	6.67%
ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	11.01%	6.65%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	14.41%	7.97%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	8.64%	5.36%

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Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price U.S. High Yield Fund (Class I)	10.49%	3.86%
ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes) (reflects no deduction for fees, expenses, or taxes)	14.41%	5.38%
50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	11.51%	4.93%
ICE Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)	11.01%	5.26%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	14.41%	5.37%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	8.64%	4.46%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Kevin Loome, CFA	April 2020	Vice President, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/T. Rowe Price Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Value Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

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JNL/T. Rowe Price Value Fund Class I
1 year	3 years	5 years	10 years
$58	$183	$318	$714

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	133%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks that T. Rowe Price Associates, Inc. (“Sub-Adviser”) regards as undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but which the Sub-Adviser believes have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. The Fund may at times invest significantly in certain sectors.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
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●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 12.88%; Worst Quarter (ended 9/30/2011): -17.41%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 12.93%; Worst Quarter (ended 9/30/2011): -17.31%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	26.11%	8.05%	11.97%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class I)	26.53%	8.32%	12.22%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. ("T. Rowe Price")

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Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Mark S. Finn, CFA, CPA	2009	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

646

Summary Prospectus – April 27, 2020

JNL/Vanguard Capital Growth Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Capital Growth Fund (“Fund” or “Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.11%
Total Annual Fund Operating Expenses[3]	1.26%
Less Waiver/Reimbursement[4]	0.33%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.93%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.11%
Total Annual Fund Operating Expenses[3]	0.96%
Less Waiver/Reimbursement[4]	0.33%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.63%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

647

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Capital Growth Fund Class A
1 year	3 years	5 years	10 years
$95	$367	$660	$1,494

JNL/Vanguard Capital Growth Fund Class I
1 year	3 years	5 years	10 years
$64	$273	$499	$1,148

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	5%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

The Master Fund may invest up to 25% of its assets in foreign securities, which may include depositary receipts.

Foreign securities may be traded on U.S. or foreign markets.

The portion of the Master Fund’s assets invested in a particular market sector or industry may be significantly larger or smaller than that sector's or industry’s proportion in the overall stock market. The Master Fund tends to invest a high percentage of its assets in its ten largest holdings.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
648

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

649

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2019): 11.53%; Worst Quarter (ended 12/31/2018): -13.60%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2019): 11.53%; Worst Quarter (ended 12/31/2018): -13.54%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Capital Growth Fund (Class A)	25.82%	13.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Capital Growth Fund (Class I)	26.17%	13.96%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%

650

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the “Additional Information About Each Fund” for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
PRIMECAP Management Company (“PRIMECAP”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Theo A. Kolokotrones	September 2017	Chairman of PRIMECAP
Joel P. Fried	September 2017	President of PRIMECAP
M. Mohsin Ansari	September 2017	Executive Vice President of PRIMECAP
Alfred W. Mordecai	September 2017	Vice Chairman of PRIMECAP
James Marchetti	September 2017	Executive Vice President, Portfolio Manager, and Principal of PRIMECAP

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

651

Summary Prospectus – April 27, 2020

JNL/Vanguard Equity Income Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Equity Income Fund (“Fund” or “Feeder Fund”) seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	1.23%
Less Waiver/Reimbursement[4]	0.34%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.89%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.93%
Less Waiver/Reimbursement[4]	0.34%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.59%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

652

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Equity Income Fund Class A
1 year	3 years	5 years	10 years
$91	$357	$643	$1,459

JNL/Vanguard Equity Income Fund Class I
1 year	3 years	5 years	10 years
$60	$262	$481	$1,112

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	33%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of the purchasing Master Fund Adviser (defined below), undervalued relative to similar stocks. In addition, the Master Fund’s advisers, The Vanguard Group, Inc. (“Vanguard”) and Wellington Management Company LLP (“Wellington”) (collectively, “Master Fund Advisers”) generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Master Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Master Fund may invest up to 25% of its assets in foreign securities.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
653

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Advisers' investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

654

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 10.72%; Worst Quarter (ended 12/31/2018): -9.60%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.77%; Worst Quarter (ended 12/31/2018): -9.48%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Equity Income Fund (Class A)	23.75%	9.75%
MSCI USA High Dividend Yield Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.47%	11.39%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Equity Income Fund (Class I)	24.03%	10.10%
MSCI USA High Dividend Yield Index (Gross) (reflects no deduction for fees, expenses, or taxes)	22.47%	11.39%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the “Additional Information About Each Fund” for more information regarding management of the Fund.

655

Investment Advisers to the Master Fund:
The Vanguard Group, Inc. (“Vanguard”)
Wellington Management Company LLP (“Wellington”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
W. Michael Reckmeyer, III, CFA	September 2017	Senior Managing Director and Equity Portfolio Manager (Wellington)
James P. Stetler	September 2017	Principal (Vanguard)
Binbin Guo, Ph.D.	September 2017	Principal and Head of Equity Research and Portfolio Strategies of Vanguard’s Quantitative Equity Group (Vanguard)

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

656

Summary Prospectus – April 27, 2020

JNL/Vanguard International Fund

Class A

Class I

Investment Objective. The JNL/Vanguard International Fund (“Fund” or “Feeder Fund”) seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.03%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.13%
Total Annual Fund Operating Expenses[3]	1.46%
Less Waiver/Reimbursement[4]	0.48%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.03%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.13%
Total Annual Fund Operating Expenses[3]	1.16%
Less Waiver/Reimbursement[4]	0.48%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.68%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

657

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard International Fund Class A
1 year	3 years	5 years	10 years
$100	$415	$752	$1,705

JNL/Vanguard International Fund Class I
1 year	3 years	5 years	10 years
$69	$321	$592	$1,366

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	14%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisers, Baillie Gifford Overseas Ltd. (“Baillie Gifford”) and Schroder Investment Management North America Inc. (“Schroders”) (each a “Master Fund Adviser,” collectively, “Master Fund Advisers”), evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
658

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
659

●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.70%; Worst Quarter (ended 12/31/2018): -14.96%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.76%; Worst Quarter (ended 12/31/2018): -14.92%

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Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard International Fund (Class A)	30.51%	7.25%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	3.86%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard International Fund (Class I)	30.85%	7.53%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	3.86%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the “Additional Information About Each Fund” for more information regarding management of the Fund.

Investment Advisers to the Master Fund:
Baillie Gifford Overseas Ltd. (“Baillie Gifford”)
Schroder Investment Management North America Inc. (“Schroders”)

Investment Sub-Advisers to the Master Fund:
Schroder Investment Management North America Ltd. (“Schroders Limited”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
James K. Anderson	September 2017	Partner of Baillie Gifford & Co.* and Head of Global Equities
Thomas Coutts	September 2017	Partner and Chief Investment Staff of Baillie Gifford & Co.*
Simon Webber, CFA	September 2017	Portfolio Manager, Schroders

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

661

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

662

Summary Prospectus – April 27, 2020

JNL/Vanguard Small Company Growth Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Small Company Growth Fund (“Fund” or “Feeder Fund”) seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.93%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.11%
Total Annual Fund Operating Expenses[3]	1.34%
Less Waiver/Reimbursement[4]	0.35%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.99%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.93%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.11%
Total Annual Fund Operating Expenses[3]	1.04%
Less Waiver/Reimbursement[4]	0.35%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.69%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

663

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Small Company Growth Fund Class A
1 year	3 years	5 years	10 years
$101	$390	$701	$1,582

JNL/Vanguard Small Company Growth Fund Class I
1 year	3 years	5 years	10 years
$70	$296	$540	$1,239

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio). The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2019 - 12/31/2019	58%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund’s advisers, The Vanguard Group, Inc. (“Vanguard”) and ArrowMark Colorado Holdings, LLC (“ArrowMark”) (each a “Master Fund Adviser,” collectively, “Master Fund Advisers”), to have superior growth potential. Also, these companies often provide little or no dividend income. The Master Fund uses multiple investment advisers.

Although the Master Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
664

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Advisers' investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangments for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

665

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 17.47%; Worst Quarter (ended 12/31/2018): -20.99%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.61%; Worst Quarter (ended 12/31/2018): -20.92%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Small Company Growth Fund (Class A)	27.27%	10.72%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	13.52%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Small Company Growth Fund (Class I)	27.67%	11.07%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	31.78%	13.52%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the “Additional Information About Each Fund” for more information regarding management of the Fund.

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Investment Advisers to the Master Fund:
The Vanguard Group, Inc. (“Vanguard”)
ArrowMark Colorado Holdings, LLC (“ArrowMark Partners”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Chad Meade	September 2017	Partner and Portfolio Manager (ArrowMark Partners)
Brian Schaub, CFA	September 2017	Partner and Portfolio Manager (ArrowMark Partners)
James P. Stetler	September 2017	Principal (Vanguard)
Binbin Guo, Ph.D.	September 2017	Principal and Head of Equity Research and Portfolio Strategies of Vanguard’s Quantitative Equity Group (Vanguard)

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

667

Summary Prospectus – April 27, 2020

JNL/Vanguard U.S. Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses[4]	0.64%
Less Waiver/Reimbursement[3]	0.04%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.60%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.04% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses[4]	0.34%
Less Waiver/Reimbursement[3]	0.04%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.30%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.04% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

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Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$61	$201	$353	$795

JNL/Vanguard U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$31	$105	$187	$427

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	20%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Value Index Fund Institutional Shares;
●	Vanguard Growth Index Fund Institutional Shares;
●	Vanguard Large-Cap Index Fund Institutional Shares;
●	Vanguard Total Stock Market Index Fund Institutional Shares;
●	Vanguard Small-Cap Index Fund Institutional Shares; and
●	Vanguard Mid-Cap Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

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●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund's shares, changes in the composition of the index, and the Fund’s/Underlying Fund's expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 13.97%; Worst Quarter (ended 12/31/2018): -14.35%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.00%; Worst Quarter (ended 12/31/2018): -14.29%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard U.S. Stock Market Index Fund (Class A)	30.13%	12.75%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	30.84%	13.44%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard U.S. Stock Market Index Fund (Class I)	30.47%	13.13%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	30.84%	13.44%

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Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

672

Summary Prospectus – April 27, 2020

JNL/Vanguard International Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.08%
Total Annual Fund Operating Expenses[4]	0.73%
Less Waiver/Reimbursement[3]	0.03%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.70%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.03% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.08%
Total Annual Fund Operating Expenses[4]	0.43%
Less Waiver/Reimbursement[3]	0.03%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.40%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.03% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

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Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard International Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$72	$230	$403	$904

JNL/Vanguard International Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$41	$135	$238	$539

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	7%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Developed Markets Index Fund Institutional Plus Shares;
●	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
●	Vanguard European Stock Index Fund Institutional Shares;
●	Vanguard Pacific Stock Index Fund Institutional Shares;
●	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
●	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
●	Vanguard Total International Stock Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each of Vanguard Developed Markets Index Fund and Vanguard FTSE All-World ex-US Index Fund employ an indexing investment approach designed to track the performance of an index; each fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Each of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Total International Stock Index Fund employ an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in an index.

Vanguard Emerging Markets Stock Index Fund employs an indexing investment approach designed to track the performance of an index; the fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the index in terms of key characteristics. Such key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

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Vanguard FTSE All-World ex-US Small-Cap Index Fund employs an indexing investment approach designed to track the performance of an index; the fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the index and by holding a representative sample of securities that resembles the full index in terms of key risk factors and other characteristics. Such factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund's shares, changes in the composition of the index, and the Fund’s/Underlying Fund's expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
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●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
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●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 10.25%; Worst Quarter (ended 12/31/2018): -11.82%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.21%; Worst Quarter (ended 12/31/2018): -11.69%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard International Stock Market Index Fund (Class A)	20.95%	3.20%
FTSE Global All Cap Ex-US Index (reflects no deduction for fees, expenses, or taxes)	22.19%	4.23%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard International Stock Market Index Fund (Class I)	21.21%	3.45%
FTSE Global All Cap Ex-US Index (reflects no deduction for fees, expenses, or taxes)	22.19%	4.23%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Vanguard Global Bond Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses[4]	0.72%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.07%
Total Annual Fund Operating Expenses[4]	0.42%
Less Waiver/Reimbursement[3]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Expense information has been restated to reflect current fees.

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Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Global Bond Market Index Fund Class A
1 year	3 years	5 years	10 years
$67	$224	$395	$889

JNL/Vanguard Global Bond Market Index Fund Class I
1 year	3 years	5 years	10 years
$37	$129	$229	$524

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	23%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest include funds that are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund (“Vanguard Funds”). Not all Funds of Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Total International Bond Index Fund Institutional Shares;
●	Vanguard Total Bond Market Index Fund Institutional Shares;
●	Vanguard Short-Term Bond Index Fund Institutional Shares;
●	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
●	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
●	Vanguard Long-Term Bond Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives, including forward foreign currency exchange contracts, in order to execute their investment strategy. Some of the Underlying Funds may also hold a significant amount of high-yield bonds, lower-rated bonds, and unrated securities, which are commonly referred to as “junk bonds,” in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

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●	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund's shares, changes in the composition of the index, and the Fund’s/Underlying Fund's expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
682

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
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●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the 50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 2.86%; Worst Quarter (ended 12/31/2019): -0.82%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2019): 2.96%; Worst Quarter (ended 12/31/2019): -0.63%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Global Bond Market Index Fund (Class A)	7.59%	3.91%
Bloomberg Barclays Global Aggregate Float - Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.81%
50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.47%	4.67%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (reflects no deduction for fees, expenses, or taxes)	8.07%	5.42%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.87%	3.92%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Global Bond Market Index Fund (Class I)	8.05%	4.29%
Bloomberg Barclays Global Aggregate Float - Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.81%
50% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 50% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.47%	4.67%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (reflects no deduction for fees, expenses, or taxes)	8.07%	5.42%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	8.87%	3.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM

685

Name:	Joined Fund Management Team In:	Title:
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

686

Summary Prospectus – April 27, 2020

JNL/Vanguard Moderate ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.28%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.13% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Moderate ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

687

JNL/Vanguard Moderate ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$29	$119	$217	$505

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	20%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

688

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
689

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Conservative Index with the Morningstar Moderately Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index as the Fund's secondary benchmark.

690

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 7.27%; Worst Quarter (ended 12/31/2018): -5.43%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 7.33%; Worst Quarter (ended 12/31/2018): -5.21%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class A)	15.78%	5.54%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.83%	6.11%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class I)	16.19%	5.99%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%

691

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	15.83%	6.11%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

692

Summary Prospectus – April 27, 2020

JNL/Vanguard Moderate Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Moderate Growth ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

693

JNL/Vanguard Moderate Growth ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$30	$120	$218	$506

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	16%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. A list of such ETFs will be provided by the Adviser upon request.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

694

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
695

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index as the Fund's secondary benchmark.

696

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 9.28%; Worst Quarter (ended 12/31/2018): -8.32%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9.44%; Worst Quarter (ended 12/31/2018): -8.28%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class A)	19.38%	6.68%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class I)	20.00%	7.17%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%

697

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

698

Summary Prospectus – April 27, 2020

JNL/Vanguard Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.41%
Less Waiver/Reimbursement[3]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Vanguard Growth ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

699

JNL/Vanguard Growth ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$30	$120	$218	$506

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	12%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation ("Mellon"), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

700

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. an Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
701

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
●	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
702

●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying ETF Fund to counterparty risk.
●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying ETF Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying ETF Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 11.28%; Worst Quarter (ended 12/31/2018): -10.80%

703

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.32%; Worst Quarter (ended 12/31/2018): -10.66%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class A)	22.88%	7.85%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class I)	23.35%	8.33%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM

704

Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong, CFA	September 2017	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

705

Summary Prospectus – April 27, 2020

JNL/WCM Focused International Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.13%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.83%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WCM Focused International Equity Fund Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

JNL/WCM Focused International Equity Fund Class I
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

706

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	24%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in companies in any capitalization range, it will generally invest in large, established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will generally reduce position size in the portfolio based on individual holding size, industry/sector weight, as well as other relevant factors. When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size. The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are its evaluation(s) of whether a company’s competitive advantage is deteriorating or no longer expanding; there are more attractive names in an essentially similar industry; a company’s leadership is not performing as expected; a company’s culture is challenged; it deems valuation to be excessive; and/or there is material geopolitical or currency risk.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
707

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Depositary receipts risk – Depositary receipts, such as American depositary receipts ("ADRs"), global depositary receipts ("GDRs"), and European depositary receipts ("EDRs"), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
708

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/WCM Focused International Equity Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 12.91%; Worst Quarter (ended 12/31/2018): -12.63%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 12.99%; Worst Quarter (ended 12/31/2018): -12.53%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/WCM Focused International Equity Fund (Class A)	35.48%	11.72%	9.93%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	5.51%	4.51%

709

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/WCM Focused International Equity Fund (Class I)	35.82%	12.85%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.51%	3.86%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	President, Co-CEO and Portfolio Manager, WCM
Peter J. Hunkel	September 2013	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	September 2013	Portfolio Manager and Business Analyst, WCM
Kurt R. Winrich, CFA	September 2013	Chairman, Co-CEO and Portfolio Manager, WCM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

710

Summary Prospectus – April 27, 2020

JNL/Westchester Capital Event Driven Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.49%
Acquired Fund Fees and Expenses[4]	0.22%
Total Annual Fund Operating Expenses	2.06%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.36%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0.47%
Acquired Fund Fees and Expenses[4]	0.22%
Total Annual Fund Operating Expenses	1.74%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.36%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
711

[3]	"Other Expenses" are based on amounts incurred during the period ended December 31, 2019. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund's actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Westchester Capital Event Driven Fund Class A
1 year	3 years	5 years	10 years
$209	$646	$1,108	$2,390

JNL/Westchester Capital Event Driven Fund Class I
1 year	3 years	5 years	10 years
$177	$548	$944	$2,052

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	286%

Principal Investment Strategies. The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the sub-adviser, Westchester Capital Management, LLC (“Sub-Adviser”) may use on behalf of the Fund are the following:

Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. In conjunction with investment in a target company, the Fund may employ a variety of hedging strategies to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options.

Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Sub-Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event.

Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Sub-Adviser believes that unsecured debt securities are overvalued in relation to senior secured debt securities of the same issuer, the Fund may purchase the senior secured debt securities of the issuer and take a short position in the unsecured debt securities of the same issuer.

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Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between a firm’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceeding. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities. The Fund may also write call options on one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or basket of stocks against which the options are written. The Sub-Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all. The Sub-Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Sub-Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the Sub-Adviser may buy put options and sell call options against a long stock position.

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps.

The Fund may purchase fixed- and floating-rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. Certain of the debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P Global Ratings, or comparably rated by another nationally recognized statistical rating organization), or may be unrated investments of comparable quality, commonly referred to as “high-yield” or “junk” bonds.

The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The Sub-Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested and the Fund may not achieve its investment objective. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.

In making investments for the Fund, the Sub-Adviser is guided by the following general considerations:

●	before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;
●	in deciding whether or to what extent to invest, the Sub-Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and
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●	the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
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●	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
●	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Speculative exposure risk – If a Fund invests in a derivative instrument (or engages in a similarly speculative practice) not for the purpose of hedging, the Fund is directly exposed to the risks associated with an investment in that derivative. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and, in certain instances, potential losses may be unlimited.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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●	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
●	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
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●	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2018): 5.27%; Worst Quarter (ended 12/31/2018): -1.19%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2018): 5.25%; Worst Quarter (ended 12/31/2018): -1.11%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Fund (April 27, 2015)
JNL/Westchester Capital Event Driven Fund (Class A)	11.77%	4.09%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	6.11%	1.49%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Westchester Capital Event Driven Fund (Class I)	12.16%	8.19%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	6.11%	3.00%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Westchester Capital Management, LLC ("Westchester")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael T. Shannon	March 2016	Portfolio Manager, Westchester
Roy D. Behren	March 2016	Portfolio Manager, Westchester

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/WMC Balanced Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is reasonable income and long-term capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.73%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.43%

[1]	"Other Expenses" include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Balanced Fund Class A
1 year	3 years	5 years	10 years
$75	$233	$406	$906

JNL/WMC Balanced Fund Class I
1 year	3 years	5 years	10 years
$44	$138	$241	$542

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	42%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including, investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

The Fund may invest in derivatives to reduce fixed-income exposure to facilitate meeting the Fund's objective.

The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
721

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
●	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

722

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the 65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 8.74%; Worst Quarter (ended 9/30/2011): -8.79%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 8.86%; Worst Quarter (ended 9/30/2011): -8.78%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	21.46%	7.70%	9.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.33%	8.80%	10.25%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class I)	21.84%	7.95%	9.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.33%	8.80%	10.25%

723

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP ("Wellington Management")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Edward P. Bousa, CFA*	2004	Senior Managing Director and Equity Portfolio Manager, Wellington Management
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Loren L. Moran, CFA	2018	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Daniel J. Pozen	September 2019	Senior Managing Director and Equity Portfolio Manager, Wellington Management

* Effective June 30, 2020, Mr. Bousa will be removed as a portfolio manager for the Fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

724

Summary Prospectus – April 27, 2020

JNL/WMC Government Money Market Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2,3]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is in effect through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

725

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

JNL/WMC Government Money Market Fund Class I
1 year	3 years	5 years	10 years
$28	$87	$152	$343

Principal Investment Strategies. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities with a maximum remaining maturity of 397 days. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund itself. The principal risks associated with investing in the Fund include:

●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
726

●	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Prior to September 19, 2016, the Fund was operated as a prime money market fund.

Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).

The 7-day yield of Class A on December 31, 2019, was 1.10%.

The 7-day yield of Class I on December 31, 2019, was 1.40%.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2019): 0.43%; Worst Quarter (ended 9/30/2017): 0.00%

727

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 0.55%; Worst Quarter (ended 6/30/2017): 0.00%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Government Money Market Fund (Class A)	1.54%	0.56%	0.28%
FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)	2.20%	1.01%	0.53%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Government Money Market Fund (Class I)	2.00%	0.80%	0.40%
FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)	2.20%	1.01%	0.53%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP ("Wellington Management")

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

728

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

729

Summary Prospectus – April 27, 2020

JNL/WMC Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.78%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.48%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Value Fund Class A
1 year	3 years	5 years	10 years
$80	$249	$433	$966

JNL/WMC Value Fund Class I
1 year	3 years	5 years	10 years
$49	$154	$269	$604

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

730

Period
1/1/2019 - 12/31/2019	49%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). Using a value approach, the Fund seeks to invest in stocks that Wellington Management Company LLP (“Sub-Adviser”) believes are underpriced relative to other stocks.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
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●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2011): 13.49%; Worst Quarter (ended 9/30/2011): -17.27%

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Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2011): 13.49%; Worst Quarter (ended 9/30/2011): -17.15%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	27.51%	7.68%	10.59%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/WMC Value Fund (Class I)	27.86%	7.95%	10.84%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	25.73%	9.06%	11.83%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP ("Wellington Management")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
W. Michael Reckmeyer, III, CFA	2008	Senior Managing Director and Equity Portfolio Manager, Wellington Management
Adam H. Illfelder, CFA	2018	Managing Director and Equity Portfolio Manager, Wellington Management

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

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Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

734

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Competitive Advantage Fund

(formerly, JNL/S&P Competitive Advantage Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Competitive Advantage Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/Goldman Sachs Competitive Advantage Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

735

Period
1/1/2019 - 12/31/2019	43%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
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●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
737

●	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Equal Weight Index as the Fund's secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 16.20%; Worst Quarter (ended 12/31/2018): -14.38%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 16.25%; Worst Quarter (ended 12/31/2018): -14.28%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Competitive Advantage Fund (Class A)	29.36%	10.01%	13.91%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)	29.24%	9.77%	13.54%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Competitive Advantage Fund (Class I)	29.74%	10.28%	14.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)	29.24%	9.77%	13.54%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation ("Mellon")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Karen Q. Wong, CFA	2007	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2007	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

740

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Dividend Income & Growth Fund

(formerly, JNL/S&P Dividend Income & Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.65%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.35%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Dividend Income & Growth Fund Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

JNL/Goldman Sachs Dividend Income & Growth Fund Class I
1 year	3 years	5 years	10 years
$36	$113	$197	$443

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	41%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Goldman Sachs Asset Management, L.P. (“GSAM”). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.

The Fund may lend its securities to increase its income.

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The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
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●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 13.78%; Worst Quarter (ended 12/31/2018): -10.03%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 13.96%; Worst Quarter (ended 12/31/2018): -9.98%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Dividend Income & Growth Fund (Class A)	27.63%	9.91%	13.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Dividend Income & Growth Fund (Class I)	28.04%	10.18%	13.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation ("Mellon")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Karen Q. Wong, CFA	2007	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2007	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Intrinsic Value Fund

(formerly, JNL/S&P Intrinsic Value Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Goldman Sachs Intrinsic Value Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/Goldman Sachs Intrinsic Value Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	59%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM“) will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

GSAM excludes companies in the Financials sector from the selection. GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings Standard & Poor’s Ratings Services analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgement to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.

The Fund may invest in a combination of exchange-traded funds ("ETFs') to assist with fund rebalances and to meet redemption and purchase requests.

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The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
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●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 18.48%; Worst Quarter (ended 12/31/2018): -15.66%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 18.46%; Worst Quarter (ended 12/31/2018): -15.54%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Intrinsic Value Fund (Class A)	21.25%	4.26%	11.73%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Intrinsic Value Fund (Class I)	21.57%	4.50%	11.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation ("Mellon")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Karen Q. Wong, CFA	2007	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2007	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

752

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Total Yield Fund

(formerly, JNL/S&P Total Yield Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.67%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.37%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Total Yield Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Goldman Sachs Total Yield Fund Class I
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

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Period
1/1/2019 - 12/31/2019	83%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Goldman Sachs Asset Management, L.P. (“GSAM”) of returning cash to investors, such as through dividends, share repurchases or debt retirement.

GSAM excludes companies in the Banks and Utilities subsectors. GSAM incorporates positive profits measures and S&P Quality Rankings in its selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
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●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
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●	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund's expenses and may limit the Fund's performance.
●	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

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Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 16.99%; Worst Quarter (ended 9/30/2011): -20.65%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2013): 17.02%; Worst Quarter (ended 9/30/2011): -20.59%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Total Yield Fund (Class A)	22.09%	4.59%	10.81%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Total Yield Fund (Class I)	22.40%	4.85%	11.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation ("Mellon")

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Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Karen Q. Wong, CFA	2007	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	2007	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

758

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs International 5 Fund

(formerly, JNL/S&P International 5 Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.75%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.45%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.40%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs International 5 Fund Class A
1 year	3 years	5 years	10 years
$77	$240	$417	$930

JNL/Goldman Sachs International 5 Fund Class I
1 year	3 years	5 years	10 years
$41	$139	$247	$562

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Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	53%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based investment process. The Fund allocates all of its net assets among the underlying regional strategies listed below:

S&P Asia Pac Ex Japan Strategy – This strategy focuses on companies located in developed countries in the Asia-Pacific (excluding Japan) geographic region that have delivered attractive cash returns to shareholders while seeking to avoid companies with less attractive profitability.

S&P Canada Strategy – This strategy focuses on companies located in Canada that the Sub-Adviser believes to have attractive free cash flows in relation to equity market capitalization while seeking to avoid companies that the Sub-Adviser believes have undergone unattractive changes to capital structure.

S&P Europe Strategy –This strategy focuses on companies located in Western Europe that the Sub-Adviser believes have above average free cash flows in relation to equity market valuation and attractive price momentum.

S&P Japan Strategy – This strategy focuses on companies located in Japan that the Sub-Adviser believes have attractive dividend yields while attempting to avoid overpaying through valuation metrics.

S&P Middle East Strategy – This strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Developed Middle East & Africa LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield, and either above average profitability or favorable price momentum. S&P Quality Rankings are used to exclude companies with the lower quality, helping to filter those that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

While each of these underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

Each of the underlying regional strategies invests by selecting from the stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. As of December 31, 2019, the range of market capitalizations of companies included in the index was between $365.23 million and $321.96 billion. The size of companies in the S&P Developed Ex-U.S. LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or the first business day of March.

Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Sub-Advisers”) generally use a buy and hold strategy, trading only on or around each stock selection date, when cash flow activity occurs, and for dividend reinvestment purposes. The Sub-Advisers may also trade for mergers if the original stock included in the Fund’s portfolio is not the surviving company.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain appropriate currency exposures.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

●	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
●	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
●	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
761

●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
●	Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
●	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
●	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
●	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
762

●	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
●	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2017): 11.87%; Worst Quarter (ended 12/31/2018): -11.97%

763

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9.38%; Worst Quarter (ended 12/31/2018): -11.81%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (September 15, 2014)
JNL/Goldman Sachs International 5 Fund (Class A)	17.82%	7.03%	5.51%
S&P Developed ex-U.S. Large MidCap Index (reflects no deduction for fees, expenses, or taxes)	22.46%	6.03%	4.36%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs International 5 Fund (Class I)	18.12%	2.30%
S&P Developed ex-U.S. Large MidCap Index (reflects no deduction for fees, expenses, or taxes)	22.46%	4.58%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation ("Mellon")

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	July 2019	Vice President, GSAM
Nicholas Chan, CFA	July 2019	Managing Director, GSAM
Karen Q. Wong, CFA	April 2014	Managing Director, Head of Index – Portfolio Management, Mellon
Richard A. Brown, CFA	April 2014	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon
Thomas J. Durante, CFA	April 2014	Managing Director, Co-Head of Equity Indexing – Portfolio Management, Mellon

764

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

765

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs 4 Fund

(formerly, JNL/S&P 4 Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.36%
Total Annual Fund Operating Expenses	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.36%
Total Annual Fund Operating Expenses	0.41%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs 4 Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/Goldman Sachs 4 Fund Class I
1 year	3 years	5 years	10 years
$42	$132	$230	$518

766

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

●	25% in the JNL/Goldman Sachs Competitive Advantage Fund;
●	25% in the JNL/Goldman Sachs Dividend Income & Growth Fund;
●	25% in the JNL/Goldman Sachs Intrinsic Value Fund; and
●	25% in the JNL/Goldman Sachs Total Yield Fund.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

The investment policies and risks of the Underlying Funds are further described elsewhere in this Prospectus. It should be noted that the Fund’s investment objective and investment strategies remain constant regardless of which Underlying Funds the Fund is invested in.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes of Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
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●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
●	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
●	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund's principal investment strategies, the Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2013): 14.92%; Worst Quarter (ended 12/31/2018): -13.91%

768

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 12.66%; Worst Quarter (ended 12/31/2018): -13.86%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs 4 Fund (Class A)	25.04%	7.21%	12.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	9.52%	12.16%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs 4 Fund (Class I)	25.42%	11.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	31.95%	11.79%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

769

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

770

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Managed Conservative Fund

(formerly, JNL/S&P Managed Conservative Fund)

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek current income. Capital growth is a secondary objective.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	1.11%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	0.81%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Conservative Fund Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

JNL/Goldman Sachs Managed Conservative Fund Class I
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

771

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	19%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

772

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
773

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Conservative Index with the Morningstar Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) as the Fund's secondary benchmark.

774

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 5.34%; Worst Quarter (ended 12/31/2018): -3.18%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 5.41%; Worst Quarter (ended 12/31/2018): -3.10%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Conservative Fund (Class A)	11.06%	3.69%	4.65%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.22%	4.05%	4.53%
80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	12.70%	4.57%	5.42%
Dow Jones Conservative Index (reflects no deduction for fees, expenses, or taxes)	8.13%	3.07%	3.97%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Conservative Fund (Class I)	11.35%	4.40%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.22%	4.88%
80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	12.70%	5.56%

775

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
Dow Jones Conservative Index (reflects no deduction for fees, expenses, or taxes)	8.13%	3.81%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

776

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Managed Moderate Fund

(formerly, JNL/S&P Managed Moderate Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is current income and capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	1.12%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	0.82%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Moderate Fund Class A
1 year	3 years	5 years	10 years
$114	$356	$617	$1,363

JNL/Goldman Sachs Managed Moderate Fund Class I
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

777

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	16%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

778

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
779

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Conservative Index with the Morningstar Moderately Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) as the Fund's secondary benchmark.

780

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 7.32%; Worst Quarter (ended 9/30/2011): -7.02%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 7.42%; Worst Quarter (ended 12/31/2018): -5.56%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Moderate Fund (Class A)	14.83%	5.17%	6.28%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	5.55%	6.26%
60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.73%	6.06%	7.04%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.08%	6.05%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Moderate Fund (Class I)	15.25%	6.11%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%

781

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.73%	7.17%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

782

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Managed Moderate Growth Fund

(formerly, JNL/S&P Managed Moderate Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth and current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	1.11%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	0.81%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

JNL/Goldman Sachs Managed Moderate Growth Fund Class I
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

783

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	16%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

784

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
785

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) as the Fund's secondary benchmark.

786

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 9.59%; Worst Quarter (ended 9/30/2011): -10.88%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9.68%; Worst Quarter (ended 12/31/2018): -8.32%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Moderate Growth Fund (Class A)	19.12%	6.61%	7.80%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	7.72%
45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	20.81%	7.49%	8.60%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	7.76%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Moderate Growth Fund (Class I)	19.53%	7.73%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	20.81%	8.72%

787

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

788

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Managed Growth Fund

(formerly, JNL/S&P Managed Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	1.11%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	0.81%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Growth Fund Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

JNL/Goldman Sachs Managed Growth Fund Class I
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

789

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	15%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

790

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
791

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) as the Fund's secondary benchmark.

792

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 12.23%; Worst Quarter (ended 9/30/2011): -14.72%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 12.30%; Worst Quarter (ended 12/31/2018): -10.95%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Growth Fund (Class A)	24.41%	8.41%	9.66%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	9.07%
60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.93%	8.88%	10.11%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Growth Fund (Class I)	24.76%	9.97%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%

793

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	24.93%	10.20%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

794

Summary Prospectus – April 27, 2020

JNL/Goldman Sachs Managed Aggressive Growth Fund

(formerly, JNL/S&P Managed Aggressive Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	1.13%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.68%
Total Annual Fund Operating Expenses	0.83%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Aggressive Growth Fund Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

JNL/Goldman Sachs Managed Aggressive Growth Fund Class I
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

795

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	13%

Portfolio turnover for the period of January 1, 2019 to June 30, 2019 is from the prior sub-adviser, Standard & Poor's Investment Advisory Services LLC.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

796

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
●	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
797

●	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
●	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
●	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
●	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Aggressive Index with the Morningstar Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) as the Fund's secondary benchmark.

798

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 13.37%; Worst Quarter (ended 9/30/2011): -16.88%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 13.46%; Worst Quarter (ended 12/31/2018): -12.20%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Aggressive Growth Fund (Class A)	26.79%	9.04%	10.31%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	25.91%	8.85%	10.09%
65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.77%	9.40%	10.64%
Dow Jones Aggressive Index (reflects no deduction for fees, expenses, or taxes)	27.13%	8.93%	10.64%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	5.67%	5.50%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Aggressive Growth Fund (Class I)	27.16%	10.73%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	25.91%	9.47%
65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.77%	10.66%

799

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
Dow Jones Aggressive Index (reflects no deduction for fees, expenses, or taxes)	27.13%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.01%	4.13%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

800

Summary Prospectus – April 27, 2020

JNL Conservative Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.70%
Total Annual Fund Operating Expenses[3]	1.18%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.70%
Total Annual Fund Operating Expenses[3]	0.89%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Conservative Allocation Fund Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

801

JNL Conservative Allocation Fund Class I
1 year	3 years	5 years	10 years
$91	$284	$493	$1,096

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the Underlying Funds. The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

Some of the Underlying Funds, particularly those classified as fixed-income strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategies.

802

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
803

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund will be combined with JNL/Nicholas Convertible Arbitrage Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Conservative Index with the Morningstar Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

804

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 6.01%; Worst Quarter (ended 6/30/2013): -3.23%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 6.08%; Worst Quarter (ended 12/31/2018): -3.03%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL Conservative Allocation Fund (Class A)	12.46%	3.84%	3.79%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.22%	4.05%	3.97%
20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	12.26%	4.23%	4.26%
Dow Jones Conservative Index (reflects no deduction for fees, expenses, or taxes)	8.13%	3.07%	3.00%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

805

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL Conservative Allocation Fund (Class I)	12.76%	4.76%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.22%	4.88%
20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	12.26%	5.04%
Dow Jones Conservative Index (reflects no deduction for fees, expenses, or taxes)	8.13%	3.81%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

806

Summary Prospectus – April 27, 2020

JNL Moderate Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.12%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.73%
Total Annual Fund Operating Expenses[3]	1.20%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.73%
Total Annual Fund Operating Expenses[3]	0.90%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Moderate Allocation Fund Class A
1 year	3 years	5 years	10 years
$122	$381	$660	$1,455

807

JNL Moderate Allocation Fund Class I
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	22%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the Underlying Funds. The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

Some of the Underlying Funds, particularly those classified as fixed-income strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategies.

808

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
809

●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund will be combined with JNL Institutional Alt 50 Fund (the "Acquired Fund"), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Conservative Index with the Morningstar Moderately Conservative Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund’s principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

810

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 7.51%; Worst Quarter (ended 12/31/2018): -5.44%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 7.65%; Worst Quarter (ended 12/31/2018): -5.43%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (February 06, 2012)
JNL Moderate Allocation Fund (Class A)	15.67%	4.75%	5.66%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	5.55%	5.86%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	5.36%	5.64%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.08%	5.38%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	9.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	2.85%

811

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL Moderate Allocation Fund (Class I)	16.02%	5.55%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	15.25%	6.35%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.83%	6.11%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	14.14%	5.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

812

Summary Prospectus – April 27, 2020

JNL Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.74%
Total Annual Fund Operating Expenses	1.18%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.74%
Total Annual Fund Operating Expenses	0.88%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

JNL Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

813

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	17%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
814

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
815

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Moderate Growth Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNAM Guidance – Moderate Growth Fund.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund will be combined with JNL Institutional Alt 25 Fund, a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL Institutional Alt 25 Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderate Index with the Morningstar Moderate Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 9.31%; Worst Quarter (ended 9/30/2011): -9.79%

816

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 9.42%; Worst Quarter (ended 12/31/2018): -7.69%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL Moderate Growth Allocation Fund (Class A)	19.53%	6.13%	7.73%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	6.75%	7.72%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	6.43%	6.99%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	6.60%	7.76%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL Moderate Growth Allocation Fund (Class I)	19.84%	6.75%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	19.03%	7.50%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.41%	7.12%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	18.60%	7.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

817

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

818

Summary Prospectus – April 27, 2020

JNL Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth and current income.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.75%
Total Annual Fund Operating Expenses	1.19%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.75%
Total Annual Fund Operating Expenses	0.89%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$121	$378	$654	$1,443

JNL Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$91	$284	$493	$1,096

819

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
820

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
821

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Growth Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Moderately Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 11.42%; Worst Quarter (ended 9/30/2011): -13.01%

822

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 11.31%; Worst Quarter (ended 12/31/2018): -10.42%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL Growth Allocation Fund (Class A)	23.68%	7.05%	8.80%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	7.96%	9.07%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	7.45%	7.93%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL Growth Allocation Fund (Class I)	23.99%	7.53%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	22.95%	8.63%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	23.00%	8.06%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

823

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

824

Summary Prospectus – April 27, 2020

JNL Aggressive Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.76%
Total Annual Fund Operating Expenses	1.21%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.76%
Total Annual Fund Operating Expenses	0.91%

[1]	"Other Expenses" include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Aggressive Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

JNL Aggressive Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

825

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	17%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

●	Alternative Assets
●	Alternative Strategies
●	Domestic/Global Equity
●	Domestic/Global Fixed-income
●	International
●	International Fixed-Income
●	Sector
●	Tactical Management
The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

●	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
826

●	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
●	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
●	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
●	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
●	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
●	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
●	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
●	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
827

●	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Equity 100 Fund and JNAM Guidance – Maximum Growth Fund (together, the “Acquired Funds”), series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund replaced the Dow Jones Moderately Aggressive Index with the Morningstar Aggressive Target Risk Index as the Fund's primary benchmark.

Consistent with the Fund's principal investment strategies, the Fund uses the 90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund's secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 9/30/2010): 12.31%; Worst Quarter (ended 9/30/2011): -15.33%

828

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 12.24%; Worst Quarter (ended 12/31/2018): -11.85%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	10 year
JNL Aggressive Growth Allocation Fund (Class A)	26.05%	7.59%	8.92%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	25.91%	8.85%	10.09%
90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	24.80%	7.94%	8.37%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	7.77%	9.17%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.79%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

Average Annual Total Returns as of 12/31/2019
	1 year	Life of Class (September 25, 2017)
JNL Aggressive Growth Allocation Fund (Class I)	26.37%	7.98%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	25.91%	9.47%
90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	24.80%	8.50%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	22.84%	8.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

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Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About Each Fund

JNL/American Funds Balanced Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the shares of the American Funds Insurance Series® - Asset Allocation Fund℠ (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking high total return (including income and capital gains) consistent with preservation of capital over the long term.

In seeking to pursue its investment objective, the Master Fund varies its mix of equity securities, debt securities and money market instruments. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the Master Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2019, the Master Fund was approximately 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and the Master Fund’s investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the Master Fund as disclosed in this prospectus and in the Master Fund’s statement of additional information.

Among other derivative instrument types, the Master Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Currency risk
●	Debt securities ratings risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Income risk
●	Investment style risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Forward and futures contract risk
●	Investment strategy risk
●	Issuer risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

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MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.27%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.31%

Feeder Fund
Class A
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.24%

Feeder Fund
Class I
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.94%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

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Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.52% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.30% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity through three investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital International Investors, Capital World Investors and Capital Research Global Investors – make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Alan N. Berro is a Partner of Capital World Investors and has been an investment professional for 34 years in total; 29 years with CRMC or its affiliates.

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David A. Daigle is a Partner of Capital Fixed Income Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

Peter Eliot is a Partner of Capital International Investors and has been an investment professional for 25 years in total; 16 years with CRMC or its affiliates.

Jeffery T. Lager is a Partner of Capital International Investors and has been an investment professional for 25 years in total; 24 years with CRMC or its affiliates.

Jin Lee is a Partner of Capital World Investors and has been an investment professional for 24 years in total; 23 years with CRMC or its affiliates.

James R. Mulally is a Partner of Capital Fixed Income Investors and has been an investment professional for 44 years in total; 40 years with CRMC or its affiliates.

John R. Queen is a Partner of Capital Fixed Income Investors and has been an investment professional for 30 years in total; 18 years with CRMC or its affiliates .

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

835

JNL/American Funds Blue Chip Income and Growth Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Blue Chip Income and Growth Fund SM (“Master Fund”).

Principal Investment Strategies. The JNL/American Funds Blue Chip Income and Growth Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in shares of the “Master Fund.” The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion. The Master Fund considers these types of investments to be “blue chip” stocks.

In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss. Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
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●	Investment style risk
●	Issuer risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Government regulatory risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

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The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.39%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.43%

Feeder Fund
Class A
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.40%

Feeder Fund
Class I
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.10%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.57% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.38% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

838

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Christopher D. Buchbinder is a Partner of Capital Research Global Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

James B. Lovelace is a Partner of Capital Research Global Investors and has been an investment professional for 38 years, all with CRMC or its affiliates.

Alex Sheynkman is a Partner of Capital Research Global Investors and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

Lawrence R. Soloman is a Partner of Capital Research Global Investors and has been an investment professional for 36 years in total; 35 years with CRMC or its affiliates.

James Terrile is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; 24 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/American Funds Capital Income Builder Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital.

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund normally invests at least 90% of its assets in income producing securities (with at least 50% of its assets in common stocks and other equity securities). The Master Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The Master Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

Generally, the Master Fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the Master Fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. Government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The Master Fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). The Master Fund may invest up to 5% in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies, and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the Master Fund’s portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Feeder Fund relies on the professional judgment of its Master Fund to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers, and competitors. Securities may be sold when the Master Fund believes that they no longer represent relatively attractive investment opportunities.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

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The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Credit risk
●	Debt securities ratings risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Issuer risk
●	Managed portfolio risk
●	Market risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment in money market funds risk
●	Liquidity risk
●	Portfolio turnover risk
●	Sector risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

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The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.39%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.43%

Feeder Fund
Class A
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.40%

Feeder Fund
Class I
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.10%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.57% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.25% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

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JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Alfonso Barroso is a Partner of Capital Research Global Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

Grant L. Cambridge is a Partner of Capital International Investors and has been an investment professional for 27 years in total; 23 years with CRMC or its affiliates.

Joyce E. Gordon is a Partner of Capital Research Global Investors and has been an investment professional for 40 years, all with CRMC or its affiliates.

David A. Hoag is a Partner of Capital Fixed Income Investors and has been an investment professional for 32 years in total, 29 years with CRMC or its affiliates.

Winnie Kwan is a Partner of Capital Research Global Investors and has been an investment professional for 24 years in total; 20 years with CRMC or its affiliates.

James B. Lovelace is a Partner of Capital Research Global Investors and has been an investment professional for 38 years, all with CRMC or its affiliates.

Fergus N. MacDonald is a Partner of Capital Fixed Income Investors and has been an investment professional for 28 years in total; 17 years with CRMC or its affiliates.

David M. Riley is a Partner of Capital Research Global Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

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Bradley J. Vogt is a Partner of Capital Research Global Investors and has been an investment professional for 33 years, all with CRMC or its affiliates.

Steven T. Watson is a Partner of Capital International Investors and has been an investment professional for 33 years in total; 30 years with CRMC or its affiliates.

Philip Winston is a Partner of Capital International Investors and has been an investment professional for 35 years in total; 23 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/American Funds Capital World Bond Fund

(formerly, JNL/American Funds Global Bond Fund)

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). Total return comprises the income generated by the Master Fund and the changes in the market value of the Master Fund’s investments.

Principal Investment Strategies. The JNL/American Funds Capital World Bond Fund invests primarily in Class 1 shares of the “Master Fund.” The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may invest substantially in securities of companies domiciled outside the United States, including issuers domiciled in developing countries. The Master Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries.

Normally, the Master Fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in values of other currencies related to the U.S. dollar.

The Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Fund may invest in a derivative only if, in the opinion of the Adviser of the Master Fund, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Fund.

Among other derivative instrument types, the Master Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The Master Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the Master Fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

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Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities. The Master Fund may invest in debt securities of any maturity or duration.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the Master Fund intends to limit its investments in the securities of any single issuer.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Capital World Bond Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Credit risk
●	Currency risk
●	Debt securities ratings risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward and futures contract risk
●	Government regulatory risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
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●	Issuer risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Non-diversification risk
●	Portfolio turnover risk
●	Swaps risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Forward foreign currency exchange contracts risk
●	Investment style risk
●	Leverage risk
●	Pacific Rim investing risk
●	Redemption risk
●	Regulatory investment limits risk
●	Senior loans risk
●	Settlement risk
●	Structured investments risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

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The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.44%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.50%

Feeder Fund
Class A
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.59%

Feeder Fund
Class I
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.29%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.60% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.43% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

848

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Andrew A. Cormack is a Vice President of Capital Fixed Income Investors and has been an investment professional for 16 years in total; 2 years with CRMC or its affiliates.

David A. Daigle is a Partner of Capital Fixed Income Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

Thomas H. Hogh is a Partner of Capital Fixed Income Investors and has been an investment professional for 33 years in total; 30 years with CRMC or its affiliates.

Robert H. Neithart is a Partner of Capital Fixed Income Investors and has been an investment professional for 33 years in total; all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

849

JNL/American Funds Global Small Capitalization Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital over time through exclusive investment in the shares of the American Funds Insurance Series® - Global Small Capitalization Fund SM (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund currently defines “small market capitalization” companies as companies with market capitalizations of $6 billion or less. The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

Under normal circumstances, the Master Fund invests a significant portion of its assets outside the United States. The Master Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Currency risk
●	Equity securities risk
●	European investment risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment strategy risk
●	Investment style risk
●	Issuer risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Small-capitalization investing risk
850

●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	China and India country specific risk
●	Convertible securities risk
●	Counterparty risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Government regulatory risk
●	Leverage risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

851

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.70%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.76%

Feeder Fund
Class A
Management Fee	1.35%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.81%

Feeder Fund
Class I
Management Fee	1.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.51%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.65% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.50% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

852

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Michael Beckwith is a Vice President of Capital Research Global Investors, and has been an investment professional for 18 years in total; 1 year with CRMC or its affiliates.

Bradford F. Freer is a Partner of Capital Research Global Investors and has been an investment professional for 28 years in total, 26 years with CRMC or its affiliates.

Claudia P. Huntington is a Partner of Capital Research Global Investors and has been an investment professional for 47 years in total; 45 years with CRMC or its affiliates.

Harold H. La is a Partner of Capital Research Global Investors and has been an investment professional for 22 years in total; 21 years with CRMC or its affiliates.

Aidan O’Connell is a Partner of Capital Research Global Investors and has been an investment professional for 22 years in total; 16 years with CRMC or its affiliates.

Gregory W. Wendt is a Partner of Capital Research Global Investors and has been an investment professional for 33 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

853

JNL/American Funds® Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund ("Feeder Fund") is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States. The Master Fund expects to be invested in numerous countries (no fewer than three countries). Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	European investment risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Issuer risk
●	Large-capitalization investing risk
854

●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	China and India country specific risk
●	Counterparty risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Financial services risk
●	Government regulatory risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Mid-capitalization and small-capitalization investing risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Small-capitalization investing risk
●	Temporary defensive positions and large cash positions risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

855

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.52%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.57%

Feeder Fund
Class A
Management Fee	1.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.62%

Feeder Fund
Class I
Management Fee	1.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.32%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

856

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 1.17% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.50% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Patrice Collette is a Partner of Capital World Investors and has been an investment professional for 26 years in total; 20 years with CRMC or its affiliates.

Paul Flynn is a Partner of Capital World Investors and has been an investment professional for 24 years in total; 22 years with CRMC or its affiliates.

Jonathan Knowles is a Partner of Capital World Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

857

JNL/American Funds Growth-Income Fund

Class A

Class I

Investment Objective. The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”).

Principal Investment Strategies. The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.” The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Growth-Income Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including those located in emerging market countries. Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss. Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Currency risk
●	Equity securities risk
858

●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Issuer risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Government regulatory risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

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The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.26%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.30%

Feeder Fund
Class A
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.25%

Feeder Fund
Class I
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.95%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.55% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.30% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

860

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Donald D. O’Neal is a Partner of Capital International Investors and has been an investment professional for 35 years, all with CRMC or its affiliates.

Keiko McKibben is a Partner of Capital Research Global Investors and has been an investment professional for 26 years in total; 22 years with CRMC or its affiliates.

Dylan Yolles is a Partner of Capital International Investors and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

J. Blair Frank is a Partner of Capital Research Global Investors and has been an investment professional for 27 years in total; 26 years with CRMC or its affiliates.

Claudia P. Huntington is a Partner of Capital Research Global Investors and has been an investment professional for 47 years in total; 45 years with CRMC or its affiliates.

William L. Robbins is a Partner of Capital International Investors and has been an investment professional for 28 years in total; 25 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

861

JNL/American Funds® Growth Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks, and convertible bonds.

The Master Fund is designed for investors seeking capital appreciate through investments in stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies, and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s losses in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Issuer risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk
862

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Financial services risk
●	Government regulatory risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

863

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.32%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.36%

Feeder Fund
Class A
Management Fee	0.97%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.41%

Feeder Fund
Class I
Management Fee	0.97%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.11%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.97% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

864

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Paul Benjamin is a Partner of Capital World Investors, and has been an investment professional for 21 years in total; 15 years with CRMC or its affiliates.

Mark L. Casey is a Partner of Capital International Investors and has been an investment professional for 20 years, all with CRMC or its affiliates.

Michael T. Kerr is a Partner of Capital International Investors and has been an investment professional for 37 years in total, 35 years with CRMC or its affiliates.

Andraz Razen is a Partner of Capital World Investors and has been an investment professional for 22 years in total, 16 years with CRMC or its affiliates.

Anne-Marie Peterson is a Partner of Capital World Investors and has been an investment professional for 26 years in total, 15 years with CRMC or its affiliates.

Alan J. Wilson is a Partner of Capital World Investors and has been an investment professional for 35 years in total, 29 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/American Funds International Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - International FundSM (“Master Fund”).

Principal Investment Strategies. The JNL/American Funds International Fund invests primarily in the Class 1 shares of the “Master Fund.” The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the Master Fund’s investment adviser believes have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
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●	Company risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	European investment risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment strategy risk
●	Investment style risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	China and India country specific risk
●	Counterparty risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Government regulatory risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Mid-capitalization and small-capitalization investing risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Small-capitalization investing risk
●	Temporary defensive positions and large cash positions risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

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The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.49%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.55%

Feeder Fund
Class A
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.68%

Feeder Fund
Class I
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.38%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

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JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.73% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.50% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions -Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Sung Lee is a Partner of Capital Research Global Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

Renaud H. Samyn is a Partner of Capital Research Global Investors and has been an investment professional for 19 years in total; all with CRMC or its affiliates.

Alfonso Barroso is a Partner of Capital Research Global Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

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Jesper Lyckeus is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; 24 years with CRMC or its affiliates.

Christopher Thomsen is a Partner of Capital Research Global Investors and has been an investment professional for 23 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/American Funds New World Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).

Principal Investment Strategies. The JNL/American Funds New World Fund invests primarily in Class 1 shares of the “Master Fund.” The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.” The Master Fund is designed for investors seeking capital appreciation. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the Master Fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in developing countries not on the investment adviser’s list of qualified developing countries.

In determining whether a country is qualified, the Master Fund’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

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Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by CRMC or its affiliates ("Central Funds"). Shares of Central Funds are not offered to the public and are only purchased by CRMC and its affiliates and other funds, investment vehicles and accounts managed by CRMC and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Credit risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	European investment risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investment strategy risk
●	Investment style risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Portfolio turnover risk
●	Securities lending risk
●	Small-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	China and India country specific risk
●	Convertible securities risk
●	Counterparty risk
●	Custody risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Government regulatory risk
●	Issuer risk
●	Large-capitalization investing risk
●	Leverage risk
●	Mid-capitalization investing risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Russia investment risk
●	Sector risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

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The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.52%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.59%

Feeder Fund
Class A
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	2.11%

Feeder Fund
Class I
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.81%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.94% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.65% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

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JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions -Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Carl M. Kawaja is a Partner of Capital World Investors and has been an investment professional for 33 years in total; 29 years with CRMC or its affiliates.

Wahid Butt is a Partner of Capital Research Global Investors and has been an investment professional for 28 years in total; 16 years with CRMC or its affiliates.

Bradford F. Freer is a Partner of Capital Research Global Investors and has been an investment professional for 28 years in total, 26 years with CRMC or its affiliates.

Nicholas J. Grace is a Partner of Capital Research Global Investors and has been an investment professional for 30 years in total, 26 years with CRMC or its affiliates.

Jonathan Knowles is a Partner of Capital World Investors, and has been an investment professional for 28 years in total; all with CRMC or its affiliates.

Winnie Kwan is a Partner of Capital Research Global Investors and has been an investment professional for 24 years in total; 20 years with CRMC or its affiliates.

Robert W. Lovelace is a Partner of Capital International Investors and has been an investment professional for 35 years, all with CRMC or its affiliates.

Kirstie Spence is a Partner of Capital Fixed Income Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

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Tomonori Tani is a Partner of Capital World Investors and has been an investment professional for 22 years in total; 16 years with CRMC or its affiliates.

Lisa Thompson is a Partner of Capital International Investors and has been an investment professional for 32 years in total; 26 years with CRMC or its affiliates.

Christopher Thomsen is a Partner of Capital Research Global Investors and has been an investment professional for 23 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL Multi-Manager Alternative Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investment managers (“Sub-Advisers”) sometimes referred to as “sleeves.” Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers, as described in the “Management of the Trust” section in this Prospectus. JNAM is also responsible for selecting the Fund’s alternative investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Equity Long/Short Strategies

●	FPA pursues a contrarian value strategy that seeks to identify absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long-term objective of achieving equity-like rates of return with less risk than the market. Being contrarian in nature means the management team focuses on out-of-favor companies, does not pay close attention to benchmark weightings and is willing to hold meaningful amounts of cash for prolonged periods if opportunities for investment do not present themselves. FPA seeks “value” in companies whose securities are trading at a substantial discount to FPA’s estimate of their intrinsic value. Investments typically include common and preferred stock, convertible securities, corporate and high yield bonds, as well as government debt. In addition, FPA may sell securities short. The resulting gross exposure of the portfolio will tend to be in the range of 50%-80% and net market exposure will tend to be in the range of 45%-80%.

●	Boston Partners pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity-like characteristics designed to provide exposure to emerging markets. Securities are selected by the Boston Partners using its “three circles” approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. Boston Partners examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return-on equity and earnings growth and cash flow.

Under normal circumstances, Boston Partners expects that the Fund’s long positions will not exceed approximately 50% of the Fund’s net assets with a typical range of 30% to 70% net long. The Fund’s long and short positions may involve (without limit) equity securities of non-U.S. issuers that are traded in the markets of the United States.

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows Boston Partners to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

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The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Currently, only the sleeve of the Fund managed by Boston Partners is used for investments in the Subsidiary. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Boston Partners expects to invest the Fund’s assets in the Subsidiary in order to gain exposure to futures contracts traded on the Indian stock exchange. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and nonfundamental investment restrictions, will comply with the 1940 Act custody and affiliated transaction requirements, and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Boston Partners sleeve. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

●	Loomis Sayles invests in equity securities of companies of any market capitalization. While the majority of investments will be long, there may be opportunities where the strategy holds short investments. Under normal market conditions, the strategy will maintain long and short investments in the equity securities. As a substitute for short investments, the strategy may utilize market hedging strategies consisting of short exposures to indices, sectors or other securities or assets. Loomis Sayles may also use long or short total return swaps for either hedging purposes or investment purposes as part of its investment strategy.

Loomis Sayles follows a well-defined buy and sell discipline in constructing and managing the strategy’s portfolio. For long positions, Loomis Sayles looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they sell at a significant discount to estimates of intrinsic value. Shorting will be done only when secular and/or opportunistic shorts are presented. Loomis Sayles looks to short the stock of those companies with structurally deficient business models when the market price is well above intrinsic value and/or of companies where the market price embeds high expectations relative to long-term intrinsic value. Loomis Sayles will consider selling or covering a portfolio investment when they believe an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis Sayles deems appropriate.

Event Driven and Merger Arbitrage Strategy

●	Westchester Capital Management, LLC (“Westchester”) employs a merger arbitrage strategy (“Merger Arbitrage Strategy”) that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.
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Relative Value Strategies

●	BlueBay invests predominantly in below investment grade fixed-income securities worldwide, with a strong bias towards North America and European issuers. The strategy aims to allocate flexibly between bonds and loans, while tactically hedging various credit, interest rate, and currency risks. BlueBay aims to achieve the targeted return by employing a rigorous investment process, driven by high quality proprietary research emphasizing capital preservation, while operating within a practical framework of risk controls.
●	DoubleLine employs an opportunistic income strategy by allocating investments to fixed-income instruments and other investments with no limit on the duration of the strategy. DoubleLine may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; REIT debt securities; and mortgage-related securities. When investing in mortgage-related securities, DoubleLine may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; CMOs issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; CMBS; obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; “interest only” and “principal only” stripped mortgage securities; inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

DoubleLine operates under the cardinal mandate of delivering superior risk-adjusted fixed income returns. DoubleLine seeks to deliver positive absolute returns in excess of an appropriate aggregate fixed-income index with portfolio volatility that is similar to U.S. long-term treasury securities. Investment ideas employed by DoubleLine must offer an asymmetric, positively skewed risk-reward profile. As a result, a great deal of DoubleLine’s analysis seeks to identify fixed-income securities that they believe offer greater potential payoff than potential loss under multiple scenarios. Ultimately, a combination of risk management, asset allocation and security selection forms DoubleLine’s investment process. There can be no assurance that the strategy will achieve its investment objective.

The strategy is constructed with the intent to outperform under a range of future outcomes. DoubleLine’s risk integration process seeks to combine assets that will perform differently in different scenarios so that the overall portfolio generates acceptable performance. This process includes balancing the strength of cash flows from certain asset classes against various potential economic or market risks.

●	Lazard invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Utilizing both quantitative and fundamental analysis to determine the best portfolio candidates, Lazard’s Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. The strategy also will use derivatives and other securities, such as index or sector ETFs to seek to minimize market and interest rate risk. Lazard may use over-the-counter total return swaps as part of its investment strategy.

Global Macro Strategy

●	Western Asset focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

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JNAM and the Sub-Advisers will implement the various alternative investment strategies by taking long and/or short positions in a broad range of asset classes, such as equity securities, fixed-income, derivatives, other investment companies, currency- and commodity-related instruments and structured products. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile. In addition, we will also consider whether a particular market environment or more or less conducive to the underlying strategy. The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged. The Fund may invest in corporate loans.

The Fund may invest in securities and other financial instruments of companies of any market capitalization.

The Fund (all sleeves collectively) may invest up to 15% of its assets in illiquid investments. The Fund considers investments in private equity securities and hedge funds as illiquid investments.

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock. Additionally, from time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

With respect to the Fund’s fixed-income investments, the Fund may invest in a variety of instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund may also invest in exchange traded notes (“ETNs”). The average portfolio duration of the fixed-income portion of the Fund will vary based on the Sub-Advisers’ and JNAM’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The Fund may invest in other pooled investment vehicles, including other investment companies, European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”). A private investment fund is a type of financial investment company that is generally exempt from federal securities regulations and laws and has either less than 100 investors or where its member investors have substantial funds invested elsewhere. Unless otherwise indicated, references to the Fund’s investments and related risk factors in this prospectus and the Statement of Additional Information (“SAI”) include investments by any underlying mutual funds, or other pooled investment vehicles in which the Fund may invest.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment style risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Event driven and special situations risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Convertible securities risk
●	Allocation risk
●	Subsidiary risk
●	Foreign regulatory risk
●	Portfolio turnover risk
●	LIBOR replacement risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Investing Through the Bond Connect Program. The Fund may invest in bonds traded on the China Interbank Bond Market CIBM through the China – Hong Kong Bond Connect program (“Bond Connect”) that are regulated by both Hong Kong and China. These bonds involve a high degree of risk and special considerations not typically associated with investing in other more established markets. The Fund will not be able to buy or sell securities through Bond Connect when either the Chinese and Hong Kong markets are closed for trading, and the Chinese and/or Hong Kong markets may be closed for trading for extended periods of time because of local holidays. In addition, the Fund and/or securities offered through Bond Connect may lose their eligibility for trading through the program at any time, which includes by actions taken by regulators in Hong Kong or China. This could adversely affect the Fund’s net asset value and its ability to trade through Bond Connect, particularly during periods of heightened volatility or market disruptions.

The operational aspects, including the trading and settlement bonds, of Bond Connect may change over time. It currently operates under a recordkeeping system that presents a number of risks including settlement delays, custody, defaults by counterparties and a limited ability to enforce rights. It may be more difficult, or impossible, to obtain and/or enforce a judgment. The regulatory and legal framework of Bond Connect is less extensive and still developing. Trading through Bond Connect may subject the Fund to various taxes, some of which are currently uncertain.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

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William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Alternative Fund are:

BlueBay is a U.K. limited liability partnership and a wholly owned subsidiary of Royal Bank of Canada (“RBC”) and part of the RBC Asset Management division, RBC Global Asset Management, group of companies. BlueBay was established in 2001 as a specialist manager of fixed-income products, offering clients a diverse range of investment strategies of different return/risk profiles, in order to cater to a variety of investor-specific return/risk appetites. More specifically, BlueBay manages a wide range of long-only, alternative, specialist fixed-income portfolios for both funds and separate accounts that focus on four sub-asset classes of fixed-income: convertible bonds, high yield/distressed debt, global emerging market debt and investment grade debt. BlueBay seeks to provide asset management services characterized by a belief in the value of active management, a strong investment process, a focus on capital preservation and the generation of attractive risk-adjusted returns for all its investment strategies. BlueBay is located at 77 Grosvenor Street, W1K 3JR London, United Kingdom and has been registered with the SEC as an investment advisor since 2002, and is authorized and regulated by the UK Financial Conduct Authority. BlueBay had 33 partners and 404 employees, and had $60.9 billion in assets under management, as of December 31, 2019.

The following individuals are primarily responsible for the day-to-day management of the BlueBay strategy of the Fund’s portfolio:

Justin Jewell, Partner, Co-Head of Global Levered Finance, Senior Portfolio Manager, joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over 14 years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Mr. Jewell worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. He holds a BSc in Economics from the London School of Economics and Political Science.).

Tim Leary, Portfolio Manager, joined BlueBay in January 2012 as Head of Trading - North America within the Global Leveraged Finance Group. Mr. Leary was promoted to his current role in January 2017. Prior to BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before joining RBS, Mr. Leary spent three years as an analyst on the leveraged loan trading desk at Bear, Stearns & Co. He holds a BS in Business Administration with Finance concentration from Fordham University.

FPA is located in Los Angeles, California. FPA is independently owned with 31 investment professionals and 89 employees in total. Currently, FPA manages approximately $29 billion across six equity strategies and two fixed-income strategies. FPA’s equity and fixed-income styles are linked by a common fundamental value orientation. FPA’s goal is to provide a consistent, risk-averse and disciplined approach to long-term investing in individual securities with the objective of achieving superior long-term total returns for client portfolios while maintaining a focus on capital preservation.

The following individuals are primarily responsible for the day-to-day management of the FPA strategy of the Fund’s portfolio:

Mark Landecker, CFA, Partner, joined FPA in 2009. He serves as Portfolio Manager for the FPA Crescent Fund. Prior to joining FPA, Mr. Landecker served as Portfolio Manager at both Kinney Asset Management and Arrow Investments, Inc., and as associate at TD Capital and PricewaterhouseCoopers. Mr. Landecker earned a BBA (with honors) from the Schulich School of Business, York University, Toronto, Canada.

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Steven Romick, CFA, Managing Partner, joined FPA in 1996. He serves as Portfolio Manager of the FPA Contrarian Value Strategy. Prior to joining FPA, Mr. Romick was Chairman of Crescent Management and a consulting security analyst for Kaplan, Nathan & Co. Mr. Romick earned a Bachelor’s degree in Education from Northwestern University.

Brian A. Selmo, CFA, Partner, joined FPA in 2008. He serves as Portfolio Manager for the FPA Crescent Fund and Director of Research for the FPA Contrarian Value Strategy. Prior to joining FPA, Mr. Selmo was founder and managing member of Eagle Lake Capital, LLC, and Portfolio Manager of its predecessor. Previously, Mr. Selmo was an analyst at Third Avenue Management and Rothschild, Inc. Mr. Selmo earned a Bachelor's degree in Economics (with honors) from The Johns Hopkins University, where he graduated Phi Beta Kappa.

Boston Partners Global Investors, Inc. (“Boston Partners”), located at 60 E 42nd Street, Suite 1550, New York, New York 10165, and is an indirect wholly owned subsidiary of ORIX Corporation of Japan. Boston Partners provides investment management and investment advisory services to other institutional and proprietary accounts. As of December 31, 2019, Boston Partners managed approximately $89.4 billion in assets.

The following individuals are primarily responsible for the day-to-day management of the Boston Partner’s strategy of the Fund’s portfolio:

Joseph F. Feeney, Jr. is Chief Executive Officer and Chief Investment Officer for Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was director of research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst® designation and is past President of the Fixed Income Management Society of Boston. He has 34 years of investment experience.

Paul Korngiebel, CFA, is a portfolio manager on all Boston Partners Emerging Markets strategies, including Boston Partners Emerging Markets Equity and Emerging Markets Long/Short Equity. He also serves as a supporting member of the greater Global Equity team, providing input on idea generation for various international and global portfolios. Mr. Korngiebel joined the firm from Deccan Value Advisors, which he co-founded, and prior to that he worked at Brandes Investment Partners. Both firms are dedicated to global value investing. Mr. Korngiebel holds a B.A. from Bowdoin (Phi Beta Kappa), M.A. degrees from Harvard and St. Johns College, and an M.B.A. degree from Northwestern (Beta Gamma Sigma). He holds the Chartered Financial Analyst® designation and has nineteen years of investment experience.

DoubleLine Capital LP (“DoubleLine”), located 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, DoubleLine had approximately $148.7 billion in assets under management.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

Lazard, is located at 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The following individuals are primarily responsible for the day-to-day management of the Lazard strategy of the Fund’s portfolio:

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Sean H. Reynolds, Managing Director, Portfolio Manager/Analyst, is a Portfolio Manager/Analyst for all capital structure and convertibles-based strategies. Prior to joining Lazard in 2007, Mr. Reynolds was a portfolio manager for convertible arbitrage strategies at SAC Capital Management from April 2003 to August 2006 and, subsequent to this, senior portfolio manager at Sailfish Capital Partners' G2 Multistrategy Fund. Previously he was a convertible arbitrage portfolio manager at the Clinton Group, Inc. From 1997 to 2002, Mr. Reynolds was a managing director and Head of Convertibles Sales (US) at Deutsche Bank Securities, including a period as an executive member of the North American Management Committee, Deutsche Bank Equities. Prior to 1997, Mr. Reynolds was responsible for global convertible securities sales at UBS Securities and domestic convertibles at Merrill Lynch. He has been in the investment industry since 1993. Mr. Reynolds has an MBA from the Wharton School of the University of Pennsylvania and a BA in Math and BAI (BSc) in Engineering from Trinity College Dublin.

Frank Bianco is a Portfolio Manager/Analyst for all capital structure and convertibles-based strategies. He began working in the investment field in 1991. Prior to joining Lazard in 2009, Mr. Bianco was a Portfolio Manager and Head of Credit Research at Argent Funds Group LLC, where he oversaw domestic and international convertible bond, high yield and equity derivative portfolios. Prior to that, Mr. Bianco was a senior research analyst at McMahan Securities Co. L.P., covering the Biotechnology and Healthcare sectors. Previously, he was a senior research analyst in the Credit Risk Management division of the Federal Reserve Bank of New York. Mr. Bianco started his career as a credit analyst at American International Group. Frank has a BA in Economics from Ohio Wesleyan University. He is a member of the New York Society of Security Analysts (NYSSA). Frank is a CFA® charterholder.

Loomis Sayles is located at One Financial Center Boston, Massachusetts 02111. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is registered as an investment adviser under the Investment Advisers Act. Loomis Sayles has managed client assets for more than 75 years and, as of December 31, 2019, managed approximately $297.2 billion in domestic and global fixed income and equity assets.

The following individual is primarily responsible for the day-to-day management of the Loomis Sayles strategy of the Fund’s portfolio:

Aziz V. Hamzaogullari, CFA is the chief investment officer and founder of the Growth Equity Strategies Team and Loomis Sayles. He is the portfolio manager of the Loomis Sayles large cap, global and all cap growth strategies, including the Loomis Sayles Growth and Global Growth mutual funds and products outside the US, as well as the Skorum Long/Short Equity Fund. Mr. Hamzaogullari is also an executive vice president and a member of Loomis Sayles' Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Mr. Hamzaogullari was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 26 years of investment industry experience. He earned a BS from Bilkent University, Turkey, and an MBA from George Washington University. He is also a member of CFA Society Boston.

Westchester Capital Management, LLC (“Westchester”), 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 2010. Westchester and its affiliate have approximately $4.0 billion in assets under management as of December 31, 2019. Westchester and its affiliate manage merger-arbitrage programs and other investment strategies similar to the Fund’s investment strategies for other institutional investors, including other registered open-end investment companies.

The following individuals are primarily responsible for the day-to-day management of the Westchester strategy of the Fund’s portfolio:

Mr. Roy D. Behren and Mr. Michael T. Shannon are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Behren has served as Co-President of Westchester since 2011, served as a research analyst for Westchester Capital Management, Inc. (Westchester’s predecessor adviser) from 1994 until 2010 and as the Chief Compliance Officer of Westchester Capital Management, Inc. from 2004 until June 2010.

Mr. Shannon has served as Co-President of Westchester since 2011, and served as Westchester Capital Management Inc.’s Director of Research from May 1996 until April 2005. From April 2005 to April 2006, Mr. Shannon was Senior Vice President in charge of the Special Situations and Mergers Group of D.E. Shaw & Co. Mr. Shannon returned to Westchester in May 2006 as a research analyst and portfolio strategist.

Western Asset was established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset and its supervised affiliates were approximately $460 billion as of December 31, 2019. Western Asset’s address is 385 East Colorado Boulevard, Pasadena, California 91101.

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On February 18, 2020, Franklin Resources, Inc. (“Franklin”) and Legg Mason announced that they had entered into an agreement under which Franklin would acquire Legg Mason and its affiliates, including Western Asset. The transaction is expected to close in the third quarter of 2020 and is subject to customary closing conditions. Upon completion of the transaction Western Asset would become a wholly owned subsidiary of Franklin.

The Western Asset strategy is managed by a broad team of investment professionals. Senior members of the portfolio management team are responsible for the development of investment strategy and oversight for the Western Asset strategy and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Western Asset strategy are S. Kenneth Leech (Chief Investment Officer) and Prashant Chandran (Portfolio Manager). Each of Messrs. Leech and Chandran has been employed by Western Asset as an investment professional for at least the past five years and has been part of the portfolio management team for the Western Asset strategy since its inception in 2015.

Ken Leech joined Western Asset in 1990 as Director of Portfolio Management. In this position, he oversaw interest rate strategy and led the Long Duration effort. In 1998, he was named CIO and spearheaded the performance and product development efforts that helped underpin Western Asset’s global growth and success. After taking medical leave for much of 2008, Mr. Leech resumed investment duties in early 2009 and was named Chairman of the Global Strategy Committee. In this position, he directed the global portfolio management and the macro-strategy alternative efforts. In 2013, he became Co-CIO as part of the transition process before fully resuming the CIO role in April 2014.

Prior to joining Western Asset, Mr. Leech spent much of his career focusing on proprietary trading, most recently with Greenwich Capital (1988–1990) and the First Boston Corporation (1980–1988). In his four years at the University of Pennsylvania’s Wharton School, he obtained three degrees while graduating summa cum laude.

Mr. Prashant Chandran returned to Western Asset as a Portfolio Manager in 2007 after working at Tahoma Capital. In 2005, Mr. Chandran was a Research Analyst for Western Asset and for over five years was Director of Capital Markets at Microsoft Corporation.

Mr. Chandran graduated from the Indian Institute of Technology Bombay. He has an MS from the University of Toledo and an MBA from the University of Chicago’s Graduate School of Business. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL Multi-Manager Emerging Markets Equity Fund

(formerly, JNL/Lazard Emerging Markets Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, "T. Rowe Price") constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets.

T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

In selecting investments, T. Rowe Price generally favors companies with one or more of the following characteristics:

●	under-owned and under-researched by mainstream investors;
●	low valuation relative to a company’s fundamentals;
●	companies that may benefit from restructuring activity or other turnaround opportunities;
●	a sound balance sheet and other positive financial characteristics;
●	strong or improving position in an overlooked industry or country; and
●	above-average dividend yield and/or the potential to grow dividends.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries.

WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. WCM’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities. Although the Fund may invest in any size companies, it generally invests in large capitalization established multinational companies. WCM considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. WCM generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

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Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)).

Wellington Management may also invest in other permissible investments, such as real estate securities, convertible bonds, preferred stock, rights, warrants, exchange-traded funds, as well as debt securities, cash and cash equivalents, and derivative instruments which may be used for investment purposes and for efficient portfolio management including hedging against risk.

Wellington Management uses a bottom-up stock selection approach based on the fundamental research of its global industry analysts. Wellington Management will seek to develop a portfolio that is generally diversified across issuers, countries, industries, and style. Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management will generally invest in companies above $2 billion in market capitalization.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase for the investment strategy, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, KAR primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs/GDRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

KAR uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, KAR researches and analyzes that company's strength of management, its relative competitive position in the industry and its financial structure.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The Fund may invest in participatory notes.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

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The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Company risk
●	Foreign securities risk
●	Currency risk
●	Managed portfolio risk
●	Accounting risk
●	Banking industry investment risk
●	Concentration risk
●	Foreign regulatory risk
●	Government regulatory risk
●	Depositary receipts risk
●	Stock risk
●	Participation note risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Issuer risk
●	Small-capitalization investing risk
●	Mid-capitalization and small-capitalization investing risk
●	China and India country specific risk
●	Asia ex-Japan concentration risk
●	Asian investment risk
●	European investment risk
●	Consumer discretionary risk
●	Information technology sector risk
●	Investing through Stock Connect risk
●	Investments in IPOs risk
●	Russia investment risk
●	Frontier market countries risk
●	Financial services risk
●	Micro-capitalization investing risk
●	Custody risk
●	Cybersecurity risk
●	Derivatives risk
●	Investment strategy risk
●	Investment style risk
●	Market risk
●	Portfolio turnover risk
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●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Emerging Markets Equity Fund are:

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2019, KAR had approximately $33 billion in assets under management.

Hyung Kim is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Kim has primary research responsibilities for the Emerging Markets and International Small Cap strategies at KAR. Mr. Kim has approximately 15 years of research experience. Before joining KAR in 2017, Mr. Kim worked as an International Equity Analyst for Advisory Research Inc. for seven years and as a Portfolio Manager on their Global Value strategy. Prior to joining Advisory Research, Mr. Kim worked as a research analyst at Coghill Capital Management and in corporate banking at HSBC and Woori Bank in Seoul, Korea. He also worked as an equity research intern at CLSA in Seoul. Mr. Kim earned a B.A. in German with a minor in Economics from Hankuk University of Foreign Studies in Seoul, Korea, and an M.B.A. in accounting and finance from the University of Chicago Booth School of Business. He is fluent in Korean and German.

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Craig Thrasher, CFA, is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Thrasher has primary research responsibilities for the International and Emerging Markets Small Cap strategies at KAR. Before joining KAR in 2008, Mr. Thrasher worked at Kirr, Marbach & Company as an Equity Analyst and at Wedbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience. Mr. Thrasher earned a B.S. in Business and Public Administration, concentration in Finance, from the University of Arizona, and an M.B.A. from the University of Chicago, Graduate School of Business. Mr. Thrasher is a Chartered Financial Analyst charterholder.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Sub-Sub-Adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the Fund is T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), located at 6/F Chater House 8 Connaught Place, Central Hong Kong. T. Rowe Price Hong Kong, a wholly owned subsidiary of T. Rowe Price, was organized as a Hong Kong limited company in 2010. T. Rowe Price Hong Kong is compensated by T. Rowe Price at no additional expense to the Fund.

Ernest Yeung, Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Hong Kong Limited, is a portfolio manager for the Emerging Markets Discovery Equity Strategy at T. Rowe Price. He was the co-portfolio manager for the International Small-Cap Equity Strategies from 2009 to 2014. Prior to joining T. Rowe Price in 2003, Mr. Yeung was an analyst with HSBC Asset Management in London. Mr. Yeung earned an M.A., with honours, in economics from Cambridge University. He also has earned the Chartered Financial Analyst designation and the Investment Management Certificate.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, WCM had approximately $49 billion in assets under management.

The portfolio managers responsible for management of the WCM Focused Emerging Markets Strategy of the Fund are Sanjay Ayer, Peter J. Hunkel, Gregory S. Ise, Mike Tian, and Michael Trigg.

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

Peter J. Hunkel is Portfolio Manager and Business Analyst. Mr. Hunkel joined WCM in 2007. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Gregory S. Ise, CFA is Portfolio Manager and Business Analyst. Mr. Ise joined WCM in 2014. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management (“RIM”) from 2012 to 2014, where he helped launch the firm’s first international small cap open-end mutual fund. Prior to RIM, he was a Vice President and Analyst at Allianz Global Investors from 2006 to 2011, where he contributed to the global and international small cap open-end mutual funds.

Mike Tian, CFA, is Portfolio Manager and Business Analyst. Mr. Tian joined WCM in 2012. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Since the start of his investment career in 2006, Mr. Tian’s experience includes a position as Senior Equity Analyst and Equity Strategist at Morningstar, Inc. in Chicago. While there, he also managed the Morningstar Opportunistic Investor, a portfolio and newsletter focusing on special situations and growth companies, and additionally played an instrumental role in the development of Morningstar’s economic moat trend methodology. Mr. Tian earned his B.S. in Finance from the University of Illinois at Urbana-Champaign and is also a CFA® charterholder.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Since he began his investment career in 200, Mr. Trigg’s experience includes a position as equity analyst at Morningstar, Inc. in Chicago where, in addition to general equity analysis, he managed their Model Growth Portfolio.

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Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2019, Wellington Management had investment management authority with respect to approximately $1.15 trillion in assets.

Mary L. Pryshlak, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Ms. Pryshlak joined Wellington Management as an investment professional in 2004.

Jonathan G. White, CFA, Managing Director and Director, Research Portfolios of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Mr. White joined Wellington Management as an investment professional in 1999.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL Multi-Manager International Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Both Sub-Advisers generally provide day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

WCM International Small Cap Growth Strategy

●	WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morgan Stanley Capital Index (“MSCI”) ACWI ex U.S. Small Cap Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

WCM uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in revenue and earnings. WCM’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; little or no debt; and attractive relative valuations. In selecting securities, WCM also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk specific to an issuer’s country of domicile.

Causeway International Small Cap Strategy

●	Causeway Capital Management LLC (“Causeway”) constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S. Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2019, the Index included companies with market capitalizations of up to $9.2 billion and included companies in both developed and emerging markets outside the U.S. Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Strategy at the Sub-Adviser’s discretion.

Causeway uses a quantitative investment approach to purchase and sell investments for its sleeve of the Fund. To select securities, Causeway’s proprietary computer model analyzes “stock-specific” factors relating to valuation, earnings growth, technical indicators, and quality, and “top-down” factors relating to macroeconomics and country. Currently, the valuation factor category receives the highest overall weight in the model and stock-specific factors comprise approximately 90% of the score for a company. For each stock, the relative weight assigned to each stock-specific factor differs depending on its classification (for example, value, growth, momentum, capitalization or other classifications). The relative weights of these stock-specific factors are sometimes referred to as “contextual weights.” Factors and their weightings may change over time as the model is revised and updated, or if the classification of a stock changes. In addition to its quantitative research, the Causeway’s fundamental research analysts review the quantitative outputs to attempt to identify and address special issues, such as significant corporate actions or management changes, which are difficult to detect quantitatively.

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Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated or organized under the laws of, has its headquarters or its principal offices in, or has its stock exchange listing or securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or securities principally traded in that country.

The Fund generally will invest in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries. The Fund may make significant investments in certain sectors or group of sectors from time to time.

The Fund’s equity investments include common stock and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs,” “EDRs,” “CDRs”, and “GDRs,” respectively), and other similar securities. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

JNAM may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns or to hedge and to manage the Fund’s cash and short-term instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment style risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Allocation risk
●	Depositary receipts risk
●	Foreign regulatory risk
●	Frontier market countries risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk

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●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager International Small Cap Fund are:

Causeway Capital Management LLC (“Causeway”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025.

The portfolio managers responsible for management of the Causeway International Small Cap Strategy of the Fund are Arjun Jayaraman, MacDuff Kuhnert, and Joe Gubler.

Arjun Jayaraman, PhD, CFA, is head of the quantitative research group at the Causeway. He has been a portfolio manager at the Causeway since January 2006. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-U.S. large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam’s traditional non-U.S. strategies. Dr. Jayaraman has a BA in Economics from Columbia University, a PhD from New York University (Stern School of Business) and is a CFA charterholder.

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MacDuff Kuhnert, CFA, is a director of the Causeway and performs quantitative research. He joined the Causeway in July 2001. His responsibilities include product development, asset allocation, risk management, and the design and implementation of proprietary valuation models and other quantitative tools. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process. Mr. Kuhnert has a BA in Chemistry from Dartmouth College. He is a CFA charterholder and member of the Los Angeles Society of Financial Analysts and the Los Angeles Quantitative Investment Association.

Joe Gubler, CFA, is a director of the Causeway and performs quantitative research. He joined the Causeway in April 2005. From 2002 to April 2005, Mr. Gubler worked as Director of Engineering for the MonsterTRAK division of Monster.com. He was responsible for a cross functional team that developed, enhanced, and maintained the software that powers the monstertrak.com website. From 1999 to 2002, Mr. Gubler developed database-enabled web applications for a wide range of companies, including the National Academy of Recording Arts and Sciences, the Recording Industry Association of America, Disney, NameSafe.com, and Array Networks. While studying astrophysics at UC San Diego, Mr. Gubler worked as a Graduate Research Assistant in the Jet Propulsion Laboratory’s stellar interferometry group. Mr. Gubler has a BS, cum laude, in Physics from UC Irvine, an MS in Physics from UC San Diego, and an MBA from the UCLA Anderson Graduate School of Management. He is a CFA charterholder.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, WCM had approximately $49 billion in assets under management.

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

Gregory S. Ise, CFA is Portfolio Manager and Business Analyst. Mr. Ise joined WCM in 2014. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management (“RIM”) from 2012 to 2014, where he helped launch the firm’s first international small cap open-end mutual fund. Prior to RIM, he was a Vice President and Analyst at Allianz Global Investors from 2006 to 2011, where he contributed to the global and international small cap open-end mutual funds.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

895

JNL Multi-Manager Mid Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC (“Champlain”) invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Champlain Mid Cap Strategy invests in securities of medium-sized companies. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion or is a constituent of the Russell Mid Cap or S&P 400 Indices at the time of initial purchase. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, Champlain seeks to mitigate company-specific risk by limiting position sizes to 5% of the Champlain Mid Cap Strategy's total assets at market value. Champlain may sell a security when it reaches the estimate of its fair value or when information about a security invalidates Champlain’s basis for making the investment. Champlain may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Champlain Mid Cap Strategy’s sector weight rules. The Champlain Mid Cap Strategy is broadly diversified and Champlain seeks to create value primarily through favorable stock selection.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC (“ClearBridge”) invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

The ClearBridge Mid Cap Strategy pursues a disciplined core investment strategy combining in-depth fundamental and quantitative analysis to identify attractive investment candidates. ClearBridge obtains market information about the universe of investment candidates and distills that information to select prospective investments. ClearBridge then establishes market-implied growth and return expectations based on current trading prices and challenges those expectations using their insight and proprietary analysis. In selecting companies, ClearBridge considers:

●	Cash flow generation relative to operating assets and market valuation
●	Earning power relative to operating assets and market valuation
●	Growth prospects relative to company historical growth rates and market expectations
●	Capital allocation discipline
●	Balance sheet strength and dynamics
●	Returns on capital
●	Quality of company management and soundness of strategic plan

While markets are relatively efficient in the long term with economic fundamentals driving asset prices, market inefficiencies often occur, as evidenced by the disproportionate volatility of stock prices relative to publicly available information. ClearBridge believes this disciplined investment process, employing quantitative and fundamental analysis, can help exploit these market inefficiencies.

Nuance Mid Cap Value Strategy

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Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. The Nuance Mid Cap Value Strategy primarily invests in common stocks of companies organized in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Nuance defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Mid Cap Index at the time of initial purchase.

Nuance selects securities for the Nuance Mid Cap Value Strategy by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. Nuance seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to Nuance's view of intrinsic value. Nuance may sell an investment when it achieves or surpasses Nuance’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond Nuance’s expectations.

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, (“Victory Capital”) invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2019, the Russell MidCap® Value Index included companies with approximate market capitalizations between $365.2 million and $43.7 billion. The size of companies in the index changes with market conditions and the composition of the index.

Victory Capital invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified or if the fundamentals of the company deteriorate.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Foreign regulatory risk
●	Portfolio turnover risk
●	Financial services risk
●	Sector risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

897

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Mid Cap Fund are:

Champlain Investment Partners, LLC (“Champlain”) is a registered investment adviser that was formed in 2004 Champlain is an independent, employee-owned asset management firm headquartered in Burlington, Vermont offering both domestic and emerging market investment strategies. As of December 31, 2019, Champlain had over $14.24 billion in assets under management. Champlain’s portion of the Fund’s portfolio is managed by a team of investment professionals led by Scott Brayman, CFA, who is a co-founder of Champlain.

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Mr. Brayman, CFA, has served as Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner of Champlain since September 2004 and has led Champlain’s small and mid cap investment team since such time. Prior to joining Champlain, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. and served as a Portfolio Manager with Sentinel Advisors, Inc. where he was employed from June 1995 to September 2004. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor’s Degree in Business Administration. He earned his Chartered Financial Analyst (CFA) designation in 1995 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 35years of investment experience.

Mr. Bronner, CFA, has been a member of the investment team since April 2010. Prior to joining Champlain, Mr. Bronner was an analyst focusing primarily on the financial services industry at Duff & Phelps Corporation. He was a credit analyst with the commercial lending group at Merchants Bank, a subsidiary of Merchant Bancshares, Inc., before joining Duff & Phelps Corporation. Mr. Bronner graduated magna cum laude from the University of Vermont with a Bachelor of Science in Business Administration. He earned his CFA designation in 2011 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 12 years of investment experience.

Mr. Caligiuri, CFA, joined Champlain in 2008 as an Operations Analyst and moved to the investment team in 2010. His experience includes internships at Sheaffer & Roland Consulting Engineers as a business operations analyst and Sopher Investment Management as a research assistant. Mr. Caligiuri graduated from Saint Michael’s College with a Bachelor of Arts in Philosophy. He earned his CFA designation in 2015 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 11 years of investment experience.

Mr. Farley has been a member of the investment team since August 2014. Prior to joining Champlain, Mr. Farley was a founder and portfolio manager of Kelvingrove Partners, LLC, an investment management firm focused on technology, media, and telecommunications, where he was employed from 2008 to 2013. His investment management career began at Private Capital Management, where he was the managing director of investment research and a portfolio manager. Mr. Farley spent over 10 years as a securities analyst on Wall Street, and held senior investment research and management roles at Morgan Stanley, Donaldson Lufkin & Jenrette, and UBS. He began his career as a market analyst with AT&T. Mr. Farley earned Masters and Bachelor of Arts degrees from the University at Albany, State University of New York. He has more than 26 years of investment experience.

Mr. Hallisey has been a member of the investment team of Champlain since August 2016. Prior to joining Champlain, Mr. Hallisey was a member of Fidelity’s fund manager due diligence team. Mr. Hallisey’s experience includes coverage of the small and mid cap health care sector at BlackRock, Sirios Capital, and John Hancock Funds. Mr. Hallisey graduated from Saint Michael’s College with a Bachelor of Science in Business Administration and earned his MBA from Babson College. He has more than 26 years of investment experience.

ClearBridge Investments, LLC (“ClearBridge”) has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams. As of December 31, 2019, ClearBridge’s total assets under management (including assets under management for ClearBridge, LLC, an affiliate of ClearBridge) were approximately $154.6 billion, including $24.9 billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

The portfolio managers responsible for management of the Portfolio are Brian Angerame and Derek Deutsch, CFA.

Mr. Angerame is a Managing Director and Portfolio Manager of ClearBridge and has 25 years of industry experience. Mr. Angerame joined a predecessor to the sub-adviser in 2000.

Mr. Deutsch, CFA, is a Managing Director and Portfolio Manager of ClearBridge and has 20 years of industry experience. Mr. Deutsch joined a predecessor to the sub-adviser in 1999. Effective June 30, 2020, Mr. Deutsch will no longer serve as a portfolio manager for the Fund.

Effective June 30, 2020, Mr. Matthew Lilling will become a Portfolio Manager for the Fund. Mr. Lilling is a Director and Portfolio Manager of ClearBridge and has 13 years of industry experience. He joined ClearBridge in 2010.

Nuance Investments, LLC (“Nuance”) is located at 4900 Main Street, Suite 220, Kansas City, Missouri 64112. Established in 2008, Nuance is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions. As of December 31, 2019, Nuance had about $3.49 billion in assets under management.

The portfolio managers responsible for management of the Nuance Mid Cap Value Strategy are Scott A. Moore, Chad Baumler, and Darren Schryer.

Scott A. Moore, CFA, is President and Co-Chief Investment Officer of Nuance. He is the co-portfolio manager responsible for the day-to-day management of Nuance's Mid Cap Value Strategy. Mr. Moore has managed Nuance's Mid Cap Value Strategy since its inception in November 2008.

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Chad Baumler, CFA, is Vice President and Co-Chief Investment Officer at Nuance. He is the co-portfolio manager responsible for the day-to-day management of Nuance's Mid Cap Value Strategy. Mr. Baumler has managed Nuance's Mid Cap Value Strategy since June 2014.

Darren Schryer, CFA, CPA, is an Associate Portfolio Manager at Nuance, and responsible for the day-to-day management of Nuance’s Mid Cap Value Strategy. Mr. Schryer has been a member of the investment team at Nuance since May 2016 and a member of the portfolio management team since December 2019.

Victory Capital Management Inc. (“Victory Capital”) is registered as an investment adviser with the SEC and is located at 15935 La Cantera Parkway, San Antonio, Texas 78256. As of December 31, 2019, Victory Capital had in excess of $151.8 billion in assets under management. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Sycamore Capital is the investment franchise responsible for management of Victory Capital’s portion of the Fund. The portfolio managers listed below are members of Victory Capital’s Sycamore Capital investment franchise.

Mr. Miller is Chief Investment Officer of Sycamore Capital and has been associated with Victory Capital since 1987. Mr. Miller began his investment career in 1987 and earned a B.B.A. from the University of Cincinnati and an M.B.A. from Xavier University.

Mr. Graff has been associated with Victory Capital since 2001. Mr. Graff began his investment career in 1994. He earned a B.B.A. from Cleveland State University and a M.A. from St. Louis University and is a CFA charterholder.

Mr. Conners has been associated with Victory Capital since 1999. Mr. Conners began his investment career in 1994 and earned a B.S. from the College of Mount St. Joseph and an M.B.A. from Xavier University.

Mr. Albers has been associated with Victory Capital since 2005. Mr. Albers began his investment career in 1997. He earned a B.S. and a M.S. from the University of Wisconsin and is a CFA charterholder.

Mr. Rodarte has been associated with Victory Capital since 2006. Mr. Rodarte began his investment career in 2006. He earned a B.B.A. from Ohio University and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL Multi-Manager Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

GIM Small Cap Advantage Strategy

Granahan Investment Management, Inc. (“GIM”) constructs the strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Both GIM strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved through a select portfolio of smaller companies that are poised to grow at 15% or more. Fundamental company analysis is subsequently combined with a strict valuation discipline centered on a stock's expected return and risk/reward, with particular emphasis on minimizing the downside of the risk/reward equation. Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies that have strong balance sheets, large open-ended opportunities, a favorable competitive landscape, and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy is based in the belief that the small/micro-capitalization market is an inefficient segment of the overall market with a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. These high-performing stocks range from hyper-growth companies to companies that have sorely disappointed investors in the past. GIM’s disciplined, fundamental, bottom-up research process identifies strong earnings growth potential in companies that may or may not have a history of strong growth. The end result is a portfolio with the optimum combination of emerging growth prospects and stocks of well-positioned companies struggling under negative sentiment that together may achieve excess returns while limiting losses.

As part of a disciplined portfolio construction process, at GIM, every company in the portfolio is placed into one of three investment categories: Core Growth, Pioneer and Special Situation. These LifeCycle categories each have different performance drivers so provide true diversification and help mitigate risk in the portfolio.

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments (“Victory Capital”), sub-advises a portion of the Fund. The Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies. The Victory RS Investments Custom Growth Strategy typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

Victory Capital considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $8.3 billion, based on the size of the largest company in the Index on December 31, 2019), whichever is greater.

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Victory Capital considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $19.9 billion, based on the size of the largest company in the Index on December 31, 2019), whichever is greater. The strategy may hold investments in companies whose market capitalizations fall outside of the preceding parameters due to changes in values of those companies after the purchase.

The size of companies in an index changes with market conditions and the composition of the index.

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Kayne Anderson Rudnick Small Cap Growth Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the strategy by investing in common stocks of small market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

As of the date of this Prospectus, KAR considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000 Growth Index on a rolling three-year basis.

Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

KAR’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile. The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged.

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock.

The Fund may invest in other pooled investment vehicles, including other investment companies, European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”). A private investment fund is a type of financial investment company that is generally exempt from federal securities regulations and laws and has either less than 100 investors or where its member investors have substantial funds invested elsewhere.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. The Fund may invest in derivative instruments that combine features of these instruments or are developed from time to time. The Fund expects to utilize contracts for difference, swap agreements and other derivative instruments to maintain a significant portion of its long and short positions. The Fund may seek to gain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls). The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

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WCM Small Cap Growth Strategy

WCM Investment Management, LLC (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.

WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Growth Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies which the Fund invests may vary with market conditions.   As of December 31, 2019, the Russell 2000 Growth Index included companies with approximate market capitalizations between $12.7 million and $8.27 billion.   The size of companies in the index changes with market conditions and the composition of the index.

The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in REITs, foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

●	Corporate Performance – reviewing the operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
●	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
●	Sustainability – looking for economic moats to protect the margins and allow the company to beat the return fade by measuring how the company can protect its margins and continue to reinvest cash flows.
●	Intrinsic Value – determining the value of the company versus how the market values the company.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment style risk
●	Allocation risk
●	Information technology sector risk
●	Securities lending risk
●	Foreign regulatory risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
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●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Small Cap Growth Fund are:

Granahan Investment Management, Inc. (“GIM”) is located at 404 Wyman St., Suite 460, Waltham MA 02451. As of December 31, 2019, GIM had approximately $2.21 billion in assets under management.

Gary Hatton, CFA, is co-Founder and Chief Investment Officer of GIM, and is a Managing Director serving on the Executive Committee. As a portfolio manager, Mr. Hatton is responsible for GIM’s emerging growth strategy and a portion of the small cap and SMID-cap portfolios. His research expertise is in the Medical and Biotechnology sectors, as well as Industrials. Prior to joining 404 Wyman St., Suite 460, Waltham MA 02451 in 1985, Mr. Hatton was an Equities Analyst at Eaton Vance Management in Boston. Mr. Hatton received his MS in Finance from the University of Wisconsin at Madison, and his BS from University of Rhode Island. Mr. Hatton holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

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Andrew L. Beja, CFA, joined GIM at the end of 2011 as a Portfolio Manager. Mr. Beja has 30 years industry experience, primarily in the small and SMID cap sector of the market. He manages the GIM Small Cap Focused Growth product, as well as a portion of the small cap and SMID-cap portfolios. Mr. Beja’s research coverage includes Internet, Software and Business Services, as well as Consumer. From 2000 to 2011, Mr. Beja was with Lee Munder Capital Group in Boston, a firm he co-founded and where he managed several small and SMID cap growth equity products. In 2007, he started the Focused Growth product that he continues to manage at GIM. Prior to Lee Munder, Mr. Beja was a portfolio manager with Standish, Ayer & Wood. Before moving to the buy-side, Mr. Beja was an equities analyst for Advest. Mr. Beja received his BA from Miami University. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2019, KAR had approximately $33 billion in assets under management.

Todd Beiley is a portfolio manager and senior research analyst at KAR with primary research responsibilities for the small- and mid-capitalization financials and producer durables sectors. Before joining KAR in 2002, he worked as an associate analyst in equity research at Prudential Securities and before that was an equity research associate at RNC Capital Management. Mr. Beiley earned a B.S. in Finance from Northern Arizona University and an M.B.A. from the University of Southern California. He is a CFA (Chartered Financial Analyst) charterholder and has been working in the investment industry since 1999.

Jon Christensen is a portfolio manager and senior research analyst at KAR with primary research responsibilities for the small- and mid-capitalization health care sector. Before joining KAR in 2001, Mr. Christensen was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen earned a B.S. in mathematics/applied science from the University of California, Los Angeles, and an M.B.A. from the California State University, Long Beach. He is a CFA (Chartered Financial Analyst) charterholder. He began working in the investment industry in 1995.

Victory Capital Management Inc. (“Victory Capital”) is registered as an investment adviser with the SEC and is located at 15935 La Cantera Parkway, San Antonio, Texas 78256. As of December 31, 2019, Victory Capital had in excess of $151.8 billion in assets under management. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments is the investment franchise responsible for management of Victory Capital’s portion of the Fund. The portfolio managers listed below are members of Victory Capital’s RS Investments investment franchise.

D. Scott Tracy is the Chief Investment Officer of the RS Growth Team, which became a part of Victory Capital in 2016. Mr. Tracy has co-managed the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. His focus is on the financial, energy, and materials and processing sectors of the portfolio. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.

Stephen J. Bishop has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2007, Mr. Bishop has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

Melissa Chadwick-Dunn has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2007, Ms. Chadwick-Dunn has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Her primary focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.

Christopher W. Clark has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2014, Mr. Clark has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Mr. Clark joined the RS Growth Team as an analyst in 2007; his focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.

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Paul Leung has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since May 2018. Since 2012, Mr. Leung has been an analyst with the RS Growth Team, which became a part of Victory Capital in 2016. His focus is on the technology and utilities sectors of the portfolio. Prior to joining RS Investments, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA charterholder.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, WCM had approximately $49 billion in assets under management.

The portfolio managers responsible for management of the WCM Small Cap Growth Strategy of the Fund are John Rackers and Chad E. Hoffman.

Mr. Rackers joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic US growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Rackers has 27 years of industry experience, most recently serving as lead portfolio manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. Earlier still, he was a founding partner at Pearl Street Capital, where he managed a sector-focused long/short fund. Mr. Rackers received his M.B.A. in Finance from the University of Notre Dame (Indiana), and his B.S. in Finance from the University of Missouri.

Mr. Hoffman joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Hoffman has 20 years of industry experience, most recently serving as Assistant Portfolio Manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. He graduated Summa Cum Laude from Saint Louis University (Missouri) with a B.S. in Finance.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL Multi-Manager Small Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by five unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Congress Small Cap Value Strategy

Congress Asset Management Company, LLP (“Congress”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

The Small Cap Value Strategy market capitalization range is generally within the range of the Russell 2000 Value Index (between approximately $25.0 million and $6.2 billion as of December 31, 2019) at the time of purchase. The market capitalization range is expected to change over time.

Congress generally constructs the strategy to consist of 70-110 companies. The Small Cap Value Strategy is predominantly focused on investing in companies domiciled within the United States. The strategy can invest in foreign securities, primarily through American Depositary Receipts (“ADRs”) and the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges. Investments in ADRs are generally less than 10%.

The strategy focuses on opportunities that Congress believes have significant upside potential, emphasizing a combination of both valuation and earnings power. Congress employs a fundamental, bottom-up investment approach that includes both financial modeling and qualitative analysis. The financial model is used to seek to develop an understanding of a company’s operating dynamics including the company’s financials, margins and growth rates. Qualitative analysis is focused on researching the key drivers of the business. Company specific research is complemented with a sector profile to focus on the key catalysts driving sector dynamics. A stock may be sold, among other reasons, if Congress believes that the company’s cumulative valuation and earnings upside potential approaches fair value, better opportunities exist, the company experiences fundamental deterioration, or the market capitalization rises above a targeted range.

Cooke & Bieler Small Cap Value Equity Strategy

Cooke & Bieler, L.P. (“C&B”) constructs the Small Cap Value Equity Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

C&B invests principally in small-capitalization companies, which are defined as having market capitalizations within the market capitalization range of the constituents of Russell 2000® Index at the time of purchase. As of December 31, 2019, the Index had a market capitalization range of $13 million to $8.34 billion.

C&B manages a relatively focused portfolio of typically 40 to 60 companies that enables C&B to provide adequate diversification while allowing the portfolio to behave differently than the market.

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C&B selects securities for the strategy based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company, C&B considers criteria such as return on equity, balance sheet strength, industry leadership and cash flow projections. C&B further narrows the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. C&B believes their assessment of business quality and emphasis on valuation will protect the strategy’s assets in down markets, while their insistence on strength in leadership, financial condition and cash flow will produce competitive results in all but the most speculative markets. C&B regularly reviews the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or C&B has identified a more attractive investment opportunity.

WCM Small Cap Value Strategy

WCM Investment Management (“WCM”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies that WCM believes are undervalued. WCM considers small capitalization companies to be companies within the market capitalization range of the constituents of the Russell 2000 Index (between approximately $12.7 million and $8.27 billion as of December 31, 2019). Investments in companies that move outside the capitalization range may continue to be held by the Small Cap Value Strategy at WCM’s discretion.

WCM generally constructs the strategy to consist of 25-40 companies. WCM typically selects shareholder-friendly companies with a durable competitive advantage that are trading at a discount to intrinsic value. Characteristics of these companies include sustained, high returns on invested capital, consistent free cash flow generation, and impressive compounding of net book value over time.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Reinhart Genesis PMV Strategy

Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing in equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2019 they ranged from approximately $159 million to $12.2 billion.

Private Market Value (“PMV”) is Reinhart’s proprietary methodology for determining a company’s true intrinsic value. PMV is what an acquirer would be willing to pay for the entire company (per share).

Reinhart employs a four-step equity management process to identify and manage a portfolio of 35-45 stocks.

●	First, Reinhart looks for companies with symptoms of success such as: consistent positive cash flow from operations and strong returns on equity, assets, and invested capital.
●	Second, Reinhart further narrows its universe by applying a series of initial valuation measures. Companies that make it through these first two steps are then subjected to intensive fundamental analysis.
●	Third, Reinhart seeks companies with durable competitive advantages. This may be the low-cost producer, maintain a dominating brand or serve a niche. Reinhart evaluates the company’s business model in order to understand the value and sustainability of its competitive position.
●	The last step is to assign an independent, objective valuation to the enterprise. Reinhart does this through a private market valuation discipline. Actual takeover transactions are reviewed, and the corresponding, appropriate valuation multiples are applied to each security being analyzed. New securities are purchased if the price is at a discount of 30% or more to its private market valuation.

Stocks are sold when they reach their PMV. The gap between price and PMV serves as an objective basis to trim or add to existing holdings.

Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

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ETFs are investment companies and investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s/strategy’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment style risk
●	Allocation risk
●	Securities lending risk
●	Foreign regulatory risk
●	Depositary receipts risk
●	Foreign securities risk
●	Real estate investment risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Exchange-traded funds investing risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

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The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund are:

Congress Asset Management Company, LLP (“Congress”) is located at 2 Seaport Lane, Boston, Massachusetts 02210. Congress was founded in 1985 and serves as an investment adviser to registered investment companies, high net worth individuals and institutions. As of December 31, 2019, Congress managed approximately $12.53 billion in assets.

Jeff Kerrigan is the Portfolio Manager for the Congress Small Cap Value Strategy. He has over 22 years of investment management and research experience. Prior to joining Congress in 2017, Mr. Kerrigan was a Partner and Portfolio Manager at Century Capital Management, LLC from 2014 to 2017. Previously, Mr. Kerrigan was a Portfolio Manager and Chief Investment Officer at Haber Trilix and a Portfolio Manager with Gartmore Group, Fidelity Management & Research, and Fleet Investment Advisors. He was also an Equity Analyst with Putnam Investment Management. Mr. Kerrigan earned his Bachelor’s and Master’s degrees in Economics from Boston University. He is a CFA charterholder and a member of the CFA Society, Boston.

Cooke & Bieler, L.P. (“C&B”), a registered investment adviser is located at 1700 Market Street, Suite 3222, Philadelphia, PA 19103. Founded in 1949, the firm provides investment management services to corporations, foundations, endowments, pension and profit sharing plans.

Steve Lyons, CFA, Partner, Analyst/Portfolio Manager. Mr. Lyons earned his undergraduate degree in Finance with honors from Arizona State University. He worked in the investment services industry specializing in private equity and business valuation before returning to business school. He received his MBA with honors from the University of Chicago. After working as a summer intern in 2005, Mr. Lyons joined C&B upon his graduation the following year.

Michael Meyer, CFA, Partner, Analyst/Portfolio Manager. Mr. Meyer earned his undergraduate degree in Economics from Davidson College, graduating cum laude with distinction. In 1993, following four years at Sterling Capital Management as an equity analyst and head equity trader, Mr. Meyer earned his MBA in Finance from the Wharton School of Business and joined C&B.

Edward O’Connor, CFA, Partner, Analyst/Portfolio Manager. Mr. O’Connor graduated cum laude with honors in Economics and Philosophy from Colgate University. He served as a U.S. diplomat in Cuba and Guatemala prior to receiving his MBA with concentrations in Finance and International Business in 1999 from the University of Chicago. He then joined Cambiar Investors in Denver, Colorado where he worked for three years before joining Cooke & Bieler in 2002.

R. James O’Neil, CFA, Partner, Analyst/Portfolio Manager. Mr. O’Neil received his undergraduate degree in Economics from Colby College, graduating cum laude with distinction. He was an Investment Officer in the Capital Markets Department at Mellon Bank for three years before entering Harvard Business School to earn his MBA. He served as a summer intern in 1987, joining C&B upon his graduation the following year.

Mehul Trivedi, CFA, Partner, Analyst/Portfolio Manager. Mr. Trivedi graduated magna cum laude with dual degrees in both Economics and International Relations from the University of Pennsylvania. After working as a fixed-income analyst at Blackrock Financial Management and then as a product manager at PNC Asset Management, Mr. Trivedi earned his MBA from the Wharton School of Business, serving as a summer intern at C&B in 1997 and joining the firm upon his graduation in 1998.

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William Weber, CFA, Partner, Analyst/Portfolio Manager. Mr. Weber graduated magna cum laude from Villanova University in 2002 with dual degrees in Finance and English. He then worked at C&B for six years in various roles including marketing, operations and research support, before earning his MBA with honors from the University of Chicago Booth School of Business in 2010. While at Booth, Mr. Weber interned at T. Rowe Price Associates as an equity research analyst. He returned to C&B in 2010.

Andrew Armstrong, CFA, Principal, Analyst/Portfolio Manager. Mr. Armstrong earned his undergraduate degree in Economics from the University of Pennsylvania. He worked as an Associate at C&B for three years before joining Hotchkis & Wiley Capital Management as an investment analyst in 2011. Andrew returned to C&B in 2014.

Wesley Lim, CFA, Principal, Analyst/Portfolio Manager. Mr. Lim earned his BS in Physics and MS in Management Sciences and Engineering from Stanford University. He worked in various capacities for the Government of Singapore prior to receiving his MBA from the Wharton School of Business. After working as a summer intern in 2017, Mr. Lim joined C&B in August 2018.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, WCM had approximately $49 billion in assets under management.

Jon Detter, Portfolio Manager and Business Analyst of WCM. Mr. Detter joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. Detter’s primary responsibilities are portfolio management and equity research. His career in investments and valuation includes his role as principal at Opus Capital Management, where he was one of three portfolio managers on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. Detter held positions at Valuation Research Corporation and Arthur Andersen LLP, performing valuation work for public and private companies, primarily with respect to equity and option valuations, purchase price allocations, intangible assets and asset impairment testing. Mr. Detter graduated magna cum laude from Xavier University with a B.S.B.A. in Finance. He is also a CFA charterholder.

Anthony Glickhouse, Portfolio Manager and Business Analyst of WCM. Mr. Glickhouse joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. Glickhouse’s primary responsibilities are portfolio management and equity research. His industry experience includes a position at Opus Capital Management, where he was a research analyst on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. Glickhouse held positions at The Private Client Reserve of U.S. Bank, where he conducted economic/capital market research and detailed asset allocation analysis, and at Renaissance Investment Management, where he performed operations and security analysis duties. Mr. Glickhouse graduated from Miami University with a B.S. in Finance. He is also a CFA charterholder.

Patrick F. McGee, Portfolio Manager and Business Analyst of WCM. Mr. McGee joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. McGee’s primary responsibilities are portfolio management and equity research. His industry experience includes a position at Opus Capital Management, where he was a research analyst on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. McGee held the Associate Analyst position at Avondale Partners LLC, where he assisted in research. Earlier still, Mr. McGee worked as a senior consultant at Ernst & Young LLP, where he established the Los Angeles office’s Fraud Investigation and Dispute Services practice. Mr. McGee earned his B.B.A. in Finance and Public Policy from the College of William & Mary (Virginia), and his M.B.A. from the University of Virginia. He is also a CFA charterholder.

The Sub-Adviser to the Reinhart Genesis PMV Strategy is Reinhart Partners, Inc. (“Reinhart”), located at 1500 West Market Street, Suite 100, Mequon, Wisconsin 53092. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $5 billion in assets under management as of December 31, 2019.

The portfolio managers responsible for management of the Reinhart Genesis PMV Strategy of the Fund are Matthew Martinek, CFA and Brent Jesko.

Mr. Martinek joined Reinhart in 2010 as a Senior Analyst and was promoted to Portfolio Manager of the Mid Cap Private Market Value and Genesis Private Market Value strategies in October 2011. Mr. Martinek has 14 years of investment experience as a small and mid-cap analyst for value-focused investment managers. Prior to joining Reinhart, Mr. Martinek was an Associate Analyst with T. Rowe Price, primarily focused on the Small Cap Value strategy. Mr. Martinek has a BBA in Accounting and Finance from the University of Wisconsin-Madison, where he was a member of the Applied Security Analysis Program. He also received an MBA from Columbia Business School, where he was a member of the Applied Value Investing program. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

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Mr. Jesko joined Reinhart as Lead Portfolio Manager and Principal in 2000. Mr. Jesko has led Reinhart’s Mid Cap Value strategy over the past 19 years, taking assets from $75 million to over $1.5 billion. Prior to joining Reinhart, Mr. Jesko learned the Private Market Value investment philosophy under Dick Weiss at Strong Funds from 1995-2000. He was promoted to Associate Portfolio Manager for mid and small cap portfolios in 1998. In 1994, he interned at Goldman Sachs Asset Management, L.P. in New York City. He began his career in the Financial Industry in 1990 as a Commercial Credit Analyst for NationsBank in Dallas, TX. Mr. Jesko graduated Magna Cum Laude from Texas A&M University with a degree in Business administration. He went on to graduate with Highest Honors with an MBA from University of Chicago in 1995.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL iShares Tactical Moderate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	40%	20%	60%
Fixed Income*	60%	40%	80%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

913

●	Equity securities risk
●	Allocation risk
●	Exchange-traded funds investing risk
●	Settlement risk
●	Currency risk
●	Derivatives risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Securities lending risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Credit risk
●	Cybersecurity risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Financial services risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Index investing risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Prepayment risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

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The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

915

JNL iShares Tactical Moderate Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	40%	80%
Fixed Income*	40%	20%	60%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

916

●	Equity securities risk
●	Allocation risk
●	Exchange-traded funds investing risk
●	Settlement risk
●	Currency risk
●	Derivatives risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Credit risk
●	Cybersecurity risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Financial services risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Index investing risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Prepayment risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

917

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.
Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

918

JNL iShares Tactical Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	80%	60%	100%
Fixed Income*	20%	0%	40%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

919

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Allocation risk
●	Settlement risk
●	Exchange-traded funds investing risk
●	Currency risk
●	Derivatives risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Credit risk
●	Cybersecurity risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Financial services risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Index investing risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Prepayment risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

920

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

921

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

922

JNL/American Funds Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either AFIS or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily fixed-income securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Underlying Funds available for investment as of the date of this Prospectus include:

American Funds Insurance Series®	American Funds Retail Funds

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation Fund

Global Balanced Fund

Bond FundSM

Capital World Bond FundSM

High-Income Bond FundSM

American Funds Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

AMCAP Fund

American Balanced Fund

American Funds Corporate Bond Fund

American Funds Developing World Growth and Income Fund

American Funds Emerging Markets Bond Fund

American Funds Global Balanced Fund

American Funds Inflation Linked Bond Fund

American Funds Mortgage Fund

American Funds Strategic Bond Fund

American High-Income Trust

American Mutual Fund

Capital Income Builder

Capital World Bond Fund

Capital World Growth and Income Fund

EuroPacific Growth Fund

Fundamental Investors

Intermediate Bond Fund of America

International Growth and Income Fund

New Perspective Fund

New World Fund

SMALLCAP World Fund

Short-Term Bond Fund of America

The American Funds Income Series - U.S. Government Securities Fund

The Bond Fund of America

The Growth Fund of America

The Income Fund of America

The Investment Company of America

The New Economy Fund

Washington Mutual Investors Fund

The Fund seeks to achieve a balance between current income and growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

923

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Investment style risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	License termination risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

924

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

925

JNL/American Funds Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either AFIS or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Underlying Funds available for investment as of the date of this Prospectus include:

American Funds Insurance Series®	American Funds Retail Funds

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation Fund

Global Balanced Fund

Bond FundSM

Capital World Bond FundSM

High-Income Bond FundSM

American Funds Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

AMCAP Fund

American Balanced Fund

American Funds Corporate Bond Fund

American Funds Developing World Growth and Income Fund

American Funds Emerging Markets Bond Fund

American Funds Global Balanced Fund

American Funds Inflation Linked Bond Fund

American Funds Mortgage Fund

American Funds Strategic Bond Fund

American High-Income Trust

American Mutual Fund

Capital Income Builder

Capital World Bond Fund

Capital World Growth and Income Fund

EuroPacific Growth Fund

Fundamental Investors

Intermediate Bond Fund of America

International Growth and Income Fund

New Perspective Fund

New World Fund

SMALLCAP World Fund

Short-Term Bond Fund of America

The American Funds Income Series - U.S. Government Securities Fund

The Bond Fund of America

The Growth Fund of America

The Income Fund of America

The Investment Company of America

The New Economy Fund

Washington Mutual Investors Fund

The Fund seeks to achieve capital growth with secondary emphasis on current income through its investments in Underlying Funds that invest primarily in equity and fixed-income securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

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Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Investment style risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	License termination risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

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In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

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JNL/AQR Large Cap Defensive Style Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return. Total return consists of capital appreciation and income.

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2019, the market capitalization of the companies comprising the MSCI USA Index ranged from $4.2 billion to $1.295 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Sub-Adviser has identified to have low measures of risk and high quality (e.g., stable companies in good business health). The Sub-Adviser believes that the stocks of these types of companies may tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Sub-Adviser expects low “beta” and high-quality stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” or poor-quality stocks.

The Fund is actively managed, and the Sub-Adviser will vary the Fund’s exposures to issuers and industries based on the Sub-Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Sub-Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the Sub-Adviser’s security selection process. The Sub-Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Sub-Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Sub-Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Sub-Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. In addition, to attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

The Sub-Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Large-capitalization investing risk
●	Stock risk
●	Company risk
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●	Market risk
●	Managed portfolio risk
●	Model risk
●	Volatility risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	Derivatives risk
●	Counterparty risk
●	Forward and futures contract risk
●	Hedging transactions risk
●	Leverage risk
●	Investment in other investment companies risk
●	U.S. Government securities risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Redemption risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals. Information regarding the portfolio managers of the Fund is set forth below.

Michele L. Aghassi, Ph.D., is a Principal of the AQR. Dr. Aghassi joined AQR in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of AQR. Dr. Frazzini joined AQR in 2008 and is the Head of AQR's Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Lars N. Nielsen, M.Sc., is a Principal of the Sub-Adviser. Mr. Nielsen joined the Sub-Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

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Ronen Israel, M.A., is a Principal of the Sub-Adviser. Mr. Israel joined the Sub-Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2018.

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JNL/AQR Large Cap Relaxed Constraint Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund’s principal investment strategy is to invest in a broad mix of equity securities that aims to produce long-term capital appreciation in excess of the MSCI USA Index.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity-related instruments (together “equity securities”) of large-capitalization companies, which the Sub-Adviser generally considers to be those companies with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2019, the market capitalization range for the MSCI USA Index was $4.2 billion to $1.295 trillion.

The Sub-Adviser will normally establish long and short positions in equity securities, including, but not limited to, common stocks, exchange-traded funds and similar pooled investment vehicles, equity index futures and real estate investment trusts. The Fund will be managed by both overweighting and underweighting securities, industries, and sectors relative to the MSCI USA Index. “Relaxed Constraint” in the Fund’s name reflects the Fund’s strategy to take long as well as short positions in the equity securities in which it invests, as opposed to a traditional “long-only” fund which does not establish short positions (i.e., relaxing the “long-only” constraint). Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Sub-Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Sub-Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of 130% of the Fund’s net assets with a short exposure of 30% of the Fund’s net assets. Actual long and short exposures, however, will vary according to market conditions. The Fund’s long exposures are expected to range between 120% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 20% and 40% of the Fund’s net assets.

The Fund, when taking a “long” equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a “short” equity position, the Fund borrows the security from a third party and sells it at the then current market price. A “short” equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases.

In constructing the Fund’s portfolio, the Sub-Adviser utilizes a quantitative investment process. A quantitative investment process is a systematic method of evaluating securities and other assets by analyzing a variety of data through the use of models—or processes—to generate an investment opinion. The models consider a wide range of factors, including, but not limited to, value and momentum.

●	Value strategies favor securities that appear cheap based on fundamental measures. Examples of value measures include using price-to-earnings and price-to-book ratios.
●	Momentum strategies favor securities with strong recent performance and positive changes in fundamentals.

In addition to these two main factors, the Sub-Adviser may use a number of additional factors based on the Sub-Adviser’s proprietary research, including but not limited to, quality, investor sentiment and management signaling. The Sub-Adviser may add to or modify the factors employed in selecting investments.

The Sub-Adviser determines the long or short weight of each equity security in the portfolio using portfolio optimization techniques, taking into account the Sub-Adviser’s assessment of attractiveness of the equity security based on various factors, including those described above, stock weights in the benchmark index, estimated transaction costs associated with trading each equity security, and additional criteria that form part of the Sub-Adviser’s security selection process.

The Fund invests significantly in equity securities. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.

As with equity positions, the Fund may also take “long” and “short” positions in derivative instruments, such as equity index futures contracts. A “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. A “short” position in a derivative instrument will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Large-capitalization investing risk
●	Stock risk
●	Company risk
●	Market risk
●	Managed portfolio risk
●	Model risk
●	Short sales risk
●	Volatility risk
●	Investment momentum style risk
●	Investment style risk
●	Mid-capitalization investing risk
●	Derivatives risk
●	Counterparty risk
●	Forward and futures contract risk
●	Leverage risk
●	Investment in other investment companies risk
●	Financial services risk
●	Accounting risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

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The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals. Information regarding the portfolio managers of the Fund is set forth below.

Michele L. Aghassi, Ph.D., is a Principal of the AQR. Dr. Aghassi joined AQR in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of AQR. Dr. Frazzini joined AQR in 2008 and is the Head of AQR's Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Lars N. Nielsen, M.Sc., is a Principal of the Sub-Adviser. Mr. Nielsen joined the Sub-Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Ronen Israel, M.A., is a Principal of the Sub-Adviser. Mr. Israel joined the Sub-Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/AQR Managed Futures Strategy Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Principal Investment Strategies. To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts, futures-related instruments, forwards and swaps (defined below). The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts and swaps across four major asset classes (commodities, currencies, fixed-income and equities). The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts, futures-related instruments, forwards and swaps, and may include, but will not be limited to, global equity index futures, swaps on equity index futures and equity swaps, global currencies, currency forwards and currency futures, commodity futures, forwards and swaps, global interest rate and bond futures and swaps (collectively, “Instruments”). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in equity, fixed-income, currency and commodity Instruments. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including the Sub-Adviser’s systematic assessment of a trend and its likelihood of continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying security or instrument. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying security or instrument. The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed-income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

The Fund bears the risk that the proprietary quantitative models used by the Sub-Adviser will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Sub-Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed-income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s NAV to experience greater volatility. For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

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As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as "asset segregation”) liquid assets, or engage in other SEC or SEC staff-approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures. For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year). The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs algorithmic trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities (including U.S. treasury bills), U.S. government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund. While the Fund normally does not engage in any direct borrowing for investment purposes, leverage is implicit in the futures and other derivatives it trades.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Commodity risk
●	Commodity-linked derivatives risk
●	Commodities regulatory risk
●	Currency risk
●	Fixed-income risk
●	Short sales risk
●	Derivatives risk
●	Market risk
●	Managed portfolio risk
●	Model risk
●	Leverage risk
●	Volatility risk
●	Counterparty risk
●	Forward and futures contract risk
●	Forward foreign currency exchange contracts risk
●	Hedging transactions risk
●	Emerging markets and less developed countries risk
●	Exchange-traded funds investing risk
●	Credit risk
●	Currency management strategies risk
●	Exchange-traded note risk
●	Foreign securities risk
●	Foreign regulatory risk
●	Investment style risk
●	Investment strategy risk
●	Investment in money market funds risk
●	Portfolio turnover risk
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●	Settlement risk
●	Interest rate risk
●	Sovereign debt risk
●	Swaps risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity-linked notes risk
●	Cybersecurity risk
●	Expense risk
●	Redemption risk
●	Regulatory investment limits risk
●	Repurchase agreements, purchase and sale contracts risk
●	Reverse repurchase agreements risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals. Information regarding the portfolio managers of the Fund is set forth below.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Sub-Adviser. Dr. Asness co-founded the Sub-Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Sub-Adviser. Dr. Liew co-founded the Sub-Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Yao Hua Ooi is a Principal of the Sub-Adviser. Mr. Ooi joined the Sub-Adviser in 2004 and leads the Research and Portfolio Management teams on AQR's macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Ari Levine, M.S., is a Principal of the Sub-Adviser. Mr. Levine joined AQR in 2007 and co-heads research and portfolio management efforts for AQR's macro and multi-strategy funds. Mr. Levine earned a B.S. in finance and a B.S.E. and M.S.E. in electrical engineering from the University of Pennsylvania.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/BlackRock Advantage International Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. As of December 31, 2019, the market capitalization range for the Index was $2.17 billion to $247.52 billion. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Index. The use of options, futures, swaps, forward contracts, and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

●	Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.
●	Emerging Markets Issuers — The Fund may also invest a portion of its assets in securities of issuers located in emerging markets.
●	Illiquid Investments — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
●	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
●	Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.
●	Money Market Securities — The Fund may invest in money market securities or commercial paper.
●	Real Estate Investment Trusts (“REITs”) — The Fund may invest in REITs. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
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●	Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
●	Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
●	Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.
●	Warrants – A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.
●	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Foreign securities risk
●	Derivatives risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Stock risk
●	Counterparty risk
●	Convertible securities risk
●	Leverage risk
●	Forward and futures contract risk
●	Hedging instruments risk
●	Investments in IPOs risk
●	Preferred stock risk
●	Liquidity risk
●	Options risk
●	Swaps risk
●	Commodity risk
●	Commodity-linked derivatives risk
●	Currency risk
●	Volatility risk
●	Foreign regulatory risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

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●	Borrowing risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Expense risk
●	Investment in money market funds risk
●	Investment in other investment companies risk
●	Real estate investment risk
●	Regulatory investment limits risk
●	Repurchase agreements, purchase and sale contracts risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	Warrants risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Raffaele Savi, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Savi joined BlackRock in 2009 from Barclays Global Investors where he was a Managing Director.

Kevin Franklin, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Franklin joined BlackRock in 2010 from Marble Bar Asset Management where he was the Head of Automated Trading.

Richard Mathieson, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Mathieson joined BlackRock in 2009 from Barclays Global Investors where he was a Principal.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2018.

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JNL/BlackRock Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is high total investment return.

Investment Process. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. The Sub-Adviser will consider a variety of factors when selecting the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment.

In selecting stocks and other securities that are convertible into stocks, the Sub-Adviser emphasizes stocks that it believes are undervalued.

The Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. The Sub-Adviser may employ derivatives for a variety of reasons, including but not limited to, adjusting its exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.

The Sub-Adviser will invest in high-yield bonds or “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The Sub-Adviser will invest in distressed securities when the Sub-Adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will generally achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in both equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world. There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the Fund has no geographic limits on where its investments may be located. This flexibility allows the Sub-Adviser to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in securities of any market capitalization. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

The Sub-Adviser uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. The Fund may invest in both developed and emerging markets. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as a part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund may also invest in REITs. REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

The Fund’s composite Reference Benchmark has at all times since the Fund’s formation included a 40% weighting in non-US securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex-U.S.) Index; 24% ICE BofAML Current 5-Year US Treasury Index; and 16% FTSE Non-US Dollar World Government Bond Index. Throughout its history, the Fund has maintained a weighting in non-US securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate very substantially from the allocation described above.

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The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as shares, bonds or convertible bonds issued by REITs or companies that mine precious metals.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index and the VIX. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in commodities, such as ETFs. The Fund may invest up to 25% of its total assets in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) (collectively, "Commodities").

The Fund can invest in all types of equity securities, including common stock, preferred stock, convertible securities, warrants and stock purchase rights of companies of any market capitalization. The Sub-Adviser may seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-and asset-backed securities, structured notes, credit-linked notes, loan assignments and participations and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in high-yield bonds or “junk” bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which the Sub-Adviser considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations. Distressed securities are securities, including loans purchased by the Fund in the secondary market, that are in default or at risk of being in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

●	Borrowing — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.
●	Contract for Difference – The Fund may enter into contracts for difference (“CFD”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are financial derivatives that allow a fund to take advantage of values moving up (long positions) or values moving down (short positions) on underlying assets. For example, when applied to equities, a CFD is an equity derivative that allows a fund to obtain investment exposure to share price movements, without the need for ownership of the underlying shares.
●	Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.
●	Illiquid Investments — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
●	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
943

●	Indexed and Inverse Securities — The Fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.
●	Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.
●	Non-U.S. Dollar Cash Investments — The Fund may hold non-U.S. dollar cash investments.
●	Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
●	Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
●	Short Sales — The Fund may engage in short sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.
●	Short-Term Securities or Instruments — The Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed-income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. The Sub-Adviser may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities. Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.
●	Standby Commitment Agreements — Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer.
●	Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.
●	Warrants – A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.
●	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Foreign securities risk
●	Derivatives risk
●	Fixed-income risk
●	Emerging markets and less developed countries risk
●	Managed portfolio risk
●	Market risk
●	Credit risk
●	Allocation risk
●	Privately placed securities risk
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●	Accounting risk
●	Call risk
●	Commodities regulatory risk
●	Commodity risk
●	Commodity-linked derivatives risk
●	Commodity-linked notes risk
●	Company risk
●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Custody risk
●	Depositary receipts risk
●	Distressed debt risk
●	European investment risk
●	Extension risk
●	Financial services risk
●	Foreign regulatory risk
●	Forward and futures contract risk
●	Forward foreign currency exchange contracts risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investment strategy risk
●	Investment style risk
●	Mid-capitalization investing risk
●	Options risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Settlement risk
●	Small-capitalization investing risk
●	Sovereign debt risk
●	Stock risk
●	Structured note risk
●	Swaps risk
●	Tax risk
●	Volatility risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Borrowing risk
●	China and India country specific risk
●	Currency risk
●	Cybersecurity risk
●	Debt securities ratings risk
●	Event driven and special situations risk
●	Expense risk
●	Government regulatory risk
●	Indexed and inverse securities risk
●	Inflation-indexed securities risk
●	Investing through Stock Connect risk
●	Investments in IPOs risk
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●	Investment in other investment companies risk
●	Leverage risk
●	Liquidity risk
●	Master limited partnership risk
●	Mortgage-related and other asset-backed securities risk
●	Preferred stock risk
●	Redemption risk
●	Regulatory investment limits risk
●	Restricted securities risk
●	Repurchase agreements, purchase and sale contracts risk
●	Russia investment risk
●	Sector risk
●	Securities lending risk
●	Short sales risk
●	Standby commitment agreements risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk
●	U.S. Government securities risk
●	Warrants risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Rick Rieder, Managing Director and portfolio manager, is a member of the Global Allocation team within BlackRock’s Multi-Asset Strategies Group. Global Chief Investment Officer of Fixed Income, Co-head of BlackRock, Inc.’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.

Russ Koesterich, CFA, JD, Managing Director and portfolio manager, is a member of the Global Allocation team within BlackRock's Multi-Asset Strategies Group. Mr. Koesterich's service with the firm dates back to 2005, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. He joined the BlackRock Global Allocation team in 2016 as Head of Asset Allocation and was named a portfolio manager of the Fund in 2017. Previously, he was BlackRock's Global Chief Investment Strategist and Chairman of the Investment Committee for the Model Portfolio Solutions business, and formerly served as the Global Head of Investment Strategy for scientific active equities and as senior portfolio manager in the US Market Neutral Group. Prior to joining BGI, Mr. Koesterich was the Chief North American Strategist at State Street Bank and Trust. He began his investment career at Instinet Research Partners where he occupied several positions in research, including Director of Investment Strategy for both U.S. and European research, and Equity Analyst. He is a frequent contributor to financials news media and the author of two books, including his most recent "The Ten Trillion Dollar Gamble." Mr. Koesterich earned a BA in history from Brandeis University, a JD from Boston College and an MBA from Columbia University.

David Clayton, CFA, JD, Managing Director and portfolio manager, is a member of the Global Allocation team within BlackRock’s Multi-Asset Strategies Group. Mr. Clayton joined the BlackRock Global Allocation team in 2010 and was named a portfolio manager of the Fund in 2017. Prior to his current role, he was head of portfolio oversight, as well as a senior investor and investment group leader, on the Fund, primarily responsible for coverage of the energy, real estate, autos, industrials, materials and utilities sectors. Prior to joining BlackRock, he was Of Counsel in the Financial Restructuring Group at Milbank, Tweed, Hadley & McCloy LLP. Previously he was a Managing Director and analyst with The Blackstone Group, responsible for distressed and special situations investments across multiple industries. Prior to joining Blackstone, Mr. Clayton spent six years at MLIM, initially as an attorney specializing in corporate finance transactions and restructurings, and most recently as a Vice President and analyst in the Global High Yield Bond & Bank Debt Group. Mr. Clayton began his career as an attorney specializing in corporate finance transactions, first at Blake, Cassels & Graydon in Toronto and then at Milbank in New York. Mr. Clayton earned a BA degree, with honors, in economics from the University of Western Ontario in 1990 and MBA and LLB degrees from Dalhousie University in 1994.

946

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

947

JNL/BlackRock Global Natural Resources Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities that provide exposure to the natural resources sector, as well as fixed-income securities. The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks.

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets (but in no fewer than three countries).

In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where the Fund's Sub-Adviser, BlackRock International Limited ("Sub-Adviser") sees attractive supply-and-demand dynamics. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

The Fund chooses securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Fund seeks to allocate its investments to natural resource-related economic sectors the Fund’s management believes have more favorable pricing power than other natural resource related sectors. “Bottom up” means that the Fund also selects investments based on management’s assessment of the earning prospects of individual companies.

When assessing individual companies, the Fund seeks to invest in companies that the Fund’s management believes are relatively undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

The Fund attempts to identify companies that are undervalued based on relative price-earnings, price-to-book, and price-to-cash-flow ratios. In seeking to identify such companies, Fund management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrants, provided that the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy. Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy. Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

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The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Natural resource related securities risk
●	Concentration risk
●	Precious metals-related securities risk
●	Commodity risk
●	Managed portfolio risk
●	Market risk
●	Accounting risk
●	Company risk
●	Credit risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward foreign currency exchange contracts risk
●	Interest rate risk
●	Investment strategy risk
●	Investment style risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Non-diversification risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Stock risk
●	Swaps risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Asset-based securities risk
●	Borrowing risk
●	Convertible securities risk
●	Counterparty risk
●	Currency risk
●	Cybersecurity risk
●	Debt securities ratings risk
●	Depositary receipts risk
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●	Expense risk
●	Government regulatory risk
●	Indexed and inverse securities risk
●	Investment in other investment companies risk
●	Leverage risk
●	Model risk
●	Preferred stock risk
●	Redemption risk
●	Regulatory investment limits risk
●	Repurchase agreements, purchase and sale contracts risk
●	Restricted securities risk
●	Rule 144A securities risk
●	Securities lending risk
●	Settlement risk
●	Small-capitalization investing risk
●	Temporary defensive positions and large cash positions risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock International Limited, (“BlackRock”) located at 40 Torphichen Street, Edinburgh, United Kingdom EH3 8JB.

Alastair Bishop, Managing Director, is a member of the Natural Resources team within Fundamental Equity division of BlackRock's Active Equity Group. Mr. Bishop joined BlackRock in 2010 from Piper Jaffray where he was a Senior Research Analyst covering Clean Technology. Prior to joining Piper Jaffray in 2009, he covered the Renewable Energy and Industrial sectors for 8 years at Dresdner Kleinwort. Mr. Bishop earned a BSc honors degree in Economics from the University of Nottingham in 2001.

Tom Holl, CFA, Director, is a member of the Natural Resources team within the Fundamental Equity division of BlackRock's Active Equity Group. He is responsible for covering the mining and gold sectors. Mr. Holl moved to his current role in 2008. His service with the BlackRock dates back to 2006, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, Mr. Holl was a member of the Global Equity team and the Real Estate team as a member of the graduate training program. Mr. Holl earned a BA degree, with honors, in Land Economy from Cambridge University in 2006.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

950

JNL/BlackRock Large Cap Select Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, convertible securities, as well as American Depositary Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when the Fund engages in active and frequent trading, a larger portion of the income allocations investors receive from the Fund may reflect short-term capital gains which are taxed at ordinary income rates.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. Government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk
●	Accounting risk
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●	Company risk
●	Convertible securities risk
●	Depositary receipts risk
●	Financial services risk
●	Foreign securities risk
●	Foreign regulatory risk
●	Investment style risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Preferred stock risk
●	Information technology sector risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment in other investment companies risk
●	Investment strategy risk
●	Issuer risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Warrants risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Lawrence Kemp, CFA, Managing Director and Portfolio Manager, is head of BlackRock's US Growth team within the Fundamental Active Equity business of BlackRock's Active Equity Group. Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors US Large Cap Select Growth Fund, as well as both diversified and concentrated US large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research. Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.

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Phil Ruvinsky, Managing Director, is a member of the Fundamental Equity division of BlackRock's Alpha Strategies Group. He is the portfolio manager of the Blackrock Midcap Growth fund and senior research analyst for BlackRock's Fundamental Large Cap Growth equity team and is primarily responsible for covering the media and internet sectors. Prior to joining BlackRock in 2013, Mr. Ruvinsky was a sector head and research analyst at Sureview Capital LLC from 2010 to 2013, where he was the sector head for the global internet, media and telecom sectors. He began his investment career with UBS Global Asset Management in 2002 where, most recently, he was a portfolio manager and investment analyst with primary research responsibility for internet, consumer and health care sectors. Mr. Ruvinsky received a BA degree in economics from the University of Texas, a JD degree from the University of Michigan Law School and an MBA degree from Columbia Business School.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

953

JNL/Boston Partners Global Long Short Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Strategies. The Fund invests in long positions in stocks identified by the Boston Partners as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund may realize a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs). The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Boston Partners will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Boston Partners regularly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

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The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed-income securities (commonly known as “junk bonds”) are rated BB or lower by S&P Global Ratings, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences. The Fund expects to utilize contracts for differences to maintain a significant portion of its short positions.

While Boston Partners intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Boston Partners will determine when market conditions warrant temporary defensive measures.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Counterparty risk
●	Currency risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	European investment risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment strategy risk
●	Investment style risk
●	Investments in IPOs risk
●	Large-capitalization investing risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Model risk
●	Pacific Rim investing risk
●	Portfolio turnover risk
●	Sector risk
●	Segregated account risk
●	Short sales risk
●	Small-capitalization investing risk
●	Stock risk
●	Swaps risk
●	Unseasoned issuers risk
●	Volatility risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	China and India country specific risk
●	Cybersecurity risk
●	Expense risk
●	Government regulatory risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Boston Partners Global Investors, Inc. (“Boston Partners”), located at 60 E 42nd Street, Suite 1550, New York, New York 10165, and is an indirect wholly owned subsidiary of ORIX Corporation of Japan. Boston Partners provides investment management and investment advisory services to other institutional and proprietary accounts. As of December 31, 2019, Boston Partners managed approximately $89.4 billion in assets.

Joseph F. Feeney, Jr., Christopher K. Hart, Joshua Jones, and Joshua White manage the Fund as a team. Mr. Hart is the lead portfolio manager and Mr. Jones and Mr. White are the associate portfolio managers of the Fund. Mr. Feeney is the Chief Investment Officer and oversees both the team and the Fund.

Mr. Feeney is Chief Executive Officer and Chief Investment Officer for Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was director of research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst® designation and is past President of the Fixed Income Management Society of Boston. He has 34 years of investment experience.

Mr. Hart is a portfolio manager for Boston Partners Global Equity and International Equity products. Prior to this, he was the portfolio manager for the Boston Partners International Small Cap Value product and before that, an assistant portfolio manager for the Boston Partners Small Cap Value products for three years. Previously, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst® designation. He has 28 years of investment experience.

Mr. Jones is a portfolio manager on Boston Partners Global and International products. Prior to this role, he was a research analyst specializing in the energy, metals and mining sectors of the equity market and was a global generalist. He joined the firm from Cambridge Associates where he was a consulting associate specializing in hedge fund clients. Mr. Jones holds a B.A. degree in economics from Bowdoin College. He holds the Chartered Financial Analyst® designation. He has 15 years of investment experience.

Mr. White is a portfolio manager on Boston Partners Global and International products. Prior to this role, he was an equity analyst serving as a global generalist. Mr. White holds a B.A. degree in mathematics from Middlebury College. He holds the Chartered Financial Analyst® designation and has twelve years of experience.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Causeway International Value Select Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and income through investment primarily in larger capitalization equity securities.

Principal Investment Strategies. The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 15% of its total assets in companies in emerging (less developed) markets.

When investing the Fund’s assets, the Sub-Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of companies throughout the non-U.S. developed and emerging markets, the Sub-Adviser uses quantitative market capitalization and valuation screens to narrow the potential investment candidates to approximately 2,000 securities. To select investments, the Sub-Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Sub-Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Sub-Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Sub-Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

●	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector;
●	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market;
●	Low price-to-book value ratio (stock price divided by book value per share) relative to the market;
●	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market; and
●	Financial strength

Generally, price-to-earnings and yield are the most important factors.

The Fund generally invests in companies with market capitalizations greater than $5 billion at time of investment, but may invest in companies with any market capitalization. There are no limitations on the minimum amount or maximum amount that the Fund may invest in any particular country.

The Sub-Adviser determines a company's country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Foreign securities risk
●	Equity securities risk
●	Managed portfolio risk
●	Company risk
●	Stock risk
●	Investment style risk
●	Dividend-paying stock risk
●	Accounting risk
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●	Currency risk
●	Emerging markets and less developed countries risk
●	European investment risk
●	Financial services risk
●	Foreign regulatory risk
●	Model risk
●	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Government regulatory risk
●	Hedging instruments risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	When-issued and delayed delivery securities and forward commitments risk

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until sometime in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Fund is Causeway Capital Management LLC (“Causeway”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. J.P. Morgan Investment Management, Inc. served as the Fund’s sub-adviser until September 28, 2015. Effective September 28, 2015, Causeway is the Fund’s sub-adviser.

Sarah H. Ketterer, Chief Executive Officer, Portfolio Manager. Ms. Ketterer is the chief executive officer of Causeway, portfolio manager for the firm's fundamental and absolute return strategies, and is responsible for investment research across all sectors. She co-founded the firm in June 2001.

Harry W. Hartford, President, Portfolio Manager. Mr. Hartford is the president of Causeway, portfolio manager for the firm's fundamental and absolute return strategies, and director of research. He co-founded the firm in June 2001.

James A. Doyle, Portfolio Manager. Mr. Doyle is a director of Causeway and a portfolio manager for its fundamental and absolute return strategies. He joined the firm in June 2001.

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Jonathan P. Eng, Portfolio Manager. Mr. Eng is a director of Causeway and a portfolio manager for its fundamental and absolute return strategies. He joined the firm in July 2001 as a research associate and has been a portfolio manager since February 2002.

Conor S. Muldoon, CFA, Portfolio Manager. Mr. Muldoon is a director of Causeway and a portfolio manager for its fundamental and absolute return strategies. He joined the firm in August 2003 as a research associate and has been a portfolio manager since September 2010.

Alessandro Valentini, CFA Portfolio Manager. Mr. Valentini is a portfolio manager for its fundamental and absolute return strategies. He joined the firm in July 2006 and has been a portfolio manager since April 2013.

Ellen Lee, Portfolio Manager. Ms. Lee is a director of Causeway and a portfolio manager for its fundamental and absolute return strategies. She joined the firm in August 2007 as a research associate and has been a portfolio manager since January 2015.

Steven Nguyen, Portfolio Manager. Mr. Nguyen is a director of Causeway and a portfolio manager for its fundamental and absolute return strategies. He joined the firm in April 2012 as a research associate and has been a portfolio manager since January 2019.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

960

JNL/ClearBridge Large Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics, of U.S. companies with large market capitalizations. Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell® 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2019, the largest market capitalization of a company in the Index was approximately $1.304 trillion and the median market capitalization of a company in the Index was approximately $10.86 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large-capitalization companies for purposes of the Fund’s 80% investment policy.

Equity securities may include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

The Fund may invest up to 10% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts.

A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund may hold no more than 25% of its net assets (taken at the then current market value) as required collateral for such sales at any one time.

As a non-principal investment strategy, the Fund may invest up to 20% of its assets in equity securities of companies other than those with market capitalizations similar to companies in the Index (i.e., medium- or small-capitalization companies).

The Fund may hold cash pending investment and may invest in money market instruments for cash management purposes. The amount of assets the Fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although ClearBridge has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

The Fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

Selection process. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. The core holdings of the Fund will be large-capitalization companies that ClearBridge believes to be dominant in their industries, global in scope and with a long-term history of performance.

In selecting individual companies for investment, ClearBridge considers:

●	Favorable earnings prospects
●	Technological innovation
●	Industry dominance
●	Competitive products and services
●	Global scope
●	Long-term operating history
●	Consistent and sustainable long-term growth in dividends and earnings per share
●	Strong cash flow
●	High return on equity
●	Strong financial condition
●	Experienced and effective management
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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Market risk
●	Large-capitalization investing risk
●	Investment style risk
●	Issuer risk
●	Stock risk
●	Information technology sector risk
●	Managed portfolio risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Foreign securities risk
●	Investment strategy risk
●	Liquidity risk
●	Mid-capitalization and small-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is ClearBridge Investments, LLC (“ClearBridge”), with offices at 620 Eighth Avenue, New York, New York 10018. ClearBridge is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams. As of December 31, 2019, ClearBridge’s total assets under management (including assets under management for ClearBridge, LLC, an affiliate of ClearBridge) were approximately $154.6 billion, including $24.9 billion for which ClearBridge provides non-discretionary investment models to managed account sponsors.

The portfolio managers responsible for day-to-day operation of the Fund are Peter Bourbeau and Margaret Vitrano. Mr. Bourbeau and Ms. Vitrano have the ultimate authority to make Fund decisions.

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Mr. Bourbeau is a Managing Director and Portfolio Manager of ClearBridge and has 28 years of investment industry experience. He joined ClearBridge or its predecessor in 1991. Previously, Mr. Bourbeau was a Director of Citigroup Global Markets Inc. (“CGMI”) and served as a Portfolio Manager at Smith Barney Asset Management.

Ms. Vitrano is a Managing Director and Portfolio Manager of ClearBridge and has 23 years of investment industry experience. Previously, she was a Senior Research Analyst for Information Technology and Communications at ClearBridge from 2007 to 2012. Ms. Vitrano joined ClearBridge or its predecessor in 1997. Previously, she was a Director of CGMI and a research analyst at Citigroup.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

963

JNL/DFA Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the DFA Fund Groups. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Not all Funds of DFA Fund Groups are available as Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Underlying Funds available for investment as of the date of this Prospectus include:

Domestic Equity	International Equity
U.S. Core Equity 1 Portfolio	International Core Equity Portfolio
U.S. Large Company Portfolio	International Large Cap Growth Portfolio
U.S. Targeted Value Portfolio	DFA International Value Portfolio
U.S. Micro Cap Portfolio	Large Cap International Portfolio
Enhanced U.S. Large Company Portfolio	International Small Cap Growth Portfolio
U.S. Large Cap Equity Portfolio	DFA International Small Cap Value Portfolio
U.S. Large Cap Growth Portfolio	Japanese Small Company Portfolio
U.S. Large Cap Value Portfolio	United Kingdom Small Company Portfolio
U.S. Small Cap Growth Portfolio	Continental Small Company Portfolio
U.S. Small Cap Portfolio	Asia Pacific Small Company Portfolio
U.S. Small Cap Value Portfolio	World ex U.S. Core Equity Portfolio
Emerging Markets Core Equity Portfolio
Fixed Income	Emerging Markets Portfolio
DFA One-Year Fixed Income Portfolio	Emerging Markets Small Cap Portfolio
DFA Inflation Protected Securities Portfolio	Emerging Markets Value Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio	Commodity and Real Estate
DFA Investment Grade Portfolio	DFA Commodity Strategy Portfolio
DFA Short-Term Extended Quality Portfolio	DFA International Real Estate Securities Portfolio
DFA Short-Term Government Portfolio	DFA Real Estate Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio

JNL Series Trust
JNL/DFA International Core Equity Fund

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

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In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

In addition to other short-term investments, the Fund and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Investment style risk
●	Foreign regulatory risk
●	Profitability investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Call risk
●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	License termination risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for DFA Fund Groups for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

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The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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JNL/DFA Moderate Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the DFA Fund Groups. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund. Not all Funds of DFA Fund Groups are available as Underlying Funds.

To achieve its investment objective, the Fund under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Underlying Funds available for investment as of the date of this Prospectus include:

Domestic Equity	International Equity
U.S. Core Equity 1 Portfolio	International Core Equity Portfolio
U.S. Large Company Portfolio	International Large Cap Growth Portfolio
U.S. Targeted Value Portfolio	DFA International Value Portfolio
U.S. Micro Cap Portfolio	Large Cap International Portfolio
Enhanced U.S. Large Company Portfolio	International Small Cap Growth Portfolio
U.S. Large Cap Equity Portfolio	DFA International Small Cap Value Portfolio
U.S. Large Cap Growth Portfolio	Japanese Small Company Portfolio
U.S. Large Cap Value Portfolio	United Kingdom Small Company Portfolio
U.S. Small Cap Growth Portfolio	Continental Small Company Portfolio
U.S. Small Cap Portfolio	Asia Pacific Small Company Portfolio
U.S. Small Cap Value Portfolio	World ex U.S. Core Equity Portfolio
Emerging Markets Core Equity Portfolio
Fixed Income	Emerging Markets Portfolio
DFA One-Year Fixed Income Portfolio	Emerging Markets Small Cap Portfolio
DFA Inflation Protected Securities Portfolio	Emerging Markets Value Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio	Commodity and Real Estate
DFA Investment Grade Portfolio	DFA Commodity Strategy Portfolio
DFA Short-Term Extended Quality Portfolio	DFA International Real Estate Securities Portfolio
DFA Short-Term Government Portfolio	DFA Real Estate Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio

JNL Series Trust
JNL/DFA International Core Equity Fund

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

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In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed-income markets through investment in the Underlying Funds, the Fund further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this prospectus, the Fund invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed-income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities.

The Fund and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund or Underlying Fund. Certain fixed-income Underlying Funds use foreign currency contracts to hedge foreign currency risks, hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed-income Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Underlying Fund’s total return. Certain fixed-income Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. Also, the Underlying Funds may lend their portfolio securities to generate additional income.

Some of the Underlying Funds, particularly those classified as fixed income, may hold a significant amount of junk bonds in order to execute their investment strategy.

In addition to other short-term investments, the Fund and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Investment style risk
●	Foreign regulatory risk
●	Profitability investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	License termination risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for DFA Fund Groups for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

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The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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JNL/DFA International Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe. Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), generally defines the “International Universe” as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Sub-Adviser. The Fund’s increased exposure to small-capitalization, value, and high-profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small-capitalization, value, and/or high-profitability companies. The Sub-Adviser considers an equity issuer to be a growth company primarily because it has a high price in relation to its book value. The Sub-Adviser considers securities to be value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Fund invests. The criteria the Sub-Adviser uses for assessing growth, value, or profitability are subject to change from time to time. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

Under normal circumstances, the Fund intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

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●	Equity securities risk
●	Foreign securities risk
●	Currency risk
●	Small-capitalization investing risk
●	Investment style risk
●	Profitability investment risk
●	Derivatives risk
●	Securities lending risk
●	Cybersecurity risk
●	Market risk
●	Managed portfolio risk
●	Company risk
●	Stock risk
●	Depositary receipts risk
●	Forward and futures contract risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Exchange-traded funds investing risk
●	Investment in other investment companies risk
●	Investment strategy risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2019, assets under management for the Sub-Adviser and its affiliated advisors totaled approximately $609 billion.

The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

William Collins-Dean is a Senior Portfolio Manager and Vice President of the Sub-Adviser. Mr. Collins-Dean has an MBA from the University of Chicago Booth School of Business and a BS from Wake Forest University. Mr. Collins-Dean joined the Sub-Adviser in 2014, has been a portfolio manager since 2016 and has been responsible for the Fund since June 2019.

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Jed S. Fogdall is Global Head of Portfolio Management and Vice President of the Sub-Adviser and Chairman of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a Portfolio Manager in 2004, has been co-head of the Sub-Adviser's portfolio management group since 2012, and has been responsible for the Fund since June 2019.

Mary T. Phillips is Deputy Head of Portfolio Management, North America and Vice President of the Sub-Adviser and a member of the Investment Committee. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Sub-Adviser in 2012, has been a portfolio manager since 2014, and has been responsible for the Fund since June 2019.

Bhanu P. Singh is a Senior Portfolio Manager and Vice President of the Sub-Adviser. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Sub-Adviser originally in 2003, has been a portfolio manager since 2012 and has been responsible for the Fund since June 2019.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2018.

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JNL/DFA U.S. Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the U.S. Universe. The Sub-Adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Fund’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth or low profitability companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. An equity issuer is considered a value company primarily because it has a low price in relation to its book value. In assessing growth and value, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Fund invests. The criteria the Sub-Adviser uses for assessing growth, value, or profitability are subject to change from time to time.

The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Small-capitalization investing risk
●	Investment style risk
●	Profitability investment risk
●	Derivatives risk
●	Securities lending risk
●	Cybersecurity risk
●	Accounting risk
●	Company risk
●	Financial services risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Sub-Adviser’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Fund’s principal investment strategies. In these circumstances, the Fund may be unable to achieve its investment objective.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds and ETFs may involve a duplication of certain fees and expenses. There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	Convertible securities risk
●	Counterparty risk
●	Exchange-traded funds investing risk
●	Expense risk
●	Investment in other investment companies risk
●	Investment momentum style risk
●	Investment strategy risk
●	Leverage risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2019, assets under management for the Sub-Adviser and its affiliated advisors totaled approximately $609 billion.

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The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

Joel P. Schneider is Deputy Head of Portfolio Management, North America and Vice President of DFA. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, a MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined DFA in 2011, has been a portfolio manager since 2013, and has been responsible for the Fund since April 2019.

Jed S. Fogdall is Global Head of Portfolio Management and Vice President of the Sub-Adviser and Chairman of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a Portfolio Manager in 2004, has been co-head of the Sub-Adviser's portfolio management group since 2012, and has been responsible for the Fund since 2012.

Lukas J. Smart is a Senior Portfolio Manager and Vice President of the Sub-Adviser. Mr. Smart holds an MBA from the University of Chicago Booth School of Business, and a BA from the University of San Diego. Mr. Smart joined the Sub-Adviser in 2007, has been a Portfolio Manager since 2010, and has been responsible for the domestic portfolios since 2015. Mr. Smart has been responsible for the Fund since April 2017.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/DFA U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Principal Investment Strategies. The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. small-capitalization companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-capitalization company, the greater its representation in the Fund. Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, value, profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a low price in relation to their book value. In assessing value, the Sub-Adviser may consider additional factors such as price to cash flow or price earnings ratios. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by current assets or book value. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country that the Fund invests. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies. As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2019, the market capitalization of a small-capitalization company would be $6.5 billion or below. This threshold will change due to market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Small-capitalization investing risk
●	Derivatives risk
●	Securities lending risk
●	Cybersecurity risk
●	Accounting risk
●	Company risk
●	Foreign regulatory risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Sector risk
●	Stock risk
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●	Profitability investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). For purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The Fund also may purchase securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Fund. Generally, it is the intention of the Fund to purchase the stock of eligible companies using a market capitalization weighted approach (see below).

The Fund intends to invest in the securities of eligible companies using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Sub-Adviser for a variety of reasons. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, as well as other factors determined to be appropriate by the Sub-Adviser given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Sub-Adviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criterion if the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Sub-Adviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in the Fund may be acquired in exchange for the issuance of shares. While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Sub-Adviser will identify companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Sub-Adviser’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds and ETFs may involve a duplication of certain fees and expenses.

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In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Sub-Adviser’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Fund’s principal investment strategies. In these circumstances, the Fund may be unable to achieve its investment objective.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Expense risk
●	Financial services risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2019, assets under management for the Sub-Adviser and its affiliated advisors totaled approximately $609 billion.

The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

Jed S. Fogdall is Global Head of Portfolio Management and Vice President of the Sub-Adviser and Chairman of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a Portfolio Manager in 2004, has been co-head of the Sub-Adviser's portfolio management group since 2012, and has been responsible for the Fund since September 2012.

Joel P. Schneider is Deputy Head of Portfolio Management, North America and Vice President of DFA. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, a MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined DFA in 2011, has been a portfolio manager since 2013, and has been responsible for the Fund since July 2015.

Marc C. Leblond is a Senior Portfolio Manager and Vice President of DFA. Mr. Leblond holds an MBA from the University of Chicago Booth School of Business and an MSc degree in mechanical engineering from Columbia University. Mr. Leblond joined the Sub-Adviser as a Portfolio Manager in 2015, and has been responsible for the Fund since April 2020.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/DoubleLine® Core Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize current income and total return.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-Income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign subordinated or junior subordinated bank debt, including Tier 1 preferred or hybrid bank debt, and Tier 2 debt); mortgage-backed securities; asset-backed securities (“ABS”); foreign securities (corporate, currencies and government); emerging market securities (corporate, quasi-sovereigns and government); bank loans and assignments; ABS loans and other securities bearing fixed or variable interest rates of any or no maturity. Such Fixed-Income instruments may be indexed to inflation by certain issuers. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years, as calculated by DoubleLine. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund invests primarily in investment grade debt securities, but may invest up to 33 1/3% of its total assets in high-yield securities (“junk bonds”), bank loans or assignments rated BB+ or lower by Moody’s or equivalently rated by S&P Global Ratings, Fitch Inc., Kroll, DBRS, Morningstar, or any other NRSRO, or, if unrated, determined by DoubleLine to be of comparable quality. DoubleLine does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest up to 30% of its total assets in securities or derivatives denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index. The Fund will invest up to 20% of its respective assets in any combination of mortgage-related and/or other asset-backed interest only, principal only or inverse floater securities.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities or ABS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may invest in securities issued by companies in the financial services sector.

To the extent permitted by the Fund’s investment objectives and general investment policies, the Fund may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

The Fund may invest in derivatives based on Fixed-Income Instruments.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

●	security selection within a given sector;
●	relative performance of the various market sectors;
●	the shape of the yield curve; and
●	fluctuations in the overall level of interest rates.

DoubleLine utilizes active asset allocation in managing the Fund’s investments.

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Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Call risk
●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Credit risk
●	Currency risk
●	Debt securities ratings risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Extension risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward and futures contract risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Inflation-indexed securities risk
●	Interest rate risk
●	Investment in other investment companies risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Mortgage-related and other asset-backed securities risk
●	Options risk
●	Portfolio turnover risk
●	Prepayment risk
●	Real estate investment risk
●	Restricted securities risk
●	Settlement risk
●	Short sales risk
●	Swaps risk
●	Volatility risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

983

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund seeks to consistently add value relative to the Bloomberg Barclays U.S. Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Bloomberg Barclays U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Asset-based securities risk
●	Counterparty risk
●	Currency management strategies risk
●	Cybersecurity risk
●	Expense risk
●	Market risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Sovereign debt risk
●	Temporary defensive positions and large cash positions risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, DoubleLine had approximately $148.7 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/DoubleLine® Emerging Markets Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high total return from current income and capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund (for purposes of this section, the “Fund”) will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

Generally, fixed-income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Sub-Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index. In addition, DoubleLine Capital LP (“Sub-Adviser”) has broad discretion to identify other countries that it considers to be emerging market countries. In determining whether an issuer of non-sovereign debt is in an emerging market country, the Sub-Adviser will generally look to the issuer’s “country of risk”, as classified in Bloomberg. Bloomberg’s determination of “country of risk” is based on a number of criteria, including country of domicile, country of primary listing, country of majority revenue, and reporting currency. The Sub-Adviser may also classify a non-sovereign issuer as an emerging market issuer on a basis other than Bloomberg’s “country of risk” classification.

The Fund will generally invest in at least four emerging market countries. In allocating investments among various emerging market countries, the Sub-Adviser attempts to analyze internal political, market and economic factors. These factors may include:

●	public finances;
●	monetary policy;
●	external accounts;
●	financial markets;
●	foreign investment regulations;
●	stability of exchange rate policy; and
●	labor conditions.

The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Sub-Adviser may create a hybrid security by combining an income producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest, without limitation, in fixed-income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest up to 15% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the Sub-Adviser believes the expected debt sustainability of the country is not reflected in current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

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The Fund may invest in derivatives, which are financial contracts whose values depend on changes in the value of one or more underlying assets, reference rates, or indexes. Derivatives include, among others, options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed-income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, when the Sub-Adviser believes there are negative macro geopolitical considerations that may affect the issuer, when the Sub-Adviser determines to take advantage of a better investment opportunity, or when the individual security has reached the Sub-Adviser’s sell target. The Fund may lend its securities to increase its income.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Counterparty risk
●	Credit risk
●	Currency risk
●	Debt securities ratings risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Extension risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Government regulatory risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investment in other investment companies risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Securities lending risk
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●	Sovereign debt risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Call risk
●	Concentration risk
●	Cybersecurity risk
●	Distressed securities risk
●	Expense risk
●	Investment strategy risk
●	Latin America concentration risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Structured investments risk
●	Temporary defensive positions and large cash positions risk

A Note Regarding Debt Obligations. The terms debt security, debt obligation, bond, fixed-income instrument and fixed-income security can be used interchangeably. These terms should be considered to include any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. These terms are interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, DoubleLine had approximately $148.7 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Luz M. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group and is the lead Portfolio Manager. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with an MBA in 1994. Ms. Padilla received her BA in Economics in 1989 from Stanford University in Palo Alto, California.

Mark Christensen joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst. Mr. Christensen graduated from Brigham Young University with a BS in Business Management with an emphasis in International Finance.

Su Fei Koo joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst. Ms. Koo holds a BS in Business Administration from the University of Houston and an MBA in Finance from the University of Southern California.

987

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

988

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark.

Principal Investment Strategies. The Fund seeks to achieve its objective by looking to achieve total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector II ER USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index’s return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return approximating the Index’s return. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Note regarding Index-Based Swaps” below for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by DoubleLine Capital LP (the “Sub-Adviser”) to seek to provide additional long-term total return.

The Shiller Barclays CAPE® US Sector II ER USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The Index allocates an equally weighted notional long exposure to four U.S. sectors that are undervalued, as determined using the modified CAPE® Ratio. Each U.S. sector is represented by a sector ETF, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten U.S. sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index selects the five U.S. sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated. The Select Sector SPDR Funds are typically comprised of issuers represented in the S&P 500 Index. As of December 31, 2019, the issuers represented in the S&P 500 Index had market capitalizations ranging from $3.42 billion to $860.88 billion.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Index, the Fund will have focused exposures to the sectors making up the Index. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.

989

Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Sub-Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Sub-Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed-income funds. Debt instruments, in which the Fund may invest, include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multiclass passthrough securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) Real Estate Investment Trust (“REIT”) securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Sub-Adviser may invest Fund assets in other DoubleLine funds from time to time in order to obtain the Fund’s desired investment exposure. Investing in other DoubleLine funds involves potential conflicts of interest. For example, the Sub-Adviser or its affiliates may receive fees based on the amount of assets invested in such other investment vehicles. This and other factors may give the Sub-Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Sub-Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Sub-Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Sub-Adviser to be of comparable quality. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

990

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund’s debt instruments, under normal market conditions, the Sub-Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed-income markets and may include consideration of:

●	security selection within a given sector;
●	relative performance of the various market sectors;
●	the shape of the yield curve; and
●	fluctuations in the overall level of interest rates.

The Sub-Adviser also utilizes active asset allocation and monitors the duration of the Fund’s fixed-income securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the Sub-Adviser’s sell target.

Note regarding Index-Based Swaps. In cases where a Fund enters into a swap transaction or other transaction based on an index, the transaction pricing will typically reflect, among other things, compensation to the index sponsor for the use of the index sponsor’s intellectual property and/or index data (“Intellectual Property”) in connection with the transaction. These costs may be significant and will cause the return on the Fund’s investment in a swap transaction or other transaction based on the index to underperform the index. Barclays Bank PLC, the sponsor of the Shiller Barclays CAPE® US Sector TR USD Index, has agreed that it will not charge DoubleLine Shiller Enhanced CAPE®’s swap counterparties, if any, more than 0.38% of the notional value of any swap transactions related to the Index, for the use of its Intellectual Property. The terms of these transactions may change over time without notice to shareholders.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Asset-based securities risk
●	Company risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Counterparty risk
●	Credit risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Extension risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward foreign currency exchange contracts risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
991

●	Index investing risk
●	Indexed and inverse securities risk
●	Interest rate risk
●	Investment in other investment companies risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Municipal securities risk
●	Portfolio turnover risk
●	Prepayment risk
●	Real estate investment risk
●	Sector risk
●	Settlement risk
●	Short sales risk
●	Structured investments risk
●	U.S. Government securities risk
●	Volatility risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Inflation-indexed securities risk
●	Investment strategy risk
●	Redemption risk
●	Regulatory investment limits risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, DoubleLine had approximately $148.7 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

992

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

993

JNL/DoubleLine® Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize total return.

Principal Investment Strategies. Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (“Sub-Adviser”) to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short-term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed backed obligations, collateralized loan obligations, collateralized debt obligations, and obligations of the U.S. Government and its agencies, instrumentalities, sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies as described below, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the Sub-Adviser typically uses a controlled-risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Sub-Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus the amount of borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Sub-Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. The Fund may enter into a credit default swap on either side (making such a stream of payments or agreeing to provide the specified return).

994

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, interest-only and principal-only securities are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Sub-Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Asset-based securities risk
●	Collateralized debt obligations risk
●	Counterparty risk
●	Credit risk
●	Derivatives risk
●	Extension risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Model risk
●	Mortgage-related and other asset-backed securities risk
●	Prepayment risk
●	Real estate investment risk
●	Sector risk
995

●	Settlement risk
●	U.S. Government securities risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Income risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, DoubleLine had approximately $148.7 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Philip A. Barach is Co-Founder and President of DoubleLine. Mr. Barach has been President of DoubleLine since its inception in December 2009. Mr. Barach has a MBA in Finance and a B.A. in International Relations from the Hebrew University of Jerusalem.

Mr. Hsu joined DoubleLine at its inception in 2009. He is a portfolio manager for the DoubleLine Total Return and ABS/Infrastructure Income strategies. Mr. Hsu is a permanent member of the Fixed Income Asset Allocation and Structured Product Committees. He holds a BS in Finance from the University of Southern California and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Fidelity Institutional Asset Management® Total Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of current income.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

FIAM LLC, the Fund’s sub-adviser (“Sub-Adviser”), uses the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) as a guide in allocating the Fund’s assets across the investment-grade, high yield, and emerging market asset classes. The Sub-Adviser manages the Fund to have similar overall interest rate risk to the Index.

The Sub-Adviser may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser allocates the Fund’s assets among different asset classes, different market sectors (for example, corporate, asset-backed, or government securities), and different maturities based on Sub-Adviser’s view of the relative value of each sector or maturity.

The Sub-Adviser considers other factors when selecting the Fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund’s exposure to various risks, including interest rate risk, the Sub-Adviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Fund’s competitive universe and internal views of potential future market conditions.

The Sub-Adviser may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives, regardless of whether the Fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Sub-Adviser may invest a significant portion of the Fund’s assets in these types of investments. If the Fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Sub-Adviser’s outlook and market conditions, the Sub-Adviser may engage in these transactions to increase or decrease the Fund’s exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.

In selecting foreign securities, the Sub-Adviser’s analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. The Sub-Adviser may also consider an issuer’s potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the Fund, the Sub-Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Foreign securities risk
●	Issuer risk
●	Leverage risk
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●	Prepayment risk
●	Derivatives risk
●	Reverse repurchase agreements risk
●	Counterparty risk
●	Managed portfolio risk
●	Swaps risk
●	Forward and futures contract risk
●	Options risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Currency management strategies risk
●	Currency transaction risk
●	Cybersecurity risk
●	Emerging markets and less developed countries risk
●	Extension risk
●	Income risk
●	Investment strategy risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, Rhode Island 02917. FIAM is an indirectly held, wholly owned subsidiary of FMR LLC. As of December 31, 2019, FIAM managed approximately $98.3 billion in assets.

The Fund is managed on a team basis. The individual members of the team that are primarily responsible for the day-to-day management of the Fund’s portfolio are:

Alexandre Karam is a portfolio manager in the High Income division at Fidelity Investments. In this role, Mr. Karam manages portfolios across retail and institutional assets. Prior to assuming his current role, Mr. Karam was a research analyst in the High Income division at Fidelity Investments, focused primarily on distressed credits in a variety of industries. Before joining Fidelity in 2016, Mr. Karam was a vice president at Paulson & Company. He also previously held analyst jobs at Goldman Sachs and Morgan Stanley. Mr. Karam earned his bachelor arts degree in economics and bachelor of science degree in electrical engineering from Stanford University. He also earned his master of science degree in electrical engineering from Stanford University and his master of business administration from Harvard Business School.

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Jeffrey Moore is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Moore manages portfolios across retail and institutional assets. Additionally, he is a presenting member to Fidelity’s Asset Allocation Committee. Prior to assuming his current position, Mr. Moore was a fixed income analyst assigned to several sectors, including sovereign debt, energy, real estate investment trusts (REITs), banks, and Canada. Before joining Fidelity in 1995, Mr. Moore worked at Dominion Bond Rating Service in Toronto and at the Government of Canada’s Department of Finance. Mr. Moore was selected into the Accelerated Economist Training Program, serving at the Treasury Board and at the Privy Council Office. He has been in the financial industry since 1990. Mr. Moore earned his bachelor of arts degree, with honors, in economics from the University of Western Ontario and his master’s degree in economics from the University of Waterloo. He is also a CFA charterholder.

Celso Muñoz is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Muñoz manages portfolios across retail and institutional assets and serves as a member of the bond division’s Core/Core Plus team. Prior to assuming his current position, Mr. Muñoz was a research analyst responsible for covering the insurance and government-sponsored enterprise (GSE) industries. Previously, he served as a research analyst in the Equity division, where he most recently covered life insurance stocks and previously covered specialty pharmaceuticals, generic pharmaceuticals, and drug wholesaler stocks. Before joining Fidelity in 2005, Mr. Muñoz was an associate at Deutsche Bank. In this capacity, he was a member of the Mergers & Acquisitions group within the firm’s investment banking practice. He has been in the financial industry since 1999. Mr. Muñoz earned his bachelor of science degree in economics, with a concentration in finance as well as public policy management, from the University of Pennsylvania and his master of business administration degree from Harvard Business School. He is also a CFA charterholder.

Ford O’Neil is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. O’Neil manages various retail and institutional taxable bond funds and portfolios. Prior to assuming his current position in August 1992, Mr. O’Neil was an analyst in Fidelity’s Asset Management division. In this capacity, he was responsible for the electric utility sector. Before joining Fidelity in 1990, Mr. O’Neil was an associate in the Investment Banking department at Advest, Inc, where he advised corporations on capital raising. He has been in the financial industry since 1985. Mr. O’Neil earned his bachelor of arts degree in government from Harvard College and his master of business administration degree from The Wharton School at the University of Pennsylvania.

Michael Weaver is a portfolio manager in the High Income division at Fidelity Investments. In this role, Mr. Weaver manages portfolios across retail and institutional assets. Prior to assuming his current role, Mr. Weaver was a portfolio manager and research analyst covering Select Automotive from 2009 to 2013 and research analyst from 2005 to 2009. Before joining Fidelity in 2005, he worked as a research analyst at Janus Capital Group from 2003 to 2005, an investment banking associate at J.P. Morgan from 2000 to 2003, and an investment banking analyst at Barclays Capital from 1998 to 2000. He has been in the financial industry since 1998. Mr. Weaver earned his bachelor of science degree in economics from the Wharton School at the University of Pennsylvania.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2018.

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JNL/First State Global Infrastructure Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return through growth of capital and inflation-protected income.

Principal Investment Strategies. The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by the Fund’s sub-adviser, in which case the Fund would invest at least 30%) in non-U.S. infrastructure companies.

The Fund defines an infrastructure company as one that exhibits the characteristics of high barriers to entry, strong pricing power, predictable cash flows and sustainable growth. The Fund defines infrastructure assets, among other things, as the physical structures, networks and systems of transportation, energy, water, waste, and communication. Given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.

The Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows.

The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The foreign securities in which the Fund may invest include, but not limited to, depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in initial public offerings (“IPOs”).

The Fund may invest without limit in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security, is a security that is comprised of two parts – a trust and a share of a company – that cannot be separated from one another, and must be treated as one unit at all times (such as when buying or selling a security). The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

The Fund may invest in real estate investment trusts (“REITs”) and in limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange that meet the Fund’s definition of an infrastructure company.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction. First Sentier Investors (Australia) IM Ltd, the Fund’s sub-adviser (the “Sub-Adviser”) integrates a rigorous stock selection process with strict portfolio management risk controls. Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, thoroughly analyzed, and then ranked by value and quality. This provides an indication of the portfolio holdings, as derived from a purely bottom-up basis. The Fund is then constructed, based primarily on these rankings. Regional and sector risks are also monitored as a risk management overlay. This aims to ensure appropriate portfolio diversification along both country and sector lines.

The Sub-Adviser’s sell discipline is driven by a security moving to a lower position within their value and quality ranking system. This can occur through:

●	A rise in a company’s share price, leading to decreased upside potential and a lower value ranking.
●	A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking.
●	A downgrade of a company’s quality score, leading to a lower quality ranking.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Fund not achieving its investment objective during that period.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Infrastructure companies risk
●	Equity securities risk
●	Company risk
●	Stock risk
●	Sector risk
●	Market risk
●	Investment strategy risk
●	Managed portfolio risk
●	Foreign regulatory risk
●	Foreign securities risk
●	European investment risk
●	Emerging markets and less developed countries risk
●	Currency risk
●	Stapled securities risk
●	Master limited partnership risk
●	Regulation S securities risk
●	Rule 144A securities risk
●	Investments in IPOs risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	Natural resource related securities risk
●	Real estate investment risk
●	Accounting risk
●	Issuer risk
●	Depositary receipts risk
●	Preferred stock risk
●	Concentration risk
●	Volatility risk
●	Liquidity risk
●	Portfolio turnover risk
●	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

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In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is First Sentier Investors (Australia) IM Ltd (“First State”), which is located at Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Barangaroo NSW 2000 Australia, and has been engaged as Sub-Adviser to manage the investments of the Fund since August 2018. First State is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and registered with the SEC.

Peter Meany is Head of Global Listed Infrastructure at First State. Mr. Meany is responsible for managing infrastructure securities on behalf of institutional and wholesale clients in Asia-Pacific, Europe, the Middle East and North America. Since establishing the strategy in 2007, he has built a high quality team of infrastructure specialists and delivered consistent outperformance through a wide range of market conditions.

Mr. Meany has more than 20 years’ experience in the infrastructure industry. Prior to his time at First State, he was responsible for research coverage of the Infrastructure & Utilities sectors at Credit Suisse (Australia). Mr. Meany also gained experience at Credit Suisse as an analyst in the telecoms and energy sectors. He started his career as an analyst at Macquarie Equities when the infrastructure sector was in its infancy. Mr. Meany holds a Bachelor Economics (Finance) from Macquarie University.

Andrew Greenup is Deputy Head of Global Listed Infrastructure and a Senior Portfolio Manager. Mr. Greenup co-founded the Global Listed Infrastructure Securities Fund in 2007. He brings to this role 20 years’ investment experience, a strong stock picking track record and portfolio management experience. In 2005, Mr. Greenup joined First State as a senior analyst in the Australian Equities - Core team.

Prior to his time at First State, Mr. Greenup worked at Allianz Global Investors as a senior analyst in Australian equities. Before funds management, Andrew worked at Credit Suisse First Boston as an equities analyst for eight years. During his time in financial markets, Andrew has researched a broad cross section of industries including Infrastructure, Utilities, Transportation, Developers & Contractors, Retailing, Food & Beverages, Gaming, Media, Insurance and Diversified Financials.

Mr. Greenup holds a Bachelor Business (First Class Honours) from the Queensland University of Technology (QUT) and was awarded the QUT University medal. He has completed a Graduate Diploma in Applied Finance & Investment from the Financial Services Institute of Australasia and a Postgraduate Diploma in International Relations from Macquarie University. He is an Associate of the Australian Institute of Company Directors, a Fellow of the Financial Services Institute of Australia, and a member of the Australian Institute of International Affairs.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Franklin Templeton Global Multisector Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers located anywhere in the world, including developing markets (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures and may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.); the Fund’s investments will generally be invested outside the United States.

The Fund may invest in fixed-income and debt securities of any maturity or credit quality and does not attempt to maintain any pre-set average portfolio maturity or duration. The average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The Fund may buy bonds rated in any category, including securities in default. Bonds rated in the top four rating categories by at least one independent rating agency, such as S&P Global Ratings or Moody's Investors Service (“Moody’s”), are considered to be “investment grade.” However, ratings by the independent rating agencies are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of securities. Securities rated BB or lower by S&P Global Ratings or Ba or lower by Moody’s or are unrated but determined to be of comparable quality are considered to be below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer’s creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as “junk bonds.” If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

Many debt securities of non-U.S. issuers, and especially developing market issuers, are rated below investment grade or are unrated so that their selection depends on the Sub-Adviser’s internal analysis.

The Fund may invest in asset-backed securities, mortgage-backed securities and mortgage dollar rolls. An asset-backed security is a security backed by loans, leases, and other receivables. A mortgage-backed security is an interest in a pool of mortgage loans made by and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, principally currency and cross currency forwards, but it may also invest in currency and currency index futures contracts and in currency options. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may also represent, from time to time, a large component of the Fund’s investment returns. The use of derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); swap agreements (which may include interest rate and credit default swaps); and options on interest rate or bond futures; and options on interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

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The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. By way of example, when the Sub-Adviser believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross currency forward will tend to reduce or eliminate exposure to the currency that is sold, and add or increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. When used for hedging purposes, a cross currency forward will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund may be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund also may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

The Sub-Adviser allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the Sub-Adviser believe another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

1004

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	Sovereign debt risk
●	Income risk
●	Market risk
●	Interest rate risk
●	Currency risk
●	Currency management strategies risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Non-hedging foreign currency trading risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Managed portfolio risk
●	China and India country specific risk
●	U.S. Government securities risk
●	Credit risk
●	Debt securities ratings risk
●	Inflation-indexed securities risk
●	Liquidity risk
●	Swaps risk
●	Foreign exchange and currency derivatives trading risk
●	Forward foreign currency exchange contracts risk
●	Hedging instruments risk
●	Currency transaction risk
●	Counterparty risk
●	Settlement risk
●	Government regulatory risk
●	Foreign regulatory risk
●	Investment in money market funds risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Forward and futures contract risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
1005

●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $376.6 billion in assets as of December 31, 2019.

The Fund is managed by the Sub-Adviser's professional investment team focused on investments in government and sovereign debt. . The portfolio managers responsible for the Fund are:

Michael Hasenstab Ph.D. (Executive Vice President, Portfolio Manager, and Chief Investment Officer, Templeton Global Macro of Franklin Advisers) has been a lead portfolio manager of the Fund since its inception in 2011. Dr. Hasenstab is executive vice president and chief investment officer for Templeton Global Macro, which conducts in-depth global macroeconomic analysis covering thematic topics, regional and country analysis, and interest rate, currency and sovereign credit market outlooks. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. In addition, Dr. Hasenstab is economic advisor to the CEO of Franklin Resources, Inc., providing his perspective and insight through the lens of Templeton Global Macro. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

Christine Zhu (Vice President, Portfolio Manager, Director of Portfolio Construction and Quantitative Analysis of Templeton Global Macro of Franklin Advisers) is a portfolio manager for several funds and separate accounts. Ms. Zhu leads the team’s quantitative research and is responsible for developing strategies and procedures for portfolio construction, risk management, and dispersion management. Ms. Zhu joined Franklin Templeton in 2007. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1006

JNL/Franklin Templeton Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.

Principal Investment Strategies. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).

When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's and Sub-Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Fixed-income risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Investment style risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Credit risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
1007

●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Company risk
●	Concentration risk
●	Counterparty risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's and Sub-Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $376.6 billion in assets as of December 31, 2019.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The sub-sub-advisers to the Fund are Franklin Templeton Institutional, LLC (“FT Institutional”), located at 600 Fifth Avenue, New York, New York 10020 and Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.

Tom Nelson, CFA, CAIA (Senior Vice President and Director of Portfolio Management, Multi-Asset Solutions of Franklin Advisers), is a member of the Investment Strategy and Research Committee (“ISRC”). Mr. Nelson is portfolio manager for a number of funds offered for sale in various jurisdictions. He is lead portfolio manager for number of Franklin strategies. Mr. Nelson joined Franklin Templeton Investments in 2007 and co-founded the firm’s quantitative research services group upon joining the company. He moved to Multi-Asset Solutions of Franklin Advisers in 2009. Prior to working at Franklin Templeton, Mr. Nelson worked for Bloomberg LP from 1991 to 2007, where he was most recently manager of the Americas market specialist teams. Mr. Nelson holds a B.S. in accounting from the University of Delaware. He is a Chartered Financial Analyst (“CFA”) Charterholder and a Chartered Alternative Investment Analyst (“CAIA”) charterholder. He is a member of the CFA Institute, the New York Society of Security Analysts and the Chartered Alternative Investment Analyst Association.

1008

Wylie Tollette, CFA, CPA (Executive Vice President and Head of Client Investment Solutions, Multi-Asset Solutions of Franklin Advisers), oversees client investment solution development for Franklin’s multi-asset platform. Mr. Tollette and his team partner closely with the company’s global distribution groups on all multi-asset solutions opportunities across a broad range of clients. Prior to rejoining Franklin Templeton, Mr. Tollette served as chief operating investment officer at CalPERS, the largest defined benefit public pension fund in the U.S. There, he helped lead initiatives focused on enhancing the portfolio and investment decision-making process, engaged the CalPERS Board and various constituents, and helped redesign the asset allocation and investment strategy committee. Mr. Tollette was also responsible for the investment performance and risk analytics, investment policy, investment manager engagement, operations, compliance, and business planning areas. Prior to his time at CalPERS, Mr. Tollette worked at Franklin Templeton for almost 20 years, including as head of the Performance Analytics and Investment Risk Group, which was responsible for collaboratively defining, measuring, and managing investment risk and performance across all Franklin Templeton products and clients. Mr. Tollette received a B.S. from the University of California, Davis and received his Master of Science in finance from the University of London. He is a Chartered Financial Analyst (“CFA”) charterholder and is a member of the CFA Association of Sacramento and San Francisco. He has served on a number of the CFA Institute’s committees, including the GIPS® Technical committee. He also holds a CPA designation and is a member of the American Institute of Certified Public Accountants.

May Tong, CFA (Senior Vice President and Portfolio Manager, Multi-Asset Solutions of Franklin Advisers) has portfolio management responsibilities for U.S.-based funds and strategies. Ms. Tong joined Franklin Templeton Investments in June 2018 with 17 years of industry experience. Prior to that, Ms. Tong was portfolio manager and head of portfolio implementation and management for Voya Investment Management’s Multi-Asset Strategies and Solutions Team. In that role, she was responsible for target-date, target-risk, 529 plans, multi-manager, retirement income, and portable alpha strategies. Previously, she was a trader/portfolio manager for index and quantitative funds with Merrill Lynch Investment Manager’s Quantitative Advisors group before its merger with BlackRock. Ms. Tong holds a B.S. in accounting and finance from Boston College, and an M.B.A. from Columbia University. She is a Chartered Financial Analyst (“CFA”) charterholder.

Edward D. Perks, CFA (President and Chief Investment Officer, Multi-Asset Solutions of Franklin Advisers) has been a manager of the Fund since its inception. Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Templeton Equity, with oversight of several Franklin Templeton equity teams. He has also served as CIO-Franklin Equity Group (FEG), an evolution from his previous role as director of portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1009

JNL/Franklin Templeton Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund has significant ability to invest in a broad range of investments and may shift its investments from one asset class to another based on the Sub-Adviser's analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stock, including those with dividend yields the Sub-Adviser believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of industries but from time to time, based on economic conditions, the Fund may have significant investments in certain sectors, particularly healthcare and financials.
Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes called “junk bonds”), including a portion in defaulted securities. Securities rated in the top four ratings categories by independent rating organizations such as S&P Global Ratings and Moody's Investors Service (“Moody’s”) are considered investment grade. Securities rated Ba or lower by Moody's or BB or lower by S&P Rating Services are considered to be below investment grade. If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company. The Fund may lend its securities to increase its income.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. In analyzing both corporate debt and equity securities, the Sub-Adviser considers a variety of factors, including:

●	a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
●	the experience and strength of the company's management;
●	the company's changing financial condition and market recognition of the change;
●	the company's sensitivity to changes in interest rates and business conditions; and
●	the company's debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the Sub-Adviser considers the effects of the regulatory environment on utilities companies. The Sub-Adviser also considers a company’s price-earnings ratio, profit margins and liquidation value. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations.

The Fund may invest up to 15% of its net assets in equity-linked notes (“ELNs”), including up to 2% of the Fund’s net assets in equity-linked notes on commodity-linked ETFs. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative. The Fund may also buy and sell ETFs and options on ETFs.

1010

The Fund may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts and currency futures contracts when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific currency, at a specified price at a specified later date that trade on an exchange. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. For example, when the Sub-Advisor expects the price of a stock held by the Fund to decline in value, the Fund may also purchase put options that are expected to increase in value as the market price of the stock declines to hedge against such anticipated decline in value. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Equity securities risk
●	Fixed-income risk
●	Market risk
●	Investment style risk
●	Investment strategy risk
●	Managed portfolio risk
●	Credit risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Income risk
●	Debt securities ratings risk
●	Convertible securities risk
●	Equity-linked notes (ELNs) risk
●	Concentration risk
●	Sector risk
●	Financial services risk
●	Foreign securities risk
●	U.S. Government securities risk
●	Liquidity risk
●	Company risk
●	Issuer risk
●	Stock risk
●	Depositary receipts risk
●	Derivatives risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Foreign regulatory risk
●	Securities lending risk
●	Portfolio turnover risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1011

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Accounting risk
●	Commodity-linked derivatives risk
●	Commodity-linked notes risk
●	European investment risk
●	Exchange-traded funds investing risk
●	Prepayment risk
●	Settlement risk
●	Call risk
●	Currency risk
●	Cybersecurity risk
●	Distressed debt risk
●	Expense risk
●	Leverage risk
●	Mortgage-related and other asset-backed securities risk
●	Preferred stock risk
●	Redemption risk
●	Regulatory investment limits risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $376.6 billion in assets as of December 31, 2019.

The portfolio managers responsible for the Fund are:

Edward D. Perks, CFA (President and Chief Investment Officer, Multi-Asset Solutions of Franklin Advisers) has been a manager of the Fund since its inception. Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Templeton Equity, with oversight of several Franklin Templeton equity teams. He has also served as CIO-Franklin Equity Group (FEG), an evolution from his previous role as director of portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

Brendan Circle, CFA (Portfolio Manager and Research Analyst of Franklin Advisers, Inc.) is a portfolio manager and research analyst for Franklin Templeton Multi-Asset Solutions. His responsibilities include assisting in the management of multi-asset strategies. Mr. Circle also specializes in the analysis of corporate bonds. Mr. Circle joined Franklin Templeton Investments in 2014. Prior to this current role, he served as a research analyst for the Franklin Templeton Fixed Income Group, focusing on high yield corporate bonds. Previously, Mr. Circle worked as a senior portfolio management associate at PIMCO, specializing in Global Investment Grade Credit portfolio strategies. Mr. Circle holds an A.B. in economics from Princeton University and an M.B.A. from the University of Chicago Booth School of Business. Mr. Circle is a Chartered Financial Analyst (CFA), as well as a member of the CFA Institute and the CFA Society of San Francisco.

Todd Brighton, CFA (Senior Vice President and Portfolio Manager of Franklin Advisers) is senior vice president and head of investment portfolio management for Franklin Templeton Multi-Asset Solutions. Mr. Brighton joined Franklin Templeton Investments in 2000. His prior responsibilities have included the analysis of equity and equity-linked investments, and the development of volatility-based strategies for the Franklin Equity Group. Mr. Brighton earned his B.S. degree in Managerial Economics from the University of California, Davis. He is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society of San Francisco.

1012

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1013

JNL/Franklin Templeton International Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies, located outside the U.S., including those of emerging or developing markets. Under unusual circumstances and on a temporary basis, the Fund may also invest a portion of its assets in equity securities of larger foreign companies.

For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund, from time to time, may have significant investments in a particular sector or country. The Fund may invest more than 25% of its assets in the securities of issuers located in any one country.

The Fund may invest up to 10% of its net assets in securities of companies that operate as real estate investment trusts (“REITs”) and similar REIT-like entities domiciled outside the U.S.

The Fund also invests in depositary receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In choosing individual equity investments, the Sub-Advisers utilize a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. This includes an assessment by the investment manager of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a company. In narrowing down the universe of eligible investments, the Sub-Advisers employ a quantitative and qualitative approach to identify smaller international companies that the Sub-Advisers believe have the potential to generate attractive returns.

The Sub-Advisers do not select investments for the Fund that are merely representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive investment opportunities. While the manager seeks to outperform the benchmark index applicable to each sleeve of the Fund, it does not seek to replicate an index with its portfolio investments for either sleeve.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Stock risk
●	Equity securities risk
●	Company risk
●	Accounting risk
●	Managed portfolio risk
●	Mid-capitalization and small-capitalization investing risk
●	Concentration risk
●	Foreign securities risk
●	Currency risk
●	Foreign regulatory risk
1014

●	Emerging markets and less developed countries risk
●	European investment risk
●	Financial services risk
●	Investment style risk
●	Depositary receipts risk
●	Cyclical opportunities risk
●	Exchange-traded funds investing risk
●	Liquidity risk
●	Real estate investment risk
●	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	China and India country specific risk
●	Cybersecurity risk
●	Expense risk
●	Investment in other investment companies risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The sub-advisers to the Fund are Franklin Templeton Institutional, LLC (“FT Institutional”), located at 600 Fifth Avenue, New York, New York 10020 and Templeton Investment Counsel, LLC (“Templeton Investment”), located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301.

FT Institutional and Templeton Investment are both indirect subsidiaries of Franklin Resources, Inc.

Together, FT Institutional, Templeton Investment and its affiliates manage over $24.6 trillion (combined) in assets as of December 31, 2019.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies. The portfolio managers are as follows:

Edwin Lugo, CFA (Senior Vice President of Franklin Equity Group) is a senior vice president and the lead portfolio manager for the Franklin Global Small-Cap Team, including European, non-U.S. and global separate accounts and mutual funds. In addition, he researches small- and mid-capitalization companies. Prior to joining Franklin Templeton in 2006, Mr. Lugo was an equity owner and a vice president with Brown Capital, leading growth investing in the International Division. Previously, he was a vice president, research analyst and portfolio manager with Templeton. Mr. Lugo entered the financial services industry in 1990. Mr. Lugo holds an M.B.A. in finance from Columbia University. He is a Chartered Financial Analyst (CFA) charterholder, a board member of the CollegeBound Foundation and an alumnus of the Robert A. Toigo Foundation.

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Harlan Hodes, CPA (Executive Vice President of Templeton Investment) manages the U.S. retail Templeton Global Small Companies Fund and small-cap institutional portfolios, including Templeton International Smaller Companies Fund and TIF Foreign Smaller Companies Fund. In addition, he has global research responsibilities for small-cap consumer goods. He joined Templeton Investment in 2001. Mr. Hodes holds a B.A. from the University of Michigan and an M.B.A. for the Leonard N. Stern School of Business at New York University. He is a Certified Public Accountant (C.P.A.) and a member of the American Institute of Certified Public Accountants.

Pankaj Nevatia, CPA (Vice President of Franklin Equity Group) is a vice president, portfolio manager and research analyst for Franklin Equity Group. He participates in the management of the Franklin International Small Cap and Global Small Mid Cap strategies, including mutual funds and separate accounts, in addition to generalist research responsibilities for global small and mid-capitalization stocks. Prior to joining Franklin Templeton in 2010, Mr. Nevatia worked in the Global Growth Equities Division at AllianceBernstein and in equity research at Cowen and Company. He entered the financial services industry in 2004. Mr. Nevatia holds an M.B.A. from Fordham University, and a postgraduate diploma in computer applications and a B.Com from Bharathiar University in India. He is a Chartered Financial Analyst (CFA) charterholder.

The portfolio managers of the Fund have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/GQG Emerging Markets Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of emerging market companies.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the Fund invests may be illiquid or thinly traded securities. The Fund may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) GQG Partners LLC (“Sub-Adviser”) otherwise believes that the company’s assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Sub-Adviser believes that the company’s growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund’s investments, the Sub-Adviser pursues a “growth style” of investing through which it seeks to capture market upside while limiting downside risk through full market cycles by combining a rigorous screening process with fundamental analyses to seek to identify and invest in companies that the Sub-Adviser believes have favorable long-term economic prospects. Specifically, the Sub-Adviser seeks to buy companies that it believes are reasonably priced, have strong fundamental business characteristics, sustainable relative earnings growth and the ability to outperform peers over a full market cycle, and can sustain the value of their securities in a market downturn, while the Sub-Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage. The Sub-Adviser may sell a company if it believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Sub-Adviser has otherwise lost conviction in the company. The Sub-Adviser may also sell a company if the company has met its price target or is involved in a business combination, if the Sub-Adviser identifies a more attractive investment opportunity, or the Sub-Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal, and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Sub-Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

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●	Equity securities risk
●	Market risk
●	Managed portfolio risk
●	Large-capitalization investing risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Currency risk
●	Concentration risk
●	Investment style risk
●	Depositary receipts risk
●	Investing in China A Shares risk
●	Investing through Stock Connect risk
●	Mid-capitalization and small-capitalization investing risk
●	Participation note risk
●	Foreign regulatory risk
●	Redemption risk
●	Liquidity risk
●	Investments in IPOs risk
●	Commodity ETF risk
●	Portfolio turnover risk
●	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Latin America concentration risk
●	Redemption risk
●	Securities lending risk
●	Frontier market countries risk
●	Temporary defensive positions and large cash positions risk
●	Regulatory investment limits risk
●	Russia investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is GQG Partners LLC (“GQG”), a Delaware limited liability company founded in 2016. GQG is an SEC registered investment adviser. GQG’s principal place of business is located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301. The Sub-Adviser provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies.

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Rajiv Jain, Chairman and Chief Investment Officer of GQG, serves as the sole Portfolio Manager of the Fund. Prior to joining the GQG in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.

Sudarshan Murthy, CFA, Senior Investment Analyst of GQG, serves as the Deputy Portfolio Manager of the Fund. Prior to joining GQG in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006. Mr. Murthy earned an MBA from The Wharton School of Business at the University of Pennsylvania, where he graduated as a Palmer Scholar (top 5% of graduating class). He also received a Post Graduate Diploma in Management from the Indian Institute of Management, Calcutta and a Bachelor of Engineering from the National Institute of Technology, Surathkal, in India. Mr. Murthy is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Harris Oakmark Global Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Harris Associates L.P.’s (“Sub-Adviser”) estimate of the company’s intrinsic value. By “intrinsic value,” the Sub-Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Fund’s Sub-Adviser believes that investing in securities priced significantly below what the Sub-Adviser believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.

The Sub-Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Sub-Adviser believes are the companies’ intrinsic values. In assessing such companies, the Sub-Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) a high level of ownership by management.

In making its investment decisions, the Sub-Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Sub-Adviser uses independent, in-house research to analyze each company. The Sub-Adviser does not rely upon recommendations generated from other brokerage investment firms, generally referred to as the “Street.” As part of this selection process, the Sub-Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Sub-Adviser identifies a stock that it believes is selling at a significant discount compared to the Sub-Adviser’s estimate of the company’s intrinsic value and the company has one or more of the additional qualities mentioned above, the Sub-Adviser may consider buying that stock for the Fund. The Sub-Adviser usually sells a stock when the price approaches it’s estimated intrinsic value. This means the Sub-Adviser sets specific “buy” and “sell” targets for each stock held by the Fund. The Sub-Adviser also monitors each holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Sub-Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds thirty to sixty stocks, and as a result, a significant percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Stock risk
●	Volatility risk
●	Concentration risk
●	Foreign securities risk
●	European investment risk
●	Currency risk
●	Foreign regulatory risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Sector risk
●	Company risk
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●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	Investment style risk
●	Investment strategy risk
●	Accounting risk
●	Financial services risk
●	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Government regulatory risk
●	Expense risk
●	Hedging instruments risk
●	Cybersecurity risk
●	Regulatory investment limits risk
●	Portfolio turnover risk
●	Redemption risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	China and India country specific risk
●	Pacific Rim investing risk
●	Russia investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Harris Associates L.P. (“Harris”), located at 111 South Wacker Drive, Suite 4600, Chicago, IL 60606. Harris is a limited partnership managed by its general partner, Harris Associates, Inc. (“HAI”). As of December 31, 2019, Harris had $120 billion in assets under management. Harris and HAI are wholly-owned subsidiaries of Natixis Investment Managers, L.P., an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Investment Managers is owned by Natixis, a French investment banking and financial services firm that is principally owned by BPCE, France’s second largest banking group. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970.

The Fund’s portfolio is managed by Anthony P. Coniaris, CFA, David G. Herro, CFA, and Michael L. Manelli, CFA, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Herro and Mr. Manelli have each been a portfolio manager of the Fund since its inception. Mr. Coniaris became a portfolio manager of the Fund in January 2017.

Anthony P. Coniaris, CFA, is the Co-Chairman, Portfolio Manager at Harris. He joined Harris in 1999. Mr. Coniaris has a MBA from Northwestern University and a BA from Wheaton College.

David G. Herro, CFA, is the Deputy Chairman, Chief Investment Officer of International Equities and a Portfolio Manager at Harris. He joined Harris in 1992. Mr. Herro has an MA from the University of Wisconsin-Milwaukee and a BS from the University of Wisconsin-Platteville.

Michael L. Manelli, CFA, is a Vice President, a Portfolio Manager and an Analyst at Harris. He joined Harris in 2005. Mr. Manelli has a BBA from the University of Iowa.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Heitman U.S. Focused Real Estate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to achieve long-term total return.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund considers a real estate company to be operating in the United States if the real estate company: (i) is organized in the United States, (ii) trades principally in a United States market, or (iii) derives at least 50% of its revenue from or has at least 50% of its assets located in, the United States. The Fund typically invests in equity securities issued by small to medium capitalization real-estate companies, but the Fund’s investments are not limited to a particular capitalization range.

The Fund may invest without limit in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.

The Fund may invest in common stocks. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The Fund may invest in IPOs. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commission and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

The Fund may sell securities regardless of how long they have been held if Heitman Real Estate Securities LLC, the Fund’s sub-adviser (“Sub-Adviser”), determines that a current position has become overvalued relative to its peers, if a company makes a strategic decision with which the Sub-Adviser disagrees, if the Sub-Adviser finds an opportunity that it believes is more compelling, or if the Sub-Adviser’s outlook on the company or market changes.

The Sub-Adviser makes investment decisions through a bottom-up strategy, focusing on individual security selection. To guide the portfolio construction process, the Sub-Adviser incorporates both quantitative and qualitative analysis in real estate securities. The Sub-Adviser analyzes factors such as management, financial condition, cash flow, and company’s growth potential estimates to select companies in the real estate industry that it believes will make attractive long-term investments. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector variety, liquidity and other factors are considered and drive the Sub-Adviser’s investment decisions. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Sub-Adviser may also consider environmental, social, and governance factors in its fundamental investment analysis.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Concentration risk
●	Real estate investment risk
●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Issuer risk
●	Managed portfolio risk
●	Market risk
●	Interest rate risk
●	Mid-capitalization and small-capitalization investing risk
●	Portfolio turnover risk
●	Investments in IPOs risk
●	Regulatory investment limits risk
●	Preferred stock risk
●	Investment in other investment companies risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
●	ESG (Environmental, Social & Governance) investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Liquidity risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Heitman U.S. Focused Real Estate Fund is Heitman Real Estate Securities LLC (“Heitman”), with principal offices at 191 N. Wacker Drive, Suite 2500, Chicago, Illinois 60606. Heitman has provided investment management services to its clients since 1989 and specializes in publicly traded equity securities of North American companies principally engaged in the real estate industry, including REITS. Heitman was established in 1989 and has been a SEC-registered investment adviser since January 1995. As of December 31, 2019, Heitman had approximately $5.4 billion in assets under management.

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Jerry Ehlinger is the Senior Managing Director and the Lead Portfolio Manager of Heitman LLC’s (Heitman’s parent company) North American Public Real Estate Securities group. He also serves on the group’s Global Investment Committee and co-manages the group’s global real estate securities strategies. Throughout his career, Mr. Ehlinger has held a number of related investment positions in the REIT industry. Before joining Heitman in 2013, Mr. Ehlinger was Lead Portfolio Manager and Head of Real Estate Securities, Americas at DB/RREEF Real Estate. Prior, Mr. Ehlinger served as Senior Vice President and Portfolio Manager of Heitman LLC’s real estate securities group from 2000 to 2004. He began his career at Morgan Stanley in 1996 where he primarily covered the REIT sector both as a sell-side analyst and as a senior research associate at Morgan Stanley Asset Management. Mr. Ehlinger received an MS in Finance, Investment and Banking from the University of Wisconsin-Madison and a BS in Finance from the University of Wisconsin-Whitewater. Among other professional affiliations, Mr. Ehlinger is a member of the NAREIT Real Estate Investment Advisory Council, National Multi Housing Council, International Council of Shopping Centers, the CFA Institute, and the CFA Society of Chicago.

Jeffrey Yurk, CFA is Senior Vice President and Portfolio Manager in Heitman's North American Public Real Estate Securities group. He is an equity owner of the firm. Mr. Yurk is responsible for portfolio management, including fundamental company and market analysis. In addition, he is responsible for monitoring and assessing the health of the US capital markets. He works with the firm’s Client Service & Marketing group to understand the needs, situations and objectives of the firm's clients. Prior to joining Heitman, Mr. Yurk was with Principal Global Investors, where he was responsible for providing quantitative and qualitative research on seasoned commercial mortgage-backed securities issuances. Mr. Yurk received a BBA and an MBA from the University of Wisconsin-Madison and is a CFA Charterholder.

Charles Harbin, CFA is Senior Vice President and Portfolio Manager for Heitman’s North American Public Real Estate Securities group. He is responsible for portfolio management, including fundamental company and market analysis. Prior to joining the firm, he was with Deutsche Bank/RREEF as a senior analyst/vice president, developing long/short equity and debt investments for its multi-strategy, multi-asset class hedge fund. Prior to working at RREEF, Mr. Harbin was a long/short equity analyst for Renascent Capital Management and a derivatives analyst for Prebon Yamane, a financial brokerage and consulting firm. Mr. Harbin received a BA in Economics with honors from Sewanee, The University of the South.

Mathew Spencer is Senior Vice President and Portfolio Manager for Heitman’s North American Public Real Estate Securities group. He is responsible for portfolio management, including fundamental company and market analysis for Heitman’s North American and Preferred equity strategies. Prior to joining the firm, Mr. Spencer worked for Robert W. Baird & Co. between 2011 and 2015, first as an equity research analyst and then as an equity research associate, where he was responsible for assisting in the coverage on new REITs and covering stocks across multiple property sectors. Mr. Spencer received a BA in Finance from the University of Notre Dame.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1025

JNL/Invesco Diversified Dividend Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and, secondarily, current income.

Principal Investment Strategies. The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that Invesco Advisers, Inc. (“Invesco”) believes are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments, Invesco seeks to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, Invesco estimates a target price for each security over a 2-3 year investment horizon. Invesco seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, Invesco seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. Invesco then constructs a portfolio that it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

Invesco maintains a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets its investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political, or other conditions, Invesco may temporarily use a different investment strategy for defensive purposes. If Invesco does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Foreign securities risk
●	Managed portfolio risk
●	Market risk
●	Investment style risk
●	Equity securities risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
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●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2019, Invesco Ltd. managed approximately $1.23 trillion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund's former sub-adviser ("Oppenheimer").

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Meggan Walsh, CFA (Lead Manager), Senior Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 1991. Ms. Walsh joined Invesco in 1991 as a trader of short-term taxable fixed income securities and was promoted to vice president and portfolio manager in the long-term fixed income area in 1992. In 1998, Ms. Walsh assumed portfolio management duties in Invesco’s equity department. She earned a promotion to senior portfolio manager in 2000. Ms. Walsh earned a BS degree in finance from the University of Maryland and an MBA from Loyola University Maryland. She is a CFA charterholder and a member of the Invesco Women's Network management committee.

Robert Botard, CFA, Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 1993. Mr. Botard began his career in 1991 with Transamerica and joined AIM Investments (the US retail predecessor to Invesco) in 1993. He became a quantitative analyst in 1997 after returning to AIM Investments from graduate school. He has experience spanning fundamental and quantitative equity research, trading and marketing. In 2004, he joined the Diversified Dividend team as an equity analyst and was promoted to his current role in 2011. Mr. Botard earned BBA degrees in both finance and international business from The University of Texas at Austin and a Master of International Management degree from the American Graduate School of International Management, Thunderbird. He is a CFA charterholder.

Kristina Bradshaw, CFA, Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 2006. Ms. Bradshaw joined Invesco in 2005 as a summer intern and returned in 2006 upon completion of her master’s degree as an equities analyst. She assumed her current position in 2014. Previously, she served as a financial analyst from 2002 to 2004 in the Investment Banking division of Morgan Stanley’s Global Energy and Utilities group. She began her career in 2001 as a financial analyst intern in the Investment Banking division of Merrill Lynch’s Global Industries group. Ms. Bradshaw earned an MBA from Stanford University’s Graduate School of Business and a BBA with honors from The University of Texas at Austin. She is a CFA charterholder.

Chris McMeans, CFA, Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 2008. Prior to joining Invesco in 2008, Mr. McMeans was an equity research analyst for Lighthouse Capital Management. Previously, he was an equity support analyst for Morgan Stanley Investment Management’s Van Kampen subsidiary. He entered the industry in 1999. Mr. McMeans earned a BA degree in economics from The University of Texas at Austin and an MBA with honors from the University of Houston. He is a CFA charterholder.

The portfolio managers are assisted by investment professionals from Invesco’s Dividend Value Team. Members of the team may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1027

JNL/Invesco Global Growth Fund

(formerly, JNL/Oppenheimer Global Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund's investment allocations.

Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The Sub-Adviser’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund's portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company's earnings outlook.

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the Sub-Adviser’s investment criteria when the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company's stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Currency risk
●	Cyclical opportunities risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	European investment risk
●	Event driven and special situations risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment strategy risk
●	Investment style risk
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●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Pacific Rim investing risk
●	Sector risk
●	Small-capitalization investing risk
●	Stock risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	China and India country specific risk
●	Concentration risk
●	Convertible securities risk
●	Counterparty risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Fixed-income risk
●	Government regulatory risk
●	Investment in money market funds risk
●	Leverage risk
●	Portfolio turnover risk
●	Preferred stock risk
●	Redemption risk
●	Regulatory investment limits risk
●	Restricted securities risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2019, Invesco Ltd. managed approximately $1.23 trillion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund's former sub-adviser ("Oppenheimer").

The portfolio manager of the Fund is John Delano, CFA. Mr. Delano is a portfolio manager of Invesco and/or its affiliates since May 2019. Prior to 2019, Mr. Delano was a Vice President and Director of Equity Research, Global Team of Oppenheimer since 2010. Prior to that, Mr. Delano served as Director of Equity Research, Growth Team, of Oppenheimer since 2007. Mr. Delano is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Delano has been a manager of the Fund since April 2017 and a Portfolio Manager at Oppenheimer since March 2017. He has earned the right to use the Chartered Financial Analyst designation.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report for the period ended June 30, 2019.

1030

JNL/Invesco Global Real Estate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is high total return.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”) and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's common stock investments may also include China A-shares (shares of companies based on mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States. The Fund may invest up to 20% of its assets in securities of issuers located in emerging markets countries, i.e. those that are in the initial stages of their industrial cycles. These companies include REITs or other real estate operating companies.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.

The Fund may invest in non-investment grade debt-securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 2000® Index ranged from $13 million to $8.3 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.

1031

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating companies. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios. The companies that are believed to have the most attractive fundamental attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cashflow and assets to price multiples. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund uses the benchmark index as a guide in structuring the portfolio, but the Fund is not an index fund. The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels; (ii) its risk/return profile changes significantly; (iii) its fundamentals change, or (iv) more attractive investment opportunity is identified.

The Fund may, from time to time, take defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund will concentrate its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's and Sub-Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Real estate investment risk
●	Market risk
●	Interest rate risk
●	Foreign securities risk
●	European investment risk
●	Emerging markets and less developed countries risk
●	Investing in China A Shares risk
●	Foreign regulatory risk
●	Managed portfolio risk
●	Company risk
●	Concentration risk
●	Accounting risk
●	Mid-capitalization and small-capitalization investing risk
●	Portfolio turnover risk
●	Financial services risk
●	Depositary receipts risk
1032

●	Convertible securities risk
●	Credit risk
●	Derivatives risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	Preferred stock risk
●	Short sales risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Currency risk
●	Regulatory investment limits risk
●	Redemption risk
●	Expense risk
●	Cybersecurity risk
●	Securities lending risk
●	Leverage risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's and Sub-Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2019, Invesco Ltd. managed approximately $1.23 trillion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund's former sub-adviser ("Oppenheimer").

The Sub-Sub-Adviser to the Fund is Invesco Asset Management Ltd. (“IAML” or “Sub-Sub-Adviser”), with its principal office at Perpetual Park, Perpetual Park Drive, Henley - on - Thames, Oxfordshire, RG91HH, United Kingdom. IAML is an affiliate of Invesco. IAML is compensated by Invesco at no additional expense to the Trust. Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser. The Sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund. Invesco and its affiliates are indirect, wholly owned subsidiaries of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The Fund is managed on a team basis. The individual members of the team who primarily responsible for the day-to-day management of the Fund’s portfolio are:

Joe Rodriguez, Jr. (Co-Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990.

James Cowen (Co-Lead Portfolio Manager), who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.

Paul Curbo (Co-Lead Portfolio Manager), who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

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Ping-Ying Wang (Co-Lead Portfolio Manager), who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.

Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.

Grant Jackson, Portfolio Manager, who has been responsible for the Fund since April 2018 and has been associated with Invesco and/or its affiliates since 2005.

Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

A Lead Manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1034

JNL/Invesco International Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by primarily investing in equity securities and depositary receipts of foreign issuers that are considered by the Fund’s portfolio managers to have strong earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 30% of its total assets in emerging markets securities. Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell 1000® Index ranged from $823 million to $1.304 trillion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2019, the capitalization of companies in the Russell Midcap® Index ranged from $823 million to $78.7 billion.

The Fund may invest in China A-shares through the mutual market access program in which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, though the Fund has typically not used these instruments.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund. A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.

The Fund may invest up to 20% of its assets in high-grade short-term securities and debt securities including U.S. Government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

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The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. The strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

In response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Investment strategy risk
●	Investment style risk
●	Managed portfolio risk
●	Volatility risk
●	Equity securities risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Investing in China A Shares risk
●	Investing through Stock Connect risk
●	Pacific Rim investing risk
●	European investment risk
●	Currency risk
●	Financial services risk
●	Foreign regulatory risk
●	Company risk
●	Large-capitalization investing risk
●	Mid-capitalization and small-capitalization investing risk
●	Sector risk
●	Concentration risk
●	Accounting risk
●	Depositary receipts risk
●	Derivatives risk
●	Forward and futures contract risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed-income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed-income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed-income securities, including those owned by the Fund, to fall.

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Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	China and India country specific risk
●	Counterparty risk
●	Credit risk
●	Cybersecurity risk
●	Expense risk
●	Government regulatory risk
●	Interest rate risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Tax risk
●	Temporary defensive positions and large cash positions risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

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The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2019, Invesco Ltd. managed approximately $1.23 trillion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund's former sub-adviser ("Oppenheimer").

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.

Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 2000.

Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 1996.

A Lead Manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Invesco Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies, at the time of purchase. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index. As of December 31, 2019, the market capitalization resulting from this formula was $7.2 billion.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations in other market capitalization ranges. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index which the Sub-Adviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio. The Sub-Adviser considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Managed portfolio risk
●	Investment style risk
●	Small-capitalization investing risk
●	Stock risk
●	Company risk
●	Liquidity risk
●	Information technology sector risk
●	Sector risk
●	Accounting risk
●	Foreign securities risk
●	Foreign regulatory risk
●	Financial services risk
●	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Market risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Temporary defensive positions and large cash positions risk
●	Expense risk
●	Cybersecurity risk
●	Settlement risk
●	Counterparty risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Leverage risk
●	Convertible securities risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or "Sub-Adviser"), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2019, Invesco Ltd. managed approximately $1.23 trillion in total assets. On May 24, 2019, Invesco acquired OppenheimerFunds, Inc., the Fund's former sub-adviser ("Oppenheimer").

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Juan Hartsfield, CFA, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton. Mr. Hartsfield earned a BS degree in petroleum engineering from The University of Texas at Austin and an MBA from the University of Michigan. Mr. Hartsfield is a CFA charterholder.

Clay Manley, CFA, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.

A Lead Manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/JPMorgan Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize long-term total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating among strategies managed by unaffiliated investment managers, Ivy Investment Management Company (“Ivy”) and J.P. Morgan Investment Management Inc. (“JPMorgan,” and together with Ivy, the “Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a designated portion of the Fund’s assets. Ivy serves as the sub-adviser only with respect to certain private investments held by the Fund. As of the date of this prospectus, it is contemplated that the duration of Ivy’s involvement as sub-adviser to the Fund will be for however long it takes to sell these private investments.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. JPMorgan uses a flexible asset allocation approach in constructing the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless JPMorgan determines that conditions are not favorable. If JPMorgan determines that conditions are not favorable, the Fund may invest under 40% of its total assets in non-U.S. countries provided that the Fund will not invest less than 30% of its total assets in non-U.S. countries under normal circumstances except for temporary defensive purposes. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (“ETFs”), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (“MLPs”), and other unaffiliated mutual funds and ETFs advised by JPMorgan (“JPMorgan Funds”) and, for the limited purposes described below, market cap weighted index ETFs that are managed by investment advisers that are unaffiliated with JPMorgan (“Unaffiliated Passive ETFs”, and together with JPMorgan Funds, the “Underlying Funds”). The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. Government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (“junk bonds”), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”), JPMorgan Funds, and, for the limited purposes described below, Unaffiliated Passive ETFs. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), JPMorgan Funds, ETFs, exchange traded notes (“ETNs”), exchange-traded commodities (“ETCs”), and, for the limited purposes described below, Unaffiliated Passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (“REITS”)), currencies, and commodities.

To the extent the Fund invests in the Underlying Funds, JPMorgan expects to select JPMorgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. JPMorgan also generally expects to select a JPMorgan ETF unless JPMorgan determines the investment is not available to or appropriate for the Fund. To the extent JPMorgan determines that an investment in a JPMorgan ETF is not available to or appropriate for the Fund, only then will JPMorgan consider investing in an Unaffiliated Passive ETF. JPMorgan expects that, to the extent the Fund invests in ETFs, JPMorgan will primarily invest in passive ETFs. A “passive ETF” is a registered investment company that seeks to track the performance of a particular market security or index. The index may be a broad-based market index or it may relate to particular sectors, markets, regions or industries.

The Fund may also hold cash and cash equivalents.

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In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Fund may use a total return swap to establish both long and short positions to gain the desired exposure rather than physically purchasing and selling short each instrument. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure, and credit and spread volatility. The Fund may utilize exchange-traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar. The Fund may engage in short sales.

The Fund will likely engage in active and frequent trading.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Equity securities risk
●	Market risk
●	Interest rate risk
●	Credit risk
●	Sector risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Currency risk
●	Derivatives risk
●	Fixed-income risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Real estate investment risk
●	Master limited partnership risk
●	U.S. Government securities risk
●	Exchange-traded funds investing risk
●	Exchange-traded note risk
●	Short sales risk
●	Commodity risk
●	Commodity-linked derivatives risk
●	Convertible securities risk
●	Portfolio turnover risk
●	Managed portfolio risk
●	Depositary receipts risk
●	Foreign regulatory risk
●	Forward and futures contract risk
●	Hedging instruments risk
●	Investment in other investment companies risk
●	Leverage risk
●	Preferred stock risk
●	TIPS and inflation-linked bonds risk
●	Warrants risk
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●	Privately placed securities risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Investment strategy risk
●	Temporary defensive positions and large cash positions risk
●	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The Fund engages sub-advisers, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Ivy Investment Management Company (“Ivy”).

JPMorgan has principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2019, JPMorgan and its affiliates had approximately $1.975 trillion in assets under management.

Jeffrey A. Geller, Managing Director, CFA, is the Chief Investment Officer of JPMorgan’s Multi-Asset Solutions Group and has investment oversight responsibility for all accounts managed by JPMorgan’s Multi-Asset Solutions Group. In addition, Mr. Geller has direct portfolio management responsibilities for JPMorgan’s Multi-Asset Solutions Group’s less constrained mandates as well as those with large alternative allocations. Mr. Geller joined JPMorgan in 2006 and has been a portfolio manager of the Fund since June 2019.

Eric J. Bernbaum, Executive Director, CFA, is a portfolio manager within JPMorgan’s Multi-Asset Solutions Group and has responsibility for portfolio construction and the implementation of tactical asset allocations across JPMorgan’s Multi-Asset Solutions Group. Mr. Bernbaum joined JPMorgan in 2008 and has been a portfolio manager of the Fund since June 2019.

Grace Koo, Executive Director, is a portfolio manager within JPMorgan’s Multi-Asset Solutions Group and has responsibility for quantitative multi-asset portfolio strategies, dynamic asset allocation and long-term capital market assumptions. Ms. Koo joined JPMorgan in 2007 and has been a portfolio manager of the Fund since June 2019.

Ivy is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Ivy is a registered investment adviser that manages approximately $70 billion in assets as of December 31, 2019.

F. Chace Brundige and W. Jeffery Surles are primarily responsible for certain holdings of the Fund and place all orders for the purchase and sale of securities, commodities, and derivatives.

Mr. Brundige has held his responsibilities for the Fund since August 2014. In 2003, he joined Ivy as an assistant portfolio manager for the large cap growth team, and became a portfolio manager in February 2006. He is a Senior Vice President of Ivy, and Vice President of and portfolio manager for other investment companies for which Ivy serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Mr. Surles has held his responsibilities for the Fund since February 2018. He is a Senior Vice President of Ivy. Mr. Surles joined Ivy in 2007 initially serving as an investment analyst. Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.

1043

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019 and the Fund's Annual Report for the period ended December 31, 2018.

1044

JNL/JPMorgan Growth & Income Fund

(formerly, JNL/Franklin Templeton Mutual Shares Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth over the long-term and to earn income from dividends.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2019, the market capitalizations of the companies in the Index ranged from $518.3 million to $553.8 billion.

The Fund may sell a security for several reasons, including a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity.

The Fund emphasizes companies which it believes are leaders within their sectors. The Fund will also emphasize companies it believes have attractive valuations and low price-to-cash flows ratios. Some but not all of the companies may regularly pay dividends.

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals and proprietary fundamental analysis. The Sub-Adviser looks for undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

While common stocks are the Fund’s primary investment, the Fund may also invest in real estate investment trusts (“REITs”) and depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Market risk
●	Investment style risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Derivatives risk
●	Foreign securities risk
●	Real estate investment risk
●	Liquidity risk
●	Redemption risk
●	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1045

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Small-capitalization investing risk
●	Company risk
●	Stock risk
●	Temporary defensive positions and large cash positions risk
●	Cybersecurity risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2019, JPMorgan and its affiliates had approximately $1.975 trillion in assets under management.

Clare A. Hart, Managing Director, is a portfolio manager in JPMorgan’s U.S. Equity Group. An employee since 1999, Ms. Hart is the lead portfolio manager of the JPMorgan Equity Income Fund and the JPMorgan Growth & Income Fund. Prior to joining the team, Ms. Hart was with Salomon Smith Barney’s equity research division as a research associate covering Real Estate Investment Trusts. Ms. Hart began her career at Arthur Andersen, working as a public accountant. Ms. Hart holds a B.A. in political science from the University of Chicago, an M.S.A. from DePaul University and a C.P.A. granted by the State of Illinois.

Andrew Brandon, Managing Director, is a portfolio manager in JPMorgan’s U.S. Equity Group. An employee since 2000, Mr. Brandon joined the investment team in 2012 as an investment analyst on the JPMorgan Equity Income and Growth and Income Funds. Prior to joining the team, Mr. Brandon was a member of JPMorgan’s US equity research team covering the financial industry. Mr. Brandon has also worked in the JPMorgan Private Bank supporting portfolio managers of both the U.S. large cap core equity product, and the U.S. large cap value product. Mr. Brandon obtained a B.A. in economics from the University of Virginia, and an M.B.A. from the University of Florida. He is a CFA charterholder.

David Silberman, Managing Director, is a portfolio manager on the JPMorgan Equity Income and the JPMorgan Growth & Income Funds within the U.S. Equity Group. An employee since 1989, Mr. Silberman assumed his current role in 2019. Prior to his current role, Mr. Silberman was the Head of the Equity Investment Director and Corporate Governance teams globally and the lead U.S. Equity Investment Director since 2008. Previously, Mr. Silberman was a portfolio manager in JPMorgan’s U.S. Equity Group where he managed equity portfolios for private clients, endowments and foundations. He has also worked in JPMorgan’s Emerging Markets Derivatives Group and attended the J.P. Morgan training program. Mr. Silberman holds a B.A. in economics and political science from the State University of New York at Binghamton and an M.B.A. from the Stern School of Business at New York University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1046

JNL/JPMorgan Hedged Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in an “enhanced index,” which primarily consist of common stocks of medium to large capitalization companies in the S&P 500 Index. The enhanced index is a portfolio benchmarked to the S&P 500 Index, subject to constraints based on tracking error, individual name holdings, and sector. Because the Fund uses an “enhanced index” strategy, not all of the stocks in the S&P 500 Index (the “Index”), its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside protection from long index put options, and the income from the short index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk-adjusted return over a full market cycle relative to the Index with lower volatility than traditional long-only equity strategies.

The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. Because each stock’s weighting in the Fund is controlled relative to that stock’s weight in the Index, the Fund’s weighted average market capitalization will be close to that of the Index.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities represented in the Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. In addition to the “put/spread collar” strategy, the Fund may use futures contracts, primarily futures on indices, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The Fund’s combination of a diversified equity portfolio, with the “put/spread collar” options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund may underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

The Fund is also permitted to use other derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Company risk
●	Derivatives risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
●	Hedging instruments risk
●	Investment style risk
●	Large-capitalization investing risk
1047

●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Options risk
●	Redemption risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Call risk
●	Convertible securities risk
●	Counterparty risk
●	Cybersecurity risk
●	ESG (Environmental, Social & Governance) investment strategy risk
●	Investment in other investment companies risk
●	Investments in IPOs risk
●	Master limited partnership risk
●	Preferred stock risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	Warrants risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2019, JPMorgan and its affiliates had approximately $1.975 trillion in assets under management.

Hamilton Reiner, managing director, is a portfolio manager and head of U.S. Equity Derivatives at J.P. Morgan Asset Management. He has been managing U.S. equities and U.S. equity derivatives for the past 32 years, at firms such as Barclays Capital, Lehman Brothers, and Deutsche Bank. He started his career at the options investing firm O’Connor and Associates, where he developed his passion for derivatives investing. Mr. Reiner obtained a B.S.E. in Finance from the Wharton School of the University of Pennsylvania.

Raffaele Zingone, managing director, is a senior portfolio manager on the U.S. Structured Equity Team. An employee since 1991, Mr. Zingone is responsible for the Research Enhanced Index (REI) strategies and serves as co-portfolio manager on our Hedged Equity and Equity Premium Income strategies. Prior to this role, he was a research analyst following the aerospace, environmental, and diversified manufacturing sectors. Upon joining the firm, he was a quantitative equity analyst and later served as a U.S. Equity portfolio manager in London and New York. Mr. Zingone received his B.A. in mathematics and economics from the College of the Holy Cross and his M.B.A. in finance from New York University. He is a CFA charterholder.

1048

Steven G. Lee, managing director, is a portfolio manager on the U.S. Equity Team. Mr. Lee is responsible for managing short enabled strategies including Large Cap Core 130/30, where he serves as a lead portfolio manager. Before assuming this portfolio management role in January 2014, Mr. Lee spent the prior ten years as an analyst on the JP Morgan Research Team, responsible for covering the autos, transportation and aerospace/defense sectors. Prior to joining the firm in 2004, he was a research analyst covering the global chemicals sector at Sanford Bernstein Investment Research and Management. He previously held positions as a management consultant with Booz-Allen & Hamilton and as an engineer with Ford Motor Company. Mr. Lee graduated with a dual degree from the Management and Technology Program at the University of Pennsylvania with a B.S. in economics from the Wharton School of Business, majoring in finance, and a B.S. in engineering from the School of Engineering and Applied Science, majoring in mechanical engineering and applied mechanics. He also holds an M.S. in mechanical engineering from the Massachusetts Institute of Technology and an M.B.A. from the University of Michigan.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1049

JNL/JPMorgan MidCap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth over the long-term.

Principal Investment Strategies. The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. As of December 31, 2019, the market capitalization range for the Russell Mid Cap Growth Index was $1.2 billion to $78.7 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Counterparty risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Issuer risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Information technology sector risk
●	Portfolio turnover risk
1050

●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Equity securities risk
●	Expense risk
●	Government regulatory risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2019, JPMorgan and its affiliates had approximately $1.975 trillion in assets under management.

Timothy Parton, managing director, is a portfolio manager in the U.S. Equity Group. An employee since 1986, Tim has managed a variety of small and mid cap portfolios. He has been managing the U.S. Mid Cap Growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001; and the Growth Advantage Strategy since its inception in September 2005. In addition, he is a co-portfolio manager on the Equity Focus Strategy. Tim holds a B.Sc. in economics and accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

Felise L. Agranoff, managing director, is a research analyst and portfolio manager in the U.S. Equity Group. An employee since 2004, Felise focuses on the energy, industrials and financials sectors. She is a co-portfolio manager on the JPMorgan Mid Cap Growth Strategy and is also a co-portfolio manager on the Small Cap Growth Strategy. She joined the Growth team as a research analyst in 2006 and previously worked on the U.S. Equity Large Cap fundamental research team. Felise obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1051

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to obtain a high level of current income.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;
(iii)	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
(iv)	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);
(v)	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government;
(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in high-quality corporate debt securities. All securities in the Fund are investment grade at the time of purchase.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Credit risk
●	Fixed-income risk
●	Interest rate risk
●	Managed portfolio risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1052

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Debt securities ratings risk
●	Derivatives risk
●	Extension risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Portfolio turnover risk
●	Prepayment risk
●	Securities lending risk
●	Settlement risk
●	Structured investments risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2019, JPMorgan and its affiliates had approximately $1.975 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.

The portfolio management team is led by Michael Sais, Managing Director of JPMorgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Sais joined the firm in 1994 as a senior fixed-income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio. Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader. He obtained a B.S. and an M.B.A, both in finance, from Indiana University. Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

Robert Manning, Managing Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in Columbus, he is a portfolio manager and is responsible for managing investments consistent with the unique requirements of insurance industry clients. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. Prior to joining the firm in 1999, Robert was a mortgage banking specialist at Ohio Savings Bank. He holds a B.S. in business management from Wittenberg University, an M.B.A. from The Ohio State University and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1053

JNL/Lazard International Strategic Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Concentration risk
●	Currency risk
●	Depositary receipts risk
●	Equity securities risk
●	European investment risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Government regulatory risk
●	Investment style risk
●	Managed portfolio risk
●	Market risk
●	Sector risk
●	Small-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
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●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Lazard Asset Management LLC (“Lazard”), located at 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients which a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Mark Little, Michael A. Bennett, Robin O. Jones, and John R. Reinsberg. Information regarding the portfolio managers of the Fund is set forth below.

Mark Little is a Managing Director and Portfolio Manager/Analyst on various international and global equity teams. He began working in the investment field in 1992. Prior to joining Lazard in 1997, he was a manager in the corporate finance practice of Coopers & Lybrand and earned his ACA qualification with Rees Pollock Chartered Accountants. Mark has an MA in Economics from Clare College, Cambridge University.

Michael A. Bennett is a Managing Director and a Portfolio Manager/Analyst on various international and global equity teams. He also coordinates the activities of Lazard’s Investment Council. Michael began working in the investment field in 1986. Prior to joining Lazard in 1992, Michael was with General Electric Investment Corporation, Keith Lippert Associates and became a CPA while at Arthur Andersen & Company. He has an MBA from the University of Chicago and a BS in Accounting from New York University.

Robin O. Jones is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Compounders, and Global Strategic Equity teams. Robin began working in the investment field in 2002 at Lazard, before leaving in 2006 for Bluecrest Capital Management where he worked as a Portfolio Manager. He has a BA (Hons) in Economics from Durham University and a PGCE in Mathematics from Cambridge University.

John R. Reinsberg is a Deputy Chairman of Lazard and Head of International Global Strategies. He is also a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is an Overseer of the University of Pennsylvania School of Arts and Sciences, Chairman of the University of Pennsylvania Huntsman Program Advisory Board, a Trustee of the NPR Foundation (National Public Radio), a Member of the Board of Directors of the Alliance for Cancer Gene Therapy, and a Member of the Board of Directors of the US Institute (Institutional Investor).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Loomis Sayles Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.

The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Market risk
●	Issuer risk
●	Company risk
●	Managed portfolio risk
●	Non-diversification risk
●	Foreign securities risk
●	Depositary receipts risk
●	Rule 144A securities risk
●	Liquidity risk
●	Foreign regulatory risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
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●	Counterparty risk
●	Derivatives risk
●	Leverage risk
●	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Forward and futures contract risk
●	Government regulatory risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Loomis, Sayles & Company, L.P., (“Loomis Sayles”). Loomis Sayles is located at One Financial Center Boston, Massachusetts 02111. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is registered as an investment adviser under the Investment Advisers Act. Loomis Sayles has managed client assets for more than 75 years and, as of December 31, 2019, managed approximately $297.2 billion in domestic and global fixed income and equity assets.

Aziz V. Hamzaogullari, CFA is the chief investment officer and founder of the Growth Equity Strategies Team and Loomis Sayles. He is the portfolio manager of the Loomis Sayles large cap, global and all cap growth strategies, including the Loomis Sayles Growth and Global Growth mutual funds and products outside the US, as well as the Skorum Long/Short Equity Fund. Mr. Hamzaogullari is also an executive vice president and a member of Loomis Sayles' Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Mr. Hamzaogullari was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 26 years of investment industry experience. He earned a BS from Bilkent University, Turkey, and an MBA from George Washington University. He is also a member of CFA Society Boston.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Lord Abbett Short Duration Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of income consistent with preservation of capital.

Principal Investment Strategies. The Fund invests primarily in various types of short duration debt (or fixed income) securities. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment grade debt securities of various types. Investment-grade debt securities are securities that are rated within the four highest grades assigned by an independent rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord, Abbett & Co. LLC (“Sub-Adviser”) to be of comparable quality. Such investments primarily include:

●	Corporate debt securities of U.S. issuers;
●	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
●	Mortgage-backed, mortgage-related and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities;
●	Securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and
●	Inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

●	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
●	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
●	Senior loans, including bridge loans, novations, assignments, and participations; and
●	Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the expected pattern of all payments of interest and principal on a security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years.

Subject to the limitations above, the Fund may invest in high-yield debt securities. High-yield debt securities are debt securities that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by the Sub-Adviser to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks, as discussed below.

The Fund also may invest in debt securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar.

The investment-grade and high-yield debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government or its agencies and instrumentalities. The Fund may, and typically does, invest substantially in CMBS, including lower-rated CMBS.

The Fund may invest in convertible securities, such as preferred stocks or bonds, which are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula. Convertible securities may provide investors the opportunity to participate in rising markets and potential protection in declining markets.

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The Fund may invest in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The interest rates on senior loans periodically are adjusted to a generally recognized base rate such as LIBOR or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. This capital structure position generally gives holders of senior loans a priority claim on some or all of the borrower’s assets in the event of default.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio. The Fund also may use derivatives for non-hedging purposes to seek to enhance the Fund’s returns, spreads or gains, or to efficiently invest excess cash or quickly gain market exposure. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of CMBS), other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons. The Fund may engage in derivative transactions on an exchange or in the over-the-counter (“OTC”) market.

The types of derivative instruments that the Fund may use consist principally of:

●	Futures and Options on Futures. The Fund may enter into futures contracts and options on futures contracts, which involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or the OTC market. The Fund may enter into such contracts as a substitute for taking a position in any underlying asset or to increase returns.
●	Foreign Currency Forward Contracts and Options. The Fund may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. Foreign currency forward contracts also may be used to increase the Fund’s exposure to foreign currencies that the Sub-Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.
●	Options. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Fund of options and options on futures will depend on the Sub-Adviser’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

●	Swaps. The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. An OTC swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or ‘‘notional’’ amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into OTC swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, such as interest rate swaps, are cleared through clearing houses.
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The Fund buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Fund combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Fund evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Fund employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Fund applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The Fund may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, increase cash, or satisfy redemption requests, among others. The Fund will not be required to sell a security that has been downgraded after purchase; however, in these cases, the Fund will monitor the situation to determine whether it is advisable for the Fund to continue to hold the security. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, the Fund’s valuation target for the security, and the impact of the security’s duration on the Fund’s overall duration.

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Managed portfolio risk
●	Market risk
●	Fixed-income risk
●	Currency risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Credit risk
●	Interest rate risk
●	Liquidity risk
●	U.S. Government securities risk
●	Mortgage-related and other asset-backed securities risk
●	Commercial mortgage-backed securities risk
●	Convertible securities risk
●	TIPS and inflation-linked bonds risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Senior loans risk
●	Derivatives risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

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●	Investment strategy risk
●	Company risk
●	Debt securities ratings risk
●	Cybersecurity risk
●	Foreign regulatory risk
●	Hedging transactions risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Lord, Abbett & Co LLC (“Lord Abbett”), located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes and manages approximately $205.2 billion in assets across a full range of mutual funds, institutional accounts, and separately managed accounts, including $1.1 billion for which Lord Abbett provides investment models to managed account sponsors as of December 31, 2019.

The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis.

Andrew H. O’Brien, CFA, is Partner and Portfolio Manager at Lord Abbett. Mr. O’Brien is the lead Portfolio Manager for Lord Abbett’s taxable fixed income strategies with a focus on corporate securities. Mr. O’Brien also serves as Co-Head of the firm’s Partnership Committee. Mr. O’Brien joined Lord Abbett in 1998 and was named Partner in 2008. Prior to his current role, he served various roles on the taxable fixed income portfolio management team. He has worked in the financial services industry since 1998. He earned an AB in economics from Princeton University and is a holder of the Chartered Financial Analyst® (CFA) designation.

Kewjin Yuoh is Partner and Portfolio Manager at Lord Abbett. Mr. Yuoh is the lead Portfolio Manager for Lord Abbett’s taxable-fixed income strategies with a focus on liquid and securitized securities. Mr. Yuoh joined Lord Abbett in 2010 and was named Partner in 2012. His previous experience includes serving as Portfolio Manager of Structured Products at Sanford Bernstein; Portfolio Manager of Agency Mortgage-Backed Securities at Credit Suisse Asset Management; and Senior VP, Director of Fundamental Research for Liquid and Structured Products at AllianceBernstein. He has worked in the financial services industry since 1994. He earned a BS in operations research and industrial engineering from the Cornell University College of Engineering.

Steven F. Rocco, CFA, is Partner and Director of Taxable Fixed Income at Lord Abbett. Mr. Rocco is responsible for oversight of all of Lord Abbett’s taxable fixed income investment activities, including portfolio management, global credit research, and trading. He also serves as the lead Portfolio Manager for Lord Abbett’s High Yield and Multi Sector fixed income strategies. Mr. Rocco is also a member of the Investment Leadership Team, as well as the Strategic Allocation Committee. In addition, he serves on Lord Abbett Steering Committee, which provides strategic direction and decides on the priorities of the organization. Mr. Rocco joined Lord Abbett in 2004 and was named Partner in 2011. Prior to his current role, he served as Associate Portfolio Manager for Lord Abbett’s investment grade fixed income strategies. He has worked in the financial services industry since 2001. He earned a BA in economics from Cornell University and is a holder of the Chartered Financial Analyst® (CFA) designation.

Robert A. Lee is Partner and Chief Investment Officer at Lord Abbett. Mr. Lee is the Chief Investment Officer responsible for providing broad management and strategic oversight for all of Lord Abbett’s investment, research, and trading teams. In addition, Mr. Lee is a member of the Strategic Allocation Committee. He also serves on Lord Abbett Steering Committee, which provides strategic direction and decides on the priorities of the organization. Mr. Lee joined Lord Abbett in 1997 and was named Partner in 2002. Prior to his current role, Mr. Lee served as Deputy Chief Investment Officer and oversaw the firm’s taxable and tax-exempt fixed income strategies. In addition, he held the role of Fixed Income Portfolio Manager for Mortgage- and Asset-Backed Securities. His previous experience includes serving as Fixed Income Portfolio Manager at ARM Capital Advisors; Assistant Portfolio Manager/Assistant Vice President at Kidder Peabody Asset Management; and Fixed Income Portfolio Strategies Analyst at First Boston Corporation. He has worked in the financial services industry since 1991. He earned a BS in economics from the Wharton School of Business at the University of Pennsylvania.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

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A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon Index 5 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

●	20% in the JNL/Mellon S&P 500 Index Fund*;
●	20% in the JNL/Mellon S&P 400 MidCap Index Fund*;
●	20% in the JNL/Mellon Small Cap Index Fund*;
●	20% in the JNL/Mellon International Index Fund*; and
●	20% in the JNL/Mellon Bond Index Fund*.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

* The Funds are referred to as the “Underlying Funds” and are also further described in this Prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Index investing risk
●	Passive investment risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
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●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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JNL/Mellon Emerging Markets Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund will generally give the same weight to a given security as the Index does. However, when Mellon Investments Corporation (“Sub-Adviser”) believes it is in the best interest of the Fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the Sub-Adviser may cause the Fund’s weighting of a security to be more or less than the Index’s weighting of the security. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index. The Fund does not hedge its exposure to foreign currencies. However, the Fund may use forward contracts to lock-in exchange rates for portfolio securities that are purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

When attempting to replicate the Index, portfolio turnover is typically limited to what the index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the securities comprising the Index cannot be purchased, the Fund may purchase a representative sample of securities from each economic sector included in the Index in proportion to the weighting in the Index. To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals. In addition, the Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Fund to invest cash until such time as the Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

As of the date of this prospectus, the countries represented by the Index include: United Arab Emirates, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, Indonesia, India, South Korea, Mexico, Malaysia, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, Taiwan, Thailand, Turkey, and South Africa.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Equity securities risk
●	Currency risk
●	Market risk
●	Passive investment risk
●	China risk
●	Russia investment risk
●	Foreign regulatory risk
●	Liquidity risk
●	Settlement risk
●	Concentration risk
●	Counterparty risk
●	Depositary receipts risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Index investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

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Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon Equity Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for made investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Investment style risk
●	Stock risk
●	Company risk
●	Accounting risk
●	Financial services risk
●	Portfolio turnover risk
●	Depositary receipts risk
●	Foreign regulatory risk
●	Convertible securities risk
●	Options risk
●	Derivatives risk
●	Issuer risk
●	Investments in IPOs risk
●	Managed portfolio risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Expense risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. John C. Bailer, CFA. Information regarding the portfolio managers of the Fund is set forth below.

Mr. Bailer is a lead portfolio manager and has been at the firm since 1992. He became a senior fundamental research analyst on the US large-cap value team in 1999 and was promoted to portfolio manager in 2005 for US dividend-oriented Income Stock and Equity Income. He still functions as a senior research analyst on the Dynamic Large Cap Value strategy, responsible for the consumer, technology and telecommunications sectors.

Prior to joining the firm, Mr. Bailer attended Babson College where he earned a bachelor of science with distinction in accounting and management information systems. He later earned a master of science in finance from Boston College.

Mr. Bailer holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the Boston Security Analysts Society.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

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A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon MSCI KLD 400 Social Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

Principal Investment Strategies. The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index” or “MSCI”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2019, the Index consisted of 402 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, the MSCI collects data from at a segment or geographic level from academic, government datasets; publicly filed company reports; government databases; media; and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Mellon Investments Corporation (“Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the Sub-Adviser or its affiliates, as well as in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Index is sponsored by MSCI, which is independent of the Fund and the Sub-Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Fund seeks to track the investment results of the Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have ESG characteristics. The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	ESG (Environmental, Social & Governance) investment strategy risk
●	License termination risk
●	Equity securities risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
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●	Financial services risk
●	Foreign regulatory risk
●	Index investing risk
●	Issuer risk
●	Large-capitalization investing risk
●	Market risk
●	Passive investment risk
●	Sector risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Mid-capitalization investing risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Small-capitalization investing risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

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Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon S&P 500 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2019, the market capitalization range of the S&P 500 Index is $2.90 billion to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Large-capitalization investing risk
●	License termination risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1074

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Market risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

1075

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1076

JNL/Mellon S&P 400 MidCap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P MidCap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2019, the market capitalization range of the S&P MidCap 400 Index is $1.10 billion to $12.64 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index. To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 400 Index futures contracts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Mid-capitalization investing risk
●	License termination risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Index investing risk
●	Large-capitalization investing risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1077

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Market risk
●	Redemption risk
●	Portfolio turnover risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1078

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1079

JNL/Mellon Small Cap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P SmallCap 600 Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2019, the market capitalization range for the S&P SmallCap 600 Index was $97.88 million to $6.79 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P SmallCap 600 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P SmallCap 600 Index in proportion to the weighting in S&P SmallCap 600 Index. To the extent that the Fund seeks to replicate the S&P SmallCap 600 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P SmallCap 600 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between the Fund and S&P SmallCap 600 Index performance may be affected by changes in securities markets and changes in the composition of the S&P SmallCap 600 Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P SmallCap 600 Index futures contracts. The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Small-capitalization investing risk
●	License termination risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Index investing risk
●	Market risk
●	Passive investment risk
●	Securities lending risk
●	Tracking error risk
1080

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). S&P® Smallcap 600 Index. The S&P SmallCap 600® is a market cap-weighted index that captures and measures the performance of 600 small size companies in U.S. with a market capitalization of $51 million to $4 billion, reflecting this market segment’s distinctive risk and return characteristics. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable as this segment of the market is typically known for less liquidity and potentially less financial stability than large caps.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

1081

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1082

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI EAFE Index or derivative securities economically related to the MSCI EAFE Index. To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or MSCI EAFE Index futures contracts. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Foreign securities risk
●	Equity securities risk
●	Foreign regulatory risk
●	License termination risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Forward and futures contract risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1083

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The MSCI EAFE Index. The MSCI EAFE Index is comprised of stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Liquidity risk
●	Market risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

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Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1085

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Investments Corporation (“Mellon” or “Sub-Adviser”) utilizes a statistical sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the statistical sampling approach, the Fund’s Sub-Adviser selects what it believes is a representative basket of securities in order to track the important risk characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index. The Fund’s rebalancing is typically done by using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Interest rate risk
●	Fixed-income risk
●	Passive investment risk
●	U.S. Government securities risk
●	Credit risk
●	Mortgage-related and other asset-backed securities risk
●	Extension risk
●	Tracking error risk
●	Foreign securities risk
●	Index investing risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

1086

●	Counterparty risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Market risk
●	Prepayment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Paul Benson is the Managing Director, Head of Fixed Income Efficient Beta at Mellon. Mr. Benson joined Mellon in 2005 and was previously a Senior Portfolio Manager, responsible for the Yield Curve Arbitrage strategy within Global Asset Allocation portfolios. Prior experience includes analyzing and managing U.S. and Global Fixed Income active portfolios as well as market-making and proprietary trading with a focus on interest rate swaps and JPN Government Bonds. Mr. Benson attained the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations. Mr. Benson graduated with a B.A. from the University of Michigan. He has over 21 years of investment experience.

Nancy G. Rogers is a Director, Head of Fixed Income at Mellon. Ms. Rogers joined Mellon in 1987 and is responsible for the management of domestic and international portfolios. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst (“CFA”) designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. Ms. Rogers has been in the investment industry and at BNY Mellon affiliates since 1987.

Stephanie Shu is a Director, Senior Portfolio Manager, Fixed Income team at Mellon. Mrs. Shu joined Mellon in 2001 and is responsible for the management of domestic and international portfolios. Prior experience includes management of Emerging Market Local Debt ETFs, Fixed Income Active portfolios and Fixed Income Hedge Funds as well as custom strategy analysis and design. Mrs. Shu attained the Chartered Financial Analyst (“CFA”) designation. Mrs. Shu graduated with an M.S. from Texas A& M University, Finance and Mathematics. Ms. Shu has been in the investment industry since 1997.

Gregg Lee is Director, Senior Portfolio Manager, Fixed Income and has been involved with the portfolio since its inception. He joined Mellon in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed-income department. Mr. Lee is responsible for managing various fixed-income index funds with a focus on the MBS sector, with a prior focus on the corporate and government sectors. Prior experience includes managing and trading domestic and international active fixed-income portfolios with a focus on the Active Core and Core Plus strategies. Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has been in the investment industry since 1989. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1088

JNL/Mellon DowSM Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund is “non-diversified,” as defined in the 1940 Act, and may invest more of its assets in securities of fewer issuers than would a “diversified” mutual fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Non-diversification risk
●	License termination risk
●	Derivatives risk
●	Financial services risk
●	Foreign regulatory risk
●	Index investing risk
●	Limited management, trading cost and rebalance risk
●	Market risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

The performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

1089

●	Concentration risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	License termination risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1090

JNL/Mellon MSCI World Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI World Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. To the extent that the Fund seeks to replicate the MSCI World Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI World Index may be anticipated in both rising and falling markets. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the MSCI World Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index. The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or MSCI World Index futures contracts. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the MSCI World Index.

The Fund may obtain exposure to non-U.S. companies through investment in depositary receipts such as ADRs, GDRs, and EDRs.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	European investment risk
●	Depositary receipts risk
●	Derivatives risk
●	Forward and futures contract risk
●	Financial services risk
●	Index investing risk
●	License termination risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1091

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1092

JNL/Mellon Nasdaq® 100 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is total return.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the 100 securities which comprise the NASDAQ-100 Index® (“Index”). The Fund selects a portfolio of securities selected from securities included in the Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through statistical procedures.

The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because exchange-traded funds ("ETFs") are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in the securities of non-U.S. issuers.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Large-capitalization investing risk
●	Non-diversification risk
●	Derivatives risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Index investing risk
●	Market risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1093

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Concentration risk
●	Cybersecurity risk
●	Expense risk
●	Financial services risk
●	Investment strategy risk
●	Investment style risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

1094

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1095

JNL/Mellon Communication Services Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Communication Services Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $684.24 million to $449.41 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Communication Services sector by the Global Industry Classification Standard (GICS®). It is MSCI’s aim to comply with the 25/50 constraints such that no single security within the Index will exceed 25% of the total index weight, and the sum of all security weights that are greater than 5% each will not exceed 50% of the total index weight, through the quarterly index reviews at the end of February, May, August, and November.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may lend its securities to increase its income.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
1096

●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

1097

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1098

JNL/Mellon Consumer Discretionary Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Consumer Discretionary Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $122.57 million to $776.94 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Consumer Discretionary Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Consumer Discretionary Sector Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
1099

●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

1100

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1101

JNL/Mellon Consumer Staples Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Staples Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal product companies. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $166.81 million to $312.58 billion.

The Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Staples sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Index investing risk
●	Investment in other investment companies risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
1102

●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General risks of consumer staples companies include currency fluctuations, increased competition, increased governmental regulation, accommodative monetary policy and stimulative fiscal policy. Generally, spending on consumer staples is affected by the economic health of consumers. Improving global economic growth may adversely affect consumer staples companies. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

1103

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1104

JNL/Mellon Energy Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Energy Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $122.96 million to $295.25 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
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●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from the Organization of the Petroleum Exporting Countries, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

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Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon Financial Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $109.87 million to $445.73 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

Certain provisions of the 1940 Act and the Bank Holding Company Act of 1953, as amended, may limit the ability of the Financial Sector Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Financial services risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
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●	Foreign regulatory risk
●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulation.

Bank and thrift risks. Banks and thrifts face increased competition from non-traditional lending sources as regulatory changes, such as the financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these non-traditional lending sources to cut overhead and permit the more efficient use of customer data.

Financial service provider risks. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance company risks. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1109

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1110

JNL/Mellon Healthcare Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Healthcare Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $41.02 million to $384.98 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
1111

●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The pharmaceutical and healthcare industries continuously evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

1112

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1113

JNL/Mellon Industrials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Industrials Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $155.18 million to $174.14 billion.

The Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Industrials sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis, currently quarterly, to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Index investing risk
●	Investment in other investment companies risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Portfolio turnover risk
●	Small-capitalization investing risk
1114

●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The industrial sector is characterized by a variety of markets, with companies spanning the quality spectrum in terms of competitive advantage, growth prospects, and exposure to economic cycles. General risks of industrial companies include high cyclicality, fiscal austerity measures, and a stronger U.S. dollar, which may adversely affect exports and U.S. industrial company profitability. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

1115

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1116

JNL/Mellon Information Technology Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index (“Index”). The Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Information Technology Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $120.29 million to $1.32 trillion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Information Technology Sector Fund.

The Index is a subset of the MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
1117

●	Index investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

1118

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception .

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1119

JNL/Mellon Materials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Materials Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $159.22 million to $115.09 billion.

The Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Materials sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Index investing risk
●	Investment in other investment companies risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk
1120

●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Commodity prices are a key determinant of materials companies’ earnings. General risks of materials companies include high cyclicality, reduction in demand for processes commodities, increased labor costs, and a stronger U.S. dollar, which may adversely affect exports and U.S. materials company profitability. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

1121

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1122

JNL/Mellon Real Estate Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Real Estate Index (“Index”). The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2019, the market capitalization range of the Index was $123.70 million to $101.74 billion.

The Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Real Estate sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Real estate investment risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Index investing risk
●	Investment in other investment companies risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Tracking error risk
1123

●	Small-capitalization investing risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

1124

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1125

JNL S&P 500 Index Fund

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2019, the market capitalization range of the S&P 500 Index is $2.90 billion to $1.30 trillion . Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	License termination risk
●	Large-capitalization investing risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Financial services risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1126

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Leverage risk
●	Market risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1127

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Mellon Utilities Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is total return through capital appreciation and dividend income.

Principal Investment Strategies. The Utilities Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index. The Utilities Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Utilities Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the MSCI USA IMI Utilities Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index. As of December 31, 2019, the market capitalization range of the MSCI USA IMI Utilities Index was $442.89 million to $116.02 billion.

The MSCI USA IMI Utilities Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Utilities sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Sector risk
●	Non-diversification risk
●	Government regulatory risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Index investing risk
●	Investment in other investment companies risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Small-capitalization investing risk
●	Tracking error risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Utilities Sector Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Utilities Sector Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	License termination risk
●	Limited management, trading cost and rebalance risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

1130

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1131

JNL/MFS Mid Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations.

MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those included in the Russell Midcap® Value Index over the last 13 months at time of purchase. As of December 31, 2019, the capitalization range of the Russell Midcap® Value Index was between $472.52 billion and $35.11 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the Fund’s assets in foreign securities.

MFS normally invests the Fund's assets across different industries and sectors, but MFS may invest a significant percentage of the Fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Investment strategy risk
●	Equity securities risk
●	Market risk
●	Stock risk
●	Company risk
●	Investment style risk
●	Mid-capitalization investing risk
●	Foreign securities risk
●	Foreign regulatory risk
●	Real estate investment risk
●	Liquidity risk
●	Concentration risk
●	Managed portfolio risk
●	Financial services risk
●	Accounting risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Credit risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investments in IPOs risk
●	Leverage risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/MFS Mid Cap Value Fund is Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), located at 111 Huntington Avenue, Boston, MA 02199.

Kevin Schmitz, an Investment Officer of MFS, has co-managed the Fund since April 2017. He has been employed in the investment area of MFS since 2002.

Brooks Taylor, an Investment Officer of MFS, has co-managed the Fund since April 2017. He has been employed in the investment area of MFS since 1996.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Morningstar Wide Moat Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index. The Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each biannual Index review.

Out of the companies in the Morningstar® US Market IndexSM that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies are not limited by market capitalization.

The Fund intends to hold the same number of securities as the Index. As of December 31, 2019, the Index included 49 securities of companies with a market capitalization range of between approximately $1.7 billion to $1.20 trillion and a weighted average market capitalization of $143.5 billion. These amounts are subject to change.

A selection committee, comprising members of Morningstar’s equity research team, makes the final determination of whether a company is a wide moat company. Only those companies with one or more of the identifiable competitive advantages, as determined by the Morningstar’s equity research team and agreed to by the selection committee, are wide moat companies. The quantitative factors used to identify competitive advantages include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used to identify competitive advantages include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). Morningstar’s equity research team uses a standardized, proprietary valuation model to assign fair values to potential Wide Moat Focus Index constituents’ common stock. Morningstar’s equity research team estimates the issuer’s future free cash flows and then calculates an enterprise value using weighted average costs of capital as the discount rate. Morningstar’s equity research team then assigns each issuer’s common stock a fair value by adjusting the enterprise value to account for net debt and other adjustments. A buffer rule is applied to the current Wide Moat Focus Index constituents. Those that are ranked in the top 150% of stocks representing the lowest current market price/fair value price eligible for inclusion in the Wide Moat Focus Index will remain in the Wide Moat Focus Index at the time of reconstitution and those that fall outside of the top 150% are excluded from the Index. The maximum weight of an individual sector in the Wide Moat Focus IndexSM is capped at 10% more than its corresponding weight in the Morningstar® US Market IndexSM at the time of reconstitution, or 40%, whichever is higher.

The Wide Moat Focus IndexSM employs a staggered rebalance methodology. The Wide Moat Focus IndexSM is divided into two sub-portfolios. Each typically contains 40 stocks. One sub-portfolio reconstitutes in December and June, the other in March and September. At each reconstitution, the 40 securities representing the lowest current market price/fair value are selected from the list of eligible securities for the sub-portfolio. The two sub-portfolios are brought back to equal weight in the overall index portfolio every December and June. Due to the staggered rebalance methodology, constituents and weightings may vary between sub-portfolios. As a rule, adjustments to one sub-portfolio are performed after the close of business on the third Friday of March and September and adjustments to the other sub-portfolio are performed after the close of business on the third Friday of June and December, and all adjustments are effective on the following Monday. If the Monday is a market holiday, reconstitution and rebalancing occurs on the Tuesday immediately following.

Rebalancing data, including constituent weights and related information, is posted on Morningstar’s website (indexes.morningstar.com) at the end of each quarter-end month. Target weights of the constituents are not otherwise adjusted between quarters except in the event of certain types of corporate actions.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

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The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	License termination risk
●	Non-diversification risk
●	Concentration risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk
●	Index investing risk
●	Large-capitalization investing risk
●	Market risk
●	Mid-capitalization investing risk
●	Passive investment risk
●	Sector risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

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The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Neuberger Berman Commodity Strategy Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return.

Principal Investment Strategies. The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Fund assets not invested in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets.

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes. The Fund may take short positions in one or more separate commodities. The short positions used by the Fund primarily involve buying a derivative on a commodity in anticipation that the price of the commodity will decline.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. Government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income instruments, as described above. The Fund’s use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Asset-based securities risk
●	Call risk
●	Commodities regulatory risk
●	Commodity risk
●	Commodity-linked derivatives risk
●	Counterparty risk
●	Credit risk
●	Currency risk
●	Derivatives risk
●	Extension risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward and futures contract risk
●	Interest rate risk
●	Investment in other investment companies risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market direction risk
●	Market risk
●	Model risk
●	Mortgage-related and other asset-backed securities risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Settlement risk
●	Short sales risk
●	U.S. Government securities risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment in money market funds risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Neuberger Berman Investment Advisers LLC (“NBIA”), located at 1290 Avenue of the Americas, New York, New York 10104. NBIA is responsible for choosing the Fund’s investments and handling its day-to-day business as required by the investment advisory agreement between the Adviser, JNAM, and NBIA; however, certain services may be performed by affiliates of NBIA. NBIA carries out its duties subject to the policies established by the Board of Trustees. Together, NBIA and its affiliates (collectively, “Neuberger Berman”) manage approximately $356 billion in total assets as of December 31, 2019, and continue an asset management history that began in 1939.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Hakan Kaya, Thomas Sontag, and David Yi Wan. Information regarding the portfolio managers of the Fund is set forth below.

Hakan Kaya, PhD, Managing Director, joined the firm in 2008. Dr. Hakan is a Senior Portfolio Manager on the Quantitative and Multi-Asset Class (“QMAC”) team responsible for Global Risk Balanced Portfolios and Commodities. He contributes to asset allocation research with a focus on risk management and has a record of publishing research in both refereed journals and white papers on timely investment issues. Prior to joining the firm, he was a consultant with Mount Lucas Management Corporation where he developed weather risk and statistical relative value models for commodities investment. Dr. Kaya received BS degrees summa cum laude in Mathematics and Industrial Engineering from Koc University in Istanbul, Turkey and holds a PhD in Operations Research & Financial Engineering from Princeton University.

Thomas A. Sontag, Managing Director, joined the firm in 2004. Mr. Sontag is the Head of Global Securitized & Structured Products and serves as a co-portfolio manager and Senior Portfolio Manager on multiple fixed income strategies. He is a member of the senior investment team that sets overall portfolio strategy for Global Investment Grade. Mr. Sontag also leads the Global Securitized team in determining exposure across various portfolio strategies. Prior to joining the firm, Mr. Sontag served as a portfolio manager with Strong Capital Management for six years. His responsibilities included co-managing five mutual funds as well as separate institutional accounts. Previously, Mr. Sontag worked in the Fixed Income divisions of Bear Stearns (1986 to 1998 as a managing director) and Goldman Sachs (1982 to 1985). Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

David Yi Wan, Senior Vice President, joined the firm in 2001. Mr. Wan is a Portfolio Manager on the Quantitative and Multi-Asset Class (“QMAC”) team responsible for Global Risk Balanced Portfolios and Commodities. He focuses on research and development of asset allocation and commodities investment strategies. In addition, he is responsible for the day-to-day portfolio management and implementation of these strategies. Prior to joining the firm, Mr. Wan was an Assistant Vice President with the Information Management department at Lehman Brothers. Previously, he was deputy director of the Science & Technology Office with Chongqing Cheng-Yu Expressway Company Limited in China. David received a BS in Engineering Mechanics from Tongji University (China), an MS in Computer Science from the City College of New York and an MBA from New York University Stern Business School.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Neuberger Berman Strategic Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Principal Investment Strategies. To pursue its investment objective, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (“high yield bonds,” commonly called “junk bonds”) and unrated securities. The Fund may invest without limit in below investment grade securities. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Neuberger Berman Investment Advisers LLC (“NBIA” or “Sub-Adviser”) to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include, but are not limited to, futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, including investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its investment objective, the Fund may engage in active and frequent trading.

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

Investment Philosophy and Process. The Sub-Adviser’s investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Sub-Adviser employs an integrated investment process in managing the Fund.

●	Portfolio Strategy: The Global Investment Strategy Team, which consists of the portfolio management team and other senior investment professionals, establishes the investment profile for the Fund, which its monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools.
●	Strategy Implementation: Once the Global Investment Strategy Team establishes the investment profile for the Fund, the research teams and the portfolio management team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities, below investment grade securities, emerging market securities and non-U.S. dollar denominated securities.

When assessing the worth of a particular security, the team utilizes internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market’s outlook as it is reflected in asset prices, and c) contrast the two. The goal is to identify and evaluate investment opportunities that other may have missed.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Call risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Credit risk
●	Currency risk
●	Currency transaction risk
●	Debt securities ratings risk
●	Derivatives risk
●	Distressed securities risk
●	Emerging markets and less developed countries risk
●	Exchange-traded funds investing risk
●	Extension risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investment in money market funds risk
●	Investment in other investment companies risk
●	Issuer risk
●	Liquidity risk
●	Managed portfolio risk
●	Mortgage-related and other asset-backed securities risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Settlement risk
●	Sovereign debt risk
●	Structured investments risk
●	TIPS and inflation-linked bonds risk
●	U.S. Government securities risk
●	When-issued and delayed delivery securities and forward commitments risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Inflation-indexed securities risk
●	Investment strategy risk
●	Latin America concentration risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
1141

●	Senior loans risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is NBIA, located at 1290 Avenue of the Americas, New York, New York 10104. Pursuant to an investment advisory agreement, NBIA is responsible for choosing the Fund’s investments and handling its day-to-day business. NBIA carries out its duties subject to the policies established by the Board of Trustees. Together, NBIA and its affiliates (collectively, “Neuberger Berman”) manage approximately $356 billion in total assets as of December 31, 2019 and continue an asset management history that began in 1939.

The Fund is managed by a team consisting of the following Portfolio Managers:

Thanos Bardas, PhD, Managing Director, joined the firm in 1998. Mr. Bardas is the Global Co-Head of Investment Grade and serves as a Senior Portfolio Manager on Global Investment Grade and Multi-Sector Fixed income strategies. He sits on the firm’s Asset Allocation Committee and Fixed Income’s Investment Strategy Committee, and is a member of the Fixed Income Multi-Sector Group. Mr. Bardas also leads the Global Rates team in determining rates exposure across various portfolio strategies and oversees both inflation and LDI investments. He graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook. He holds FINRA Series 7 and Series 66 licenses.

David M. Brown, CFA, Managing Director, rejoined the firm in 2003. Dave is Global Co-Head of Investment Grade and acts as Senior Portfolio Manager on both Global Investment Grade and Multi-Sector Fixed Income strategies. He is a member of the Fixed Income Investment Strategy Committee and the Fixed Income Multi-Sector Group. Mr. Brown also leads the Investment Grade Credit team in determining credit exposures across both Global Investment Grade and Multi-Sector Fixed Income strategies. Mr. Brown initially joined the firm in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University. Prior to his return, he was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital. Mr. Brown has been awarded the Chartered Financial Analyst designation.

Ashok K. Bhatia, CFA, Managing Director, joined the firm in 2017. Mr. Bhatia is the Deputy Chief Investment Officer for Fixed Income. He is a lead portfolio manager on multi-sector fixed income strategies and is also a member of the Multi-Asset Class portfolio management team, the Fixed Income Investment Strategy Committee and the firm’s Asset Allocation Committee. Previously, Mr. Bhatia has held senior investment and leadership positions in several asset management firms and hedge funds, including Wells Fargo Asset Management, Balyasny Asset Management, and Stark Investments. He has had investment responsibilities across global fixed income and currency markets. Mr. Bhatia began his career in 1993 as an investment analyst at Morgan Stanley. He received a BA with high honors in Economics from the University of Michigan, Ann Arbor, and an MBA with high honors from the University of Chicago. He has been awarded the Chartered Financial Analyst designation.

Bradley C. Tank, Managing Director, joined the firm in 2002 and is the Chief Investment Officer and Global Head of Fixed Income. He is a member of Neuberger Berman’s Operating, Investment Risk, Asset Allocation Committees and Fixed Income’s Investment Strategy Committee, and leads the Fixed Income Multi-Sector Group. From inception in 2008 through 2015, Mr. Tank was also Chief Investment Officer of Neuberger Berman’s Multi-Asset Class Investment business and remains an important member of that team along with the firm’s other CIOs. From 1990 to 2002, Mr. Tank was director of fixed income for Strong Capital Management in Wisconsin. He was also a member of the Office of the CEO and headed institutional and intermediary distribution. In 1997, he was named “Runner Up” for Morningstar Mutual Fund Manager of the Year. From 1982 to 1990, he was a vice president at Salomon Brothers in the government, mortgage and financial institutions areas. Mr. Tank earned a BBA and an MBA from the University of Wisconsin.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PIMCO Income Fund

Class A

Class I

Investment Objective. The primary investment objective of the Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed-income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed-income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed-Income Instruments,” which as used in this Prospectus includes:

●	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
●	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
●	Mortgage-backed and other asset-backed securities;
●	Inflation-indexed bonds issued both by governments and corporations;
●	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
●	Bank capital and trust preferred securities;
●	Loan participations and assignments;
●	Delayed funding loans and revolving credit facilities;
●	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
●	Repurchase agreements on Fixed-Income Instruments and reverse repurchase agreements on Fixed-Income Instruments;
●	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
●	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
●	Obligations of international agencies or supranational entities.
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The Fund may invest in derivatives based on Fixed-Income Instruments.

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Call risk
●	Credit risk
●	Currency risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Issuer risk
●	Leverage risk
●	Managed portfolio risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Portfolio turnover risk
●	Short sales risk
●	Sovereign debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Expense risk
●	Extension risk
●	Investment strategy risk
●	Liquidity risk
●	Prepayment risk
1144

●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Alfred T. Murata is a managing director and portfolio manager in the Newport Beach office, managing income-oriented, multi-sector credit, opportunistic and securitized strategies. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies. He has 19 years of investment experience and holds a Ph.D. in engineering-economic systems and operations research from Stanford University. He also earned a J.D. from Stanford Law School and is a member of the State Bar of California.

Daniel J. Ivascyn is Group Chief Investment Officer and a managing director in the Newport Beach office. He is lead portfolio manager for the firm’s income strategies and credit hedge fund and mortgage opportunistic strategies. He is a member of PIMCO's Executive Committee and a member of the Investment Committee. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013. Prior to joining PIMCO in 1998, he worked at Bear Stearns in the asset-backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 27 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor's degree in economics from Occidental College.

Josh Anderson is a managing director and portfolio manager on the income team in the Newport Beach office. He also leads the global ABS (asset-backed securities) portfolio management team and supports the firm's opportunistic strategies. Previously at PIMCO, he oversaw PIMCO's European opportunistic investments across public and private mortgage, real estate and specialty finance markets, and earlier he was a structured product portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2003, he was an analyst at Merrill Lynch covering both the residential ABS and collateralized debt obligation sectors and was ranked as one of the top analysts by Institutional Investor magazine. He was previously a portfolio manager at Merrill Lynch Investment Managers. He has 23 years of investment experience and holds an MBA from the State University of New York, Buffalo.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PIMCO Investment Grade Credit Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The average portfolio duration of the Fund is anticipated to vary within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments,” which as used in this Prospectus includes:

●	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
●	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
●	Mortgage-backed and other asset-backed securities;
●	Inflation-indexed bonds issued both by governments and corporations;
●	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
●	Bank capital and trust preferred securities;
●	Loan participations and assignments;
●	Delayed funding loans and revolving credit facilities;
●	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
●	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
●	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
●	Obligations of non-U.S. Governments or their subdivisions, agencies and government-sponsored enterprises; and
●	Obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments such as options, futures contracts or swap agreements, or in mortgage- or asset-backed, subject to applicable law and any other restrictions described in the Fund’s Prospectus and SAI.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Call risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Counterparty risk
●	Credit risk
●	Currency risk
●	Debt securities ratings risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Extension risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward and futures contract risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Options risk
●	Portfolio turnover risk
●	Preferred stock risk
●	Prepayment risk
●	Repurchase agreements, purchase and sale contracts risk
●	Reverse repurchase agreements risk
●	Settlement risk
●	Short sales risk
●	Sovereign debt risk
●	Structured investments risk
●	Swaps risk
●	When-issued and delayed delivery securities and forward commitments risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Redemption risk
1147

●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Mr. Arora is an executive vice president and portfolio manager in the Newport Beach office and a member of the credit and liability-driven portfolio management teams. He manages credit portfolios focusing on investment grade and long credit. He was previously a senior member of PIMCO's global risk management team. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. He has also worked on the foreign exchange Treasury desk at Citibank. He has 21 years of investment experience and holds an MBA from NYU Stern School of Business and a bachelor's degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM).

Mr. Mittal is a managing director and portfolio manager in the Newport Beach office, and a senior member of the liability driven investment and credit portfolio management teams. He manages multi-sector portfolios with added specialization in long credit, investment grade credit, total return and unconstrained bond portfolios. In addition, he is head of the U.S. investment grade, high yield and emerging market credit trading desks. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal also serves on the board of Orangewood Foundation. He joined the firm in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO's actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of global credit markets, founded the firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO's global head of investment grade corporate bonds and as a senior credit analyst. He has 26 years of investment experience and holds an MBA from the University of Chicago's Graduate School of Business. He received his undergraduate degree from the University of Michigan.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PIMCO Real Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed-income Instruments. “Fixed-income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure, such as the CPI-U. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, as calculated by PIMCO. For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities. The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

The Fund may not invest more than 5% of its net assets in any combination of mortgage-related and/or other asset-backed inverse floater, interest-only or principal-only securities. To the extent permitted by the Fund’s investment objectives and general investment policies, the Fund may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

Consistent with the Fund’s investment policies, the Fund may invest in “fixed-income instruments,” which as used by this Fund include:

●	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
●	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
●	Mortgage-backed and other asset-backed securities;
●	Inflation-indexed bonds issued both by governments and corporations;
●	Structured notes, including hybrid or “indexed” securities, and event-linked bonds;
●	Bank capital and trust preferred securities;
●	Loan participations and assignments;
●	Delayed funding loans and revolving credit facilities;
●	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
●	Repurchase agreements on Fixed-Income Instruments and reverse repurchase agreements on Fixed-Income Instruments;
●	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
●	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
●	Obligations of international agencies or supranational entities.
1149

The Fund may invest in derivatives based on Fixed-Income Instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Call risk
●	Credit risk
●	Currency risk
●	Debt securities ratings risk
●	Derivatives risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Extension risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Forward and futures contract risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Inflation-indexed securities risk
●	Interest rate risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Mortgage-related and other asset-backed securities risk
●	Options risk
●	Portfolio turnover risk
●	Prepayment risk
●	Short sales risk
●	Swaps risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Asset-based securities risk
●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Counterparty risk
●	Currency management strategies risk
●	Cybersecurity risk
●	Expense risk
●	Market risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
1150

●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Stephen A. Rodosky is a managing director in the Newport Beach office and a portfolio manager for real return and U.S. long duration strategies. He serves as head of talent management for portfolio management in the U.S. and previously led the firm's U.S. rates team. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has 24 years of investment experience and holds a master's degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

Daniel He is a senior vice president and portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, Mr. He structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has 14 years of investment experience and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PPM America Floating Rate Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide a high level of current income.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate debt securities , including, floating rate loans, floating rate notes, other floating rate investments, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans) and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short-term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, corporate bonds, fixed-income debt obligations and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (“Sub-Adviser”) currently expects that the average credit ratings of the Fund's loan facilities will primarily be between BB-/Ba3 and B/B2, Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PPM to be of comparable quality, though the average credit rating of the Fund’s loan portfolio may be outside of this range from time to time.

The Fund may invest up to 20% of its assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield” securities), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

While not a principal investment strategy, the Fund may invest, without limitation, in derivative or other synthetic instruments. For purposes of satisfying the 80% requirement, the Fund may invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate instruments mentioned above. Although the Fund may invest in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans. The Fund may also use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, in buying and selling securities for the Fund, the Sub-Adviser relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions. The Sub-Adviser’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources. The Sub-Adviser also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks. The Fund may also invest in equity securities and may hold rights and warrants received in connection with other investments. The Fund may invest in TIPS and inflation-linked bonds, and U.S. Government securities risk which involve special risk considerations. The Fund’s investment activities may also generate portfolio turnover risk.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Credit risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Senior loans risk
●	Second lien loans risk
●	Issuer risk
●	Settlement risk
●	Consumer discretionary risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Market risk
●	Prepayment risk
●	Interest rate risk
●	Debt securities ratings risk
●	LIBOR replacement risk
●	Income risk
●	Leverage risk
●	Liquidity risk
●	Managed portfolio risk
●	Counterparty risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Temporary defensive positions and large cash positions risk
●	Exchange-traded funds investing risk
●	Investment in other investment companies risk
●	Investment in money market funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

Certain investments and investment techniques have additional risks, such as the potential use of asset-based securities. The Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Call risk
●	Derivatives risk
●	Distressed debt risk
●	Regulatory investment limits risk
●	Portfolio turnover risk
●	Mezzanine securities risk
●	Mortgage-related and other asset-backed securities risk
●	Redemption risk
●	Rule 144A securities risk
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●	Securities lending risk
●	TIPS and inflation-linked bonds risk
●	U.S. Government securities risk
●	Equity securities risk
●	When-issued and delayed delivery securities and forward commitments risk
●	Cybersecurity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2019, PPM, an affiliate of the investment adviser to the Trust, managed approximately $129.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. John Walding is primarily responsible for the day-to-day management of the Fund.

Adam Spielman is a senior managing director and the head of leveraged credit on the fixed income team at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and floating rate income which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

John Walding is a senior managing director and head of bank loans on the fixed income team at PPM. In this role, he oversees the bank loan team and is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to joining PPM in 1999, he was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a staff of several underwriting and portfolio analysts. Previously, he held various positions at Household Commercial Financial Services, Inc. where he managed bank loan, high yield and equity investments. Mr. Walding earned a master’s degree in finance from DePaul University and a bachelor’s degree in business administration from Elmhurst College.

Christopher Kappas is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to joining PPM in 1999, Mr. Kappas was an investment analyst at Black Diamond Capital Management, LLC where he underwrote and analyzed a diverse portfolio of bank loan and corporate bond investments. Previously, he was an assistant vice president and credit analyst at Sumitomo Mitsui Banking Corporation (formerly Sakura Bank) where he managed bank loan investments. Mr. Kappas earned a master’s degree in finance from Loyola University and a bachelor’s degree in finance from the University of Iowa.

David Wagner is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to joining PPM in 2000, Mr. Wagner was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a team of underwriting and portfolio analysts. Previously, he was a manager at Household Commercial Financial Services, Inc. where he managed bank loan investments, including troubled debt restructurings. Mr. Wagner earned a master’s degree in management and marketing from Northwestern University and a bachelor’s degree in finance and marketing from the University of Wisconsin.

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Tim Kane is a vice president and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to his current role, Mr. Kane worked in private securities operations for PPM’s portfolio services team with responsibility for cash reconciliation, reporting and portfolio modeling. Prior to joining PPM in 2007, he was a computer programmer and data architect, and managed an application development team focused on supporting high yield loan products for Morgan Stanley/Van Kampen Funds. Mr. Kane earned a master’s degree in systems strategy and management from Northwestern University and a bachelor’s degree in business from Governors State University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PPM America High Yield Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in high-yield, high-risk debt securities (“junk bonds”) and related investments rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, determined to be below investment-grade quality by the Sub-Adviser. Below investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. The Fund may also invest in bank loans. The Fund may also invest up to 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

The Fund also has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies. For purposes of satisfying the 80% requirement, the Fund may invest in high yield ETFs comprised of junk bonds as described above. The Fund generally uses high yield ETFs as a tool to obtain exposure to the securities in which it primarily invests.

Further, while not a principal investment strategy, the Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. For purposes of satisfying the 80% investment minimum, the Fund may invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, the Sub-Adviser determines the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. In pursuing capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction. For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Sub-Adviser selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds, deferred payment securities, and, TIPS and inflation-linked bonds which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest. Certain of the Fund’s investments are also subject to extension risk and the Fund’s investment activity may generate portfolio turnover risk. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.

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The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Credit risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Issuer risk
●	Market risk
●	Liquidity risk
●	Distressed debt risk
●	Income risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Senior loans risk
●	Managed portfolio risk
●	Debt securities ratings risk
●	Equity securities risk
●	Interest rate risk
●	Foreign regulatory risk
●	Exchange-traded funds investing risk
●	Call risk
●	Rule 144A securities risk
●	Second lien loans risk
●	Prepayment risk
●	Settlement risk
●	Securities lending risk
●	Leverage risk
●	Investment in money market funds risk
●	Investment in other investment companies risk
●	Mezzanine securities risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Certain investments and investment techniques have additional risks. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

The Fund may invest in fixed- and floating-rate loans including loan participations and assignments.

The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Derivatives risk
●	Regulatory investment limits risk
●	Currency transaction risk
●	Currency risk
●	Foreign securities risk
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●	Counterparty risk
●	Cybersecurity risk
●	Portfolio turnover risk
●	Mortgage-related and other asset-backed securities risk
●	Emerging markets and less developed countries risk
●	Redemption risk
●	Convertible securities risk
●	TIPS and inflation-linked bonds risk
●	U.S. Government securities risk
●	Sovereign debt risk
●	Temporary defensive positions and large cash positions risk
●	When-issued and delayed delivery securities and forward commitments risk
●	Extension risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2019, PPM, an affiliate of the investment adviser to the Trust, managed approximately $129.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Adam Spielman is primarily responsible for the day-to-day management of the Fund.

Adam Spielman is a senior managing director and the head of leveraged credit on the fixed income team at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and floating rate income which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

Karl Petrovich is a managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies, which are managed on behalf of investors globally. Mr. Petrovich joined the portfolio management team in 2008 from PPM’s performance and attribution group. Prior to joining PPM in 2006, he managed the Financial Reporting Group for Nuveen Asset Management where he oversaw staff, processes and systems associated with the preparation of financial statements, SEC filings, and other performance and portfolio analytics-related information. Mr. Petrovich earned a bachelor’s degree in finance from the University of Wyoming.

John Broz is a vice president and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies which are managed on behalf of investors globally. Mr. Broz joined the portfolio management team in 2017 from PPM’s fixed income research team, where he covered P&C insurance, insurance brokerage, Yankee banks, and investment management companies, as well as quasi-governmental organizations. Prior to joining PPM in 2013, he worked in the external audit group at Deloitte & Touche. Mr. Broz earned a master’s degree in business administration from the University of Chicago, as well as both a master’s degree and a bachelor’s degree in accountancy from the University of Illinois. He is a Certified Public Accountant (inactive).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

1158

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PPM America Small Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time, and was $97 million to $6.76 billion as of December 31, 2019. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities. Equity securities include common and preferred stocks and securities with economic characteristics similar to common stock characteristics, such as rights and warrants.

PPM America, Inc. (“Sub-Adviser”) employs a value investing style that seeks to uncover investment opportunities that can be purchased at a significant discount relative to the market. The Sub-Adviser utilizes fundamental research with a focus on bottom up security selection using a range of quantitative and qualitative factors. These factors include a company’s financial condition, competitive position and management team strength. The investment process is focused on appraising companies rather than forecasting earnings. This process involves understanding the reasons why securities are undervalued and identifying potential for positive change. With a focus on security selection, sector and industry weightings are primarily the residual of bottom-up stock selection.

The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks, such as holding cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. The Fund may experience risk associated with portfolio turnover.

The Fund generally does not invest in but may hold depositary receipts, rights and warrants received in connection other activities including exchanges, corporate actions or restructurings.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Market risk
●	Liquidity risk
●	Investment style risk
●	Issuer risk
●	Small-capitalization investing risk
●	Financial services risk
●	Mid-capitalization investing risk
●	Managed portfolio risk
●	Foreign regulatory risk
●	Securities lending risk
1160

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Redemption risk
●	Regulatory investment limits risk
●	Cybersecurity risk
●	Foreign securities risk
●	Depositary receipts risk
●	Investment in other investment companies risk
●	Investment in money market funds risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2019, PPM, an affiliate of the investment adviser to the Trust, managed approximately $129.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

PPM utilizes a team-based approach to manage the assets of the portfolio. As they make investment decisions, the team works closely together to generate ideas and consider the market environment when analyzing companies’ long-term fundamental potential and the attractiveness of stocks’ relative valuations. Kevin McCloskey is primarily responsible for the day-to-day management of the Fund.

Kevin McCloskey is a senior managing director and head of the public equity team at PPM. In this role, he oversees the portfolio management and trading activities for the firm’s public equity strategies, including large cap core, large cap value, mid cap value, and small cap value, which are managed on behalf of investors globally. In addition, he covers the brokerage, energy, health care and media sectors. Prior to joining PPM in 2008, Mr. McCloskey was a vice president and senior portfolio manager at Federated Investors where he was responsible for large cap value equity portfolio management. Previously, he was as a portfolio manager and investment analyst at Killian Asset Management. Prior to joining the asset management field, Mr. McCloskey was a captain in the US Air Force. Mr. McCloskey earned a master’s degree in business administration from the University of Dayton and a bachelor’s degree in aerospace engineering from the University of Notre Dame. He is also a CFA® charterholder.

Greg Anderson is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for the firm’s public equity strategies, including large cap core, large cap value, mid cap value, and small cap value, which are managed on behalf of investors globally. Mr. Anderson covers the banking, utilities, chemicals, paper, consulting services and REITS sectors. Prior to joining PPM in 2016, Mr. Anderson was a managing director and sector head of financial services for UBS Global Asset Management. Previously, he was a director of equity research at Segall, Bryant & Hamill and a principal at CMJ Partners. Mr. Anderson earned a master’s degree in finance and statistics from the University of Chicago and a bachelor’s degree in business administration from Moorhead State University. He is a CFA® charterholder.

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Naveen Bobba is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for the firm’s public equity strategies, including large cap core, large cap value, mid cap value, and small cap value which are managed on behalf of investors globally. Mr. Bobba covers the information technology and consumer staples sectors. Prior to joining PPM in 2014, he was a vice president and senior equity analyst for ING Investment Management. Previously, Mr. Bobba was a sell-side analyst at Bear Stearns after beginning his career as a chartered accountant at Sagar & Associates. He earned a master’s degree in finance from the University of Rochester and a bachelor’s degree in mathematics, physics and chemistry from Nagarjuna University.

Jeff Moran is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for the firm’s public equity strategies, including large cap core, large cap value, mid cap value, and small cap value, which are managed on behalf of investors globally. Mr. Moran covers the aerospace and defense, autos, capital goods, insurance, leisure and entertainment and hospitality sectors. Prior to joining PPM in 2004, he was a senior research officer at Hancock Funds. Previously, Mr. Moran was a tax associate at PricewaterhouseCoopers LLP and an airborne ranger in the United States Army. He earned a master’s degree in finance from Cornell University, a master’s degree in accounting from the University of North Carolina and a bachelor’s degree in accounting from the University of North Carolina. He is a CFA® charterholder and a Certified Public Accountant (CPA) (inactive).

Michael MacKinnon is a managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for the firm’s public equity strategies, including large cap core, large cap value, mid cap value, and small cap value, which are managed on behalf of investors globally. Mr. MacKinnon covers the apparel, diversified financials, housing, metals, retail, transportation and telecommunication sectors. Prior to joining PPM in 1999, Mr. MacKinnon was a senior accountant at Arthur Andersen LLP. Mr. MacKinnon earned a master’s degree with concentrations in finance, marketing and organizational behavior from the University of Chicago and a bachelor’s degree in accounting from the University of Notre Dame. He is a CFA® charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/PPM America Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage and other asset-backed securities and cash equivalents. The Fund’s average portfolio duration normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index (“index”), which as of December 31, 2019, was 5.85 years. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. The Fund seeks to manage duration versus the duration of the Index as a reflection of its expectation for future changes in interest rates.

The Fund may invest up to 20% of its assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment grade quality by Sub-Adviser. Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, MSCI, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above such as options, futures contracts or swap agreements. Specifically, the Fund may use futures to hedge duration or to increase the Fund’s exposure to interest rate or yield curve risk. The Fund may also use credit default swaps or credit default swap indices (CDX) to increase or decrease the Fund’s exposure to credit risk or to hedge credit risk in a particular name, industry or sector. The Fund may invest without limitation in derivative instruments. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into purchase and sale contracts of mortgage pools or by using other investment techniques (such as dollar rolls). Additionally, the Fund has the ability to invest in money market funds.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, the team looks across various debt sectors to identify what it believes to be the best relative value investment opportunities generated by market inefficiencies. The Sub-Adviser analyzes:

●	predictability and stability of cash flows through economic cycles as a measure of business risk; and
●	the amount of leverage and debt structure as a measure of financial risk.

The Sub-Adviser also performs ‘stress-testing’ to gauge potential credit deterioration under downside scenarios, specifically assessing the impact of:

●	possible declines in cash flow generation; and
●	shareholder friendly activities and asset value available to support debtholders.

Each security is then assigned a proprietary internal credit rating and a relative value recommendation. The Sub-Adviser then selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise. In choosing investments, the Sub-Adviser determines the allocations to investment grade and high yield securities based on its outlook for risk-adjusted returns from those types of securities. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

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The Fund seeks to consistently add value relative to the Index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration within two years (plus or minus) the duration of the Index.

Certain investments and investment techniques have additional risks such as the potential investment in equity securities and rights and warrants received in connection with other investments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Interest rate risk
●	Credit risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Income risk
●	Issuer risk
●	Prepayment risk
●	Call risk
●	Asset-based securities risk
●	Derivatives risk
●	Debt securities ratings risk
●	Liquidity risk
●	Extension risk
●	Managed portfolio risk
●	When-issued and delayed delivery securities and forward commitments risk
●	Leverage risk
●	Counterparty risk
●	Portfolio turnover risk
●	Rule 144A securities risk
●	Settlement risk
●	Foreign securities risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Currency risk
●	Currency transaction risk
●	Emerging markets and less developed countries risk
●	Mezzanine securities risk
●	Redemption risk
●	Regulatory investment limits risk
●	Second lien loans risk
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●	Senior loans risk
●	Sovereign debt risk
●	LIBOR replacement risk
●	Investment in money market funds risk
●	Investment in other investment companies risk
●	Temporary defensive positions and large cash positions risk
●	Securities lending risk
●	Cybersecurity risk
●	TIPS and inflation-linked bonds risk
●	Equity securities risk
●	Distressed debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2019, PPM, an affiliate of the investment adviser to the Trust, managed approximately $129.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Michael Kennedy is primarily responsible for the day-to-day management of the Fund.

Mike Kennedy is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income, credit, long short credit, and strategic income, which are managed on behalf of investors globally. Prior to joining PPM in 2006, Mr. Kennedy was a senior vice president and portfolio manager at Columbia Management Group (formerly Stein Roe & Farnham) where he managed fixed income mutual funds and institutional client portfolios. Previously, Mr. Kennedy was the assistant director of portfolio management for Homewood Federal Savings & Loan. Mr. Kennedy earned a master’s degree from Northwestern University and a bachelor’s degree in business administration from Marquette University. He is a CFA® charterholder.

Sau Mui is a vice president and portfolio manager on the fixed income team at PPM. She is responsible for investment and allocation decisions for the firm’s core plus strategy which is managed on behalf of investors globally. Prior to her current role, Ms. Mui was a credit analyst on the research team responsible for analyzing the credit of Yankee banks, insurance brokerage and specialty finance companies. Prior to joining PPM in 2017, she was an investment analyst at Harris Associates L.P. where she was responsible for corporate credit coverage of various sectors including healthcare, telecommunications, retail and automotive. Previously, she was a credit research associate at Putnam Investments. Ms. Mui earned a bachelor’s degree in hotel administration from Cornell University. She is a CFA® charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/RAFI® Fundamental Asia Developed Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Asia Developed Index.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Asia Developed Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed Asian countries.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the developed Asian countries by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

As of December 31, 2019, the Index consisted of 600 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed Asian countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Asian investment risk
●	Foreign securities risk
●	Foreign regulatory risk
●	License termination risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk
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●	Limited management, trading cost and rebalance risk
●	Market risk
●	Derivatives risk
●	Exchange-traded funds investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Credit risk
●	Cybersecurity risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

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Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/RAFI® Fundamental Europe Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental Europe Index.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental Europe Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of securities from developed European countries.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the developed European countries by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

As of December 31, 2019, the Index consisted of 354 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities, from developed European countries. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	European investment risk
●	Foreign securities risk
●	Foreign regulatory risk
●	License termination risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk
●	Limited management, trading cost and rebalance risk
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●	Market risk
●	Derivatives risk
●	Exchange-traded funds investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Credit risk
●	Cybersecurity risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/RAFI® Fundamental U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental U.S. Small Company Index.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental U.S. Small Company Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of U.S. small companies. The Index Provider weights companies based on fundamental measures of company size (as measured by accounting variables) rather than their market capitalization.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. Next, the Index Provider selects companies by cumulative free-float adjusted fundamental weight. Companies in the top 98% cumulative adjusted fundamental weight, excluding those companies in the top 86%, constitute the small company size universe.

As of December 31, 2019, the Index consisted of 805 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Small-capitalization investing risk
●	License termination risk
●	Passive investment risk
●	Index investing risk
●	Tracking error risk
●	Limited management, trading cost and rebalance risk
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●	Market risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Credit risk
●	Cybersecurity risk
●	Investment strategy risk
●	Issuer risk
●	Liquidity risk
●	Leverage risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

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Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/RAFI® Multi-Factor U.S. Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Multi-Factor U.S. Index.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Multi-Factor U.S. Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a rules-based approach to construct factor portfolios within the Index. The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

The Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum, and size.

●	The value factor emphasizes companies with high ratio of company fundamental weight to its market capitalization weight.
●	The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns.
●	The quality factor emphasizes companies that are high in profitability and low in investment spending.
●	The momentum factor emphasizes stocks with high momentum.
●	The size factor is the equal weight of the small company portions, based on a company’s fundamental weight, of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor,” which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company.

For the value, low volatility, and quality “factor portfolios,” eligible securities are ranked by their factor score, and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio.” For the momentum “factor portfolio,” eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.

The Index is reconstituted on an annual basis and rebalanced on a quarterly basis. As of December 31, 2019, the Index consisted of 887 Component Securities. The Index allocates an equal weight to each factor at each quarterly rebalance.

Each factor (other than momentum) is reconstituted annually on the last business day of March and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. For example, a single factor will be divided into four similar tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

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The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	License termination risk
●	Index investing risk
●	Passive investment risk
●	Tracking error risk
●	Limited management, trading cost and rebalance risk
●	Small-capitalization investing risk
●	Market risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Credit risk
●	Cybersecurity risk
●	Investment strategy risk
●	Issuer risk
●	Leverage risk
●	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

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Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/T. Rowe Price Balanced Fund

(formerly, JNL/T. Rowe Price Managed Volatility Balanced Fund)

Class I

Class A

Investment Objectives. The investment objective of the Fund is to seek capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund will invest at least 25% of its total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

When deciding upon overall allocations between stocks and fixed income securities, the T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the Sub-Adviser’s proprietary stock research expertise. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds and emerging market bonds), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment grade bonds.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The Fund also may invest in other securities and debt instruments, such as preferred stocks, convertible securities, and bank loans, as well as use derivatives, such as forward contracts, futures contracts and swaps, that are consistent with its investment program. The Fund may invest in foreign fixed income securities, including securities of emerging market issuers. In addition, the Fund may invest a portion of its assets in other investment companies that invest in common stock and/or fixed income securities, including investment companies affiliated with the Sub-Adviser.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Interest rate risk
●	Credit risk
●	Liquidity risk
●	Extension risk
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●	Prepayment risk
●	Managed portfolio risk
●	Large-capitalization investing risk
●	Investment style risk
●	Foreign regulatory risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Accounting risk
●	Mortgage-related and other asset-backed securities risk
●	Sector risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Derivatives risk
●	Forward and futures contract risk
●	Call risk
●	Currency risk
●	Sector risk
●	Liquidity risk
●	Preferred stock risk
●	Sovereign debt risk
●	Convertible securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Charles Shriver is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Multi-Asset Division Group. Mr. Shriver is a member of T. Rowe Price Multi-Asset Division Committee and has been with the firm since 1991. Mr. Shriver earned a B.A. in economics and rhetoric/communications studies from the University of Virginia, an M.S.F. in finance from Loyola University Maryland, and a graduate diploma in public economics from Stockholm University. He has earned the Chartered Financial Analyst designation.

Toby Thompson is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager within the T. Rowe Price Multi-Asset Division Group. He serves as co-portfolio manager of the T. Rowe® ActivePlus Portfolios and Price Managed Volatility Strategies and is a member of the Investment Advisory Committees of the Global Allocation Fund, Balanced Fund, Personal Strategy Funds, and Spectrum Funds. Prior to joining the firm in 2007, Mr. Thompson served as director of investments of the I.A.M. National Pension Fund. Before joining the I.A.M. National Pension Fund, Mr. Thompson was a principal with Brown Investment Advisory, where he worked in fixed income research, served as director of open architecture and asset allocation, and was a member of the firm’s Strategic Investment Committee. Mr. Thompson earned a B.S. in business and economics from Towson University and an M.B.A. in finance from Loyola University Maryland. He has earned his Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/T. Rowe Price Capital Appreciation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the Sub-Adviser believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may at times invest significantly in certain sectors.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund may invest up to 10% of total assets in mortgage- and asset-backed securities. The Fund may also write (i.e., sell) call options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into what the Sub-Adviser believes are more promising opportunities.

The Fund may also invest in hybrid instruments (up to 10% of total assets), illiquid securities, and registered investment companies.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Stock risk
●	Foreign securities risk
●	Sector risk
●	Convertible securities risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Interest rate risk
●	Credit risk
●	Liquidity risk
●	Options risk
●	Mid-capitalization investing risk
●	Accounting risk
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●	Fixed-income risk
●	Company risk
●	Equity securities risk
●	Financial services risk
●	Foreign regulatory risk
●	Investment strategy risk
●	Investment style risk
●	Leverage risk
●	Managed portfolio risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Small-capitalization investing risk
●	Volatility risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Forward and futures contract risk
●	Hedging instruments risk
●	Large-capitalization investing risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. David R. Giroux. Information regarding the portfolio manager of the Fund is set forth below.

David R. Giroux, CFA, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. Mr. Giroux is a portfolio manager, Chief Investment Officer, U.S. Equity Multi-Discipline, and president and chairman of the Investment Advisory Committee. Mr. Giroux joined the firm in 1998 and, until 2006, had analytical responsibility for the firm’s investments in the industrials and automotive sectors. As an analyst, Mr. Giroux covered the automotive sector. Mr. Giroux has a B.A. in Finance and Political Economy from Hillsdale College. Mr. Giroux is also a chartered financial analyst.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

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A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/T. Rowe Price Established Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital growth through investments in stocks.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing generally in common stocks of large-capitalization companies. T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”) generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests typically in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets. The Fund may at times invest significantly in technology stocks.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Investment style risk
●	Stock risk
●	Concentration risk
●	Foreign securities risk
●	Emerging markets and less developed countries risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Foreign regulatory risk
●	Forward and futures contract risk
●	Options risk
●	Accounting risk
●	Market risk
●	Equity securities risk
●	Investment strategy risk
●	Financial services risk
●	Company risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks, derivatives, hybrid instruments (up to 10% of the Fund’s total assets), other investment companies, REITs, partnerships, and corporate and government debt obligations, in keeping with Fund objectives.

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The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Derivatives risk
●	Sector risk
●	Volatility risk
●	Counterparty risk
●	Leverage risk
●	Liquidity risk
●	Redemption risk
●	Expense risk
●	Investments in IPOs risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Joseph B. Fath, CPA is chairman of the Investment Advisory Committee, and has day-to-day portfolio management responsibilities over the Fund. Mr. Fath joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division. He is the portfolio manager and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund. Mr. Fath graduated, with honors, with a B.S. in accounting from the University of Illinois at Urbana–Champaign. He earned an M.B.A., with honors, in finance and entrepreneurial management from the Wharton School, University of Pennsylvania. Mr. Fath also has earned the certified public accountant accreditation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1185

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”) expects to grow at a faster rate than the average company. The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or Russell MidCap® Growth Index. The market capitalization of companies in the Fund’s portfolio and the Standard & Poor’s and Russell indices changes over time. As of December 31, 2019, the market capitalization range for the S&P Mid Cap 400 is $1.1 billion to $19.4 billion. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth is $1.2 billion to $78.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges. As a growth investor, the Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Depending upon cash flows into and out of the Fund, the Adviser may direct up to 20% of the portfolio be invested in a mid-capitalization growth index strategy (“index sleeve”) managed by Mellon Investments Corporation (“Mellon”). For the index sleeve, the Fund employs a passive investment approach, called indexing. For the index sleeve, the Fund does not employ traditional methods of active investment management, which involves the buying and selling of individual securities based upon security analysis. The index sleeve attempts to replicate the Russell MidCap® Growth Index by investing all or substantially all of its assets in the stocks that make up the Russell MidCap® Growth Index in proportion to their market capitalization weighting in the Russell MidCap® Growth Index. The Fund may at times invest significantly in certain sectors.

The index sleeve managed by Mellon attempts to replicate the Russell MidCap® Growth Index by replicating a majority of the Russell MidCap® Growth Index and sampling from the securities remaining in the index. To the extent that the Fund seeks to replicate the Russell MidCap® Growth Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell MidCap® Growth Index may be anticipated in both rising and falling markets. The Fund may invest in derivative instruments to manage cash flows and to equitize dividend accruals.

In addition, the Fund on occasion will purchase stocks of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-capitalization companies (as defined above) at the time of purchase. The Fund may also invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets, and 10% of its assets in futures.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects. In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research. The Fund will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally favor companies with one or more of the following selects stocks using a growth approach and looks for companies that have:

●	A demonstrated potential to sustain earnings growth;
●	A record of above-average earnings growth;
●	Connection to an industry experiencing increasing demand;
●	Proven products or services; or
●	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for a substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

1186

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Mid-capitalization investing risk
●	Stock risk
●	Sector risk
●	Foreign securities risk
●	Investment style risk
●	Managed portfolio risk
●	Investment strategy risk
●	Foreign regulatory risk
●	Market risk
●	Equity securities risk
●	Index investing risk
●	Financial services risk
●	Accounting risk
●	Company risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, preferred stock, registered investment companies, REITs, partnerships, illiquid securities, and warrants, in keeping with Fund objectives. The Fund may also invest in hybrid instruments (up to 10% of total assets).

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risk specifics to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public opportunities ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Volatility risk
●	Redemption risk
●	Liquidity risk
●	Derivatives risk
●	Leverage risk
●	Counterparty risk
●	Expense risk
●	Investments in IPOs risk
●	Portfolio turnover risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Cybersecurity risk
1187

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe, located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe is responsible for managing the active sleeve of the portfolio. Mellon Capital is responsible for the management of assets invested in the mid-cap growth index strategy.

T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis. Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

The individual members of the team who are jointly and primarily responsible for management of the index sleeve are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1188

JNL/T. Rowe Price Short-Term Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund’s average effective maturity will normally not exceed three (3) years. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”). The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions generally reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices, yields and credit quality of the various securities. For example, if the Sub-Adviser expects interest rates to fall, the Sub-Adviser may purchase longer-term securities (within the framework of the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if the Sub-Adviser expects interest rates to rise, the Fund may seek securities with shorter maturities.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Foreign securities risk
●	Extension risk
●	Managed portfolio risk
●	Mortgage-related and other asset-backed securities risk
●	Derivatives risk
●	Swaps risk
●	Liquidity risk
●	Income risk
●	Portfolio turnover risk
●	Issuer risk
●	U.S. Government securities risk
●	Foreign regulatory risk
1189

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may also invest in foreign securities (including Yankee bonds), registered investment companies and illiquid securities. The Fund may also invest in hybrid instruments (up to 10% of total assets).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Market risk
●	Leverage risk
●	Foreign exchange and currency derivatives trading risk
●	Forward and futures contract risk
●	Non-hedging foreign currency trading risk
●	Inflation-indexed securities risk
●	Counterparty risk
●	Asset-based securities risk
●	Currency management strategies risk
●	Currency risk
●	Investment in money market funds risk
●	Stock risk
●	Repurchase agreements, purchase and sale contracts risk
●	Second lien loans risk
●	Securities lending risk
●	Senior loans risk
●	Settlement risk
●	Prepayment risk
●	Investment strategy risk
●	Municipal securities risk
●	Temporary defensive positions and large cash positions risk
●	TIPS and inflation-linked bonds risk
●	Cybersecurity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee Co-Chaired by Michael F. Reinartz, CFA. Mr. Reinartz has day-to-day responsibility for managing the portfolio and work with the Investment Advisory Committee in developing and executing the Fund’s investment program. Mr. Reinartz has been chairman of the committee since 2015. Mr. Reinartz joined T. Rowe Price in 1996. Prior to his current role, he was a member of the Short-Term Bond, Strategic Income, and Quantitative Research teams and provided portfolio modeling and analysis support to portfolio managers. He also worked as a senior mutual fund accountant and an investment liaison in the Fixed Income Division.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1190

JNL/T. Rowe Price U.S. High Yield Fund

(formerly, JNL/Crescent High Income Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return, and secondarily, current income.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency (i.e., Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings or Fitch Ratings, Inc.), or, if not rated by any major credit rating agency, deemed to be below investment grade by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund considers U.S. high yield instruments to include noninvestment-grade bonds, bank loans, and other debt instruments issued by U.S. issuers, as well as bonds denominated in U.S. dollars that are issued by foreign banks and corporations and registered with the SEC for sale in the U.S. (such as Yankee bonds). If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the Fund’s 80% investment policy. The Fund focuses its investments on high yield corporate bonds but may also invest in other income producing instruments including bank loans, convertible securities, and preferred stocks. In selecting bonds, the Sub-Adviser generally evaluates the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments.

High yield instruments tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the Fund may be senior or subordinate obligations of the borrower. The Fund may invest up to 15% of its total assets in bank loans.

The Fund may purchase securities of any maturity, and its weighted average maturity and duration will vary with market conditions. In selecting investments, the Fund relies extensively on rigorous credit research and analysis.

While most assets will typically be invested in U.S. issued instruments and U.S. dollar-denominated instruments, the Fund may also invest in non-U.S. dollar-denominated bonds of foreign issuers (including securities of issuers in emerging markets). The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated foreign instruments.

While most assets will typically be invested directly in bonds and other debt instruments, the Fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the Fund’s overall credit quality, to protect against fluctuations in the prices of certain holdings, to gain exposure to a particular issuer or security, or to manage certain investment risks such as changes in an issuer’s creditworthiness.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, to shift assets into and out of higher-yielding instruments, or to reduce its exposure to certain instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Interest rate risk
●	Credit risk
●	Foreign securities risk
●	Convertible securities risk
●	Preferred stock risk
1191

●	Corporate loan, sovereign entity loan, and bank loan risk
●	Liquidity risk
●	Derivatives risk
●	Portfolio turnover risk
●	Foreign regulatory risk
●	Managed portfolio risk
●	Call risk
●	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Leverage risk
●	Cybersecurity risk
●	Investment strategy risk
●	Temporary defensive positions and large cash positions risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Kevin Loome, Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, is the Executive Vice President and Portfolio Manager of the Philadelphia-based T. Rowe Price U.S. High Yield Fund and is chairman of its Investment Advisory Committee. Mr. Loome joined the T. Rowe Price in 2017 through T. Rowe Price's acquisition of the Henderson High Yield Opportunities Fund. Prior to joining the firm, Mr. Loome had worked with the Henderson team since 2013, most recently as head of U.S. credit and manager of the high yield team. Before that, Mr. Loome worked for Delaware Investments, where he was head of high yield Investments and a senior portfolio manager. Mr. Loome began his career at Morgan Stanley as an investment banking analyst and later served as an analyst and portfolio manager at T. Rowe Price. Mr. Loome earned a B.S. in commerce from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Mr. Loome also has earned the Chartered Financial Analyst designation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1192

JNL/T. Rowe Price Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”) regards as undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but the Sub-Adviser believes have good prospects for capital appreciation. In selecting investments, the Sub-Adviser generally looks for one or more of the following:

●	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;
●	Low stock price relative to a company’s underlying asset values;
●	Companies that may benefit from restructuring activities; and/or
●	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets. The Fund may at times invest significantly in certain sectors.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Investment style risk
●	Stock risk
●	Sector risk
●	Foreign securities risk
●	Large-capitalization investing risk
●	Mid-capitalization and small-capitalization investing risk
●	Managed portfolio risk
●	Investment strategy risk
●	Foreign regulatory risk
●	Portfolio turnover risk
●	Financial services risk
●	Market risk
●	Derivatives risk
●	Company risk
●	Accounting risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1193

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program. These may include:

●	Futures and options;
●	Preferred stocks;
●	Convertible securities and warrants;
●	Fixed-income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt;
●	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options;
●	Registered investment companies; and
●	Private placements.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Preferred stock risk
●	Options risk
●	Convertible securities risk
●	Fixed-income risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Privately placed securities risk
●	Cybersecurity risk
●	Expense risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee, chaired by Mark S. Finn, CFA, CPA. Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998. Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a Portfolio Manager in the U.S. Equity Division. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery strategy team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income strategies. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

1194

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Vanguard Capital Growth Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Capital Growth Fund (“Fund” or “Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”).

Principal Investment Strategies. The Fund seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

The Master Fund may invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.

The portion of the Master Fund’s assets invested in a particular market sector or industry may be significantly larger or smaller than that sector or industry’s proportion in the overall stock market. The Master Fund tends to invest a high percentage of its assets in its ten largest holdings.

The Master Fund invests mainly in common stocks of companies that PRIMECAP Management Company (“PRIMECAP”), the Master Fund’s investment advisor, believes to have favorable prospects for capital appreciation and that sell at attractive prices but typically produce little current income. PRIMECAP selects common stocks that it believes have above-average earnings growth potential that is not reflected in the current market price. Companies selected for stock purchases typically have strong positions within their industries, increasing sales, improving profitability, good long-term prospects for above-average growth in earnings, and strong management teams.

Using careful analysis, the Master Fund attempts to quantify a company’s “fundamental value”, which is PRIMECAP’s estimate of the financial value of the company. PRIMECAP compares the fundamental value with the market price of the company’s stock. The Master Fund then decides whether or not to purchase the stock mainly on the basis of how attractive its market price is in relation to its fundamental value. Although the Master Fund invests with a long-term horizon of three to five years, PRIMECAP may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.

PRIMECAP does not try to make investment decisions based on short-term trends in the stock market. If attractively priced stocks cannot be found, the Master Fund’s cash levels will increase. Because PRIMECAP’s selections are determined by an analysis of each individual stock, the Master Fund’s makeup may differ substantially from the overall market’s characteristics. For example, the proportion of the Master Fund’s assets invested in a particular market sector or industry may be significantly larger or smaller than that sector or industry’s proportion in the overall stock market.

The Master Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Master Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Master Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Master Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of portfolios that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Master Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements.

The Master Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Master Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Master Fund assets invested in a Vanguard CMT Fund.

The Master Fund may temporarily depart from its normal investment policies and strategies when PRIMECAP believes that doing so is in the Master Fund's best interest, so long as the alternative is consistent with the Master Fund's investment objective. For instance, the Master Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Master Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Master Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

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In addition, the Master Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Master Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Concentration risk
●	Currency risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser(s) to the Master Fund

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The Master Fund’s and Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.32%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.34%

Feeder Fund
Class A
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.26%

Feeder Fund
Class I
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.96%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by PRIMECAP. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.53% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.33% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

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JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by PRIMECAP, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time. The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

PRIMECAP Management Company (“PRIMECAP”), 225 South Lake Avenue, Suite 400, Pasadena, CA 91101, provides investment advisory services to the Master Fund. An investment advisory firm founded in 1983, PRIMECAP also provides investment advisory services to endowment funds, employee benefits plans, mutual funds, and foundations unrelated to Vanguard. PRIMECAP managed approximately $147 billion in assets as of December 31, 2019. PRIMECAP manages the Master Fund subject to the supervision and oversight of Vanguard and the Master Fund’s board of trustees.

The portfolio managers primarily responsible for overseeing the day-to-day management of the Master Fund are:

Theo A. Kolokotrones, Chairman of PRIMECAP. He has worked in investment management since 1970, has managed assets since 1979, has been with PRIMECAP since 1983, and has co-managed the Master Fund since its inception in 2002. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985, has been with PRIMECAP since 1986, has managed assets since 1987, and has co-managed the Master Fund since its inception in 2002. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Alfred W. Mordecai, Vice Chairman of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997, has managed assets since 1999, and has co-managed the Master Fund since its inception in 2002. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000, has managed assets since 2007, and has co-managed the Master Fund since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

James Marchetti, Executive Vice President, Portfolio Manager, and Principal of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2005, has managed assets since 2014, and has co-managed the Master Fund since 2015. Education: B.S., Massachusetts Institute of Technology; M.B.A., MIT Sloan School of Management.

Each of these five individuals manages his portion of the Master Fund autonomously; there is no decision-making by committee. A small portion of the Master Fund’s assets is co-managed by individuals in PRIMECAP’s research department.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/Vanguard Equity Income Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Equity Income Fund (“Fund” or “Feeder Fund”) seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of the Master Fzund Adviser (defined below), undervalued relative to similar stocks. In addition, the Master Fund’s advisers, Vanguard Group, Inc. (“Vanguard”) and Wellington Management Company LLP (“Wellington”) (each a “Master Fund Adviser”, collectively, “Master Fund Advisers”) generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Master Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Master Fund may invest up to 25% of its assets in foreign securities.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general.

At the time of purchase by the Master Fund, a stock can be out of favor with the investment community. Stocks purchased by the Master Fund are generally expected to produce an above-average level of current income and to have the potential for long-term capital appreciation.

Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund. The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser will sell a security when, in the view of the advisor, it is no longer as attractive as an alternative investment or if the Master Fund Adviser deems it to be in the best interest of the Master Fund. Each Master Fund Adviser may reach different conclusions on the same security. Each Master Fund Adviser uses a different process to select securities for its portion of the Master Fund’s assets; however, each is committed to buying stocks that it believes will produce above-average income and that, in the Master Fund Adviser’s opinion, have the potential for long-term capital appreciation.

Wellington employs a fundamental security analysis approach to identify desirable individual stocks, seeking those that typically offer above-average dividend yields, below-average valuations, and the potential for dividend increases in the future.

Vanguard constructs a diversified portfolio of dividend-paying stocks based on its assessment of the relative return potential of the securities. Vanguard selects securities that it believes offer an appropriate balance between strong growth prospects and reasonable valuations relative to their industry peers. Vanguard manages the portfolio through the use of a quantitative process to evaluate all of the securities in the Master Fund's benchmark, the FTSE High Dividend Yield Index (“Index”), while seeking to maintain a risk profile similar to that of the Index. This process was developed by a team of Vanguard researchers, and this process is continually evolving. All potential enhancements to the process go through rigorous peer vetting and validation before being implemented. A team of portfolio managers utilizes the resulting process to determine which securities to buy and sell in the Master Fund.

The Master Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Master Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Master Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Master Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of portfolios that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Master Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements.

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The Master Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Master Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Master Fund assets invested in a Vanguard CMT Fund.

The Master Fund may temporarily depart from its normal investment policies and strategies when the Master Fund Adviser believes that doing so is in the Master Fund's best interest, so long as the alternative is consistent with the Master Fund's investment objective. For instance, the Master Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Master Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Master Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Master Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Master Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Vanguard administers a small portion of the Master Fund's assets to facilitate cash flows to and from the Master Fund’s advisors. The Master Fund typically invests its assets in equity futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. These equity futures and ETFs typically provide returns similar to those of common stocks. The Master Fund may also purchase futures or ETFs when doing so will reduce the Master Fund's transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Master Fund assets invested in ETF Shares of other Vanguard funds. Master Fund assets invested in ETF Shares are excluded when allocating to the Master Fund its share of the costs of Vanguard operations.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Concentration risk
●	Currency risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Expense risk
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●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser(s) to the Master Fund

The Master Fund’s and Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.28%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.30%

Feeder Fund
Class A
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.23%

Feeder Fund
Class I
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.93%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Vanguard and Wellington. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

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If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.53% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.34% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is advised by Vanguard and Wellington. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, MA 02210, is a Delaware limited liability partnership and an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability company. As of December 31, 2019, Wellington had investment management authority with respect to approximately $1.2 trillion in assets. The firm manages the Master Fund subject to the supervision and oversight of Vanguard and the Master Fund’s board of trustees.

The Vanguard Group, Inc. (“Vanguard”), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Master Fund through its Quantitative Equity Group. As of December 31, 2019, Vanguard managed approximately $5 trillion in assets.

The managers primarily responsible for the day-to-day management of the Master Fund are:

W. Michael Reckmeyer, III, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1984, has been with Wellington Management since 1994, and has managed a portion of the Master Fund since 2007. Education: B.S. and M.B.A., University of Wisconsin.

James P. Stetler, Principal of Vanguard. He has been with Vanguard since 1982; has worked in investment management since 1996, and has managed investment portfolios; including a portion of the Master Fund, since 2003 (co-managed since 2012). Education: B.S., Susquehanna University; M.B.A., Saint Joseph’s University.

Binbin Guo, Ph.D., Principal of Vanguard and head of Equity Research and Portfolio Strategies of Vanguard’s Quantitative Equity Group. He oversees the quantitative research team and develops portfolio strategies for equity and alternative asset classes. He has been with Vanguard since 2007 and has co-managed a portion of the Master Fund since 2016. Education: B.S. and M.S., Tsinghua University, China; Ph.D. and M.Phil., Yale University.

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The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/Vanguard International Fund

Class A

Class I

Investment Objective. The JNL/Vanguard International Fund (“Fund” or “Feeder Fund”) seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisers, Baillie Gifford Overseas Ltd. (“Baillie Gifford”) and Schroder Investment Management North America Inc. (“Schroders”) (each a “Master Fund Adviser”, collectively, “Master Fund Advisers”), evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general.

Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund. Each Master Fund Adviser employs active investment management methods, which means that securities are bought and sold according to the Master Fund Adviser’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser will sell a security when, in the view of the Master Fund Adviser, it is no longer as attractive as an alternative investment or if the Master Fund Adviser deems it to be in the best interest of the Master Fund. Each Master Fund Adviser may reach different conclusions on the same security.

Baillie Gifford follows an investment approach based on making long-term investments in well-researched and well-managed businesses with above-average growth potential.

Baillie Gifford analyzes a company’s ability to grow at an above-average rate by considering the industry in which it operates, any sustainable competitive advantages the company has within that industry, the ability of management to execute on the market opportunity before them, and whether the company can fund growth with internally generated cash flows. Baillie Gifford also considers the valuation of the company to understand the extent to which the market has already appreciated these factors. Historically, Baillie Gifford has been willing to pay a premium for companies it believes can deliver superior growth.

Schroders seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroders leverages the extensive knowledge of, and recommendations generated by, approximately 90 regional analysts located across the globe. The strongest ideas of these local analysts are then overlaid with the global perspective of an international team of global sector specialists. In Schroders’ view, this combination of local expertise and global analysis provides an optimal framework for identifying strong investment candidates and building high-quality efficient portfolios across multiple regions and sectors.

In addition, the Master Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Master Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

The Vanguard Group, Inc. (“Vanguard”) administers a small portion of the Master Fund’s assets to facilitate cash flows to and from the Master Fund’s Advisors. The Master Fund typically invests its assets in equity futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. These equity futures and ETFs typically provide returns similar to those of common stocks. The Master Fund may also purchase futures or ETFs when doing so will reduce the Master Fund’s transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Master Fund assets invested in ETF Shares of other Vanguard funds. Master Fund assets invested in ETF Shares are excluded when allocating to the Master Fund its share of the costs of Vanguard operations.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Currency risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Mid-capitalization and small-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Master Fund may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Master Fund may also invest in convertible securities.

The Master Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Master Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Master Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Master Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of portfolios that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Master Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Convertible securities risk
●	Counterparty risk
●	Cybersecurity risk
●	Depositary receipts risk
●	Derivatives risk
●	Expense risk
●	Investment in money market funds risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser(s) to the Master Fund

The Master Fund’s and Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.35%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.38%

Feeder Fund
Class A
Management Fee	1.03%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.46%

Feeder Fund
Class I
Management Fee	1.03%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.16%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Advisers to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Baillie Gifford and Schroders. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that is normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.68% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.48% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

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JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is advised by Vanguard, and sub-advised by Baillie Gifford and Schroders. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time. The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

Baillie Gifford Overseas Ltd. (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland, is an investment advisory firm founded in 1983. It is wholly owned by a Scottish investment company, Baillie Gifford & Co., which was founded in 1908. Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom and manages money primarily for institutional clients. Baillie Gifford began managing a portion of the Master Fund in 2003. As of December 31, 2019, Baillie Gifford & Co. had assets under management that totaled approximately $290 billion .

Schroders Investment Management North America Inc. (“Schroders”), 7 Bryant Park, 19th Floor, New York, NY 10018-3706, is a registered investment advisor that is part of a worldwide group of financial services companies that are wholly owned by Schroders plc. As of December 31, 2019, Schroders plc, together with its affiliated companies, managed approximately $555.5 billion in assets. Schroder Investment Management North America Ltd. (Schroder Limited), 31 Gresham Street, London, EC2V 7QA, England, serves as the sub-adviser for the Schroders portion of the Master Fund.

The managers primarily responsible for the day-to-day management of the Master Fund are:

James K. Anderson, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford, and Head of Global Equities. He has managed assets with Baillie Gifford since 1985 and has managed a portion of the Master Fund since 2003 (co-managed since 2013). Education: B.A., University College, Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton Ottawa University.

Thomas Coutts, Partner and Chief of Investment Staff of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford. He has worked in investment management with Baillie Gifford since 1999, has managed investment portfolios since 2001, and has co-managed a portion of the Master Fund since December 2016. Education: B.A., Trinity College, Oxford.

Simon Webber, CFA, Portfolio Manager at Schroders. He has worked in investment management since 1999, has managed assets for Schroders since 2001, and has managed a portion of the Master Fund since 2009. Education: B.Sc. from the University of Manchester.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/Vanguard Small Company Growth Fund

Class A

Class I

Investment Objective. The JNL/Vanguard Small Company Growth Fund (“Fund” or “Feeder Fund”) seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), if not all its assets, in shares of the Master Fund.

Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund’s advisers, ArrowMark Colorado Holdings, LLC (“ArrowMark”) and The Vanguard Group, Inc. (“Vanguard”) (each a “Master Fund Adviser”, collectively, “Master Fund Advisers”), to have superior growth potential. Also, these companies often provide little or no dividend income.

The Master Fund’s investment in small company stocks generally will be within the capitalization range of the companies included in the Russell 2500 Growth Index (“Index”) which was $143 million to $10 billion, as of December 31, 2019. In the future, the Index’s market capitalization range may be higher or lower, and the Master Fund may use a different small-cap index as a benchmark.

Although the Master Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.

The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to the Master Fund Advisers’ evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general.

Each Master Fund Adviser independently selects and maintains a portfolio of common stocks for the Master Fund. The Master Fund Advisers employ active investment management methods, which means that securities are bought and sold according to their evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each Master Fund Adviser will sell a security when, in the view of the Master Fund Adviser, it is no longer as attractive as an alternative investment or if the Master Fund Adviser deems it to be in the best interest of the Master Fund. Each Master Fund Adviser may reach different conclusions on the same security. Each Master Fund Adviser uses a different process to select securities for its portion of the Master Fund’s assets; however, each is committed to buying stocks of small companies that, in the Master Fund Adviser’s opinion, have strong growth potential.

ArrowMark Partners uses in-depth, fundamental research to uncover companies that, in its opinion, can control their own economic destiny. ArrowMark Partners starts by identifying businesses with strong competitive advantages in industries with high barriers to entry. ArrowMark Partners then narrows its focus to companies with large potential markets and high-quality business models focused on the future. Finally, ArrowMark Partners minimizes potential downside risk, resulting in a diversified portfolio of stable growth companies, cyclical share gainers, and to a lesser extent, game-changing growth businesses that ArrowMark Partners it feels will deliver returns beyond those of the benchmark index over time.

Vanguard constructs a broadly diversified portfolio of small-cap domestic growth stocks based on its assessment of the relative return potential of the securities. The Master Fund Advisers selects securities that they believe offer an appropriate balance between strong growth prospects and reasonable valuations relative to their industry peers. Vanguard manages the portfolio through the use of a quantitative process to evaluate all of the securities in the Master Fund’s benchmark, the Russell 2500 Growth Index, while seeking to maintain a risk profile similar to that of the Index. This process was developed by a team of Vanguard researchers, and this process is continually evolving. All potential enhancements to the process go through rigorous peer vetting and validation before being implemented. A team of portfolio managers utilizes the resulting process to determine which securities to buy and sell in the portfolio.

The Master Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Master Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Master Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

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The Master Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of portfolios that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Master Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements.

The Master Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Master Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Master Fund assets invested in a Vanguard CMT Fund.

The Master Fund may temporarily depart from its normal investment policies and strategies when a Master Fund Adviser believes that doing so is in the Master Fund's best interest, so long as the alternative is consistent with the Master Fund's investment objective. For instance, the Master Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Master Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Master Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Master Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Master Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

The Master Fund typically invests a small portion of its assets in equity futures, which are a type of derivative, and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock funds. These equity futures and ETFs typically provide returns similar to those of common stocks. The Master Fund may also purchase futures or ETFs when doing so will reduce the Master Fund’s transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Master Fund assets invested in ETF Shares of other Vanguard funds. Master Fund assets invested in ETF Shares are excluded when allocating to the Master Fund its share of the costs of Vanguard operations.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

●	Equity securities risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Managed portfolio risk
●	Market risk
●	Portfolio turnover risk
●	Small-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Currency risk
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●	Cybersecurity risk
●	Depositary receipts risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Expense risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser(s) to the Master Fund

The Master Fund’s and Feeder Fund’s annual management fee and expenses for the year ended December 31, 2019, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.30%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.32%

Feeder Fund
Class A
Management Fee	0.93%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.34%

Feeder Fund
Class I
Management Fee	0.93%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.04%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Vanguard and ArrowMark Partners. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

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JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee of 0.62% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.35% of this advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2019.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $237.2 billion as of December 31, 2019.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is advised by Vanguard and ArrowMark Partners. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time. The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

ArrowMark Colorado Holdings, LLC (ArrowMark Partners), 100 Fillmore Street, Suite 325, Denver, CO 80206, is an investment advisory firm founded in 2007. As of December 31, 2019, ArrowMark Partners managed approximately $17.3 billion in assets.

The Vanguard Group, Inc. (“Vanguard”), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Master Fund through its Quantitative Equity Group. As of December 31, 2019, Vanguard managed approximately $5 trillion in assets.

The managers primarily responsible for the day-to-day management of the Master Fund are:

Chad Meade, Partner and Portfolio Manager of ArrowMark Partners. He has worked in investment management since 1998, has managed investment portfolios since 2006, has been with ArrowMark Partners since 2013, and has co-managed a portion of the Master Fund since January 2016. Education: B.S., Virginia Tech.

Brian Schaub, CFA, Partner and Portfolio Manager of ArrowMark Partners. He has worked in investment management since 2000, has managed investment portfolios since 2006, has been with ArrowMark Partners since 2013, and has co-managed a portion of the Master Fund since January 2016. Education: B.A., Williams College.

James P. Stetler, Principal of Vanguard. He has been with Vanguard since 1982; has worked in investment management since 1996, has managed investment portfolios since 2003; and has managed a portion of the Master Fund since 2008 (co-managed since 2012). Education: B.S., Susquehanna University; M.B.A., Saint Joseph’s University.

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Binbin Guo, Ph.D., Principal of Vanguard and head of Equity Research and Portfolio Strategies of Vanguard’s Quantitative Equity Group. He oversees the quantitative research team and develops portfolio strategies for equity and alternative asset classes. He has been with Vanguard since 2007 and has co-managed a portion of the Master Fund since 2016. Education: B.S. and M.S., Tsinghua University, China; Ph.D. and M.Phil., Yale University.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

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JNL/Vanguard U.S. Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer below and to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Value Index Fund Institutional Shares;
●	Vanguard Growth Index Fund Institutional Shares;
●	Vanguard Large-Cap Index Fund Institutional Shares;
●	Vanguard Total Stock Market Index Fund Institutional Shares;
●	Vanguard Small-Cap Index Fund Institutional Shares; and
●	Vanguard Mid-Cap Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Each Underlying Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market segment. The Total Stock Market Index Fund uses a sampling method of indexing, meaning that such Fund’s advisor, using computer programs, generally selects from the target index a representative sample of securities that will resemble the target index in terms of key characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund use the replication method of indexing, meaning that each such Fund generally holds the same stocks as its target index and in approximately the same proportions.

Each Underlying Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Underlying Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Underlying Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

Each Underlying Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or substantially all, of the stocks that make up the index it tracks. It is not expected that any Underlying Fund will invest more than 5% of its assets in foreign securities.

To track their target indexes as closely as possible, the Underlying Funds attempt to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Underlying Funds may invest, to a limited extent, in derivatives, including equity futures. The Underlying Funds may also use derivatives such as total return swaps to obtain exposure to a stock, a basket of stocks, or an index. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Underlying Funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Underlying Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy.

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The Fund seeks to achieve long-term capital appreciation through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Index investing risk
●	Passive investment risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Each Underlying Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Underlying Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Underlying Fund assets invested in a Vanguard CMT Fund.

Each Underlying Fund may temporarily depart from its normal investment policies and strategies when such Fund's advisor believes that doing so is in the Underlying Fund's best interest, so long as the alternative is consistent with the Underlying Fund's investment objective. For instance, each Underlying Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Underlying Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Underlying Fund receives large cash flows that it cannot prudently invest immediately.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

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In addition, the performance of the Fund depends on the Underlying Funds' Advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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JNL/Vanguard International Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer below and to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Developed Markets Index Fund Institutional Plus Shares;
●	Vanguard FTSE All-World ex-US Index Fund Institutional Shares;
●	Vanguard European Stock Index Fund Institutional Shares;
●	Vanguard Pacific Stock Index Fund Institutional Shares;
●	Vanguard Emerging Markets Stock Index Fund Institutional Shares;
●	Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares; and
●	Vanguard Total International Stock Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each of Vanguard Developed Markets Index Fund and Vanguard FTSE All-World ex-US Index Fund employ an indexing investment approach designed to track the performance of an index; each fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Each of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Total International Stock Index Fund employ an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in an index.

Vanguard Emerging Markets Stock Index Fund employs an indexing investment approach designed to track the performance of an index; the fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the index in terms of key characteristics. Such key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. markets and more developed foreign markets. Therefore, the Vanguard Emerging Markets Stock Index Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets.

Vanguard FTSE All-World ex-US Small-Cap Index Fund employs an indexing investment approach designed to track the performance of an index; the fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the index and by holding a representative sample of securities that resembles the full index in terms of key risk factors and other characteristics. Such factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. In addition, the Vanguard FTSE All-World ex-US Small-Cap Index Fund invests in companies that are smaller and less well known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers’ earnings potential or assets.

Each Underlying Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Underlying Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Underlying Fund's board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

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Each Underlying Fund may invest, to a limited extent, in equity futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Underlying Funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Underlying Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. The Vanguard Emerging Markets Stock Index Fund may use derivatives as an alternative method of economic exposure to China A-shares.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy.

The Fund seeks to achieve long-term capital appreciation through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Index investing risk
●	Passive investment risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Non-diversification risk
●	Accounting risk
●	Allocation risk
●	Company risk
●	Concentration risk
●	European investment risk
●	Investment style risk
●	Large-capitalization investing risk
●	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

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Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A- shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

Each of the Underlying Funds, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in the component securities. However, each Underlying Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts (also sold as participatory notes) of the component securities. Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. Generally, an Underlying Fund will hold depositary receipts only when its investment advisor believes that the Underlying Fund would benefit from holding the depositary receipt, rather than the underlying component security. Each Underlying Funds might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency. Each Underlying Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in such Fund’s portfolio.

Each Underlying Fund may enter into foreign currency exchange forward contracts, which are a type of derivative, in order to maintain the same currency exposure as its respective index. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, would not prevent the Underlying Funds' securities from falling in value as a result of risks other than unfavorable currency exchange movements. The Underlying Funds may use these contracts to gain currency exposure when investing in equity index futures and to settle trades in a foreign currency.

Each Underlying Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Underlying Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Underlying Fund assets invested in a Vanguard CMT Fund.

Each Underlying Fund may temporarily depart from its normal investment policies and strategies when such Fund's advisor believes that doing so is in the Underlying Fund's best interest, so long as the alternative is consistent with the Underlying Fund's investment objective. For instance, each Underlying Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Underlying Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Underlying Fund receives large cash flows that it cannot prudently invest immediately.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
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●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' Advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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JNL/Vanguard Global Bond Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest include funds that are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund (“Vanguard Funds”). Not all funds of Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

●	Vanguard Total International Bond Index Fund Institutional Shares;
●	Vanguard Total Bond Market Index Fund Institutional Shares;
●	Vanguard Short-Term Bond Index Fund Institutional Shares;
●	Vanguard Mortgage-Backed Securities Index Fund Institutional Shares;
●	Vanguard Intermediate-Term Bond Index Fund Institutional Shares; and
●	Vanguard Long-Term Bond Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives, including forward foreign currency exchange contracts, in order to execute their investment strategy. Some of the Underlying Funds may also hold a significant amount of high-yield bonds, lower-rated bonds, and unrated securities, which are commonly referred to as “junk bonds,” in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities that have exposure to, or are economically tied to, emerging markets and less developed countries.

The Fund seeks to achieve a balance between current income and growth of capital through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in securities of large established companies as well as those that invest in securities of smaller companies with above-average growth potential.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Index investing risk
●	Passive investment risk
●	Underlying funds risk
●	Market risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Accounting risk
●	Non-diversification risk
1221

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' Advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and the application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

1222

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1223

JNL/Vanguard Moderate ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

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The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	40%	30%	50%
Fixed income*	60%	50%	70%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
1225

●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

1226

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1227

JNL/Vanguard Moderate Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

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The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	50%	70%
Fixed income*	40%	30%	50%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
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●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Currency risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Real estate investment risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

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Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Vanguard Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

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The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	80%	70%	90%
Fixed income*	20%	10%	30%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, directly or indirectly through ETFs, in bank loans.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
1233

●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Exchange-traded funds investing risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	Foreign securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk
●	Counterparty risk
●	Currency risk
●	Derivatives risk
●	Leverage risk
●	Liquidity risk
●	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

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Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/WCM Focused International Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in companies in any capitalization range, it will generally invest in large established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will generally reduce position size in the portfolio based on individual holding size, industry/sector weight, as well as other relevant factors. When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size. The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are its evaluation(s) of whether a company’s competitive advantage is deteriorating or no longer expanding; there are more attractive names in an essentially similar industry; a company’s leadership is not performing as expected; a company’s culture is challenged; it deems valuation to be excessive; and/or there is material geopolitical or currency risk.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Market risk
●	Equity securities risk
●	Foreign securities risk
●	Concentration risk
●	Currency risk
●	Depositary receipts risk
●	Emerging markets and less developed countries risk
●	Foreign regulatory risk
●	Issuer risk
●	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1236

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Small-capitalization investing risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is WCM Investment Management, LLC (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, employee-owned money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2019, WCM had approximately $49 billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich. Information regarding the portfolio managers of the Fund is set forth below.

Paul R. Black is President, Co-CEO and Portfolio Manager. Mr. Black joined WCM in 1989 and has served as WCM’s President, Co-CEO and Portfolio Manager since December 2004. Mr. Black is a member of WCM’s Investment Strategy Group (“ISG”) and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel is Portfolio Manager and Business Analyst. Mr. Hunkel has been a portfolio manager of the focused international growth strategy since December 2004. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA, is Chairman, Co-CEO and Portfolio Manager. Mr. Winrich joined WCM in 1984 and has served as WCM’s Chairman, Co-CEO and Portfolio Manager since December 2004. Mr. Winrich is a member firm’s ISG and his primary responsibilities include portfolio management and equity research.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1237

JNL/Westchester Capital Event Driven Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Principal Investment Strategies. The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies Westchester Capital Management, LLC (“Westchester” or “Sub-Adviser”) may use on behalf of the Fund are the following:

Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. In conjunction with investment in a target company, the Fund may employ a variety of hedging strategies to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. The merger-arbitrage strategy is designed to provide positive performance if the Adviser successfully evaluates the outcome of the event-driven opportunity notwithstanding the performance of the overall market because the Adviser seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer.

Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The Fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the Fund may seek to use such strategies independently.

Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured debt securities are overvalued in relation to senior secured debt securities of the same issuer, the Fund may purchase the senior secured debt securities of the issuer and take a short position in the unsecured debt securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer went bankrupt and the recovery rate for the senior debt was higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stocks while selling short a different class of common stock of the same issuer.

Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between a firm’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stocks when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stocks in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The Fund may also invest in other special situations, such as initial public offerings, in privately placed securities of issuers, including those the Adviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer. The Fund may also invest in issuers to capture special dividends or other distributions.

Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceeding. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

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Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities. The Fund may also write call options on one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or basket of stocks against which the options are written. The Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all. The Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the Adviser may buy put options and sell call options against a long stock position.

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. In addition, the Fund may lend its portfolio securities.

The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred stock. Certain of the debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P Global Ratings, or comparably rated by another nationally recognized statistical rating organization), or may be unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.

The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options. A put option gives the Fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the Fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the Fund may invest in interest rate swaps, total return swaps, or futures contracts where the Adviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the Fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the Fund’s investment or risk exposure, and (iv) the Fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"). Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested and the Fund may not achieve its investment objective. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.

In making investments for the Fund, the Adviser is guided by the following general considerations:

●	before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;

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●	in deciding whether or to what extent to invest, the Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and
●	the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis.

The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Additionally, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Event driven and special situations risk
●	Managed portfolio risk
●	Company risk
●	Market risk
●	Equity securities risk
●	Distressed securities risk
●	Credit risk
●	Liquidity risk
●	Portfolio turnover risk
●	Investment in other investment companies risk
●	Leverage risk
●	Options risk
●	Derivatives risk
●	Speculative exposure risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Master limited partnership risk
●	Financial services risk
●	Foreign securities risk
●	Short sales risk
●	Accounting risk
●	Large-capitalization investing risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	Concentration risk
●	Hedging instruments risk
●	Interest rate risk
●	Call risk
●	Convertible securities risk
●	Privately placed securities risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Additional Event-Driven Strategies. In addition to the above strategies, the Fund’s Adviser may invest in other investments or utilize other strategies consistent with its investment objective. For example, the Fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Cybersecurity risk
●	Expense risk
●	Regulatory investment limits risk
●	Temporary defensive positions and large cash positions risk
●	Redemption risk
●	When-issued and delayed delivery securities and forward commitments risk
●	Investments in IPOs risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Westchester, 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 2010. Westchester and its affiliate have approximately $4.0 billion in assets under management as of December 31, 2019. Westchester and its affiliate manage merger-arbitrage programs and other investment strategies similar to the Fund’s investment strategies for other institutional investors, including other registered open-end investment companies.

Mr. Roy D. Behren and Mr. Michael T. Shannon are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Behren has served as Co-President of Westchester since 2011, served as a research analyst for Westchester Capital Management, Inc. (Westchester’s predecessor adviser) from 1994 until 2010 and as the Chief Compliance Officer of Westchester Capital Management, Inc. from 2004 until June 2010.

Mr. Shannon has served as Co-President of Westchester since 2011, and served as Westchester Capital Management Inc.’s Director of Research from May 1996 until April 2005. From April 2005 to April 2006, Mr. Shannon was Senior Vice President in charge of the Special Situations and Mergers Group of D.E. Shaw & Co. Mr. Shannon returned to Westchester in May 2006 as a research analyst and portfolio strategist.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/WMC Balanced Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is reasonable income and long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting. Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, foreign fixed-income securities, including obligations of the U.S. Government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities. The Fund may invest up to 35% of its net assets in non-investment grade securities (“junk bonds”) rated at least Ca by Moody’s Investor Service CC by S&P Global Ratings or CC by Fitch Inc. or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in derivatives to reduce fixed-income exposure to facilitate meeting the Fund's objective.

The Fund may invest up to 25% of its assets in foreign equity and fixed-income securities. Generally, the foreign fixed-income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Credit risk
●	Derivatives risk
●	Equity securities risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Interest rate risk
●	Investment strategy risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Stock risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The JNL/WMC Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Asset-based securities risk
●	Banking industry investment risk
●	Corporate loan, sovereign entity loan, and bank loan risk
●	Counterparty risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Debt securities ratings risk
●	Government regulatory risk
●	Inflation-indexed securities risk
●	Investment style risk
●	Issuer risk
●	Large-capitalization investing risk
●	Leverage risk
●	Municipal securities risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2019, Wellington Management had investment management authority with respect to approximately $ 1.15 trillion in assets.

Edward P. Bousa, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000. Effective June 30, 2020, Mr. Bousa will no longer be a portfolio manager of the Fund.

Michael E. Stack, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2014. Mr. Stack joined Wellington Management as an investment professional in 2000.

Loren L. Moran, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2018. Ms. Moran joined Wellington Management as an investment professional in 2014.

Daniel J. Pozen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in September 2019. Mr. Pozen joined Wellington Management as an investment professional in 2006.

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The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/WMC Government Money Market Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by government securities with a maximum remaining maturity of 397 days. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Fixed-income risk
●	Foreign regulatory risk
●	Income risk
●	Interest rate risk
●	Managed portfolio risk
●	Repurchase agreements, purchase and sale contracts risk
●	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Investment in money market funds risk
●	Investment strategy risk
●	Market risk
●	Mortgage-related and other asset-backed securities risk
●	Prepayment risk
●	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

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In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Dividends:

The Fund intends to maintain, to the extent practicable, a constant per share net asset value of $1.00. The Fund expects to declare dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. Such dividends will be paid monthly. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the Fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “Purchases, Redemptions and Pricing of Shares” in the SAI. For a description of the allocation of expenses among fund share classes, please refer to “Management of the Trust” section in this Prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share net asset value of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The Sub-Adviser. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2019, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.15 trillion in assets.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/WMC Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Using a value approach, the Fund seeks to invest in stocks that the Sub-Adviser believes are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Financial services risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Large-capitalization investing risk
●	Managed portfolio risk
●	Market risk
●	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Cyclical opportunities risk
●	Expense risk
●	Government regulatory risk
●	Investment strategy risk
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●	Liquidity risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Sector risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
●	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2019, Wellington Management had investment management authority with respect to approximately $1.15 trillion in assets.

W. Michael Reckmeyer, III, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Adam H. Illfelder, CFA, Managing Director and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2018. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Goldman Sachs Competitive Advantage Fund

(formerly, JNL/S&P Competitive Advantage Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

1249

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Market risk
●	Model risk
●	Stock risk
●	Concentration risk
●	Sector risk
●	Investment style risk
●	Large-capitalization investing risk
●	Limited management, trading cost and rebalance risk
●	Managed portfolio risk
●	Financial services risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Passive investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Portfolio turnover risk
●	Expense risk
●	Cybersecurity risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1250

The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P . (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation ("Mellon") is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon Corp."). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1251

JNL/Goldman Sachs Dividend Income & Growth Fund

(formerly, JNL/S&P Dividend Income & Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500 Index that have attractive dividend yields and strong capital structures as determined by Goldman Sachs Asset Management, L.P. (“GSAM”). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings in the selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 33 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

1252

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Market risk
●	Model risk
●	Stock risk
●	Concentration risk
●	Sector risk
●	Investment style risk
●	Large-capitalization investing risk
●	Limited management, trading cost and rebalance risk
●	Managed portfolio risk
●	Financial services risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Passive investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Portfolio turnover risk
1253

●	Expense risk
●	Cybersecurity risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P . (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation ("Mellon") is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon Corp."). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1254

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1255

JNL/Goldman Sachs Intrinsic Value Fund

(formerly, JNL/S&P Intrinsic Value Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

Goldman Sachs Asset Management, L.P. (“GSAM”) excludes companies in the Financials sector from the selection. GSAM incorporates S&P Quality Rankings and S&P Global Ratings in the selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

1256

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Market risk
●	Model risk
●	Stock risk
●	Concentration risk
●	Sector risk
●	Investment style risk
●	Large-capitalization investing risk
●	Limited management, trading cost and rebalance risk
●	Managed portfolio risk
●	Portfolio turnover risk
●	Financial services risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Passive investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Portfolio turnover risk
1257

●	Expense risk
●	Cybersecurity risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation ("Mellon") is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon Corp."). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

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Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Goldman Sachs Total Yield Fund

(formerly, JNL/S&P Total Yield Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500 Index that generate positive cash flow and have a strong track record (as determined by Goldman Sachs Asset Management, L.P. (“GSAM”)) of returning cash to investors, such as through dividends, share repurchases or debt retirement.

GSAM excludes companies in the Banks and Utilities subsectors. GSAM incorporates positive profits measures and S&P Quality Rankings in its selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

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Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Equity securities risk
●	Market risk
●	Model risk
●	Stock risk
●	Concentration risk
●	Sector risk
●	Investment style risk
●	Large-capitalization investing risk
●	Limited management, trading cost and rebalance risk
●	Managed portfolio risk
●	Portfolio turnover risk
●	Financial services risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Passive investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Expense risk
●	Cybersecurity risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

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The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation ("Mellon") is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon Corp."). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Goldman Sachs International 5 Fund

(formerly, JNL/S&P International 5 Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of foreign companies that are identified by a model strategy comprised of five underlying regional strategies. The Fund allocates all of its net assets among the underlying regional strategies listed below on a pro rata basis according to the approximate market-capitalization weight that a corresponding regional sub-index of the S&P Developed Ex-U.S. LargeMid Index bears to the S&P Developed Ex-U.S. LargeMid Index. The five underlying regional strategies are aligned to the regions below:

Underlying Regional Strategy	Approximate Proportion of the S&P Developed Ex-U.S. LargeMid® Index as of December 31, 2019
Asia Pac Ex Japan Region	14.79%
Canada Region	8.72%
Europe Region	51.69%
Japan Region	24.25%
Middle East Region	0.55%

Each of the underlying regional strategies invests by selecting from the stocks of companies included in a corresponding regional index (described below), each of which is a sub-index of the S&P Developed Ex-U.S. LargeMid Index. The S&P Developed Ex-U.S. LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States. As of December 31, 2019, the range of market capitalizations of companies in the index was between $365.23 million and $321.96 billion . The size of companies in the S&P Developed Ex-U.S. LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The investment policies of the five underlying regional strategies are described more fully below.

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first international unified business day of March.

Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation (“Sub-Advisers”) generally use a buy and hold strategy, trading only around each stock selection date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Advisers may also trade for mergers if the original stock is not the surviving company.

Between stock selection dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of stocks of the five underlying regional strategies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

The universe of investable stocks for each of the five underlying regional strategies begins with the S&P Developed Ex-U.S. LargeMid® Index and then excludes the least liquid 20% of constituents based on trading volume from the investable universe of the index. The weight of the remaining securities in each sub-model sub-strategy is scaled based on liquidity, so that the more liquid names are relatively larger positions.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

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The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain appropriate currency exposures.

While each of the five underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

S&P Asia Pac Ex Japan Strategy

Principal Investment Strategies. The S&P Asia Pac Ex Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the stock of approximately 10% of the companies in the S&P Asia Pacific Ex-Japan Large Mid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the highest Total Equity Yield (a measure of cash returned to equity shareholders). Companies that are considered as having either the least attractive share buyback yield (as represented by net shares repurchased to issued relative to market capitalization) or below average profitability are excluded. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Canada Strategy

Principal Investment Strategies. The S&P Canada Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the stock of approximately 15% of the companies in the S&P Canada Large Mid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield (as represented by the ratio of free cash flow to equity market capitalization), excluding companies with unattractive share buyback yields or, unattractive net debt issuance to repayment ratios. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Europe Strategy

Principal Investment Strategies. The S&P Europe Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the stock of approximately 15% of the companies in the S&P Europe LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those having above average Free Cash Flow Yield, and attractive Price Momentum while excluding below average Total Equity Yield (a measure of Dividend Yield and Share Buyback Yield). Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Japan Strategy

Principal Investment Strategies. The S&P Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the stock of approximately 10% of the companies in the S&P Japan LargeMid Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the highest Dividend Yield after excluding the lowest Total Equity Yield (a measure of cash returned to equity shareholders) and most overvalued companies. Companies with lower S&P Quality Rankings are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Middle East Strategy

Principal Investment Strategies. The S&P Middle East Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Developed Middle East & Africa LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield, and either above average profitability or favorable price momentum. S&P Quality Rankings are used to exclude companies with the lower quality, helping to filter those that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
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●	Company risk
●	Stock risk
●	Equity securities risk
●	Model risk
●	Limited management, trading cost and rebalance risk
●	Currency risk
●	Market risk
●	Mid-capitalization investing risk
●	Foreign regulatory risk
●	Foreign securities risk
●	European investment risk
●	Portfolio turnover risk
●	Pacific Rim investing risk
●	Financial services risk
●	Derivatives risk
●	Exchange-traded funds investing risk
●	Forward and futures contract risk
●	Passive investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Small-capitalization investing risk
●	Liquidity risk
●	Securities lending risk
●	Regulatory investment limits risk
●	Expense risk
●	Redemption risk
●	Cybersecurity risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $ 1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

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Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation ("Mellon") is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon Corp."). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Karen Q. Wong, CFA is Managing Director, Head of Index - Portfolio Management at Mellon. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon in 2000 as an associate portfolio manager. In 2001, she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president, in 2006 to a director and in 2007 to managing director. Ms. Wong is the head of equity portfolio management responsible for overseeing all passive equity funds, including exchange traded funds. Ms. Wong holds a M.B.A. from San Francisco State University and has been working in the investment industry since 1999. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management at Mellon. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon in 1995 as senior associate portfolio manager, was promoted to vice president in 1998, and to his current position in 2014. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. Mr. Brown has been working in the investment industry since 1995. Mr. Brown is a member of CFA Institute and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds. Ms. Wong, Mr. Brown, and Mr. Durante play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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Summary of Main Risk Characteristics of JNL/Goldman Sachs Managed Funds and JNL Allocation Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments. It should be noted that the investment objectives and investment strategies of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds remain constant regardless of which Underlying Funds are invested in. Thus, the inherent risk characteristics of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds remain constant, although there may be variations in the degrees of exposure to each category of risk. Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds. Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds.

JNL/Goldman Sachs Managed Conservative Fund; JNL/Goldman Sachs Managed Moderate Fund; JNL/Goldman Sachs Managed Moderate Growth Fund; JNL/Goldman Sachs Managed Growth Fund; and JNL/Goldman Sachs Managed Aggressive Growth Fund (the “JNL/Goldman Sachs Managed Funds”)	As among the five JNL/Goldman Sachs Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed-income and money market securities of the Funds in which they invest. The JNL/Goldman Sachs Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/Goldman Sachs Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/Goldman Sachs Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/Goldman Sachs Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/Goldman Sachs Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%). The anticipated investments in fixed-income, money market securities, and other investments generally vary in inverse relationship to the equity investments.
JNL Conservative Allocation Fund; JNL Moderate Allocation Fund; JNL Moderate Growth Allocation Fund; JNL Growth Allocation Fund; JNL Aggressive Growth Allocation Fund (the “JNL Allocation Funds”)	As among the five JNL Allocation Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed-income and money market securities of the Funds in which they invest. The JNL Conservative Allocation Fund is expected to invest the lowest percentage in equity securities (approximately 0% to 40%); the JNL Moderate Allocation Fund a slightly higher percentage (20% to 60%); the JNL Moderate Growth Allocation Fund a slightly higher percentage (approximately 40% to 80%); the JNL Growth Allocation Fund a slightly higher percentage (approximately 60% to 90%); and the JNL Aggressive Growth Allocation Fund the greatest percentage (approximately 70% to 90%). The anticipated investments in fixed-income, money market securities, and other investments generally vary in inverse relationship to the equity investments.
Underlying Fund Portfolio Securities Major Categories	Stocks. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets. In the U.S., stocks have historically outperformed other types of investments over the long term. Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.
Smaller and Mid-Size Companies. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.
Fixed-Income: Interest Rate Risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). Interest rate risk is the risk that when interest rates increase, fixed-income securities will decline in value. Interest rate changes can be sudden and unpredictable. A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns. Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
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Fixed-Income: Credit. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). Income securities, which may include indebtedness and participations, entail credit risk. An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance. Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.
High-yield bonds, lower-rated bonds, and unrated securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.
Mortgage-related and other asset-backed securities risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related and other asset-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related and other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. Investments in mortgage-backed and other asset-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed and other asset-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed and other asset-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage and other asset-backed securities market in general may be adversely affected by changes in governmental regulation or tax policies.
Foreign Securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies. Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings. To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.
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Derivative Securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). Options, futures, swaps, structured securities and other derivative transactions involve special risks. The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.
Industry concentration risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds (excluding JNL/Goldman Sachs 4 Fund). When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.
Small-capitalization investing risk. JNL/Goldman Sachs 4 Fund and JNL Allocation Funds. Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

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JNL/Goldman Sachs 4 Fund

(formerly, JNL/S&P 4 Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following four Underlying Funds on each Stock Selection Date:

●	25% in the JNL/Goldman Sachs Competitive Advantage Fund*;
●	25% in the JNL/Goldman Sachs Dividend Income & Growth Fund*;
●	25% in the JNL/Goldman Sachs Intrinsic Value Fund*; and
●	25% in the JNL/Goldman Sachs Total Yield Fund*.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus. It should be noted that the Fund’s investment objective and investment strategies remain constant regardless of which Underlying Funds the Fund is invested in.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Investment in other investment companies risk
●	Investment style risk
●	Model risk
●	Limited management, trading cost and rebalance risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Cybersecurity risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	Liquidity risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk
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●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

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JNL/Goldman Sachs Managed Conservative Fund

(formerly, JNL/S&P Managed Conservative Fund)

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek current income. Capital growth is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

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The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
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JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Interest rate risk
●	Credit risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	Derivatives risk
●	Concentration risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Investment style risk
●	Company risk
●	Expense risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
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●	Regulatory investment limits risk
●	Accounting risk
●	Financial services risk
●	Temporary defensive positions and large cash positions risk
●	Currency risk
●	Leverage risk
●	Settlement risk
●	Securities lending risk
●	Counterparty risk
●	Liquidity risk
●	Redemption risk
●	Prepayment risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Christopher Lvoff, CFA , ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

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JNL/Goldman Sachs Managed Moderate Fund

(formerly, JNL/S&P Managed Moderate Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is current income and capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1276

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1277

J NL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Interest rate risk
●	Credit risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	Derivatives risk
●	Concentration risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Investment style risk
●	Company risk
●	Expense risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
1278

●	Regulatory investment limits risk
●	Accounting risk
●	Financial services risk
●	Temporary defensive positions and large cash positions risk
●	Currency risk
●	Leverage risk
●	Settlement risk
●	Securities lending risk
●	Counterparty risk
●	Liquidity risk
●	Redemption risk
●	Prepayment risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Christopher Lvoff, CFA , ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1279

JNL/Goldman Sachs Managed Moderate Growth Fund

(formerly, JNL/S&P Managed Moderate Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

The Fund groups Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1280

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1281

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Interest rate risk
●	Credit risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	Derivatives risk
●	Concentration risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Investment style risk
●	Company risk
●	Expense risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
1282

●	Regulatory investment limits risk
●	Accounting risk
●	Financial services risk
●	Temporary defensive positions and large cash positions risk
●	Currency risk
●	Leverage risk
●	Settlement risk
●	Securities lending risk
●	Counterparty risk
●	Liquidity risk
●	Redemption risk
●	Prepayment risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1283

JNL/Goldman Sachs Managed Growth Fund

(formerly, JNL/S&P Managed Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1284

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1285

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Interest rate risk
●	Credit risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	Derivatives risk
●	Concentration risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.
Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Investment style risk
●	Company risk
●	Expense risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
1286

●	Regulatory investment limits risk
●	Accounting risk
●	Financial services risk
●	Temporary defensive positions and large cash positions risk
●	Currency risk
●	Leverage risk
●	Settlement risk
●	Securities lending risk
●	Counterparty risk
●	Liquidity risk
●	Redemption risk
●	Prepayment risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Christopher Lvoff, CFA , ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1287

JNL/Goldman Sachs Managed Aggressive Growth Fund

(formerly, JNL/S&P Managed Aggressive Growth Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1288

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1289

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Fixed-income risk
●	Foreign securities risk
●	Interest rate risk
●	Credit risk
●	Mid-capitalization investing risk
●	Small-capitalization investing risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Mortgage-related and other asset-backed securities risk
●	U.S. Government securities risk
●	Derivatives risk
●	Concentration risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Investment strategy risk
●	Investment style risk
●	Company risk
●	Expense risk
●	Mid-capitalization and small-capitalization investing risk
●	Emerging markets and less developed countries risk
●	Regulatory investment limits risk
●	Accounting risk
●	Financial services risk
●	Temporary defensive positions and large cash positions risk
●	Currency risk
●	Leverage risk
1290

●	Settlement risk
●	Securities lending risk
●	Counterparty risk
●	Liquidity risk
●	Redemption risk
●	Prepayment risk
●	Cybersecurity risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of $1.7 trillion (assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion).

Christopher Lvoff, CFA , ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

1291

JNL Conservative Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In determining allocations to any particular Underlying Fund, Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure. Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but on future risk/return expectations. The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1292

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1293

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest primarily in fixed income securities and other income generating securities or strategies. Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar. The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.” Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
1294

●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1295

JNL Moderate Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and JNL Investors Series Trust. Not all Funds of the JNL Series Trust and JNL Investors Series Trust are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In determining allocations to any particular Underlying Fund, Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure. Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but on future risk/return expectations. The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1296

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1297

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest in fixed income securities and other income generating securities or strategies, as well as dividend paying equity securities. Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar. The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.” Investments in Underlying Funds that invest in fixed income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
1298

●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The following individuals are responsible for application of the Fund's strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1299

JNL Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1300

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1301

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
1302

●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1303

JNL Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the JNL Growth Allocation Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1304

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1305

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

 The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Foreign regulatory risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
1306

●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1307

JNL Aggressive Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and JNL Investors Series Trust.

Under normal circumstances, the JNL Aggressive Growth Allocation Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

1308

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	JNL Investors Series Trust
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund	International Fixed-Income
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	JNL Series Trust
JNL/Mellon Nasdaq® 100 Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund	International
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL Series Trust
JNL/T. Rowe Price Capital Appreciation Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/T. Rowe Price Established Growth Fund	JNL Multi-Manager International Small Cap Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Value Fund	JNL/Causeway International Value Select Fund
JNL/WMC Balanced Fund	JNL/DFA International Core Equity Fund
JNL/WMC Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Invesco International Growth Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
Sector	JNL/RAFI® Fundamental Asia Developed Fund
JNL/RAFI® Fundamental Europe Fund
JNL Series Trust	JNL/WCM Focused International Equity Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund	Tactical Management
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Energy Sector Fund	JNL Series Trust
JNL/Mellon Financial Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Healthcare Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Industrials Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Information Technology Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund	Alternative Assets
JNL/Mellon Utilities Sector Fund
JNL Series Trust
Alternative Strategies	JNL/BlackRock Global Natural Resources Fund
JNL/First State Global Infrastructure Fund
1309

JNL Series Trust	JNL/Heitman U.S. Focused Real Estate Fund
JNL Multi-Manager Alternative Fund	JNL/Invesco Global Real Estate Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

 The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Allocation risk
●	Underlying funds risk
●	Market risk
●	Equity securities risk
●	Mid-capitalization and small-capitalization investing risk
●	Fixed-income risk
●	Interest rate risk
●	Credit risk
●	Emerging markets and less developed countries risk
●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Investment in other investment companies risk
●	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Commodity risk
●	Currency risk
●	Cybersecurity risk
●	Derivatives risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk
●	Portfolio turnover risk
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Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund's strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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Master-Feeder Structure

Each of JNL/American Funds Balanced Fund, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “AF Funds”) and JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, and JNL/Vanguard Small Company Growth Fund ("Vanguard Funds") operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities. Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund. Each master fund of the AF Funds is a series of American Funds Insurance Series® (“AFIS” or “AF Master Funds”). Each master fund of the Vanguard Funds is a series of The Vanguard Group, Inc. (“Vanguard” or “Vanguard Master Funds”). The AF Master Funds and Vanguard Master Funds are collectively referred to in this section as the Master Funds. This structure differs from the other Funds of the Trust and from other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses. Because each Feeder Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Feeder Fund and the Master Fund in which it invests. Thus, the Feeder Fund’s expenses could be higher than those of mutual funds that invest directly in securities. Each Master Fund may have other shareholders, each of whom, like each Feeder Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans. The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Feeder Funds. The Master Funds pay distributions to each Master Fund shareholder, including the Feeder Funds. Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Feeder Fund.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so. The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution. A Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity, having JNAM manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Each AF Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund
JNL/American Funds Balanced Fund	Asset Allocation Fund (Class 1 shares)
JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Capital Income Builder Fund	Capital Income Builder Fund (Class 1 shares)
JNL/American Funds Capital World Bond Fund	Capital World Bond Fund (Class 1 shares)
JNL/American Funds Global Growth Fund	Global Growth Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth Fund	Growth Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

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Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AF Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus. To obtain a copy of the statutory prospectus for each AF Master Fund, you may go to www.capitalgroup.com/afis, call 1-800-421-9900 ext. 65413, or write to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the AF Master Fund’s prospectus and in the AF Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

Information about the Vanguard Master Funds and Vanguard is provided with their permission and based on information provided by Vanguard or derived from the Vanguard Master Funds’ prospectus and/or SAI.

Each Vanguard Feeder Fund’s master fund is listed below:

JNL/Vanguard Feeder Fund	Vanguard Master Fund
JNL/Vanguard Capital Growth Fund	Vanguard Variable Insurance Fund Capital Growth Portfolio
JNL/Vanguard Equity Income Fund	Vanguard Variable Insurance Fund Equity Income Portfolio
JNL/Vanguard International Fund	Vanguard Variable Insurance Fund International Portfolio
JNL/Vanguard Small Company Growth Fund	Vanguard Variable Insurance Fund Small Company Growth Portfolio

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More About the Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in other registered investment companies and unit investment trusts that are within or outside the same group of investment companies. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are funds managed by the Trust’s investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions. The Sub-Advisers may execute transactions in a manner to cause the least disruption to the Fund when attempting to bring the Fund into compliance with such restrictions, which could affect performance.

Performance. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance, see the Prospectus for the insurance contract.

Temporary Defensive Positions and Large Cash Positions. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, or during a rebalance period, a Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. A Fund reserves the right to invest without limitation in such instruments. During periods in which a Fund employs such a temporary defensive strategy or holds large cash positions, a Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of a Fund's portfolio and may affect a Fund’s performance.

Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Funds (Other than Principal Risks). It usually will be impossible for the JNL/Mellon Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/Mellon Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/Mellon Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

Section 817(h) of the Internal Revenue Code provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accordance with regulations issued thereunder. To be adequately diversified under current regulations, a Fund must have: (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments; (c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/Mellon Fund’s investment strategy to the extent necessary to maintain compliance with these requirements, and, with respect to the Regulated Investment Company Funds (as defined below), to maintain compliance with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code.

Restrictions on the Use of Futures Contracts. Rule 4.5 under the Commodity Exchange Act (“CEA”) permits the advisers of registered investment companies to rely on an exclusion from registration under the CEA as a commodity pool operator (“CPO”). Among other conditions, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests solely for “bona fide hedging purposes,” or limits its use of commodity interests for non-bona fide hedging purposes to certain minimal amounts.

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With respect to each Fund of the Trust, other than JNL Multi-Manager Alternative Fund, JNL/AQR Managed Futures Strategy Fund, and JNL/Neuberger Berman Commodity Strategy Fund, JNAM has filed with the NFA a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA (the “exclusion”). Accordingly, JNAM is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that such a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, JNAM may be required to act in a registered CPO capacity with respect to that Fund. JNAM’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level of the Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Fund holds out its use of commodity interests. The ability of each Fund other than JNL Multi-Manager Alternative Fund, JNL/AQR Managed Futures Strategy Fund, and JNL/Neuberger Berman Commodity Strategy Fund to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indices and interest rates) may be limited by JNAM’s intention to operate the Fund in a manner that would permit JNAM to continue to claim the exclusion, which may adversely affect the Fund’s total return.

For Each of the JNL/Mellon Sub-Advised Funds (excluding the JNL/Goldman Sachs Funds co-Sub-Advised Funds and JNL/Goldman Sachs Managed Funds). The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution. Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations. As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures. By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid). However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR). In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations and exemptions granted by the SEC.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities. The rebalance of certain of the Funds on an annual basis may also increase portfolio turnover.

Derivatives Risk – Asset Segregation. As an open-end investment company registered with the SEC, a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and CFTC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” on its books (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or CFTC staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required or otherwise able to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into a contractual arrangement with a third-party futures commission merchant or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to counterparty. The use of leverage involves certain risks. See below for Leverage risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in governing law, rules, interpretations, CFTC or CFTC staff positions, or SEC or SEC staff positions.

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The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties. These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements. In such transactions, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken. In such situations, the Funds set aside liquid assets on either of two bases. Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contract's full notional value. Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i.e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value. In the latter situation, a Fund may employ leverage to a greater extent than under the former situation. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into a contractual arrangement with a third-party futures commission merchant or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or CFTC staff positions.

Investments in Private Companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. Securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Generally, these investments are considered to be illiquid until a company’s public offering. As such, no Fund may invest in any equity or equity-related securities issued by a private company, unless approved by JNAM. For a Fund that invested in equity or equity-related securities issued by a private company before December 9, 2015, the Fund’s sub-adviser is allowed to continue to hold or sell that security, and in limited circumstances, subject to certain funding commitments, may acquire additional issuances of existing private equity securities. Private equity investments are subject to its sub-advisory agreement, the policies and procedures for the Fund, and the oversight of JNAM.

Commodities Tax Risk. In order for a Fund (or if a Fund is a partnership for federal income tax purposes, certain mutual funds that invest in such Fund) to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, certain Funds that invest directly or indirectly in commodity-linked derivative instruments would likely need to significantly change their investment strategies in order to qualify as a RIC under the Internal Revenue Code.

Dodd-Frank (Regulatory) Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms. The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various investments, in particular, derivatives. The impact of these regulatory changes will be felt across industries for a number of years and will impact the Funds’ investments and the administration of the Funds. Instruments in which the Funds invest may incur increased regulatory compliance costs, and could be subject to regulatory action. The Funds may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Lending of Portfolio Securities. A Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value. There is also a risk that securities on loan will not be recalled in a timely manner to facilitate proxy voting.

Cash and Cash Equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. Government, its agencies or instrumentalities (including U.S. treasury bills) that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

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“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Cash Position. The Funds may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Market Events. Turmoil in domestic and international markets may cause extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In response, governments throughout the world may respond with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Failure to implement or an unexpected or quick reversal of such policies could increase volatility in the equity and debt markets.

Natural Disasters and Adverse Weather Conditions. Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Sanctions Risk. From time-to-time, the U.S. Government or other governments may place “sanctions” on a country. Such sanctions may include limitations on transactions in a country, such as the purchase or sale of products or services in that country. Sanctions also may include limitations on the movement of cash and securities to and from a sanctioned country, or may limit investments in a sanctioned country. When sanctions are placed on a country, a Fund may experience limitations on its investments, including the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk, and currency risk. The Fund could lose money investing in a country that is later sanctioned by the U.S. Government or other governments.

Technology Disruptions. Markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon the performance of the Funds. Such circumstances may adversely impact the Funds’ operations or the performance of the Fund’s investments in a single issuer, a group of issuers, or the market at-large. For example, cyber attacks on the Funds’ adviser, sub-advisers, and/or other service providers could cause business failures or delays in daily operations, and the Funds may not be able to process shareholder transactions or calculate a net asset value ("NAV") per share. Cyber attacks also could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks also may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Funds’ investments and performance. In certain cases, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

Legislation and Regulatory Activities. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the shares of the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

Description of Indices. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Series Trust or the investment adviser a license to use their respective indices. Except as previously described for the JNL/Mellon Sector Funds, JNL/Mellon DowSM Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, and JNL/Mellon MSCI World Index Fund, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below. For additional information, please refer to Appendix A.

The Dow Jones Industrial Average. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

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The Financial Times Ordinary Index. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.

The Hang Seng Index. The Hang Seng Index consists of approximately 50 of the approximately 1,000 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (“Hong Kong Stock Exchange”). It includes companies intended to represent four major market sectors: commerce and industry, finance, properties, and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis and weighted by market capitalization; it is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 47% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

The S&P 500® Index. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500® Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500® Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock’s weight in the Index proportionate to its market value.

The Nasdaq-100 Index. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

S&P® Midcap 400 Index. The S&P MidCap 400 index is a market-capitalization-weighted index that captures and measures the performance of 400 mid-sized companies in the U.S. with a market capitalization of $1.4 billion to $5.9 billion, reflecting this market segment’s distinctive risk and return characteristics. Mid-capitalization exposure generally captures a phase in the typical corporate life cycle in which firms have successfully navigated the challenges specific to small companies. At the same time, mid capitalizations tend to be quite dynamic and not so large that continued growth is unattainable. As a result, the mid-capitalization segment may offer aspects of the markets not covered by the large- and small-capitalization worlds.

S&P® Smallcap 600 Index. The S&P SmallCap 600® is a market capitalization-weighted index that captures and measures the performance of 600 small size companies in U.S. with a market capitalization of $400 million to $1.8 billion, reflecting this market segment’s distinctive risk and return characteristics. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable as this segment of the market is typically known for less liquidity and potentially less financial stability than large capitalizations.

MSCI USA IMI Information Technology Index. The MSCI USA IMI Information Technology Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Information Technology sector by the Global Industry Classification Standard (GICS®).

MSCI USA IMI Health Care Index. The MSCI USA IMI Health Care Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Health Care sector by the Global Industry Classification Standard (GICS®).

MSCI USA IMI Financials Index. The MSCI USA IMI Financials Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Financial sector by the Global Industry Classification Standard (GICS®).

MSCI USA IMI Energy Index. The MSCI USA IMI Energy Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Energy sector by the Global Industry Classification Standard (GICS®).

MSCI USA IMI Consumer Discretionary Index. The MSCI USA IMI Consumer Discretionary Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Consumer Discretionary sector by the Global Industry Classification Standard (GICS®).

MSCI USA IMI Communication Services Index. The MSCI USA IMI Communication Services Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Communication Services sector by the Global Industry Classification Standard (GICS®).

MSCI World Index. The MSCI World Index is a market cap-weighted index that captures and measures large- and mid-cap stocks across 23 Developed Markets including Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K., and the U.S. As of February 28, 2020 the index is constituted with 1,643 stocks and covers approximately 85% of the free float-adjusted market capitalization in each country. The U.S. typically represents over 50% of the index. Top five constituents are Apple, Microsoft, Amazon, Facebook, and Alphabet.

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Benchmarks. Listed below are the primary benchmarks, and secondary benchmarks, if applicable, for each Fund that has completed less than one full calendar year of operations and thus does not show performance information above.

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL/AQR Large Cap Defensive Style Fund	MSCI USA Index (Gross)	Not Applicable
JNL/BlackRock Advantage International Fund	MSCI EAFE Index (Net)	Not Applicable
JNL/DFA International Core Equity Fund	MSCI World ex USA Index (Net)	Not Applicable
JNL/Lord Abbett Short Duration Income Fund	ICE BofAML 1-3 Year U.S. Corporate Index	Not Applicable

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Glossary of Risks

The following risks may apply to the Funds and/or Master Funds. Please consult the Fund's Summary Prospectus and Statutory Prospectus to identify the risks associated with a particular Fund.

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Asia ex-Japan concentration risk – If a Fund concentrates its investments within Asia ex-Japan countries, the Fund’s performance is expected to be closely tied to social, political and economic conditions within Asian countries, excluding Japan, and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, geopolitical and territorial issues, currency fluctuations, less developed legal systems and less efficient markets. Adverse developments in one country can affect the entire region. Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as the Fund. There can be no assurance that the Fund will be able to obtain required governmental approvals, to the extent necessary, in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to "Sector risk - Precious metals-related securities risk."

Australian issuers risk – Investment in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. Government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing will typically cause a Fund to segregate (cover) assets sufficient to cover 300% of any amounts borrowed. Borrowing may cause the Fund to increase its cash position and/or liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

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Canadian issuers risk – The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on and may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy.

China risk – The value of a Fund’s investments in Chinese securities will be impacted by the economic, political, diplomatic, and social conditions within China. China is generally considered an emerging market country and investments in Chinese securities carry the risks associated with emerging markets, as well as risks particular to the region. China may be subject to considerable degrees of economic, political and social instability. The economies, industries, and securities and currency markets of China may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in China, and military conflicts either in response to social unrest or with other countries. In addition, the tax laws and regulations in mainland China are subject to change, possibly with retroactive effect. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Investments in Chinese issuers may be subject to the risk of expropriation and nationalization. The Chinese government may also impose capital controls, which could adversely affect a Fund, its ability to repatriate its investments and the value of the Fund’s investments. In addition, the Chinese government may intervene in currency markets, which could cause its currency, and therefore the value of the Fund’s investments in China, to depreciate. The Chinese economy is heavily reliant upon trade and export growth. Reduction in spending on Chinese products and services; further increases in trade restrictions, such as those resulting from the US-China trade dispute, or even the threat thereof; or a downturn in any of the economies of China’s key trading partners may negatively affect the Chinese economy and its issuers.

China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, currency fluctuations, and social instability. As a result, investments in the Greater China region and India may be volatile.

Collateralized debt obligations risk – Collateralized debt obligations (“CDOs”) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial mortgage-backed securities risk – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.

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Commodity markets are subject to comprehensive statutes and regulations promulgated by the Commodity Futures Trading Commission (“CFTC”) and self-regulatory organizations, such as the NFA. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. In addition, U.S. and various foreign national governments have expressed concern regarding the disruptive effects of speculative trading in the currency markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund and/or may impact the Fund’s ability to invest in commodity-linked derivatives.

In order for a Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, certain Funds that invest directly or indirectly in commodity-linked derivatives would likely need to significantly change their investment strategies in order to qualify as a RIC under the Code.

For Funds that have a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodity-related instruments, under recently finalized regulations income and gain such Funds derive from the subsidiary constitute “qualifying income” to the extent such net income is either (i) currently and timely distributed to the Fund or (ii) derived with respect to the Fund's business of investing in stock, securities or other currencies.

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income, and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment. If a Fund is a partnership for federal income tax purposes, income of the Fund will be treated as qualifying income in the hands of RICs that invest in the Fund only to the extent such income is attributable to items of income of the Fund which would be qualifying income if realized directly by the RIC.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted. Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

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Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract, or a commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that such market will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time, the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and derivatives risk, they may be subject to additional risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. There may be a change in the tax treatment of commodity-linked notes, which could impact the Fund’s use of commodity-linked notes in the implementation of its investment strategy. The Fund could lose money investing in commodity-linked notes.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Consumer discretionary risk – An investment in issuers in the consumer discretionary sector of the market may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

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Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and the conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling such securities. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities.

Due to restrictions on transfers in loan agreements and the nature of private syndication of loans, some loans are not as easily purchased or sold as publicly traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at the price at which the Fund has valued the loan. In addition, compared to public securities, purchases and sales of loans generally take longer to settle. It may take longer than seven days for transactions in loans to settle. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow to meet its short-term liquidity needs. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Bank loans may not be considered securities under the federal securities laws and accordingly, may offer less legal protection in the event of fraud or misrepresentation in connection with the purchase or sale of such instruments. Instead, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Bank loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.

A Sub-Adviser may take steps to ensure that it does not receive material nonpublic information about the issuers of loans who also issue (directly or through a related entity) publicly traded securities. In that circumstance, a Sub-Adviser may have less information than other investors about certain of the loans in which it invests or seeks to invest. This may place the Fund at a disadvantage relative to other investors in loans.

A lead bank or other financial institution will often act as agent for all holders of a particular corporate loan. The agent administers the terms of the loan, as specified in the loan agreement. Unless a holder of the corporate loan, such as the Fund, has direct recourse against the borrower, the holder may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. The agent may also be responsible for distributing income from the corporate loan and, as a result, holders of the loan might incur certain costs and delays in realizing payment on the loan and could suffer a loss of principal or interest. In addition, investments in corporate loans may expose the holders of the corporate loan, including the Fund, to the credit risk of both the financial institution and the underlying borrower. In the event of the insolvency of an agent bank, a corporate loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations and processing draws).

Certain corporate loans may be issued in connection with highly leveraged transactions, including leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

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Some loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

If a Fund invests in a loan via participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

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Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the CFTC nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund. See the “Technology Disruptions” section in this Prospectus.

Cyclical opportunities risk –The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices. Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations, which can result in losses for the Fund.

Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate. Governmental efforts to reform rating agencies and the use of credit ratings in the marketplace may impact a Fund’s investments or investment process.

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Depositary receipts risk – Investments in securities of foreign companies in the form of American depositary receipts (“ADRs”), Global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”) are subject to certain risks. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.

Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

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The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Direct investments risk – Direct investments are investments made directly with an enterprise through a shareholder or similar agreement (i.e., not through publicly traded shares or interests). Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for many of these investments, the Fund may take longer to liquidate these positions than would be the case for publicly-traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Direct investments risks also includes the risks of investing in listed private equity companies, which are publicly-traded vehicles that generally investment capital in privately held businesses. In addition to the risks discussed above, listed private equity companies are subject to various risks depending on their underlying investments, which include, but are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk. Derivatives risk is the risk that the value of the listed private equity companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment. There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, which may impede the ability to make a fully informed investment decision. Listed private equity companies may have relatively concentrated investment portfolios of small number of holdings. The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Distressed debt risk – Certain Funds may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that a Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale and may be subject to liquidity risk.

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Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Distressed securities may be subject to limitations on resale and may be subject to liquidity risk.

Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

The global economic crisis of the past several years has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. There may also be similar Brexit movements in other EU countries, which could impact the economic, security, and political fabric of the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

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Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those associated with inactive or indirect exposures to non-U.S. dollar denominated instruments and currency derivative instruments. Specifically, the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-U.S. dollar-denominated assets.

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Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd , a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Depending upon currency movements, this strategy can have the effect of reducing returns and minimizing opportunities for gain.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

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Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests, ("sensitive industries").

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, anything environment-related, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

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Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risk by using other derivative investments, which may include purchasing or selling call and put options. The purchase of a call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, the purchase of a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.

Hedging transactions risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Income risk – Income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

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Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way the Fund’s investment manager does not anticipate.

Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Information technology sector risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

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Investment momentum style risk – Investing in or having exposure to securities with positive momentum involves investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style falls out of favor, which may hurt the investment performance of a Fund using such strategy.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Investments in IPOs risk –The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Latin America concentration risk – If a Fund concentrates investments in Latin American countries, the Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries. Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diversified funds. Investment primarily in equity and equity-related securities in Latin America will expose the Fund specifically to their market, currency and other risks, including volatility and structural risks. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding effect on securities holdings and volatility.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

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LIBOR replacement risk – In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021.The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for a Fund. The effects of discontinuation of LIBOR on a Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market direction risk – Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

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Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Master limited partnership risk – An investment in master limited partnership (“MLP”) units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

Mezzanine securities risk – Mezzanine securities are generally rated below investment-grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be illiquid investments. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Micro-capitalization investing risk – Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less publicly available information about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-capitalization company.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – Funds that use models bear the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Funds achieve their investment objectives, which may cause a Fund to underperform its benchmark or other funds with a similar investment objective.

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Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk. With respect to extension risk, rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit increased volatility. With respect to default risk, rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages or other loans. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. In addition, legal and documentation risk (incomplete mortgage information) related to mortgage defaults may exist. With respect to prepayment risk, borrowers may pay off their mortgages or other loans sooner than expected, which may result in contraction risk, whereby the Fund will have to reinvest that money at the lower prevailing interest rates and, thus, may suffer an unexpected loss of interest income.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer. In addition, the mortgage-backed or other asset-backed securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Municipal securities risk – Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of projects in the same or similar sectors (e.g., education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (e.g., general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state’s fiscal stability and affect the value of a Fund’s investment in municipal securities. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that has caused many states to operate under significant financial stress. Certain states or municipalities may file for, and enter bankruptcy proceedings. Legal and regulatory requirements related to state and municipal bankruptcy are evolving, which could affect the value of a Fund’s investment in municipal securities.

Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Natural resource related securities risk – A Fund that concentrates its investments in natural resource related securities is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource and commodity prices.

Non-diversification risk – The Fund is non-diversified. As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price.

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Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Funds’ investment manager may purchase or sell foreign currencies through the use of forward contracts based on the investment manager’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment manager seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment manager’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund.

When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. OTC options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the economies in the region can be characterized as developing, newly industrialized, or developed. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are largely dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. If a Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.

Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer. Participation notes are typically privately issued and may be illiquid.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Privately placed securities risk – While it is the Funds’ policy to restrict investments in privately placed securities, the Fund’s investments may also include privately-placed securities. Generally, privately placed securities are illiquid and are subject to resale restrictions. Typically, the securities are sold as an offering exempt from registration with the SEC. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.

Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

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Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. Furthermore, reverse repurchase agreements involve the risks that: (i) the interest income earned in the investment of the proceeds will be less than the interest expense; (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is not obligated to repurchase; and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. In addition, the use of reverse repurchase agreements will result in leverage.

Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Russia investment risk – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that the Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

Many investments in Russia are tied to commodities, particularly, oil. The price of commodities and volatility in the commodities market could have a negative impact on the Russian economy, Russian companies, and Russian investments. The geopolitical environment with the Ukraine and Middle East enhance the possibility of conflict with Russia.

In response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies. The political and economic situation in Russia, and the current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions or other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact the Fund. Any or all of these potential results could lead Russia’s economy into a recession.

Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

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Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets. Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market. Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors. Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

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Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional, regulations governing the licensing, construction and operation of power plants. Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. See the “Lending of Portfolio Securities” section in this Prospectus.

Segregated account risk – A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation in a specific segregated account of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. The Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. In addition, the lenders’ security interest or their enforcement of their security interest under the loan agreement may be found by a court to be invalid. Uncollateralized senior loans involve a greater risk of loss. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

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Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

Speculative exposure risk – If a Fund invests in a derivative instrument (or engages in a similarly speculative practice) not for the purpose of hedging but to generate return, the Fund is directly exposed to the risks associated with an investment in that derivative. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and, in certain instances, potential losses may be unlimited. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security increases in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Stapled securities risk – A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

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Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary risk (for JNL Multi-Manager Alternative Fund only) – Each applicable Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”), which invests directly in its Subsidiary. By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules, and are generally subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory risk,” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary is managed by the Fund’s Adviser and applicable Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could affect the Fund.

Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein.

The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act as well as other foreign regulations are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

Tax risk – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M, including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. The IRS has issued a ruling to the effect that income from commodity-linked swaps does not constitute “qualifying income” for purposes of a Fund’s qualification as a RIC under Subchapter M. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject a RIC that invests in the Fund to U.S. federal income tax on its taxable income at regular corporate rates (without deduction for distributions to shareholders). The tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, may be adversely affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M, or otherwise affect the character, timing or amount of a Fund’s taxable income or gains and thus income allocations made by the Fund.

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Tax risk (for JNL Multi-Manager Alternative Fund only) – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”), including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code (“Subchapter M”). Under recently finalized regulations, the annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund constitutes “qualifying income” for purposes of certain funds of funds qualification as a RIC to the extent such net income is either (i) currently and timely distributed to the Fund or (ii) derived with respect to the Fund's business of investing in stock, securities or currencies. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income from such investments is “qualifying income” under Subchapter M, or otherwise affect the character, timing or amount of the Fund’s taxable income or gains and thus income allocations made by the Fund.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and, as such, can suffer from losses during time of economic stress or illiquidity.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to receive support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful. In addition, new accounting standards and future Congressional action may affect the value of Fannie Mae and Freddie Mac debt.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae's and Freddie Mac's creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. In addition, these investments may create a form of investment leverage, which may increase the Fund’s volatility and may require the Fund to liquidate portfolio securities when it may not be advantageous.

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Management of the Trust

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the Trust's Board of Trustees (the "Board") is responsible for managing the business and affairs of the Trust.

Investment Adviser

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Funds and provides the Funds with professional investment supervision and management under an Investment Advisory and Management Agreement between the Trust and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), a U.S.-based financial services company. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Prudential plc is also the ultimate parent of PPM America, Inc.

Under the Investment Advisory and Management Agreement, the Adviser is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by each Fund will be exercised. The Adviser also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to each Fund by other service providers, including the custodian and shareholder servicing agent. The Adviser is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser’s performance. The Adviser is solely responsible for payment of any fees to the Sub-Advisers.

The Adviser plays an active role in advising and monitoring each Fund and Sub-Adviser, if any. For those Funds the Adviser directly manages, the Adviser, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, the Adviser recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a Sub-Adviser, the Adviser monitors each Sub-Adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business, including the Sub-Adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning each Fund’s and Sub-Adviser’s performance and Fund operations. The Adviser is responsible for providing regular reports on these matters to the Board.

A discussion regarding the Board’s basis for approving the Investment Advisory and Management Agreement for all Funds, except for JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, and JNL/DFA International Core Equity Fund, is available in the applicable Fund’s Annual Report for the period ended December 31, 2019.

A discussion regarding the Board’s basis for approving the Investment Advisory and Management Agreement for JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, and JNL/DFA International Core Equity Fund is available in the Fund’s Annual Report for the period ended December 31, 2018.

As of December 31, 2019, the Adviser managed approximately $237.2 billion in assets.

Management Fee

As compensation for its advisory services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and, if applicable, the aggregate annual fee each Fund paid to the Adviser for the fiscal year ended December 31, 2019. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts. Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

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In addition to the fees disclosed below, each of the following Funds will indirectly bear its pro rata share of the fees of certain Underlying Funds: JNL/Goldman Sachs Funds (except the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/ Goldman Sachs Total Yield Fund, and JNL/Goldman Sachs International 5 Fund), JNL/Mellon Index 5 Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, and JNL/Vanguard Global Bond Market Index Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds, Vanguard Feeder Funds, JNL S&P 500 Index Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that the Adviser will continue to waive fees and reimburse expenses. The Funds have agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and/or reimburse expenses for the JNL/WMC Government Money Market Fund. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of transaction costs, if any, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/American Funds Balanced Fund[2]	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.55% 0.50% 0.49% 0.48%	0.52%
JNL/American Funds® Blue Chip Income and Growth Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.55% 0.54% 0.53%	0.57%
JNL/American Funds Capital Income Builder Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.525% 0.50% 0.49% 0.48%	0.53%
JNL/American Funds Capital World Bond Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.55% 0.54% 0.53%	0.60%
JNL/American Funds® Global Growth Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.65% 0.60% 0.59% 0.58%	0.66%

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Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/American Funds Global Small Capitalization Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.65% 0.60% 0.59% 0.58%	0.65%
JNL/American Funds® Growth Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.65% 0.60% 0.59% 0.58%	0.67%
JNL/American Funds Growth-Income Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.55% 0.54% 0.53%	0.55%
JNL/American Funds International Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.75% 0.70% 0.69% 0.68%	0.73%
JNL/American Funds New World Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.95% 0.90% 0.89% 0.88%	0.94%
JNL Multi-Manager Alternative Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	1.20% 1.10% 1.09% 1.08%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund[5]	$0 to $250 million $250 million to $3 billion $3 billion to $5 billion Over $5 billion	0.80% 0.75% 0.74% 0.73%	0.77%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.750% .725% .715% .705%	0.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	650% .625% .600% .590% .580%	0.64%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million $100 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.650% .600% .550% .540% .530%	0.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million $200 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.750% .670% .650% .640% .630%	0.67%
JNL iShares Tactical Moderate Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .150% .140% .130%	0.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .150% .140% .130%	0.20%
JNL iShares Tactical Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .150% .140% .130%	0.20%
1351

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.19%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.18%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.400% .370% .360% .350%	0.40%
JNL/AQR Large Cap Relaxed Constraint Equity Fund[11]	$0 to $300 million $300 million to $3 billion $3 billion to $5 billion Over $5 billion	.700% .650% .640% .630%	0.69%
JNL/AQR Managed Futures Strategy Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.800% .750% .740% .730%	0.85%
JNL/BlackRock Advantage International Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .525% .500% .490%	0.55%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .565% .550% .540%	0.60%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million $300 million to $ 1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .500% .490% .480% .470%	0.55%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.600% .550% .500% .450% .440% .430%	0.47%
JNL/Boston Partners Global Long Short Equity Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	1.100% 1.050% 1.000% 0.990% 0.980%	1.10%
JNL/Causeway International Value Select Fund	$0 to $500 million $500 million to $2 billion $2 billion to $5 billion Over $5 billion	.550% .500% .470% .460%	0.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .440% .430%	0.50%
1352

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/DFA Growth Allocation Fund[3]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/DFA Moderate Growth Allocation Fund[3]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/DFA International Core Equity Fund	$0 to $3 billion $3 billion to $5 billion Over $5 billion	.450% .440% .430%	0.51%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.400% .375% .360% .350%	0.40%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion $3 billion to $5 billion Over $5 billion	.550% .540% .530%	0.59%
JNL/DoubleLine® Core Fixed Income Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.390% .360% .350% .340%	0.37%
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.625% .600% .590% .580%	0.64%
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .575% .520% .510% .500%	0.57%
JNL/DoubleLine® Total Return Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.450% .400% .390% .380%	0.42%
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.400% .380% .350% .340% .330%	0.41%
JNL/First State Global Infrastructure Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.700% .690% .630% .620% .610%	0.69%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion $1 billion to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .500% .475% .465% .455%	0.57%
JNL/Franklin Templeton Growth Allocation Fund13]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .530% .520% .510%	0.28%
1353

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.700% .650% .550% .500% .490% .480%	0.52%
JNL/Franklin Templeton International Small Cap Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.800% .750% .700% .690% .680%	0.79%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.900% .875% .850% .840%	0.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million $250 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.700% .675% .650% .640% .630%	0.71%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.650% .600% .590% .580%	0.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.525% .500% .490% .480%	0.53%
JNL/Invesco Global Growth Fund	$0 to $3 billion $3 billion to $5 billion Over $5 billion	.500% .490% .480%	0.50%
JNL/Invesco Global Real Estate Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .570% .560% .550%	0.59%
JNL/Invesco International Growth Fund	$0 to $500 million $500 million to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .500% .480% .470% .460%	0.52%
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.675% .630% .620% .610%	0.65%
JNL/JPMorgan Global Allocation Fund[12]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .550% .540% .530%	0.62%
JNL/JPMorgan Growth & Income Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .440% .430%	0.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .440% .430%	0.50%
1354

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1.5 billion $1.5 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .550% .500% .450% .440% .430%	0.51%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.400% .350% .300% .250% .240% .230%	0.29%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.700% .650% .640% .630%	0.70%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .500% .490% .480%	0.55%
JNL/Lord Abbett Short Duration Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.350% .300% .290% .280%
JNL/Mellon Index 5 Fund	All Assets	0%	N/A
JNL/Mellon DowSM Index Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.18%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .200% .190% .180%	0.25%
JNL/Mellon Equity Income Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.450% .400% .390% .380%	0.45%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.250% .200% .190% .180%	0.25%
JNL/Mellon MSCI World Index Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.19%
JNL/Mellon Nasdaq® 100 Index Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.17%
1355

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/Mellon S&P 500 Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.170% .130% .120% .110% .090%	0.11%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.190% .140% .130% .120% .110%	0.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.190% .140% .130% .120% .110%	0.14%
JNL/Mellon International Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.200% .150% .140% .130% .120%	0.16%
JNL/Mellon Bond Index Fund	$0 to $500 million $500 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.180% .150% .140% .130% .120%	0.16%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.21%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.22%
JNL/Mellon Energy Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.18%
1356

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/Mellon Healthcare Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.23%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.24%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.21%
JNL S&P 500 Index Fund[4]	$0 to $1 billion $1 billion to $3 billion $3 to $5 billion Over $5 billion	0.20% 0.175% 0.165% 0.155%	0.20%
JNL/Mellon Utilities Sector Fund	$0 to $50 million $50 million to $100 million $100 million to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.240% .210% .180% .170% .160% .150%	0.20%
JNL/MFS Mid Cap Value Fund	$0 to $100 million $100 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.600% .550% .540% .530% .520%	0.55%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.450% .400% .390% .380%	0.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .400% .390% .380%	0.48%
1357

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/PIMCO Income Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .440% .430%	0.49%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.350% .300% .290% .280%	0.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion $1 billion to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	.390% .375% .365% .355% .345%	0.38%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.500% .450% .425% .415% .405%	0.46%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.400% .350% .325% .315% .305%	0.33%
JNL/PPM America Small Cap Value Fund	$0 to $150 million $150 million to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.650% .550% .500% .475% .465% .455%	0.57%
JNL/PPM America Total Return Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.400% .350% .340% .330%	0.39%
JNL/RAFI® Fundamental Asia Developed Fund	$0 to $100 million $100 million to $3 billion $3 billion to $5 billion Over $5 billion	.210% .180% .170% .160%	0.20%
JNL/RAFI® Fundamental Europe Fund	$0 to 100 million $100 million to $3 billion $3 billion to $5 billion Over $5 billion	.210% .180% .170% .160%	0.19%
JNL/RAFI® Fundamental U.S. Small Cap Fund	$0 to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.180% .170% .160% .150%	0.18%
JNL/RAFI® Multi-Factor U.S. Equity Fund	$0 to $750 million $750 million to $3 billion $3 billion to $5 billion Over $5 billion	.180% .170% .160% .150%	0.17%
JNL/T. Rowe Price Balanced Fund[5]	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .475% .450% .440% .430%	0.55%
1358

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/T. Rowe Price Capital Appreciation Fund[5]	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.575% .550% .530% .520% .510%	0.53%
JNL/T. Rowe Price Established Growth Fund[5]	$0 to $150 million $150 million to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .500% .450% .440% .430% .420%	0.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[5,6]	$0 to $150 million $150 million to $1 billion $1 billion to $3 billion Over $3 billion	.650% .600% .590% .580%	0.59%
JNL/T. Rowe Price Short-Term Bond Fund[5]	$0 to $250 million $250 million to $1.5 billion $1.5 billion to $3 billion $3 billion to $5 billion Over $5 billion	.350% .300% .275% .265% .255%	0.31%
JNL/T. Rowe Price U.S. High Yield Fund[5]	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.525% .500% .490% .480%	0.55%
JNL/T. Rowe Price Value Fund[5]	$0 to $150 million $150 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.550% .480% .470% ..450% .440%	0.48%
JNL/Vanguard Capital Growth Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.525% .500% .490% .480%	0.53%
JNL/Vanguard Equity Income Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.525% .500% .490% .480%	0.53%
JNL/Vanguard International Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.675% .650% .640% .630%	0.68%
JNL/Vanguard Small Company Growth Fund[2]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.625% .600% .590% .580%	0.63%
JNL/Vanguard U.S. Stock Market Index Fund[7]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/Vanguard International Stock Market Index Fund[8]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
1359

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/Vanguard Global Bond Market Index Fund[9]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	.200% .175% .165% .155%	0.20%
JNL/WCM Focused International Equity Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.700% .650% .640% .630%	0.67%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	1.050% .900% .890% .880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.450% .400% .375% .350% .325% .315% .305%	0.32%
JNL/WMC Government Money Market Fund[10]	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.180% .150% .140% .130%	0.16%
JNL/WMC Value Fund	$0 to $300 million $300 million to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.450% .400% .350% .340% .330%	0.38%
JNL/Goldman Sachs Competitive Advantage Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .240% .230%	0.26%
JNL/Goldman Sachs Dividend Income & Growth Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .240% .230%	0.25%
JNL/Goldman Sachs Intrinsic Value Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .240% .230%	0.26%
JNL/Goldman Sachs Total Yield Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .240% .230%	0.26%
JNL/Goldman Sachs 4 Fund	All Assets	0%	N/A
1360

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
JNL/Goldman Sachs International 5 Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.300% .250% .240% .230%	0.30%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.10%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.08%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.08%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.09%
JNL Conservative Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.14%
JNL Moderate Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.13%
JNL Moderate Growth Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.09%
JNL Growth Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.09%
JNL Aggressive Growth Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	.130% .080% .075% .070%	0.10%

[1]	The Fund will commence operations on April 27, 2020.
[2]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[3]	JNAM has contractually agreed to waive 0.05% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. Effective June 24, 2019, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund.

1361

[4]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of T. Rowe Price attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.
[6]	Prior to April 27, 2020, JNAM voluntarily waived 0.01% of management fees on the Fund’s assets exceeding $1 billion and up to $5 billion. Effective April 27, 2020, this voluntary waiver converted to a contractual fee reduction.
[7]	JNAM has contractually agreed to waive 0.04% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[8]	JNAM has contractually agreed to waive 0.03% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[9]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[10]	Effective March 16, 2020, JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.
[11]	Effective September 1, 2018, JNAM voluntarily agreed to waive 0.025% of management fees on the Fund’s assets between $500 million and up to $1 billion and 0.05% on the Fund’s assets exceeding $1 billion. Effective April 29, 2019, this voluntary waiver converted to a contractual waiver. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[12]	Effective October 14, 2019, JNAM has contractually agreed to waive its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.
[13]	Effective April 27, 2020, JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Investment Sub-Advisers

The Adviser has engaged certain other investment advisers to serve as Sub-Advisers to certain assigned Funds under separate Sub-Advisory Agreements between each Sub-Adviser and the Adviser. The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements, the Sub-Advisers are responsible for supervising and managing the investment and reinvestment of the assets of an assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the oversight and supervision of the Adviser and the Board. The Sub-Advisers formulate a continuous investment program for an assigned Fund consistent with the Fund’s investment strategies, objectives and policies outlined in this Prospectus. Each Sub-Adviser implements such program by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs.

As compensation for its sub-advisory services, each Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. The SAI contains a schedule of the sub-advisory fee rate for each Fund as set forth in the Sub-Advisory Agreements. The Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

A discussion regarding the Board’s basis for approving the Sub-Advisory Agreements for all Funds, except for JNL/AQR Large Cap Defensive Style, JNL/BlackRock Advantage International Fund, JNL/DFA International Core Equity Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, and JNL/Invesco Global Growth Fund is available in the applicable Fund’s Annual Report for the period ended December 31, 2019.

1362

A discussion regarding the Board’s basis for approving Sub-Advisory Agreements for JNL/AQR Large Cap Defensive Style, JNL/BlackRock Advantage International Fund, JNL/DFA International Core Equity Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund is available in the Fund’s Annual Report for the period ending December 31, 2018. Additional discussion regarding the Board’s basis for approving a Sub-Advisory Agreement for JNL/JPMorgan Global Allocation Fund is available in the Fund’s Annual Report for the period ended December 31, 2018. A discussion regarding the Board’s basis for approving Sub-Advisory Agreements for JNL/Invesco Global Growth Fund is available in the Fund’s Semi-Annual Report for the period ended June 30, 2019.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemptive order (the “Order”) that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers or materially amend a Sub-Advisory Agreement with an unaffiliated Sub-Adviser with the approval of the Board, but without the approval of shareholders. Under the terms of the Order, if a new Sub-Adviser is hired by the Adviser, the affected Fund will provide shareholders with information about the new Sub-Adviser and new Sub-Advisory Agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Fund will obtain favorable results at any given time.

Portfolio Manager(s)

For information about the portfolio management team responsible for the day-to-day management of a particular Fund, please refer to each Fund’s Summary Prospectus or the disclosure pertaining to the Fund in the “Additional Information About the Funds” section of this Prospectus.

Administrator

JNAM serves as the administrator to the Funds. JNAM, in its capacity as administrator, provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Funds. In addition, JNAM, in its capacity as administrator, also pays a portion of the costs of the Funds’ Chief Compliance Officer. In return for these services, each Fund pays JNAM an administrative fee, as outlined below, equal to a certain percentage of the average daily net assets of the Fund’s Class A and Class I shares, accrued daily and paid monthly.

FUND	ASSETS	FEES
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds® Blue Chip Income and Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds® Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds® Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

1363

FUND	ASSETS	FEES

JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%

JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/AQR Large Cap Relaxed Constraint Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/AQR Managed Futures Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Boston Partners Global Long Short Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1364

FUND	ASSETS	FEES

JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DFA Growth Allocation Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/DFA Moderate Growth Allocation Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

J NL/DFA International Core Equity Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%[1]
	Assets over $3 billion	.090%[1]

JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/DoubleLine® Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Fidelity Institutional Asset Management® Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/First State Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Franklin Templeton International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

J NL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1365

FUND	ASSETS	FEES

JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan Growth & Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Lord Abbett Short Duration Income Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Index 5 Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Mellon DowSM Index Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Emerging Markets Index Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon MSCI World Index Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Nasdaq® 100 Index Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

1366

FUND	ASSETS	FEES

JNL/Mellon S&P 400 MidCap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon Small Cap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon International Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Bond Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL S&P 500 Index Fund	$0 to $3 billion	.100%[4]
	Assets over $3 billion	.090%[4]

JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1367

FUND	ASSETS	FEES

J NL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/RAFI® Fundamental Asia Developed Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/RAFI® Fundamental Europe Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/RAFI® Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/RAFI® Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Vanguard Capital Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Vanguard Equity Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

1368

FUND	ASSETS	FEES

JNL/Vanguard International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Vanguard Small Company Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Vanguard U.S. Stock Market Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Vanguard International Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Vanguard Global Bond Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%[5]
	Assets over $3 billion	.130%[5]

JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%[3]
	Assets over $3 billion	.130%[3]

JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%[3]
	Assets over $3 billion	.130%[3]

JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs Competitive Advantage Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs Dividend Income & Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs Intrinsic Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs Total Yield Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs International 5 Fund	$0 to $3 billion	.150%[1]
	Assets over $3 billion	.130%[1]

JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

1369

FUND	ASSETS	FEES

JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

[1]	Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[2]	The Fund will commence operations on April 27, 2020.
[3]	Jackson National Asset Management, LLC has contractually agreed to waive 0.12% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Jackson National Asset Management, LLC has contractually agreed to waive 0.06% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Jackson National Asset Management, LLC has contractually agreed to waive 0.13% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Distributor

Jackson National Life Distributors LLC (“JNLD”), a wholly owned subsidiary of Jackson, is the principal underwriter of the Funds and is responsible for promoting sales of the Funds’ shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.

JNLD and/or an affiliate have the following relationships with certain Sub-Advisers and/or their affiliates:

●	JNLD receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which those Sub-Advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.

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●	A brokerage affiliate of JNLD participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, JNLD acts as distributor of variable insurance contracts and variable life insurance policies ("Contracts") issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York ("Jackson NY"). The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

Classes of Shares

The Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class I).

The Class A shares of each Fund are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee.

Under the multi-class structure, the Class A shares and Class I shares of each Fund represent interests in the same portfolio of securities and are substantially the same except for “class expenses.” The expenses of each Fund are borne by each Class of shares based on the net assets of the Fund attributable to each class, except that class expenses are allocated to the appropriate class. “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the 12b-1 Plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or contract owners of variable contracts funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Rule 12b-1 Plan

All of the Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Effective July 1, 2017, the Funds adopted an Amended and Restated Distribution Plan (“Amended Plan”).

The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Amended Plan. Under the Amended Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with applicable law and the Amended Plan, JNLD may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Amended Plan was approved by shareholders holding Class A shares of the Funds at a special meeting of shareholders held on June 22, 2017.

Investment in Fund Shares

Shares of the Funds are presently offered only to separately managed accounts of Jackson (1 Corporate Way, Lansing, Michigan 48951) and Jackson National Life Insurance Company of New York (“Jackson NY”) (2900 Westchester Avenue, Purchase, New York 10577) (collectively, “Separate Accounts”) to fund the benefits under certain variable insurance contracts and variable life insurance policies (collectively, “Contracts”), to unqualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their NAV using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

Certain of the Funds are managed by a sub-adviser who manages publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

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The price of each Fund’s shares is based on its NAV. The NAV of a Fund’s shares is generally determined by the Adviser once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

In addition, the following Funds are comprised of Underlying Funds:  JNL/Goldman Sachs Managed Funds, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/Mellon Index 5 Fund, JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund.  The value of each Underlying Fund is determined based on the number of shares owned multiplied by the NAV of the respective Underlying Funds.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which the Adviser may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate. Under these procedures, the “fair value” of a security generally will be the amount, determined by the Adviser in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize the Adviser, subject to Board oversight, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. The Adviser will “fair value” foreign securities held by the Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

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These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of Jackson and Jackson NY, those insurance companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and Jackson NY that invest in the Fund. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders. This type of excessive short-term trading activity is referred to herein as “market timing.” The Funds are not intended to serve as vehicles for market timing. The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the insurance companies who invest in the Funds. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This policy does not apply to a money market Fund.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.

The Funds’ “fair value” pricing policy will apply to the Underlying Funds in which certain of the Funds invest.

The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Shares" above.

The policies and procedures described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, Jackson NY and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and Jackson NY to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Disclosure of Portfolio Securities

A description of each Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Funds' SAI and at www.jackson.com.

Redemption of Fund Shares

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts. Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Funds’ transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;

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●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund's share price and/or returns may be negatively impacted. If a liquidity event occurs, the Adviser will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund's line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund. If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

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Tax Status

General

The Trust consists of Funds that are either treated for U.S. federal income tax purposes as corporations that intend to qualify and be eligible for treatment as regulated investment companies (“Regulated Investment Company Funds”) or partnerships (“Partnership Funds”).

Dividends from net investment income are declared and distributed at least annually to all Regulated Investment Company Funds’ shareholders except the JNL/WMC Government Money Market Fund shareholders. Dividends from net investment income, if any, are declared daily and payable monthly to the JNL/WMC Government Money Market Fund shareholders. Distributions from net realized capital gains, if any, are declared and distributed at least annually to shareholders of any Regulated Investment Company Fund to the extent they exceed available capital loss carryforwards.

Dividends and other distributions by a Fund, if any, are automatically reinvested at net asset value in shares of the distributing Fund, unless otherwise requested by a shareholder. There are no fees or sales charges on reinvestments.

Regulated Investment Company Funds

Each Regulated Investment Company Fund (for purposes of this section, a “Fund”) intends to qualify and be eligible for treatment as a “regulated investment company” under Subchapter M of the Code. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. Each Fund intends to distribute all its net investment income and net realized capital gains, if any, to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. However, a Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Partnership Funds

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Blue Chip Income and Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/American Funds Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/American Funds Growth-Income Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/American Funds Growth Allocation Fund	JNL Conservative Allocation Fund
JNL/Mellon Index 5 Fund	JNL Moderate Allocation Fund
JNL/T. Rowe Price Balanced Fund	JNL Moderate Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL Growth Allocation Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL Aggressive Growth Allocation Fund

Effective April 24, 2017, the Board of Trustees approved the JNL/Mellon DowSM Index Fund to change its U.S. federal income tax status from a disregarded entity to a partnership.

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Balanced Fund	JNL/Mellon Equity Income Fund
JNL/American Funds Capital World Bond Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/American Funds Global Growth Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Mellon Small Cap Index Fund
JNL/American Funds International Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/American Funds New World Fund	JNL/Mellon Communication Services Sector Fund
JNL Multi-Manager Alternative Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL Multi-Manager Mid Cap Fund	JNL/Mellon Energy Sector Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Financial Sector Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Healthcare Sector Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/Mellon Information Technology Sector Fund
JNL/AQR Managed Futures Strategy Fund	JNL/MFS Mid Cap Value Fund
JNL/BlackRock Global Allocation Fund	JNL/PIMCO Real Return Fund
JNL/BlackRock Global Natural Resources Fund	JNL/PPM America Floating Rate Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PPM America High Yield Bond Fund
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JNL/Boston Partners Global Long Short Equity Fund	JNL/PPM America Small Cap Value Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Total Return Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/DoubleLine® Shiller Enhanced CAPE Fund	JNL/T. Rowe Price Established Growth Fund
JNL/DoubleLine® Total Return Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Income Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Global Real Estate Fund	JNL/T. Rowe Price Value Fund
JNL/Invesco Small Cap Growth Fund	JNL/Westchester Capital Event Driven Fund
JNL/JPMorgan Global Allocation Fund	JNL/WMC Balanced Fund
JNL/JPMorgan Midcap Growth Fund	JNL/WMC Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Effective January 1, 2020, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Core Fixed Income Fund	JNL/PIMCO Income Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/First State Global Infrastructure Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/GQG Emerging Markets Equity Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Invesco Diversified Dividend Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Invesco Global Growth Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/Mellon Bond Index Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/Mellon Utilities Sector Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/Mellon S&P 500 Index Fund	JNL/Goldman Sachs Total Yield Fund
JNL/Neuberger Berman Commodity Strategy Fund

Each Partnership Fund (for purposes of this section, a “Fund”) expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If a Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in such Fund.

As a partnership that is not a “publicly traded partnership,” each Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.

Special Considerations for Separate Accounts of Insurance Companies (all Funds)

The interests in each Fund are owned by separate accounts of participating insurance companies, qualified pension and retirement plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code. Provided certain requirements are met, distributions from the Funds, if any, are not taxable to owners of Contracts. Owners of Contracts should consult the applicable Separate Account Prospectus for considerations on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the favorable tax status of the Contracts issued by Separate Accounts of Jackson and Jackson NY. The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements. The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. If a Fund does not meet such diversification requirements, the Contracts could lose their favorable tax treatment and income and gain allocable to the Contracts could be taxable currently to shareholders of the Fund. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. For more specific information, please refer to the Funds’ SAI.

The information provided above is only a summary of the U.S. federal income tax considerations relating to an investment in a Fund. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal, state, local and foreign tax consequences to you of your contract, policy or plan.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Financial information for the JNL/Lord Abbett Short Duration Income Fund is not provided because the Fund is newly created and has not yet commenced operations. The following table provides selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate by which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a variable insurance contract. If charges imposed under a variable contract were reflected, the returns would be lower. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report, which is available upon request.

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JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(g)(h)
Class A
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(i)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(i)	0.58	0.98	1.54
12/31/17	(j)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(i)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(k)	(0.70)	10.26	5.73	456,663	57	(i)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)	456,687	72	(i)	1.00	1.01	1.27

Class I
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(i)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(i)	0.28	0.68	2.88
12/31/17	‡(j)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(i)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(i)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)	465	72	(i)	0.80	0.81	1.46

JNL/American Funds Blue Chip Income and Growth Fund(g)(h)
Class A
12/31/19		20.13	0.37	3.85	4.22	—		—	24.35	20.96	3,286,576	37		0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—		—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61	3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	30		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)	1,960,998	26		0.60	1.05	1.65

Class I
12/31/19		20.41	0.57	3.79	4.36	—		—	24.77	21.36	14,963	37		0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—		—	20.41	(8.72)	6,282	49		0.28	0.71	3.58
12/31/17	‡	19.13	0.44	2.79	3.23	—		—	22.36	16.88	555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	30		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)	195	26		0.38	0.83	1.71

JNL/American Funds Capital Income Builder Fund(h)
Class A
12/31/19		9.41	0.29	1.35	1.64	—		—	11.05	17.43	128,205	44	(l)	0.58	0.94	2.83
12/31/18	*	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(l)	0.61	0.98	4.09

Class I
12/31/19		9.43	0.32	1.36	1.68	—		—	11.11	17.82	2,975	44	(l)	0.28	0.64	3.08
12/31/18	*	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(l)	0.25	0.68	5.70

JNL/American Funds Capital World Bond Fund (formerly JNL/American Funds Global Bond Fund)(g)(h)
Class A
12/31/19		10.52	0.14	0.65	0.79	—		—	11.31	7.51	496,660	110	(m)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)		—	10.52	(1.62)	500,836	78	(m)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)		—	10.76	6.56	519,871	74	(m)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32	471,248	70	(m)	0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)	442,844	88	(m)	0.55	1.07	(0.46)

Class I
12/31/19		10.61	0.21	0.62	0.83	—		—	11.44	7.82	2,381	110	(m)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)		—	10.61	(1.39)	1,313	78	(m)	0.23	0.75	3.01
12/31/17	‡	10.21	0.05	0.65	0.70	(0.06)		—	10.85	6.81	355	74	(m)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61	161	70	(m)	0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)	152	88	(m)	0.33	0.85	(0.24)

JNL/American Funds Global Small Capitalization Fund(g)(h)
Class A
12/31/19		12.67	(0.02)	3.96	3.94	—		—	16.61	31.10	752,787	50		0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)		(0.09)	12.67	(10.77)	618,162	43		0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)		(2.23)	14.31	25.52	681,782	33		0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—		—	13.30	1.76	494,981	40		0.55	1.10	(0.04)
12/31/15		13.32	(0.08)	0.08	0.00	—		(0.25)	13.07	(0.05)	515,018	36		0.55	1.12	(0.55)

Class I
12/31/19		12.85	0.03	4.01	4.04	—		—	16.89	31.44	5,022	50		0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)		(0.09)	12.85	(10.48)	2,689	43		0.25	0.80	0.30
12/31/17	‡	13.43	0.09	3.24	3.33	(0.05)		(2.23)	14.48	25.78	379	33		0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—		—	13.43	1.97	103	40		0.35	0.90	0.16

1378

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
12/31/15		13.39	(0.05)	0.08	0.03	—	(0.25)	13.17	0.18	110	36	0.34	0.91	(0.34)

JNL/American Funds Growth-Income Fund(g)(h)
Class A
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20
12/31/15		16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	25	0.67	1.04	1.03

Class I
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	‡	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29
12/31/15		17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	25	0.45	0.82	1.02

JNL/American Funds International Fund(g)(h)
Class A
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09
12/31/15		12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	37	0.65	1.22	1.30

Class I
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	‡	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25
12/31/15		12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	37	0.43	1.00	1.13

JNL/American Funds New World Fund(g)(h)
Class A
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44
12/31/15		11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	39	0.65	1.42	0.20

Class I
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	‡	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55
12/31/15		11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	39	0.43	1.20	0.42

JNL/Vanguard Capital Growth Fund(h)
Class A
12/31/19		10.61	0.06	2.68	2.74	—	—	13.35	25.82	404,732	5	0.58	0.94	0.49
12/31/18		10.80	0.00	(0.19)	(0.19)	—	—	10.61	(1.76)	278,980	6	0.58	0.98	0.01
12/31/17	*	10.00	(0.02)	0.82	0.80	—	—	10.80	8.00	71,616	7	0.58	0.98	(0.58)

Class I
12/31/19		10.66	0.09	2.70	2.79	—	—	13.45	26.17	8,349	5	0.28	0.64	0.77
12/31/18		10.82	0.00	(0.16)	(0.16)	—	—	10.66	(1.48)	5,106	6	0.28	0.68	(0.02)
12/31/17	*	10.00	(0.01)	0.83	0.82	—	—	10.82	8.20	113	7	0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(h)
Class A
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33	0.58	0.94	1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58	0.98	0.90
12/31/17	*	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58	0.98	(0.58)

Class I
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33	0.28	0.64	1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28	0.68	0.74
12/31/17	*	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28	0.68	(0.28)

1379

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Vanguard International Fund(h)
Class A
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(k)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	*	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	0.00		(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	*	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

JNL/Vanguard Small Company Growth Fund(h)
Class A
12/31/19		9.90	(0.02)		2.72	2.70	—	—	12.60	27.27	277,732	58	0.65	1.04	(0.15)
12/31/18		10.74	(0.05)		(0.79)	(0.84)	—	—	9.90	(7.82)	267,736	66	0.58	1.08	(0.42)
12/31/17	*	10.00	(0.02)		0.76	0.74	—	—	10.74	7.40	55,805	93	0.58	1.08	(0.58)

Class I
12/31/19		9.94	0.01		2.74	2.75	—	—	12.69	27.67	5,616	58	0.35	0.74	0.11
12/31/18		10.75	(0.02)		(0.79)	(0.81)	—	—	9.94	(7.53)	3,320	66	0.28	0.78	(0.18)
12/31/17	*	10.00	(0.01)		0.76	0.75	—	—	10.75	7.50	98	93	0.28	0.78	(0.28)

JNL/American Funds Growth Allocation Fund(g)
Class A
12/31/19		15.45	0.24		3.37	3.61	—	—	19.06	23.37	2,808,536	19	0.64	0.64	1.36
12/31/18		16.33	0.20		(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14	0.64	0.64	1.19
12/31/17		13.54	0.12		2.67	2.79	—	—	16.33	20.61	2,090,329	55	0.64	0.64	0.79
12/31/16		12.60	0.16		0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23
12/31/15		12.95	0.14		(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2	0.65	0.67	1.08

Class I
12/31/19		15.52	0.31		3.37	3.68	—	—	19.20	23.71	16,654	19	0.34	0.34	1.75
12/31/18		16.35	0.40		(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14	0.34	0.34	2.44
12/31/17	‡‡	15.63	0.22		0.50	0.72	—	—	16.35	4.61	268	55	0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(g)
Class A
12/31/19		14.21	0.26		2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69
12/31/18		14.89	0.23		(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25	0.64	0.64	1.55
12/31/17		12.87	0.12		1.90	2.02	—	—	14.89	15.70	2,218,378	57	0.64	0.64	0.85
12/31/16		11.99	0.19		0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54
12/31/15		12.33	0.18		(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2	0.65	0.67	1.40

Class I
12/31/19		14.27	0.36		2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24
12/31/18		14.91	0.39		(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25	0.34	0.34	2.57
12/31/17	‡‡	14.41	0.24		0.26	0.50	—	—	14.91	3.47	568	57	0.35	0.35	6.09

JNL/DFA Growth Allocation Fund(g)
Class A
12/31/19		9.72	0.15		1.93	2.08	(0.15)	(0.12)	11.53	21.46	212,639	45	0.56	0.65	1.42
12/31/18		10.88	0.20		(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11	0.60	0.65	1.91
12/31/17	*	10.00	0.20		1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3	0.60	0.65	2.72

Class I
12/31/19		9.75	0.21		1.91	2.12	(0.17)	(0.12)	11.58	21.85	4,916	45	0.21	0.35	1.88
12/31/18		10.88	0.31		(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11	0.25	0.35	2.93
12/31/17	*‡‡	10.69	0.09		0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3	0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(g)
Class A
12/31/19		9.86	0.17		1.63	1.80	(0.16)	(0.11)	11.39	18.40	168,481	35	0.58	0.65	1.55
12/31/18		10.71	0.22		(1.07)	(0.85)	—	—	9.86	(7.93)	123,206	10	0.60	0.65	2.10
12/31/17	*	10.00	0.20		0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5	0.61	0.65	2.68

Class I
12/31/19		9.91	0.21		1.64	1.85	(0.19)	(0.11)	11.46	18.76	5,555	35	0.23	0.35	1.94
12/31/18		10.72	0.32		(1.13)	(0.81)	—	—	9.91	(7.55)	3,759	10	0.25	0.35	3.08
12/31/17	*‡‡	10.57	0.12		0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5	0.26	0.35	4.28

1380

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund(n)
Class A
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(o)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58		0.17	0.17	1.36

Class I
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	‡‡	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(o)	0.15	0.15	(0.15)

JNL Growth Allocation Fund(n)
Class A
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(o)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57		0.15	0.15	1.53

Class I
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	‡‡	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(o)	0.15	0.15	(0.15)

JNL Moderate Growth Allocation Fund(n)
Class A
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(o)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57		0.15	0.15	1.78

Class I
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	‡‡	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(o)	—	—	0.00

JNL/Mellon Index 5 Fund(n)(p)
Class A
12/31/19		13.48	0.19	2.69	2.88	—	—	16.36	21.37	1,371,241	13		0.36	0.36	1.25
12/31/18		14.62	0.22	(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(o)	0.14	0.14	1.47
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35

Class I
12/31/19		13.54	0.21	2.73	2.94	—	—	16.48	21.71	1,170	13		0.06	0.06	1.35
12/31/18		14.63	0.74	(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	‡‡	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(o)	—	—	0.00

JNL/Goldman Sachs 4 Fund (formerly JNL/S&P 4 Fund)(n)
Class A
12/31/19		19.13	0.48	4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37	(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37	2.35	2.72	—	—	20.41	15.38	7,125,698	102	(o)	0.13	0.13	2.02
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3		0.05	0.05	1.56

Class I
12/31/19		19.20	0.69	4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71	(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	‡‡	18.63	0.00	1.79	1.79	—	—	20.42	9.61	826	102	(o)	0.06	0.06	(0.06)

JNL/Goldman Sachs Managed Aggressive Growth Fund (formerly JNL/S&P Managed Aggressive Growth Fund)(n)
Class A
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(o)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52

1381

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
12/31/15		17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14		0.15	0.15	0.66

Class I
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	‡‡	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(o)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund (formerly JNL/S&P Managed Conservative Fund)(n)
Class A
12/31/19		13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(o)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14		0.15	0.15	2.03

Class I
12/31/19		13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	‡‡	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(o)	—	—	0.00

JNL/Goldman Sachs Managed Growth Fund (formerly JNL/S&P Managed Growth Fund)(n)
Class A
12/31/19		17.74	(0.01)	4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12	(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(o)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63
12/31/15		14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11		0.14	0.14	0.77

Class I
12/31/19		17.81	0.05	4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32	(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	‡‡	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(o)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund (formerly JNL/S&P Managed Moderate Fund(n)
Class A
12/31/19		14.90	0.11	2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18	(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(o)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97
12/31/15		13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11		0.14	0.14	1.80

Class I
12/31/19		14.95	0.18	2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27	(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	‡‡	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(o)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Growth Fund (formerly JNL/S&P Managed Moderate Growth Fund)(n)
Class A
12/31/19		16.68	0.09	3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43	0.43	0.47
12/31/18		17.54	0.15	(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13	2.29	2.42	—	—	17.54	16.01	6,379,304	108	(o)	0.22	0.22	0.78
12/31/16		14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73
12/31/15		14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13		0.14	0.14	1.41

Class I
12/31/19		16.74	0.12	3.15	3.27	—	—	20.01	19.53	5,836	16		0.13	0.13	0.66
12/31/18		17.56	0.35	(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	‡‡	16.90	(0.01)	0.67	0.66	—	—	17.56	3.91	846	108	(o)	0.14	0.14	(0.14)

JNL/Vanguard Global Bond Market Index Fund
Class A
12/31/19		10.14	0.31	0.46	0.77	—	—	10.91	7.59	132,322	23		0.55	0.65	2.89
12/31/18		10.05	0.28	(0.19)	0.09	—	—	10.14	0.90	70,213	19		0.55	0.65	2.80
12/31/17	*	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
12/31/19		10.18	0.39	0.43	0.82	—	—	11.00	8.05	3,827	23		0.25	0.35	3.60
12/31/18		10.06	0.35	(0.23)	0.12	—	—	10.18	1.19	1,293	19		0.25	0.35	3.47
12/31/17	*	10.00	0.12	(0.06)	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

1382

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Vanguard International Stock Market Index Fund
Class A
12/31/19		8.88	0.28	1.58	1.86	—	—	10.74	20.95	339,835	7	0.58	0.65	2.86
12/31/18		10.45	0.25	(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18	0.58	0.65	2.55
12/31/17	*	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65	0.58	0.65	3.95

Class I
12/31/19		8.91	0.32	1.57	1.89	—	—	10.80	21.21	8,194	7	0.28	0.35	3.24
12/31/18		10.45	0.34	(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18	0.28	0.35	3.47
12/31/17	*	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65	0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54	0.60	1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54	0.60	1.58
12/31/17	*	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54	0.60	3.33

Class I
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24	0.30	1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24	0.30	2.07
12/31/17	*	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24	0.30	7.15

*	Commencement of operations was as follows: August 13, 2018 - JNL/American Funds Capital Income Builder Fund; April 24, 2017 - JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund; September 25, 2017 - JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund.
‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Balanced Fund
Class A
12/31/19	0.90	1.23	1.45
12/31/18	0.86	1.26	1.26
12/31/17	0.89	1.20	1.87
Class I
12/31/19	0.60	0.93	1.97
12/31/18	0.56	0.96	2.60
12/31/17	0.67	0.97	2.10
JNL/American Funds Blue Chip Income and Growth Fund
Class A
12/31/19	1.01	1.40	1.24
12/31/18	0.99	1.42	1.13
12/31/17	1.00	1.43	1.26
12/31/16	1.00	1.43	1.49
12/31/15	1.01	1.46	1.24
Class I
12/31/19	0.71	1.10	2.11
12/31/18	0.69	1.12	3.17
12/31/17	0.77	1.20	1.76
12/31/16	0.80	1.23	1.82
12/31/15	0.79	1.24	1.30
JNL/American Funds Capital Income Builder Fund
Class A
12/31/19	1.11	1.47	2.30
12/31/18	1.15	1.52	3.55
Class I
12/31/19	0.81	1.17	2.55
12/31/18	0.79	1.22	5.16
JNL/American Funds Global Bond Fund
Class A
12/31/19	1.11	1.60	0.69
12/31/18	1.10	1.62	1.20
12/31/17	1.09	1.61	(0.51)
12/31/16	1.12	1.62	(0.34)
12/31/15	1.12	1.64	(1.03)
Class I
12/31/19	0.81	1.30	1.26
12/31/18	0.80	1.32	2.44
12/31/17	0.86	1.38	(0.07)
12/31/16	0.92	1.42	(0.15)
12/31/15	0.90	1.42	(0.81)
JNL/American Funds Global Small Capitalization Fund
Class A
12/31/19	1.30	1.82	(0.91)
12/31/18	1.28	1.83	(0.94)
12/31/17	1.28	1.83	(0.60)
12/31/16	1.29	1.84	(0.78)
12/31/15	1.28	1.85	(1.28)
Class I
12/31/19	1.00	1.52	(0.56)
12/31/18	0.98	1.53	(0.43)
12/31/17	1.04	1.59	(0.12)
12/31/16	1.09	1.64	(0.58)
12/31/15	1.07	1.64	(1.07)

1383

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Growth-Income Fund
Class A
12/31/19	0.93	1.25	1.01
12/31/18	0.92	1.27	0.79
12/31/17	0.93	1.28	0.82
12/31/16	0.96	1.31	0.91
12/31/15	0.96	1.33	0.74
Class I
12/31/19	0.63	0.95	1.58
12/31/18	0.62	0.97	2.41
12/31/17	0.69	1.04	2.13
12/31/16	0.76	1.11	1.00
12/31/15	0.74	1.11	0.73

JNL/American Funds International Fund
Class A
12/31/19	1.17	1.69	0.49
12/31/18	1.16	1.71	0.75
12/31/17	1.16	1.71	0.54
12/31/16	1.19	1.74	0.55
12/31/15	1.19	1.76	0.76
Class I
12/31/19	0.87	1.39	0.97
12/31/18	0.86	1.41	2.35
12/31/17	0.93	1.48	1.03
12/31/16	0.99	1.54	0.71
12/31/15	0.97	1.54	0.59
JNL/American Funds New World Fund
Class A
12/31/19	1.40	2.12	(0.21)
12/31/18	1.41	2.16	(0.29)
12/31/17	1.42	2.17	(0.13)
12/31/16	1.43	2.18	(0.34)
12/31/15	1.44	2.21	(0.59)
Class I
12/31/19	1.10	1.82	0.27
12/31/18	1.11	1.86	0.72
12/31/17	1.18	1.93	0.45
12/31/16	1.23	1.98	(0.23)
12/31/15	1.22	1.99	(0.37)
JNL/Vanguard Capital Growth Fund
Class A
12/31/19	0.92	1.28	0.15
12/31/18	0.92	1.32	(0.33)
12/31/17	0.94	1.34	(0.94)
Class I
12/31/19	0.62	0.98	0.43
12/31/18	0.62	1.02	(0.36)
12/31/17	0.64	1.04	(0.64)
JNL/Vanguard Equity Income Fund
Class A
12/31/19	0.88	1.24	1.40
12/31/18	0.87	1.27	0.61
12/31/17	0.89	1.29	(0.89)
Class I
12/31/19	0.58	0.94	1.37
12/31/18	0.57	0.97	0.45
12/31/17	0.59	0.99	(0.59)

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/Vanguard International Fund
Class A
12/31/19	0.96	1.47	0.39
12/31/18	0.95	1.50	(0.42)
12/31/17	0.97	1.52	(0.97)
Class I
12/31/19	0.66	1.17	0.58
12/31/18	0.65	1.20	(0.38)
12/31/17	0.67	1.22	(0.67)
JNL/Vanguard Small Company Growth Fund
Class A
12/31/19	0.97	1.36	(0.47)
12/31/18	0.90	1.40	(0.74)
12/31/17	0.92	1.42	(0.92)
Class I
12/31/19	0.67	1.06	(0.21)
12/31/18	0.60	1.10	(0.50)
12/31/17	0.62	1.12	(0.62)

(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the underlying funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.
(i)	Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 112%, 79% and 18% in 2015 and 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86% and 79% in 2017, 2018 and 2019 respectively.
(j)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(k)	Amount represents less than $0.005.
(l)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98% and 72% in 2018 and 2019, respectively.
(m)	Portfolio turnover including dollar roll transactions for JNL/American Funds Global Bond Fund's Master Fund was 159%, 154%, 105%, 125% and 159% in 2015, 2016, 2017, 2018 and 2019, respectively.
(n)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(o)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%, JNL Growth Allocation Fund: 49%, JNL Moderate Growth Allocation Fund: 44%, JNL/Mellon Index 5 Fund: 5%, JNL/Goldman Sachs 4 Fund: 5%, JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%, JNL/Goldman Sachs Managed Conservative Fund: 12%, JNL/Goldman Sachs Managed Growth Fund: 15%, JNL/Goldman Sachs Managed Moderate Fund: 12%, JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.
(p)	Effective June 24, 2019, JNL/Mellon Capital Index 5 Fund name was changed to JNL/Mellon Index 5 Fund.

1384

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL Multi-Manager Alternative Fund(g)
Class A
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08		16,769	147		2.05	(h)	2.05	(h)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)		14,981	181	(i)	1.98	(h)	1.98	(h)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39		13,079	240	(i)	2.05	(h)(j)	2.21	(h)(j)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60		802,534	278		2.07	(h)	2.49	(h)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—	—	9.57	(4.30)		707,434	178		2.10	(h)	2.51	(h)	0.07

Class I
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47		1,203,696	147		1.75	(h)	1.75	(h)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)		1,064,593	181	(i)	1.68	(h)	1.68	(h)	0.91
12/31/17	‡‡	10.09	0.02	0.09	0.11	—	—	10.20	1.09		1,026,572	240	(i)	1.64	(h)(j)	1.64	(h)(j)	0.59

JNL Multi-Manager Emerging Markets Equity Fund (formerly JNL/Lazard Emerging Markets Fund)(g)
Class A
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85		427,546	25		1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14		1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13		1.21	(j)	1.22	(j)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(l)	876,859	32		1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16		1.22		1.23		1.68

Class I
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17		354,158	25		0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14		0.93		0.93		2.26
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13		0.94	(j)	0.94	(j)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(l)	488	32		1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16		1.02		1.03		1.83

JNL Multi-Manager International Small Cap Fund
Class A
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72		6,196	74		1.21		1.21		0.85
12/31/18	*	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)		462	24		1.22		1.22		0.64

Class I
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06		280,665	74		0.91		0.91		1.52
12/31/18	*	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)		251,462	24		0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(g)
Class A
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77		205,717	35		1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)		108,870	39		1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04		60,188	38		1.08		1.08		0.27
12/31/16	*	10.00	0.01	0.66	0.67	—	—	10.67	6.70		807,473	13		1.09		1.09		0.23

Class I
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10		988,423	35		0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)		795,203	39		0.79		0.79		0.53
12/31/17	‡‡	11.62	0.02	0.72	0.74	—	—	12.36	6.37		905,025	38		0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(g)
Class A
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89		2,003,267	78		0.97		0.97		(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)		1,411,021	92		0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24		1,276,476	99		0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75		1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—	(3.82)	22.26	(4.68)		1,260,834	137		0.98		0.98		(0.49)

Class I
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32		405,350	78		0.67		0.67		(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)		412,281	92		0.67		0.67		(0.07)
12/31/17	‡	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51		430,734	99		0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95		867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—	(3.82)	23.06	(4.47)		894	137		0.78		0.78		(0.28)

JNL Multi-Manager Small Cap Value Fund(g)
Class A
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26		721,750	84		1.08		1.08		0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)		585,098	74		1.07		1.07		0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06		695,070	79		1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78		1,231,425	84		1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)	12.86	(9.44)		1,020,575	138		1.08		1.08		0.61

Class I
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68		388,719	84		0.78		0.78		0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)		495,228	74		0.77		0.77		0.78
12/31/17	‡	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26		535,602	79		0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02		521	84		0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)	12.86	(9.26)		417	138		0.88		0.88		0.82

1385

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL S&P 500 Index Fund

Class I
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25		85,170	35	0.15		0.32		1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)		28,636	98	0.17		0.32		1.85
12/31/17	*	10.00	0.05	0.69	0.74	—	—	10.74	7.40		6,100	7	0.20		0.33		1.75

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/19	*	10.00	0.07	0.63	0.70	—	—	10.70	7.00		37,276	82	0.86		0.86		1.33

Class I
12/31/19	*	10.00	0.08	0.63	0.71	—	—	10.71	7.10		570	82	0.56		0.56		1.52

JNL/AQR Large Cap Relaxed Constraint Equity Fund(g)
Class A
12/31/19		10.68	0.06	2.71	2.77	—	—	13.45	25.94		317,232	85	1.74	(h)	1.74	(h)	0.52
12/31/18		12.75	0.07	(1.75)	(1.68)	(0.06)	(0.33)	10.68	(13.36)		303,958	74	1.68	(h)	1.68	(h)	0.54
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98		411,617	137	1.84	(h)	1.84	(h)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83		348,005	119	2.26	(h)	2.26	(h)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)		393,174	78	2.06	(h)	2.06	(h)	0.36

Class I
12/31/19		10.84	0.09	2.77	2.86	—	—	13.70	26.38		1,387	85	1.30	(h)	1.30	(h)	0.75
12/31/18		12.93	0.10	(1.77)	(1.67)	(0.09)	(0.33)	10.84	(13.10)		99,148	74	1.37	(h)	1.37	(h)	0.80
12/31/17	‡	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24		234,361	137	1.35	(h)	1.35	(h)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07		147	119	2.06	(h)	2.06	(h)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)		144	78	1.86	(h)	1.86	(h)	0.55

JNL/AQR Managed Futures Strategy Fund(g)
Class A
12/31/19		7.60	0.07	(0.07)	0.00	—	—	7.60	0.00		92,822	0	1.31		1.31		0.87
12/31/18		8.37	0.04	(0.81)	(0.77)	—	—	7.60	(9.20)		114,271	0	1.30		1.30		0.44
12/31/17		8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)		156,830	0	1.29		1.29		(0.59)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)		685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19		658,749	0	1.33		1.33		(1.28)

Class I
12/31/19		7.66	0.10	(0.07)	0.03	—	—	7.69	0.39		169	0	1.01		1.01		1.30
12/31/18		8.42	0.06	(0.82)	(0.76)	—	—	7.66	(9.03)		108,301	0	1.00		1.00		0.69
12/31/17	‡	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)		257,585	0	1.02		1.02		0.06
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)		156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32		142	0	1.13		1.13		(1.08)

JNL/BlackRock Advantage International Fund
Class A
12/31/19	*	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85		3,303	86	1.01		1.01		0.96

Class I
12/31/19	*	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02		21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(g)(k)
Class A
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71		3,586,552	203	1.06	(h)	1.06	(h)	1.24
12/31/18		12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)		3,460,330	144	1.07	(h)	1.07	(h)	1.22
12/31/17		11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83		4,035,435	119	1.09	(h)	1.09	(h)	1.00
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97		3,710,790	133	1.07	(h)	1.07	(h)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)		3,688,441	90	1.07	(h)	1.07	(h)	0.84

Class I
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08		15,213	203	0.76	(h)	0.76	(h)	1.53
12/31/18		12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)		9,970	144	0.77	(h)	0.77	(h)	1.59
12/31/17	‡	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13		557	119	0.86	(h)	0.86	(h)	1.23
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14		310	133	0.87	(h)	0.87	(h)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)		306	90	0.87	(h)	0.87	(h)	1.03

JNL/BlackRock Global Natural Resources Fund(g)
Class A
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79		641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)		628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(l)	1,006,258	4	0.99		0.99		0.83
12/31/15	(k)	9.57	0.06	(2.33)	(2.27)	(0.04)	—	7.26	(23.75)		702,991	40	0.99		0.99		0.66

Class I
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08		3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)		1,185	64	0.69		0.69		2.69
12/31/17	‡	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(l)	813	4	0.79		0.79		1.04
12/31/15	(k)	9.66	0.08	(2.35)	(2.27)	(0.07)	—	7.32	(23.55)		561	40	0.79		0.79		0.88

JNL/BlackRock Large Cap Select Growth Fund(g)
Class A
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30		3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91		2,337,258	50	0.87		0.87		(0.05)

1386

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/17		27.73		(0.02)		9.29		9.27		—		(0.55)	36.45		33.58	2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21		(0.02)		0.16		0.14		—		(0.62)	27.73		0.45	2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12		(0.08)		1.84		1.76		—		(1.67)	28.21		6.23	1,710,057	70	0.90		0.90		(0.26)

Class I
12/31/19		35.47		0.02		11.59		11.61		—		—	47.08		32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80		0.11		0.83		0.94		—		(3.27)	35.47		2.19	784,611	50	0.57		0.57		0.25
12/31/17	‡	28.67		0.02		9.66		9.68		—		(0.55)	37.80		33.91	1,044,014	49	0.59		0.59		0.05
12/31/16		29.09		0.05		0.15		0.20		—		(0.62)	28.67		0.64	1,345	92	0.69		0.69		0.17
12/31/15		28.89		(0.02)		1.89		1.87		—		(1.67)	29.09		6.45	498	70	0.70		0.70		(0.06)

JNL/Boston Partners Global Long Short Equity Fund(g)
Class A
12/31/19		9.71		0.07		0.40		0.47		—		—	10.18		4.84	41,958	117	2.40	(h)	2.40	(h)	0.68
12/31/18		11.07		0.06		(1.10)		(1.04)		—		(0.32)	9.71		(9.51)	36,208	131	2.15	(h)	2.15	(h)	0.54
12/31/17		10.28		(0.03)		0.82		0.79		—		—	11.07		7.68	38,518	106	2.20	(h)	2.20	(h)	(0.31)
12/31/16		10.45		0.08		0.12		0.20		—		(0.37)	10.28		1.96	710,297	157	2.34	(h)	2.34	(h)	0.79
12/31/15		9.86		(0.03)		0.62		0.59		—		—	10.45		5.98	580,065	177	2.25	(h)	2.25	(h)	(0.34)

Class I
12/31/19		9.76		0.10		0.40		0.50		—		—	10.26		5.12	358,933	117	2.09	(h)	2.09	(h)	1.00
12/31/18		11.09		0.09		(1.10)		(1.01)		—		(0.32)	9.76		(9.22)	406,630	131	1.85	(h)	1.85	(h)	0.82
12/31/17	‡‡	10.70		0.00		0.39		0.39		—		—	11.09		3.64	583,585	106	1.97	(h)	1.97	(h)	(0.16)

JNL/Causeway International Value Select Fund(g)
Class A
12/31/19		13.92		0.41		2.15		2.56		(0.45)		(0.83)	15.20		18.97	505,381	30	0.97		0.97		2.77
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)		—	13.92		(17.51)	456,772	33	0.97		0.97		2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)		—	17.17		28.47	544,261	35	0.97		0.97		2.38
12/31/16		13.66	(m)	0.30	(m)	(0.30)	(m)	0.00	(m)	(0.16)		—	13.50		0.01	785,113	33	1.00		1.00		2.26
12/31/15		14.67	(m)	0.24	(m)	(0.76)	(m)	(0.52)	(m)	(0.49)	(m)	—	13.66	(m)	(3.55)	811,493	128	1.00		1.00		1.59

Class I
12/31/19		14.28		0.47		2.20		2.67		(0.50)		(0.83)	15.62		19.30	1,006,459	30	0.67		0.67		3.05
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)		—	14.28		(17.26)	1,016,182	33	0.67		0.67		2.65
12/31/17	‡	13.83		0.23		3.75		3.98		(0.18)		—	17.63		28.84	1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(m)	0.33	(m)	(0.31)	(m)	0.02	(m)	(0.18)		—	13.83		0.12	726	33	0.80		0.80		2.45
12/31/15		15.01	(m)	0.28	(m)	(0.79)	(m)	(0.51)	(m)	(0.51)	(m)	—	13.99	(m)	(3.31)	739	128	0.80		0.80		1.82

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/19		10.83		0.02		3.41		3.43		—		—	14.26		31.67	315,902	19	0.95		0.95		0.13
12/31/18		10.84		0.02		(0.03)		(0.01)		—		—	10.83		(0.09)	118,866	15	0.95		0.95		0.20
12/31/17	*	10.00		0.00		0.84		0.84		—		—	10.84		8.40	22,625	6	0.96		0.96		0.12

Class I
12/31/19		10.87		0.05		3.42		3.47		—		—	14.34		31.92	895,769	19	0.65		0.65		0.41
12/31/18		10.85		0.05		(0.03)		0.02		—		—	10.87		0.18	450,974	15	0.65		0.65		0.45
12/31/17	*	10.00		0.01		0.84		0.85		—		—	10.85		8.50	437,763	6	0.66		0.66		0.44

JNL/DFA International Core Equity Fund
Class A
12/31/19	*	10.00		0.05		0.77		0.82		—		—	10.82		8.20	9,460	5	0.97		0.97		0.96

Class I
12/31/19	*	10.00		0.07		0.77		0.84		—		—	10.84		8.40	63,773	5	0.65		0.67		1.38

JNL/DFA U.S. Core Equity Fund(g)
Class A
12/31/19		12.32		0.15		3.49		3.64		—		—	15.96		29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72		0.15		(1.19)		(1.04)		(0.13)		(0.23)	12.32		(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73		0.12		2.22		2.34		(0.11)		(0.24)	13.72		20.23	1,122,274	7	0.80	(j)	0.85	(j)	0.98
12/31/16		10.66		0.14		1.33		1.47		(0.11)		(0.29)	11.73		14.02	947,909	16	0.80		0.88		1.24
12/31/15		11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)	721,244	11	0.80		0.88		1.10

Class I
12/31/19		13.07		0.22		3.70		3.92		—		—	16.99		29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52		0.21		(1.26)		(1.05)		(0.17)		(0.23)	13.07		(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	‡	12.38		0.18		2.33		2.51		(0.13)		(0.24)	14.52		20.54	68,462	7	0.47	(j)	0.52	(j)	1.26
12/31/16		11.22		0.17		1.41		1.58		(0.13)		(0.29)	12.38		14.31	330	16	0.60		0.68		1.45
12/31/15		11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)	276	11	0.60		0.68		1.30

JNL/DoubleLine Core Fixed Income Fund(g)
Class A
12/31/19		12.55		0.41		0.57		0.98		(0.36)		—	13.17		7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93		0.38		(0.44)		(0.06)		(0.13)		(0.19)	12.55		(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31		0.31		0.35		0.66		(0.04)		—	12.93		5.39	3,195,393	550	0.79	(h)(j)	0.81	(h)(j)	2.44
12/31/16		12.04		0.33		0.00		0.33		(0.05)		(0.01)	12.31		2.72	3,733,713	475	0.82	(h)	0.84	(h)	2.63
12/31/15		12.61		0.30		(0.25)		0.05		(0.38)		(0.24)	12.04		0.41	4,316,143	439	0.79	(h)	0.80	(h)	2.35

Class I
12/31/19		13.53		0.48		0.63		1.11		(0.40)		—	14.24		8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91		0.46		(0.48)		(0.02)		(0.17)		(0.19)	13.53		(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	‡	13.25		0.34		0.39		0.73		(0.07)		—	13.91		5.54	249,704	550	0.54	(h)(j)	0.54	(h)(j)	2.45

1387

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/16		12.93	0.38	0.00	0.38	(0.05)		(0.01)	13.25	2.96	17,283	475		0.62	(h)	0.64	(h)	2.86
12/31/15		13.50	0.35	(0.27)	0.08	(0.41)		(0.24)	12.93	0.56	17,787	439		0.59	(h)	0.60	(h)	2.55

JNL/DoubleLine Emerging Markets Fixed Income Fund(g)
Class A
12/31/19		10.63	0.52	0.69	1.21	—		—	11.84	11.38	47,569	34		1.09		1.09		4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—		(0.17)	10.63	(2.81)	13,801	54		1.10		1.10		3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)		(0.07)	11.11	7.30	11,771	103		1.09		1.09		3.10
12/31/16	*	10.00	0.26	0.23	0.49	—		—	10.49	4.90	136,446	68		1.10		1.10		3.59

Class I
12/31/19		10.45	0.54	0.68	1.22	—		—	11.67	11.67	597,896	34		0.79		0.79		4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)		(0.17)	10.45	(2.51)	487,466	54		0.80		0.80		3.34
12/31/17	‡‡	11.13	0.08	(0.08)	0.00	—		—	11.13	0.00	531,827	103		0.82		0.82		2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(g)
Class A
12/31/19		12.42	0.36	3.82	4.18	—		—	16.60	33.66	1,499,136	52		1.02		1.03		2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)		(1.87)	12.42	(4.51)	848,145	56		1.04		1.04		2.39
12/31/17		12.86	0.23	2.50	2.73	—		(0.63)	14.96	21.51	673,994	88		1.07		1.07		1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)		(0.10)	12.86	18.90	810,413	106		1.09		1.09		1.54
12/31/15	*	10.00	0.03	0.96	0.99	—		—	10.99	9.90	165,333	7		1.10		1.10		1.15

Class I
12/31/19		12.44	0.41	3.83	4.24	—		—	16.68	34.08	593,948	52		0.72		0.73		2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)		(1.87)	12.44	(4.23)	529,353	56		0.74		0.74		2.64
12/31/17	‡‡	14.09	0.09	0.79	0.88	—		—	14.97	6.25	730,742	88		0.79		0.79		2.33

JNL/Fidelity Institutional Asset Management Total Bond Fund(g)
Class A
12/31/19		11.19	0.30	0.73	1.03	(0.21)		—	12.01	9.23	891,521	364	(i)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)		—	11.19	(1.59)	859,612	318	(i)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)		—	11.68	3.02	959,472	226	(i)	0.86	(j)	0.87	(j)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)		—	11.57	2.10	1,145,530	443	(i)	0.86		0.87		1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)		—	11.61	0.39	1,116,546	370	(i)	0.87		0.87		1.94

Class I
12/31/19		11.40	0.34	0.75	1.09	(0.25)		—	12.24	9.56	118,021	364	(i)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)		—	11.40	(1.29)	91,757	318	(i)	0.54		0.54		2.67
12/31/17	‡	11.77	0.30	0.09	0.39	(0.27)		—	11.89	3.27	155,230	226	(i)	0.58	(j)	0.58	(j)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)		—	11.77	2.33	480	443	(i)	0.66		0.67		2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)		—	11.80	0.62	430	370	(i)	0.67		0.67		2.14

JNL/First State Global Infrastructure Fund(g)
Class A
12/31/19		12.63	0.32	3.08	3.40	—		—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)		—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)		—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)		—	12.92	12.58	900,328	100		1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)		(0.50)	11.76	(18.55)	847,849	74		1.15		1.15		1.43

Class I
12/31/19		12.70	0.38	3.08	3.46	—		—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)		—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	‡	12.97	0.32	1.01	1.33	(0.28)		—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)		—	12.97	12.72	247	100		0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)		(0.50)	11.82	(18.34)	172	74		0.95		0.95		1.65

JNL/Franklin Templeton Global Multisector Bond Fund(g)
Class A
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02		1.02		5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(n)	(0.06)	10.36	3.82	1,724,715	65		1.05		1.07		4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)	10.04	(4.15)	1,840,377	37		1.05		1.08		3.77

Class I
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72		0.72		5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	‡	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85		0.87		4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)	10.08	(4.02)	247	37		0.85		0.88		3.97

JNL/Franklin Templeton Growth Allocation Fund(o)
Class A
12/31/19	(p)	12.65	0.09	2.15	2.24	—		—	14.89	17.71	1,209,936	109	(y)	0.68		0.69		0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—		—	12.65	(9.45)	1,175,318	5		0.35		0.35		2.45
12/31/17		12.50	0.35	1.12	1.47	—		—	13.97	11.76	1,480,293	104	(q)	0.14		0.14		2.65
12/31/16		11.02	0.34	1.14	1.48	—		—	12.50	13.43	1,454,361	8		0.05		0.05		2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)		(0.02)	11.02	(6.19)	1,426,476	6		0.05		0.05		3.12

Class I
12/31/19		12.70	0.14	2.15	2.29	—		—	14.99	18.03	1,537	109	(y)	0.41		0.42		1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—		—	12.70	(9.16)	1,030	5		0.05		0.05		5.95

1388

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
12/31/17	‡‡	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(q)	0.04	0.04	(0.04)

JNL/Franklin Templeton Income Fund(g)
Class A
12/31/19		10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43		0.93	0.93	4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)	—	10.39	(7.36)	2,293,763	29		0.92	0.92	4.35

Class I
12/31/19		10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	‡	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43		0.73	0.73	4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)	—	9.99	(7.08)	528	29		0.72	0.72	4.54

JNL/Franklin Templeton International Small Cap Fund(g)
Class A
12/31/19		8.55	0.13	1.43	1.56	(0.06)	(0.24)	9.81	18.39	597,575	26		1.25	1.25	1.38
12/31/18		11.51	0.14	(2.38)	(2.24)	(0.26)	(0.46)	8.55	(19.78)	553,186	26		1.24	1.24	1.29
12/31/17		8.81	0.10	2.74	2.84	(0.11)	(0.03)	11.51	32.29	746,026	26		1.27	1.27	0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)	(0.19)	8.81	(1.17)	498,894	18		1.30	1.30	1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)	(0.59)	9.25	3.81	573,414	22		1.30	1.30	1.07

Class I
12/31/19		8.65	0.15	1.46	1.61	(0.09)	(0.24)	9.93	18.85	2,616	26		0.95	0.95	1.62
12/31/18		11.63	0.16	(2.39)	(2.23)	(0.29)	(0.46)	8.65	(19.55)	1,445	26		0.94	0.94	1.47
12/31/17	‡	8.90	0.12	2.77	2.89	(0.13)	(0.03)	11.63	32.49	637	26		1.03	1.03	1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)	(0.19)	8.90	(0.96)	287	18		1.10	1.10	1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)	(0.59)	9.34	4.05	241	22		1.10	1.10	1.33

JNL/Goldman Sachs Competitive Advantage Fund (formerly JNL/S&P Competitive Advantage Fund)(g)
Class A
12/31/19		15.49	0.20	4.20	4.40	(0.24)	(1.87)	17.78	29.36	1,023,390	43		0.66	0.66	1.16
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43		0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37		0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57		0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81		0.66	0.66	0.98

Class I
12/31/19		15.57	0.26	4.22	4.48	(0.30)	(1.87)	17.88	29.74	1,621,827	43		0.36	0.36	1.46
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43		0.36	0.36	1.47
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37		0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57		0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81		0.46	0.46	1.18

JNL/Goldman Sachs Dividend Income & Growth Fund (formerly JNL/S&P Dividend Income & Growth Fund)(g)
Class A
12/31/19		13.39	0.47	3.16	3.63	(0.55)	(1.19)	15.28	27.63	3,647,127	41		0.65	0.65	3.06
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48		0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39		0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51		0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69		0.66	0.66	2.84

Class I
12/31/19		13.59	0.52	3.22	3.74	(0.60)	(1.19)	15.54	28.04	1,633,166	41		0.35	0.35	3.35
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48		0.35	0.35	3.62
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39		0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51		0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69		0.46	0.46	3.03

JNL/Goldman Sachs International 5 Fund (formerly JNL/S&P International 5 Fund)(g)
Class A
12/31/19		9.16	0.35	1.27	1.62	(0.28)	—	10.50	17.82	62,001	53		0.75	0.75	3.46
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72		0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135		0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73		0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79		0.80	0.80	2.79

Class I
12/31/19		9.17	0.37	1.28	1.65	(0.31)	—	10.51	18.12	1,548	53		0.40	0.45	3.71
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72		0.43	0.48	3.26
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135		0.72	0.72	1.32

JNL/Goldman Sachs Intrinsic Value Fund (formerly JNL/S&P Intrinsic Value Fund)(g)
Class A
12/31/19		13.15	0.33	2.41	2.74	(0.36)	(1.53)	14.00	21.25	780,589	59		0.66	0.66	2.30
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64		0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57		0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53		0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85		0.66	0.66	2.51

Class I

1389

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/19		13.38	0.38	2.44	2.82	(0.40)	(1.53)	14.27	21.57	1,616,259	59	0.36		0.36		2.61
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36		0.36		2.41
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38		0.38		2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46		0.46		2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46		0.46		2.54

JNL/Goldman Sachs Total Yield Fund (formerly JNL/S&P Total Yield Fund)(g)
Class A
12/31/19		11.70	0.28	2.25	2.53	(0.29)	(0.69)	13.25	22.09	424,281	83	0.67		0.67		2.15
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)	(0.72)	11.70	(11.15)	403,175	83	0.66		0.66		1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02	530,713	67	0.66		0.66		1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62	2,376,595	65	0.67		0.67		2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)	2,094,742	86	0.67		0.67		2.04

Class I
12/31/19		11.76	0.32	2.25	2.57	(0.33)	(0.69)	13.31	22.40	1,620,726	83	0.37		0.37		2.46
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)	(0.72)	11.76	(10.93)	1,459,981	83	0.36		0.36		2.23
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37	1,786,035	67	0.38		0.38		1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79	318	65	0.47		0.47		2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)	296	86	0.47		0.47		2.04

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36		1.36		1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36		1.36		0.34
12/31/17	*	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36		1.36		(0.27)

Class I
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06		1.06		1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06		1.06		0.67
12/31/17	*	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06		1.06		(0.07)

JNL/Harris Oakmark Global Equity Fund(g)
Class A
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16		1.16		1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17		1.17		1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19		1.19		0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21		1.21		1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23	1.21		1.21		0.85

Class I
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86		0.86		1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87		0.87		1.44
12/31/17	‡‡	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86		0.86		0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10		1.10		1.80
12/31/18	*	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10		1.10		2.73

Class I
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80		0.80		1.99
12/31/18	*	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80		0.80		2.73

JNL/Invesco Diversified Dividend Fund
Class A
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	*	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	*	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Growth Fund (formerly JNL/Oppenheimer Global Growth Fund)(g)
Class A
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(j)	0.96	(j)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19	0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)	(0.38)	14.23	3.80	1,532,163	17	0.97		0.97		0.75

Class I
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	‡	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(j)	0.68	(j)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19	0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)	(0.38)	14.44	3.97	1,018	17	0.77		0.77		0.97

JNL/Invesco Global Real Estate Fund(g)
Class A
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26

1390

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(j)	1.05	(j)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)	1,905,281	78	1.05		1.05		1.86

Class I
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	‡	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(j)	0.77	(j)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)	930	78	0.85		0.85		2.07

JNL/Invesco International Growth Fund(g)
Class A
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(j)	0.97	(j)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)	1,328,232	33	0.97		0.97		1.45

Class I
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	‡	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(j)	0.69	(j)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)	648	33	0.77		0.77		1.58

JNL/Invesco Small Cap Growth Fund(g)
Class A
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(j)	1.11	(j)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)
12/31/15		20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)	1,318,791	28	1.10		1.12		(0.31)

Class I
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	‡	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(j)	0.81	(j)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)
12/31/15		20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)	760	28	0.90		0.92		(0.13)

JNL/JPMorgan Global Allocation Fund(g)(k)
Class A
12/31/19		10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02		1.10		1.34
12/31/18		11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17		10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09

Class I
12/31/19		10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63		0.78		1.78
12/31/18		11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	‡‡	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Growth & Income Fund (formerly JNL/Franklin Templeton Mutual Shares Fund)(g)
Class A
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(j)	1.02	(j)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25	1.02		1.02		1.64

Class I
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	‡	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(j)	0.71	(j)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25	0.82		0.82		1.83

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96		0.96		0.90
12/31/18	*	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99		0.99		1.02

Class I
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66		0.66		1.16
12/31/18	*	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69		0.69		1.48

1391

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL/JPMorgan MidCap Growth Fund(g)
Class A
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48		0.91		0.91		(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56		0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55		0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44		0.93		0.93		(0.09)
12/31/15		31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01	1,719,810	60		0.93		0.93		(0.23)

Class I
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48		0.61		0.61		0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56		0.61		0.61		0.04
12/31/17	‡	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55		0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44		0.73		0.73		0.11
12/31/15		32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22	310	60		0.73		0.73		(0.04)

JNL/JPMorgan U.S. Government & Quality Bond Fund(g)
Class A
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16		0.70		0.70		2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3		0.69		0.69		2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6		0.68		0.68		2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45	1,496,044	18		0.68		0.68		2.04
12/31/15		13.39	0.27	(0.21)	0.06	(0.29)	—	13.16	0.46	1,426,114	9		0.69		0.69		1.97

Class I
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16		0.40		0.40		2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3		0.39		0.39		2.65
12/31/17	‡	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6		0.40		0.40		2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62	790	18		0.48		0.48		2.24
12/31/15		14.02	0.31	(0.22)	0.09	(0.31)	—	13.80	0.67	1,000	9		0.49		0.49		2.16

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18		1.00		1.00		0.17
12/31/18	*	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9		1.00		1.00		0.08

Class I
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18		0.70		0.70		0.63
12/31/18	*	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9		0.70		0.70		0.49

JNL/Mellon Bond Index Fund(g)(r)
Class A
12/31/19		11.43	0.27	0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(i)	0.56		0.56		2.24
12/31/18		11.75	0.25	(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(i)	0.57		0.57		2.21
12/31/17		11.63	0.22	0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(i)	0.57		0.57		1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)	—	11.63	1.92	1,136,243	77	(i)	0.57		0.57		1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)	(0.03)	11.50	(0.12)	1,050,126	80	(i)	0.58		0.58		1.85

Class I
12/31/19		11.85	0.32	0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(i)	0.26		0.26		2.54
12/31/18		12.17	0.30	(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(i)	0.27		0.27		2.51
12/31/17	‡	12.03	0.27	0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(i)	0.28		0.28		2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)	—	12.03	2.10	1,407	77	(i)	0.37		0.37		1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)	(0.03)	11.88	0.15	1,369	80	(i)	0.38		0.38		2.06

JNL/Mellon Consumer Staples Sector Fund(r)
Class A
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25		0.69		0.69		2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45		0.70		0.70		2.46
12/31/17	*	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73		0.71		0.71		2.08

Class I
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25		0.34		0.39		2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45		0.35		0.40		2.75
12/31/17	*	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73		0.36		0.41		2.58

JNL/Mellon Emerging Markets Index Fund(g)(r)
Class A
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12		0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13		0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33		0.72	(j)	0.74	(j)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11		0.75		0.76		1.70
12/31/15		9.68	0.18	(1.66)	(1.48)	(0.14)	—	8.06	(15.29)	712,637	28		0.75		0.75		1.87

Class I
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12		0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13		0.44		0.44		2.48
12/31/17	‡	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33		0.44	(j)	0.44	(j)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11		0.55		0.56		1.78
12/31/15		9.72	0.20	(1.67)	(1.47)	(0.16)	—	8.09	(15.18)	30	28		0.55		0.55		2.03

JNL/Mellon Industrials Sector Fund(r)
Class A
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48		0.70		0.70		1.21

1392

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71		0.71		1.08
12/31/17	*	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70		0.70		1.27

Class I
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35		0.40		1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36		0.41		1.56
12/31/17	*	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38		0.43		2.14

JNL/Mellon International Index Fund(g)(r)
Class A
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63		0.63		2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63		0.63		2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63		0.63		2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63		0.63		2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)	—	12.75	(1.09)	2,322,277	6	0.62		0.62		2.46

Class I
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33		0.33		2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33		0.33		2.90
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34		0.34		1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43		0.43		2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)	—	13.21	(1.00)	1,545	6	0.42		0.42		3.02

JNL/Mellon Materials Sector Fund(r)
Class A
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71		0.71		1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72		0.72		1.09
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70		0.70		1.18

Class I
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36		0.41		1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37		0.42		1.73
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70		0.70		1.06

JNL/Mellon MSCI KLD 400 Social Index Fund(g)(r)
Class A
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75		0.75		1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75		0.75		1.12
12/31/17	*	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76		0.76		1.19

Class I
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40		0.45		1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40		0.45		1.53
12/31/17	*‡‡	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71		0.71		1.16

JNL/Mellon Real Estate Sector Fund(r)
Class A
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68		0.68		2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68		0.68		4.14
12/31/17	*	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68		0.68		5.75

Class I
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33		0.38		2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33		0.38		3.42
12/31/17	*	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33		0.38		5.17

JNL/Mellon S&P 400 MidCap Index Fund(g)(r)
Class A
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56		0.56		1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56		0.56		1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57		0.57		1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)	(1.31)	17.01	(2.69)	2,122,780	23	0.57		0.57		1.08

Class I
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26		0.26		1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26		0.26		1.31
12/31/17	‡	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37		0.37		1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)	(1.31)	17.27	(2.77)	1,410	23	0.38		0.38		1.16

JNL/Mellon S&P 500 Index Fund(g)(r)
Class A
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(j)	0.54	(j)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67
12/31/15		17.11	0.27	(0.12)	0.15	(0.24)	(0.23)	16.79	0.87	5,384,191	5	0.55		0.56		1.57

Class I
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	‡	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(j)	0.24	(j)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86

1393

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/15		17.47	0.30	(0.15)	0.15	(0.27)	(0.23)	17.12	0.86	4,671	5		0.36		0.37		1.72

JNL/Mellon Small Cap Index Fund(g)(r)
Class A
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29		0.57		0.57		0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34		0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22		0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22		0.57		0.57		1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)	(1.86)	14.70	(4.56)	1,733,948	81		0.56		0.56		1.06

Class I
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29		0.27		0.27		1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34		0.26		0.26		1.17
12/31/17	‡	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22		0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22		0.37		0.37		1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)	(1.86)	14.92	(4.39)	1,283	81		0.36		0.36		1.26

JNL/Mellon Utilities Sector Fund(g)(r)
Class A
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28		0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42		0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11		0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25		0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)	(0.06)	10.99	(5.41)	43,462	34		0.70		0.70		2.92

Class I
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28		0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42		0.34		0.39		3.15
12/31/17	‡‡	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11		0.35		0.40		3.69

JNL/MFS Mid Cap Value Fund(g)
Class A
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22		0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40		0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129		0.97	(j)	0.99	(j)	0.76
12/31/16		9.57	0.08	1.22	1.30	—	—	10.87	13.58	910,162	135		1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)	(0.96)	9.57	(8.96)	1,107,234	96		0.99		1.01		0.62

Class I
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22		0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40		0.66		0.66		1.50
12/31/17	‡	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129		0.70	(j)	0.71	(j)	1.14
12/31/16		9.61	0.10	1.22	1.32	—	—	10.93	13.74	11,032	135		0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)	(0.96)	9.61	(8.71)	10,624	96		0.79		0.81		0.79

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73		0.77		0.77		1.56
12/31/18	*	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40		0.77		0.77		1.91

Class I
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73		0.47		0.47		1.85
12/31/18	*	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40		0.47		0.47		2.37

JNL/Neuberger Berman Strategic Income Fund(g)
Class A
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(i)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(i)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(i)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)	10.68	5.81	590,043	103	(i)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)	(0.17)	10.45	(1.14)	761,507	80	(i)	0.94		0.94		2.92

Class I
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(i)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(i)	0.64		0.64		3.63
12/31/17	‡	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(i)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)	10.74	5.93	19	103	(i)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)	(0.17)	10.52	(0.81)	36	80	(i)	0.74		0.74		3.09

JNL/PIMCO Income Fund
Class A
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365		0.94	(h)	0.94	(h)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207		0.97	(h)	0.97	(h)	2.70
12/31/17	*	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60		0.98	(h)	0.98	(h)	2.15

Class I
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365		0.64	(h)	0.64	(h)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207		0.67	(h)	0.67	(h)	2.98
12/31/17	*	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60		0.68	(h)	0.68	(h)	2.39

JNL/PIMCO Real Return Fund(g)
Class A
12/31/19		9.66	0.12	0.69	0.81	—	—	10.47	8.39	1,023,793	225		1.67	(h)	1.67	(h)	1.21
12/31/18		9.95	0.18	(0.40)	(0.22)	(0.07)	—	9.66	(2.23)	1,045,541	258		1.58	(h)	1.58	(h)	1.85

1394

				Increase (decrease) from investment operations						Distributions from							Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/17		9.65		0.17		0.13		0.30		—		—		9.95		3.11	1,195,715	162		1.16	(h)(j)	1.17	(h)(j)	1.71
12/31/16		9.74		0.17		0.35		0.52		(0.61)	(s)	—		9.65		5.17	1,750,231	118		1.05	(h)	1.05	(h)	1.70
12/31/15		10.46		0.05		(0.37)		(0.32)		(0.40)		—		9.74		(3.10)	1,571,160	29		0.94	(h)	0.94	(h)	0.47

Class I
12/31/19		9.76		0.16		0.69		0.85		—		—		10.61		8.71	359,304	225		1.37	(h)	1.37	(h)	1.55
12/31/18		10.06		0.21		(0.41)		(0.20)		(0.10)		—		9.76		(1.95)	709,718	258		1.28	(h)	1.28	(h)	2.15
12/31/17	‡	9.75		0.25		0.06		0.31		—		—		10.06		3.18	863,416	162		0.90	(h)(j)	0.90	(h)(j)	2.46
12/31/16		9.82		0.20		0.36		0.56		(0.63)	(s)	—		9.75		5.56	744	118		0.85	(h)	0.85	(h)	1.92
12/31/15		10.56		0.08		(0.40)		(0.32)		(0.42)		—		9.82		(3.03)	693	29		0.74	(h)	0.74	(h)	0.80

JNL/PPM America Floating Rate Income Fund(g)
Class A
12/31/19		10.11		0.48		0.35		0.83		—		—		10.94		8.21	1,406,085	36		0.92		0.92		4.48
12/31/18		10.54		0.44		(0.54)		(0.10)		(0.33)		—		10.11		(1.02)	1,601,915	68		0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)		—		10.54		2.92	1,457,373	63		0.96	(j)	0.96	(j)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50		0.99		0.99		3.73
12/31/15		10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37		0.98		0.98		3.60

Class I
12/31/19		10.12		0.51		0.36		0.87		—		—		10.99		8.60	30,209	36		0.62		0.62		4.77
12/31/18		10.55		0.47		(0.54)		(0.07)		(0.36)		—		10.12		(0.82)	29,676	68		0.63		0.63		4.39
12/31/17	‡‡	10.45		0.11		(0.01)		0.10		—		—		10.55		0.96	33,712	63		0.63	(j)	0.63	(j)	3.78

JNL/PPM America High Yield Bond Fund(g)
Class A
12/31/19		12.13		0.69		1.08		1.77		—		—		13.90		14.59	1,585,066	75		0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)		—		12.13		(5.30)	1,434,059	52		0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—		13.64		7.49	1,763,229	73		0.74		0.74		5.24
12/31/16		11.51	(m)	0.73	(m)	1.24	(m)	1.97	(m)	(0.02)		—		13.46		17.23	2,361,300	96		0.74		0.74		5.90
12/31/15		13.31	(m)	0.80	(m)	(1.74)	(m)	(0.94)	(m)	(0.83)	(m)	(0.03)	(m)	11.51	(m)	(7.05)	2,360,906	76		0.74		0.74		5.98

Class I
12/31/19		14.21		0.86		1.26		2.12		—		—		16.33		14.92	504,753	75		0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)		—		14.21		(5.06)	507,235	52		0.44		0.44		5.73
12/31/17	‡	15.49		0.92		0.27		1.19		(0.84)		—		15.84		7.79	574,946	73		0.46		0.46		5.84
12/31/16		13.22	(m)	0.87	(m)	1.42	(m)	2.29	(m)	(0.02)		—		15.49		17.34	12,207	96		0.54		0.54		6.08
12/31/15		15.15	(m)	0.94	(m)	(1.98)	(m)	(1.04)	(m)	(0.86)	(m)	(0.03)	(m)	13.22	(m)	(6.92)	10,275	76		0.54		0.54		6.18

JNL/PPM America Small Cap Value Fund(g)
Class A
12/31/19		10.39		0.07		2.23		2.30		—		—		12.69		22.14	518,584	31		0.98		0.98		0.63
12/31/18		15.18		0.08		(2.87)		(2.79)		(0.10)		(1.90)		10.39		(20.17)	553,958	35		0.95		0.95		0.56
12/31/17		13.10		0.09		2.14		2.23		(0.05)		(0.10)		15.18		17.17	885,900	56		0.95	(j)	1.01	(j)	0.62
12/31/16		10.12		0.06		3.02		3.08		(0.01)		(0.09)		13.10		30.55	778,686	44		0.98		1.05		0.56
12/31/15		11.26		0.07		(0.46)		(0.39)		(0.06)		(0.69)		10.12		(3.49)	381,841	54		1.00		1.05		0.57

Class I
12/31/19		10.72		0.12		2.29		2.41		—		—		13.13		22.48	21,552	31		0.68		0.68		0.94
12/31/18		15.59		0.13		(2.96)		(2.83)		(0.14)		(1.90)		10.72		(19.94)	19,219	35		0.65		0.65		0.87
12/31/17	‡	13.44		0.15		2.17		2.32		(0.07)		(0.10)		15.59		17.40	23,024	56		0.66	(j)	0.66	(j)	0.97
12/31/16		10.36		0.09		3.09		3.18		(0.01)		(0.09)		13.44		30.83	141	44		0.78		0.85		0.78
12/31/15		11.31		0.08		(0.26)		(0.18)		(0.08)		(0.69)		10.36		(1.48)	33	54		0.80		0.85		0.68

JNL/PPM America Total Return Fund†(g)
Class A
12/31/19		11.53		0.31		0.85		1.16		—		—		12.69		10.06	456,735	95	(i)	0.80		0.80		2.54
12/31/18		11.95		0.32		(0.47)		(0.15)		(0.27)		—		11.53		(1.23)	332,524	65	(i)	0.80		0.80		2.72
12/31/17		11.72		0.28		0.22		0.50		(0.27)		—		11.95		4.27	323,218	69	(i)	0.79		0.79		2.31
12/31/16		11.43		0.30		0.36		0.66		(0.37)		—		11.72		5.68	1,134,787	100	(i)	0.80		0.80		2.56
12/31/15		11.85		0.34		(0.47)		(0.13)		(0.28)		(0.01)		11.43		(1.11)	1,044,307	88	(i)	0.79	(t)	0.79	(t)	2.84

Class I
12/31/19		11.50		0.35		0.84		1.19		—		—		12.69		10.35	933,513	95	(i)	0.50		0.50		2.86
12/31/18		11.96		0.35		(0.47)		(0.12)		(0.34)		—		11.50		(0.97)	787,240	65	(i)	0.50		0.50		3.01
12/31/17	‡‡	11.87		0.09		0.00		0.09		—		—		11.96		0.76	940,410	69	(i)	0.51		0.51		2.67

JNL/RAFI Fundamental Asia Developed Fund(g)
Class A
12/31/19		13.31		0.47		1.58		2.05		(0.60)		(2.20)		12.56		15.88	225,384	168		0.67		0.67		3.34
12/31/18		16.73		0.44		(2.74)		(2.30)		(0.72)		(0.40)		13.31		(13.86)	226,678	95		0.65		0.65		2.84
12/31/17		14.00		0.44		2.80		3.24		(0.51)		—		16.73		23.24	317,697	97		0.66		0.66		2.81
12/31/16		13.59		0.36		0.91		1.27		(0.28)		(0.58)		14.00		9.60	225,001	96		0.66		0.66		2.67
12/31/15		13.67		0.28		0.40		0.68		(0.29)		(0.47)		13.59		4.97	236,909	145		0.70		0.70		1.94

Class I
12/31/19		13.46		0.51		1.62		2.13		(0.66)		(2.20)		12.73		16.29	560	168		0.37		0.37		3.65
12/31/18		16.90		0.46		(2.75)		(2.29)		(0.75)		(0.40)		13.46		(13.62)	222	95		0.35		0.35		2.96
12/31/17	‡	14.13		0.49		2.81		3.30		(0.53)		—		16.90		23.49	111	97		0.43		0.43		3.09
12/31/16		13.71		0.40		0.91		1.31		(0.31)		(0.58)		14.13		9.82	77	96		0.46		0.46		2.89
12/31/15		13.78		0.33		0.38		0.71		(0.31)		(0.47)		13.71		5.16	69	145		0.50		0.50		2.27

JNL/RAFI Fundamental Europe Fund(g)
Class A

1395

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
12/31/19		11.13	0.54	1.05	1.59	(0.66)	—	12.06	14.55	323,545	137		0.67	0.67	4.54
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68		0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63		0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81		0.65	0.65	3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51		0.68	0.68	2.65

Class I
12/31/19		11.24	0.54	1.10	1.64	(0.71)	—	12.17	14.86	535	137		0.37	0.37	4.51
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68		0.35	0.35	4.00
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63		0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81		0.45	0.45	3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51		0.48	0.48	3.03

JNL/RAFI Fundamental U.S. Small Cap Fund(g)(u)
Class A
12/31/19	*	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56		0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79		0.67	0.67	1.20

Class I
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56		0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79		0.47	0.47	1.41

JNL/RAFI Multi-Factor U.S. Equity Fund(g)(u)
Class A
12/31/19	*	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74		0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)	3,278,583	74		0.64	0.64	2.26

Class I
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74		0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)	11,596	74		0.44	0.44	2.46

JNL/T. Rowe Price Balanced Fund (formerly JNL/T. Rowe Price Managed Volatility Balanced Fund)††(o)
Class A
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(v)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138		0.35	0.35	2.07

Class I
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	‡‡	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(v)	0.09	0.09	(0.09)

JNL/T. Rowe Price Established Growth Fund(g)
Class A
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13	7,460,334	25		0.83	0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)	5,909,316	44		0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59	5,847,294	56		0.84	0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43	6,414,359	42		0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70	6,783,994	35		0.86	0.86	(0.16)

Class I
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54	2,720,614	25		0.53	0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)	2,558,378	44		0.53	0.53	0.46
12/31/17	‡	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90	2,944,326	56		0.55	0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62	68,135	42		0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92	74,780	35		0.66	0.66	0.04

JNL/T. Rowe Price Mid-Cap Growth Fund(g)
Class A
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22		0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29		0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30		1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30		1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47	3,635,887	31		1.00	1.00	(0.25)

Class I
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22		0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29		0.69	0.69	0.25
12/31/17	‡	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30		0.74	0.74	0.04

1396

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/16		39.23	0.01		2.45	2.46	—	(0.24)	41.45	6.30	68,059	30	0.80		0.80		0.03
12/31/15		40.07	(0.02)		2.66	2.64	—	(3.48)	39.23	6.67	71,922	31	0.80		0.80		(0.06)

JNL/T. Rowe Price Short-Term Bond Fund(g)
Class A
12/31/19		9.77	0.22		0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71		0.71		2.22
12/31/18		9.80	0.18		(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71		0.71		1.87
12/31/17		9.83	0.14		(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71		0.71		1.37
12/31/16		9.81	0.11		0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71		0.71		1.07
12/31/15		9.87	0.08		(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47	0.71		0.71		0.81

Class I
12/31/19		9.87	0.25		0.18	0.43	—	—	10.30	4.36	256,869	71	0.41		0.41		2.53
12/31/18		9.90	0.21		(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41		0.41		2.17
12/31/17	‡	9.93	0.17		(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42		0.42		1.74
12/31/16		9.90	0.13		0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51		0.51		1.27
12/31/15		9.97	0.10		(0.06)	0.04	(0.11)	—	9.90	0.41	297	47	0.51		0.51		0.96

JNL/T. Rowe Price U.S. High Yield Fund (formerly JNL/Crescent High Income Fund)(g)
Class A
12/31/19		10.00	0.49		0.53	1.02	—	—	11.02	10.20	136,103	87	1.00		1.00		4.59
12/31/18		10.79	0.54		(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00		1.00		5.04
12/31/17		10.55	0.53		(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00		1.00		4.91
12/31/16	*	10.00	0.28		0.27	0.55	—	—	10.55	5.50	624,884	82	1.00		1.00		4.04

Class I
12/31/19		9.91	0.52		0.52	1.04	—	—	10.95	10.49	396,312	87	0.70		0.70		4.94
12/31/18		10.81	0.57		(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70		0.70		5.32
12/31/17	‡‡	10.76	0.14		(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71		0.71		4.97

JNL/T. Rowe Price Value Fund(g)
Class A
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(j)	0.90	(j)	1.33
12/31/16		15.47	0.27		1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76
12/31/15		17.24	0.20		(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70	0.91		0.91		1.18

Class I
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	‡	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(j)	0.61	(j)	1.75
12/31/16		16.02	0.32		1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97
12/31/15		17.79	0.24		(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70	0.71		0.71		1.35

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/19		9.66	0.24		1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65		2.20
12/31/18		10.49	0.23		(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	*	10.00	0.11		0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
12/31/19		9.72	0.30		1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35		2.70
12/31/18		10.51	0.30		(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	*	10.00	0.13		0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/19		9.76	0.27		1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65		2.49
12/31/18		10.23	0.25		(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65		2.45
12/31/17	*	10.00	0.11		0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65		3.99

Class I
12/31/19		9.82	0.31		1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35		2.89
12/31/18		10.24	0.31		(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35		3.09
12/31/17	*	10.00	0.16		0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35		5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/19		9.70	0.25		1.63	1.88	—	—	11.58	19.38	390,437	16	0.60		0.65		2.31
12/31/18		10.37	0.24		(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60		0.65		2.34
12/31/17	*	10.00	0.10		0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65		3.77

Class I
12/31/19		9.75	0.30		1.65	1.95	—	—	11.70	20.00	15,000	16	0.18		0.35		2.73
12/31/18		10.38	0.31		(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18		0.35		2.98
12/31/17	*	10.00	0.10		0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35		3.68

JNL/Westchester Capital Event Driven Fund(g)
Class A
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(h)	1.84	(h)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(h)	1.71	(h)	0.28
12/31/17		9.70	(0.00)	(n)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(h)	1.83	(h)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(h)	2.09	(h)	(0.55)

1397

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
12/31/15	*	10.00	0.02	(0.52)	(0.50)	—		—		9.50	(5.00)	193,074	182		1.75	(h)	1.75	(h)	0.31

Class I
12/31/19		9.87	0.12	1.08	1.20	—		—		11.07	12.16	259,327	286		1.52	(h)	1.52	(h)	1.10
12/31/18		10.01	0.11	0.42	0.53	(0.12)		(0.55)		9.87	5.31	209,019	267		1.49	(h)	1.49	(h)	1.04
12/31/17	‡‡	9.89	0.04	0.08	0.12	—		—		10.01	1.21	242,410	291		1.38	(h)	1.38	(h)	1.34

JNL/WMC Balanced Fund(g)
Class A
12/31/19		21.85	0.50	4.19	4.69	—		—		26.54	21.46	8,888,357	42	(i)	0.72		0.72		2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)		(1.00)		21.85	(3.41)	7,405,875	43	(i)	0.72		0.72		2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(i)	0.72		0.72		1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(i)	0.73		0.73		1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(i)	0.73		0.73		1.61

Class I
12/31/19		22.57	0.59	4.34	4.93	—		—		27.50	21.84	36,746	42	(i)	0.42		0.42		2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)		(1.00)		22.57	(3.15)	16,749	43	(i)	0.42		0.42		2.38
12/31/17	‡	22.77	0.48	2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(i)	0.49		0.49		2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(i)	0.53		0.53		2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(i)	0.53		0.53		1.81

JNL/WMC Government Money Market Fund(g)
Class A
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A		0.72	(w)	0.57		1.53	(x)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A		0.77	(w)	0.57		1.13	(x)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.13	1,194,603	N/A		0.78	(w)	0.56		0.12	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(n)	1.00	0.00	1,591,977	N/A		0.45		0.56		0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,562,631	N/A		0.25		0.56		0.00	(x)

Class I
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A		0.27		0.27		1.97	(x)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A		0.27		0.27		1.75	(x)
12/31/17	‡	1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.38	2,440	N/A		0.58	(w)	0.35		0.28	(x)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00)	(n)	1.00	0.00	8,686	N/A		0.45	(w)	0.36		0.00	(x)
12/31/15		1.00	0.00	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	6,653	N/A		0.25		0.36		0.00	(x)

JNL/WMC Value Fund(g)
Class A
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49		0.78		0.78		1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28		0.78		0.78		1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77		1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78		1.68
12/31/15		24.25	0.38	(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19		0.78		0.78		1.57

Class I
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49		0.48		0.48		2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28		0.48		0.48		2.02
12/31/17	‡	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50		1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58		1.88
12/31/15		24.74	0.44	(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19		0.58		0.58		1.77

*	Commencement of operations was as follows: April 27, 2015 - JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund; September 28, 2015 - JNL/DoubleLine Schiller Enhanced CAPE Fund; April 25, 2016 – JNL/T. Rowe U.S. High Yield Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund; September 19, 2016 - JNL Multi-Manager Mid Cap Fund; April 24, 2017 - JNL/Mellon MSCI KLD 400 Social Index Fund; September 25, 2017 - JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/PIMCO Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund; August 13, 2018 - JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund and JNL Multi-Manager International Small Cap Fund; June 24, 2019 - JNL/DFA International Core Equity Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund.
†	On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.
††	On August 13, 2018, JNL/MMRS Moderate Fund name was changed to JNL/T. Rowe Price Managed Volatility Balanced Fund and became a Sub-Advised Fund. Prior to August 13, 2018, the Fund held securities selected by the Sub-Advisor and was considered a "Fund of Funds."
‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

1398

(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017(%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1,3]	1.69	1.70	1.70/1.86	1.74/2.16	1.74
Class I	1.39	1.40	1.45	N/A	N/A
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.16	1.13	1.16	1.15	1.14
Class I	0.71	0.83	0.67	0.95	0.94
JNL/BlackRock Global Allocation Fund
Class A	1.06	1.05	1.07	1.06	1.07
Class I	0.76	0.75	0.84	0.86	0.87
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.56	1.54	1.56	1.55
Class I	1.25	1.26	1.28	N/A	N/A
JNL/DoubleLine Core Fixed Income Fund
Class A – Net expenses / Total expenses [2,3]	N/A	N/A	0.77/0.79	0.78/0.80	0.78
Class I – Net expenses / Total expenses [2,3]	N/A	N/A	0.52/0.52	0.58/0.60	0.58
JNL/JPMorgan Global Allocation Fund
Class A	1.00/1.08	N/A	N/A	N/A	N/A
Class I	0.62/0.77	N/A	N/A	N/A	N/A
JNL/JPMorgan Hedged Equity Fund
Class A	0.95	0.95	N/A	N/A	N/A
Class I	0.65	0.65	N/A	N/A	N/A
JNL/PIMCO Income Fund
Class A	0.94	0.95	0.96	N/A	N/A
Class I	0.64	0.65	0.66	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2,3]	0.81	0.79	0.78/0.79	0.80	0.79
Class I – Net expenses / Total expenses [2,3]	0.51	0.49	0.52/0.52	0.60	0.59
JNL/Westchester Capital Event Driven Fund
Class A	1.46	1.46	1.44	1.46	1.45
Class I	1.16	1.16	1.19	N/A	N/A

1

Effective September 19, 2016, JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary and contractual waivers were discontinued.

2

Effective January 1, 2017, JNL/DoubleLine Core Fixed Income Fund and JNL/PIMCO Real Return Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary waiver was discontinued.

3

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(i)	Portfolio turnover including dollar roll transactions for the following Funds were as follows:

	December 31, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)
JNL Multi-Manager Alternative Fund	N/A	181	240	N/A	N/A
JNL/Fidelity Institutional Asset Management Total Bond Fund	508	433	350	571	505
JNL/Mellon Bond Index Fund	107	121	118	128	120
JNL/Neuberger Berman Strategic Income Fund	322	363	351	359	363
JNL/PPM America Total Return Fund	97	70	72	146	121
JNL/WMC Balanced Fund	55	80	76	102	198

(j)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.
(k)	Consolidated Financial Statements.
(l)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72% and JNL Multi-Manager Emerging Markets Equity Fund - 19.16% and 19.38%.
(m)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(n)	Amount represents less than $0.005.
(o)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(p)	On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”
(q)	Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each underlying fund was 4%.

1399

(r)	Effective June 24, 2019, JNL/AB Dynamic Asset Allocation Fund name was changed to JNL/JPMorgan Global Allocation Fund, JNL/Goldman Sachs Core Plus Bond Fund name was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/Mellon Capital Bond Index Fund name was changed to JNL/Mellon Bond Index Fund, JNL/Mellon Capital Consumer Staples Sector Fund name was changed to JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund name was changed to JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Capital Industrials Sector Fund name was changed to JNL/Mellon Industrials Sector Fund, JNL/Mellon Capital International Index Fund name was changed to JNL/Mellon International Index Fund, JNL/Mellon Capital Materials Sector Fund name was changed to JNL/Mellon Materials Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund name was changed to JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund name was changed to JNL/Mellon Real Estate Sector Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund name was changed to JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund name was changed to JNL/Mellon S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund name was changed to JNL/Mellon Small Cap Index Fund, and JNL/Mellon Capital Utilities Sector Fund name was changed to JNL/Mellon Utilities Sector Fund.
(s)	Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.
(t)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(u)	On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund and Mellon Capital JNL 5 Fund respectively, each a separate series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital S&P SMid 60 Fund are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.
(v)	Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.
(w)	Includes payments for recovery of contractual expense waivers.
(x)	The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2015, 2016, 2017, 2018 and 2019 was (0.32%), (0.11%), 0.33%, 1.33%, and 1.68% respectively for Class A and (0.12%), 0.09%, 0.52%, 1.75% and 1.97% respectively for Class I shares.
(y)	Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

1400

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

On April 27, 2020, each fund of Jackson Variable Series Trust was redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisitions of the respective fund with the same name of the funds within Jackson Variable Series Trust. Although the funds of Jackson Variable Series Trust were legally dissolved, they are considered the acquiring funds for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring funds formerly in Jackson Variable Series Trust for periods prior to April 27, 2020.

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL Conservative Allocation Fund(g)
Class A
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(h)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—	10.98	4.47	149,066	50		0.22	0.22	0.96
12/31/15		10.93	0.22	(0.40)	(0.18)	(0.12)	(0.12)	10.51	(1.70)	132,938	113		0.23	0.23	2.06

Class I
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	‡‡	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(h)	0.20	0.20	(0.20)

JNL Moderate Allocation Fund(g)
Class A
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(h)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)	(0.26)	11.32	(1.33)	428,424	93		0.23	0.23	1.79

Class I
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	‡‡	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(h)	0.25	0.25	(0.25)

JNL/American Funds Global Growth Fund(i)(j)
Class A
12/31/19		12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14		0.54	1.07	1.05
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31		0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—	11.74	0.34	92,028	27		0.52	1.12	0.65
12/31/15		11.21	0.15	0.60	0.75	(0.04)	(0.22)	11.70	6.63	96,355	29		0.52	1.13	1.24

Class I
12/31/19		12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14		0.24	0.77	1.52
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	‡‡	13.93	0.30	0.38	0.68	—	—	14.61	4.88	257	31		0.25	0.85	7.78

JNL/American Funds Growth Fund(i)(j)
Class A
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21		0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35		0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24		0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—	16.79	9.03	232,521	26		0.62	1.17	0.48
12/31/15		14.86	0.06	0.91	0.97	(0.07)	(0.36)	15.40	6.44	186,787	20		0.68	1.18	0.40

Class I
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21		0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35		0.30	0.85	0.93
12/31/17	‡‡	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24		0.35	0.90	6.17

‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Global Growth Fund
Class A
12/31/19	1.10	1.63	0.49
12/31/18	1.05	1.65	0.04
12/31/17	1.07	1.67	(0.03)
12/31/16	1.08	1.68	0.09
12/31/15	1.07	1.68	0.69
Class I
12/31/19	0.80	1.33	0.96
12/31/18	0.75	1.35	0.85
12/31/17	0.80	1.40	7.23
JNL/American Funds Growth Fund
Class A
12/31/19	0.95	1.43	0.18
12/31/18	0.94	1.49	(0.09)
12/31/17	0.97	1.52	(0.16)
12/31/16	0.97	1.52	0.13
12/31/15	1.03	1.53	0.05
Class I
12/31/19	0.65	1.13	0.50
12/31/18	0.64	1.19	0.59
12/31/17	0.70	1.25	5.82

(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the underlying funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(h)	Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each underlying fund was as follows: JNL Conservative Allocation Fund: 47%, JNL Moderate Allocation Fund: 48%.
(i)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(j)	The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

1401

Jackson Variable Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

On April 27, 2020, each fund of Jackson Variable Series Trust was redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisitions of the respective fund with the same name of the funds within Jackson Variable Series Trust. Although the funds of Jackson Variable Series Trust were legally dissolved, they are considered the acquiring funds for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring funds formerly in Jackson Variable Series Trust for periods prior to April 27, 2020.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL iShares Tactical Growth Fund(g)(h)
Class A
12/31/19		12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95		21.65	255,443	44	0.65		0.65		2.05
12/31/18		14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73		(9.12)	203,626	43	0.65		0.65		1.77
12/31/17		12.20	0.20	2.15	2.35	(0.17)	—	14.38		19.35	221,557	29	0.67	(i)	0.99	(i)	1.53
12/31/16		12.06	0.20	0.79	0.99	(0.16)	(0.69)	12.20		8.48	174,347	66	0.67		1.12		1.63
12/31/15		12.41	0.21	(0.20)	0.01	(0.13)	(0.23)	12.06		0.00	144,077	142	0.74		1.15		1.68

Class I
12/31/19		12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99		22.02	3,226	44	0.35		0.35		2.36
12/31/18		14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76		(8.85)	2,346	43	0.35		0.35		2.80
12/31/17	‡‡	13.57	0.11	0.72	0.83	—	—	14.40		6.12	27	29	0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(g)(h)
Class A
12/31/19		11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59		14.38	153,063	55	0.65		0.65		2.27
12/31/18		12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37		(5.35)	127,965	54	0.65		0.65		2.16
12/31/17		11.19	0.21	1.07	1.28	(0.18)	—	12.29		11.45	133,569	37	0.67	(i)	0.99	(i)	1.75
12/31/16		10.94	0.20	0.41	0.61	(0.14)	(0.22)	11.19		5.57	114,251	43	0.67		1.12		1.83
12/31/15		11.09	0.23	(0.19)	0.04	(0.11)	(0.08)	10.94		0.28	81,690	151	0.73		1.14		2.01

Class I
12/31/19		11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64		14.74	1,911	55	0.35		0.35		2.62
12/31/18		12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41		(5.05)	1,111	54	0.35		0.35		3.46
12/31/17	‡‡	11.89	0.11	0.32	0.43	—	—	12.32		3.62	1	37	—		—		3.42

JNL iShares Tactical Moderate Growth Fund(g)(h)
Class A
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91		18.06	295,665	44	0.65		0.65		2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18		(7.28)	254,058	45	0.65		0.65		1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58		15.72	289,246	37	0.67	(i)	1.00	(i)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90		7.04	246,089	50	0.67		1.12		1.74
12/31/15		11.91	0.23	(0.20)	0.03	(0.11)	(0.16)	11.67		0.15	190,999	138	0.73		1.14		1.91

Class I
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95		18.45	3,364	44	0.35		0.35		2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21		(6.91)	2,282	45	0.35		0.35		3.22
12/31/17	‡‡	12.97	0.06	0.56	0.62	—	—	13.59		4.78	78	37	0.38		0.38		1.52

JNL/DFA U.S. Small Cap Fund(g)
Class A
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27		21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42		(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33		10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72		26.75	113,318	20	1.17		1.17		0.29
12/31/15		13.48	0.03	(0.48)	(0.45)	—	(4.73)	8.30	(j)	(4.84)	82,665	21	1.20		1.20		0.20

Class I
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27		21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43		(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	‡‡	9.69	0.02	0.63	0.65	—	—	10.34		6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Total Return Fund(g)
Class A
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27		5.62	1,111,722	25	0.82		0.82		3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67		1.71	952,987	26	0.83		0.83		3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85		4.16	866,061	21	0.84		0.84		3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)	—	10.70		2.05	2,561,009	18	0.83		0.84		2.97
12/31/15		10.62	0.35	(0.17)	0.18	(0.15)	—	10.65		1.69	1,773,484	17	0.83		0.88		3.28

Class I
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29		5.91	1,564,576	25	0.52		0.52		3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66		2.11	1,298,704	26	0.53		0.53		3.77
12/31/17	‡‡	10.82	0.11	(0.08)	0.03	—	—	10.85		0.28	1,521,328	21	0.57		0.57		3.68

1402

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL/Lazard International Strategic Equity Fund(g)
Class A
12/31/19		11.93		0.19		2.42		2.61		(0.03)		(0.09)	14.42		21.92	82,765	35	1.15		1.15		1.38
12/31/18		13.30		0.14		(1.49)		(1.35)		(0.02)		—	11.93		(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60		0.10		2.87		2.97		(0.27)		—	13.30		28.19	57,473	43	1.18		1.18		0.84
12/31/16		11.85		0.14		(0.73)		(0.59)		(0.14)		(0.52)	10.60		(5.13)	71,049	42	1.17		1.17		1.23
12/31/15		11.43		0.11		0.40		0.51		(0.09)		—	11.85		4.41	123,226	63	1.20		1.20		0.91

Class I
12/31/19		11.95		0.22		2.43		2.65		(0.06)		(0.09)	14.45		22.24	149,570	35	0.85		0.85		1.66
12/31/18		13.31		0.06		(1.37)		(1.31)		(0.05)		—	11.95		(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	‡‡	12.45		0.06		0.80		0.86		—		—	13.31		6.91	48	43	0.90		0.90		1.62

JNL/Mellon Equity Income Fund(g)(n)
Class A
12/31/19		14.29		0.29		3.80		4.09		—		—	18.38		28.62	235,788	58	0.91		0.91		1.77
12/31/18		17.17		0.28		(1.82)		(1.54)		(0.19)		(1.15)	14.29		(9.61)	174,006	65	0.91		0.91		1.65
12/31/17		15.38		0.23		2.12		2.35		(0.25)		(0.31)	17.17		15.66	164,350	63	0.93		0.93		1.45
12/31/16		13.70		0.26		2.20		2.46		(0.14)		(0.63)	15.38		18.55	131,631	66	0.92		0.92		1.86
12/31/15		14.36		0.21		(0.44)		(0.23)		(0.07)		(0.36)	13.70		(1.72)	122,699	70	0.94		0.94		1.47

Class I
12/31/19		14.33		0.35		3.80		4.15		—		—	18.48		28.96	289,241	58	0.61		0.61		2.08
12/31/18		17.18		0.36		(1.85)		(1.49)		(0.21)		(1.15)	14.33		(9.27)	83,601	65	0.61		0.61		2.38
12/31/17	‡‡	15.80		0.04		1.34		1.38		—		—	17.18		8.73	77	63	0.67		0.67		0.83

JNL/Neuberger Berman Commodity Strategy Fund(g)(k)(n)
Class A
12/31/19		10.02		0.19		1.02		1.21		(0.21)		—	11.02		12.09	17,165	94	0.90		0.90		1.77
12/31/18		11.24		0.15		(1.33)		(1.18)		(0.04)		—	10.02		(10.56)	15,918	121	0.92		0.92		1.36
12/31/17		12.97		0.03		0.67		0.70		(2.43)		—	11.24		6.47	14,911	113	0.99		0.99		0.27
12/31/16		11.61	(o)	(0.03)	(o)	1.39	(o)	1.36	(o)	—		—	12.97		11.81	20,505	22	0.99		0.99		(0.24)
12/31/15		15.49	(o)	(0.09)	(o)	(3.79)	(o)	(3.88)	(o)	—		—	11.61	(o)	(25.06)	49,912	13	1.01		1.01		(0.63)

Class I
12/31/19		10.04		0.23		1.02		1.25		(0.24)		—	11.05		12.48	92,021	94	0.60		0.60		2.10
12/31/18		11.24		0.20		(1.34)		(1.14)		(0.06)		—	10.04		(10.22)	147,737	121	0.62		0.62		1.76
12/31/17	‡‡	10.68		0.02		0.54		0.56		—		—	11.24		5.24	1,235	113	0.71		0.71		0.77

JNL/PIMCO Investment Grade Credit Bond Fund(g)(n)
Class A
12/31/19		10.97		0.38		1.20		1.58		(0.29)		—	12.26		14.47	497,732	183	0.92	(l)	0.92	(l)	3.20
12/31/18		11.71		0.39		(0.69)		(0.30)		(0.33)		(0.11)	10.97		(2.56)	281,787	150	0.91	(l)	0.91	(l)	3.41
12/31/17		11.19		0.36		0.42		0.78		(0.23)		(0.03)	11.71		6.97	311,231	121	0.89		0.89		3.08
12/31/16		10.62		0.30		0.38		0.68		(0.11)		—	11.19		6.34	371,627	125	0.77		0.77		2.69
12/31/15		10.94		0.29		(0.39)		(0.10)		(0.22)		—	10.62		(0.95)	118,556	145	0.81		0.81		2.65

Class I
12/31/19		10.98		0.41		1.21		1.62		(0.32)		—	12.28		14.75	613,139	183	0.62	(l)	0.62	(l)	3.44
12/31/18		11.72		0.42		(0.68)		(0.26)		(0.37)		(0.11)	10.98		(2.26)	138,829	150	0.61	(l)	0.61	(l)	3.70
12/31/17	‡‡	11.65		0.11		(0.04)		0.07		—		—	11.72		0.60	204,949	121	0.67		0.67		3.39

JNL/T. Rowe Price Capital Appreciation Fund(g)
Class A
12/31/19		13.88		0.20		3.14		3.34		—		—	17.22		24.06	5,779,034	50	0.98	(p)	0.98		1.23
12/31/18		14.31		0.32		(0.26)		0.06		(0.08)		(0.41)	13.88		0.40	3,160,575	64	1.00	(p)	1.01		2.18
12/31/17		12.65		0.12		1.75		1.87		(0.10)		(0.11)	14.31		14.80	2,209,139	67	1.05	(p)	1.05		0.87
12/31/16		11.88		0.15		0.77		0.92		(0.03)		(0.12)	12.65		7.77	1,291,509	62	1.06	(p)	1.06		1.20
12/31/15		11.38		0.10		0.42		0.52		(0.00)	(m)	(0.02)	11.88		4.60	650,959	69	1.03	(p)	1.08		0.87

Class I
12/31/19		13.91		0.25		3.15		3.40		—		—	17.31		24.44	423,633	50	0.68	(p)	0.68		1.54
12/31/18		14.32		0.36		(0.26)		0.10		(0.10)		(0.41)	13.91		0.67	339,117	64	0.70	(p)	0.71		2.46
12/31/17	‡‡	13.86		0.05		0.41		0.46		—		—	14.32		3.32	353,499	67	0.76	(p)	0.76		1.21

JNL/WCM Focused International Equity Fund(g)
Class A
12/31/19		12.94		0.01		4.52		4.53		(0.08)		(0.60)	16.79		35.48	252,340	24	1.12		1.12		0.09
12/31/18		14.44		0.03		(1.16)		(1.13)		—		(0.37)	12.94		(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01		0.09		3.39		3.48		(0.04)		(0.01)	14.44		31.65	33,381	29	1.14	(i)	1.15	(i)	0.74
12/31/16		11.02		0.05		(0.04)		0.01		(0.01)		(0.01)	11.01		0.12	1,008,629	22	1.17		1.17		0.44
12/31/15		10.42		0.03		0.57		0.60		(0.00)	(m)	—	11.02		5.78	803,784	26	1.18		1.18		0.28

Class I
12/31/19		12.93		0.08		4.49		4.57		(0.09)		(0.60)	16.81		35.82	1,483,682	24	0.82		0.82		0.49
12/31/18		14.46		0.09		(1.18)		(1.09)		(0.07)		(0.37)	12.93		(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	‡‡	13.80		0.01		0.65		0.66		—		—	14.46		4.78	1,424,375	29	0.86	(i)	0.87	(i)	0.17

‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.

1403

(b)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(i)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.
(j)	The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(k)	Consolidated Financial Statements.
(l)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	December 31,	December 31,	December 31,	December 31,	December 31,
	2019 (%)	2018 (%)	2017 (%)	2016 (%)	2015 (%)
JNL/PIMCO Investment Grade Corporate Bond Fund
Class A – Net expenses / Total Expenses	0.74	0.75	0.76	0.76	0.80
Class I – Net expenses / Total Expenses	0.46	0.45	0.54	N/A	N/A

(m)	Amount represents less than $0.005.
(n)	Effective June 24, 2019, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund name was changed to JNL/Neuberger Berman Commodity Strategy Fund, JNL/PIMCO Investment Grade Corporate Bond Fund was changed to JNL/PIMCO Investment Grade Credit Bond Fund and JNL/The Boston Company Equity Income Fund was changed to JNL/Mellon Equity Income Fund.
(o)	On May 6, 2016, JNL/Neuberger Berman Commodity Strategy Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(p)	The ratios of net expenses to average net assets for JNL/T. Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

1404

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

On April 27, 2020, each fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. Each of these funds was created within the JNL Series Trust to facilitate the acquisitions of the respective fund with the same name of the funds within JNL Variable Fund LLC. Although the funds of JNL Variable Fund LLC were legally dissolved, they are considered the acquiring funds for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring funds formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

				Increase (decrease) frominvestment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)(c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)

JNL/Mellon Communication Services Sector Fund(g)(h)
Class A
12/31/19		11.43		0.05		2.97		3.02		—		—		14.45		26.42	157,958	54	0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)		(1.83)		11.43		(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(i)	0.47	(i)	2.57	(i)	3.04	(i)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(i)	0.40	(i)	(0.02)	(i)	0.38	(i)	(0.54)	(i)	(0.46)	(i)	13.39	(i)	2.73	115,618	21	0.68	0.68	2.82

Class I
12/31/19		10.63		0.08		2.78		2.86		—		—		13.49		26.91	1,377	54	0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)		(1.83)		10.63		(5.47)	397	110	0.33	0.38	3.01
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(i)	0.47	(i)	2.43	(i)	2.90	(i)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(i)	0.35	(i)	0.04	(i)	0.39	(i)	(0.58)	(i)	(0.46)	(i)	12.72	(i)	2.92	79	21	0.48	0.48	2.56

JNL/Mellon Consumer Discretionary Sector Fund(g)(h)
Class A
12/31/19		20.05		0.16		5.23		5.39		—		—		25.44		26.88	1,309,949	4	0.64	0.64	0.69
12/31/18		20.81		0.15		(0.37)		(0.22)		(0.15)		(0.39)		20.05		(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29		0.16		3.74		3.90		(0.23)		(1.15)		20.81		22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87		0.21		0.86		1.07		(0.13)		(0.52)		18.29		6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16		0.16		0.93		1.09		(0.08)		(1.30)		17.87		5.90	987,578	12	0.65	0.65	0.85

Class I
12/31/19		20.45		0.25		5.33		5.58		—		—		26.03		27.29	5,176	4	0.29	0.34	1.05
12/31/18		21.21		0.22		(0.38)		(0.16)		(0.21)		(0.39)		20.45		(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	‡	18.60		0.22		3.81		4.03		(0.27)		(1.15)		21.21		22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16		0.25		0.87		1.12		(0.15)		(0.52)		18.60		6.34	286	13	0.45	0.45	1.37
12/31/15		18.41		0.20		0.95		1.15		(0.10)		(1.30)		18.16		6.14	305	12	0.45	0.45	1.04

JNL/Mellon Dow Index Fund(g)(h)
Class A
12/31/19		26.55		0.53		5.97		6.50		—		—		33.05		24.48	1,028,406	2	0.65	0.65	1.76
12/31/18		27.66		0.45		(1.56)		(1.11)		—		—		26.55		(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67		0.41		5.58		5.99		—		—		27.66		27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71		0.39		2.57		2.96		—		—		21.67		15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83		0.55		(0.67)		(0.12)		—		—		18.71		(0.64)	495,176	115	0.66	0.66	2.93

Class I
12/31/19		26.67		0.66		5.99		6.65		—		—		33.32		24.93	6,345	2	0.30	0.35	2.12
12/31/18		27.69		0.56		(1.58)		(1.02)		—		—		26.67		(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	‡‡	24.91		0.12		2.66		2.78		—		—		27.69		11.16	16	1	0.31	0.35	1.65

JNL/Mellon Energy Sector Fund(g)(h)
Class A
12/31/19		20.14		0.65		1.09		1.74		—		—		21.88		8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10		0.54		(5.75)		(5.21)		(0.75)		—		20.14		(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51		0.50		(1.37)		(0.87)		(0.54)		—		26.10		(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03		0.51		5.45		5.96		(0.48)		—		27.51		27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04		0.65		(7.56)		(6.91)		(0.41)		(0.69)		22.03		(23.26)	1,177,533	3	0.64	0.64	2.36

Class I
12/31/19		20.49		0.74		1.11		1.85		—		—		22.34		9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52		0.65		(5.86)		(5.21)		(0.82)		—		20.49		(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	‡	27.93		0.57		(1.39)		(0.82)		(0.59)		—		26.52		(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35		0.57		5.53		6.10		(0.52)		—		27.93		27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46		0.71		(7.67)		(6.96)		(0.46)		(0.69)		22.35		(23.11)	1,081	3	0.44	0.44	2.54

JNL/Mellon Financial Sector Fund(g)(h)
Class A
12/31/19		11.52		0.24		3.34		3.58		—		—		15.10		31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94		0.20		(2.09)		(1.89)		(0.17)		(0.36)		11.52		(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24		0.17		2.13		2.30		(0.12)		(0.48)		13.94		19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43		0.18		2.22		2.40		(0.17)		(0.42)		12.24		24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20		0.19		(0.31)		(0.12)		(0.12)		(0.53)		10.43		(1.12)	709,127	13	0.65	0.65	1.69

Class I
12/31/19		11.56		0.29		3.35		3.64		—		—		15.20		31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97		0.26		(2.11)		(1.85)		(0.20)		(0.36)		11.56		(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	‡	12.25		0.20		2.14		2.34		(0.14)		(0.48)		13.97		19.60	682	9	0.40	0.41	1.57
12/31/16		10.44		0.20		2.22		2.42		(0.19)		(0.42)		12.25		24.32	568	37	0.45	0.45	1.90
12/31/15		11.20		0.21		(0.31)		(0.10)		(0.13)		(0.53)		10.44		(0.88)	356	13	0.45	0.45	1.86

1405

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Healthcare Sector Fund(g)(h)
Class A
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78

Class I
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97

JNL/Mellon Information Technology Sector Fund(g)(h)
Class A
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.64	0.82

Class I
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	0.44	1.02

JNL/Mellon MSCI World Index Fund(g)(h)
Class A
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)	353,629	125	0.69	0.69	3.65

Class I
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

JNL/Mellon Nasdaq 100 Index Fund(g)(h)
Class A
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	0.68	1.04

Class I
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	0.48	1.31

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	Effective June 24, 2019, JNL/Mellon Capital Consumer Discretionary Sector Fund name was changed to JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund name was changed to JNL/Mellon Dow Index Fund, JNL/Mellon Capital Energy Sector Fund name was changed to JNL/Mellon Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund name was changed to JNL/Mellon Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund name was changed to JNL/Mellon Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund name was changed to JNL/Mellon Information Technology Sector Fund, JNL/Mellon Capital MSCI World Index Fund name was changed to JNL/Mellon MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund name was changed to JNL/Mellon Nasdaq 100 Index Fund and JNL/Mellon Capital Telecommunications Sector Fund name was changed to JNL/Mellon Communication Services Sector Fund.
(i)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

1406

Appendix A

The JNL/Goldman Sachs Managed Conservative Fund, the JNL/Goldman Sachs Managed Moderate Fund, the JNL/Goldman Sachs Managed Moderate Growth Fund, the JNL/Goldman Sachs Managed Growth Fund, the JNL/Goldman Sachs Managed Aggressive Growth Fund, and the JNL/Goldman Sachs 4 Fund are also referred to in this Prospectus as the JNL/Goldman Sachs Managed Funds. The JNL/Goldman Sachs Managed Funds do not include the JNL/Goldman Sachs Competitive Advantage Fund, the JNL/Goldman Sachs Dividend Income & Growth Fund, the JNL/Goldman Sachs Intrinsic Value Fund, the JNL/Goldman Sachs Total Yield Fund, and the JNL/Goldman Sachs International 5 Fund.

The JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, the JNL Growth Allocation Fund, and the JNL Aggressive Growth Allocation Fund are also referred to in this Prospectus as the JNL Allocation Funds.

Certain Funds utilize a master-feeder structure.

With the exception of the JNL S&P 500 Index Fund, which only offers Class I shares, each Fund offers two classes of shares, Class A and Class I. Class A and Class I shares are described in this Prospectus.

Effective June 24, 2019, the Investment Divisions investing in the JNL/Vanguard Small Company Growth Fund (“Closed Fund”) was closed. Please refer to the contract prospectus for additional information.

Effective June 24, 2019, the JNL/Mellon Capital 10 x 10 Fund merged into the JNL/Mellon Index 5 Fund.

Effective June 24, 2019, the JNL/AQR Risk Parity Fund, a series of Jackson Variable Series Trust, merged into the JNL/T. Rowe Price Managed Volatility Balanced Fund.

Effective June 24, 2019, the JNL/BlackRock Global Long Short Credit Fund, a series of Jackson Variable Series Trust, merged into the JNL/Crescent High Income Fund.

Effective June 24, 2019, the JNL/PPM America Long Short Credit Fund, a series of Jackson Variable Series Trust, merged into the JNL/PPM America High Yield Bond Fund.

Effective June 24, 2019, the JNL/Mellon Capital JNL 5 Fund, a series of JNL Variable Fund LLC, merged into the JNL/RAFI® Multi-Factor U.S. Equity Fund, a new series of JNL Series Trust.

Effective June 24, 2019, the JNL/Mellon Capital S&P SMid 60 Fund, a series of JNL Variable Fund LLC, merged into the JNL/RAFI® Fundamental U.S. Small Cap Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/The London Company Focused U.S. Equity Fund, a series of Jackson Variable Series Trust, will merge into the JNL/Morningstar Wide Moat Index Fund.

Effective April 27, 2020, the JNL/Mellon S&P 1500 Value Index Fund will merge into the JNL/Mellon DowSM Index Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/Mellon S&P 1500 Growth Index Fund will merge into the JNL/Mellon Nasdaq® 100 Index Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/VanEck International Gold Fund, a series of Jackson Variable Series Trust, will merge into the JNL/BlackRock Global Natural Resources Fund.

Effective April 27, 2020, the JNL/PPM America Value Equity Fund will merge into the JNL/JPMorgan Growth & Income Fund (formerly, JNL/Franklin Templeton Mutual Shares Fund).

Effective April 27, 2020, the JNL/S&P Mid 3 Fund will merge into the JNL/Mellon S&P 400 MidCap Index Fund.

Effective April 27, 2020, the JNL/Franklin Templeton Global Fund will merge into the JNL/Loomis Sayles Global Growth Fund.

Effective April 27, 2020, the JNL/Goldman Sachs Emerging Markets Debt Fund will merge into the JNL/DoubleLine® Emerging Markets Fixed Income Fund.

Effective April 27, 2020, the JNL Institutional Alt 100 Fund, a series of Jackson Variable Series Trust, will merge into the JNL Multi-Manager Alternative Fund.

Effective April 27, 2020, the JNL Institutional Alt 25 Fund will merge into the JNL Moderate Growth Allocation Fund.

A-1

Effective April 27, 2020, the JNL Institutional Alt 50 Fund will merge into the JNL Moderate Allocation Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/FAMCO Flex Core Covered Call Fund, a series of Jackson Variable Series Trust, will merge into the JNL/JPMorgan Hedged Equity Fund.

Effective April 27, 2020, the JNL/Nicholas Convertible Arbitrage Fund, a series of Jackson Variable Series Trust, will merge into the JNL Conservative Allocation Fund, a new series of JNL Series Trust.

Effe ctive April 27, 2020, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, a series of Jackson Variable Series Trust, will merge into the JNL/Franklin Templeton Global Multisector Bond Fund.

Effective April 27, 2020, the JNL/Neuberger Berman Currency Fund, a series of Jackson Variable Series Trust, will merge into the JNL/PIMCO Income Fund.

Effective April 27, 2020, the JNL/Scout Unconstrained Bond Fund will merge into the JNL/PIMCO Income Fund .

Effective April 27, 2020, the JNL/Invesco China-India Fund will merge into the JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund).

Effective April 27, 2020, the JNL/Oppenheimer Emerging Markets Innovator Fund will merge into the JNL Multi-Manager Emerging Markets Equity Fund (formerly, JNL/Lazard Emerging Markets Fund).

Effective April 27, 2020, the JNL/PPM America Mid Cap Value Fund will merge into the JNL/MFS Mid Cap Value Fund.

Effective April 27, 2020, the JNL/FPA + DoubleLine® Flexible Allocation Fund will merge into the JNL/JPMorgan Global Allocation Fund.

A-2

Appendix B

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The “Dow Jones Industrial Average”, and “The Dow 10” are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use. “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”). The JNL/Mellon DowSM Index Fund and the JNL/Mellon Capital JNL 5 Fund (“Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices (including any of their respective affiliates) makes no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of S&P Dow Jones Indices (including any of their respective affiliates) to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones Industrial Average”, and “The Dow 10”, which are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson, or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not:

●	Sponsor, endorse, sell or promote the Products.
●	Recommend that any person invest in the Products.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Product.
●	Have any responsibility or liability for the administration, management or marketing of the Products.
●	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.
Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;

•

Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson National Life Insurance Company® and SPDJI is solely for the benefit of the Products and not for any other third parties.

B-1

S&P DOW JONES INDICES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES INDICES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES INDICES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON INTERNATIONAL INDEX FUND, THE JNL/MELLON EMERGING MARKETS INDEX FUND, NL/MELLON MSCI WORLD INDEX FUND, JNL/MELLON COMMUNICATION SERVICES SECTOR FUND, THE JNL/MELLON CONSUMER DISCRETIONARY SECTOR FUND, JNL/MELLON FINANCIAL SECTOR FUND, JNL/MELLON HEALTHCARE SECTOR FUND, JNL/MELLON ENERGY SECTOR FUND, THE JNL/MELLON INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/MELLON CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON MATERIALS SECTOR FUND, THE JNL/MELLON INDUSTRIALS SECTOR FUND, THE JNL/MELLON REAL ESTATE SECTOR FUND, OR THE JNL/MELLON UTILITIES SECTOR FUND (“MELLON FUNDS”) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE MELLON FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE MELLON FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE MELLON FUNDS OR THE ISSUER OR OWNERS OF THE MELLON FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE MELLON FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE MELLON FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE MELLON FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE MELLON CAPITAL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE MELLON FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE MELLON FUNDS, OWNERS OF THE MELLON FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

B-2

The S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index, (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, and JNL S&P 500 Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs International 5 Fund, JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, and JNL/Goldman Sachs Total Yield Fund.

STANDARD & POOR’S®, S&P®, S&P 500® and, S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

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SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Nasdaq® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ® 100 INDEX FUND.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, and JNL/RAFI® Multi-Factor U.S. Equity Fund (the “JNL/RAFI Funds”) are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the “RAFI Parties”) nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor® US Index, RAFI Fundamental US Small Index, RAFI Fundamental Europe Index, and RAFI Fundamental Asia Developed Index (each an “Index”) or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC in the US and other countries.

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Prospectus

April 27, 2020

JNL Series Trust

You can find more information about the Trust in:

●	The Trust’s Statement of Additional Information (“SAI”) dated April 27, 2020 is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).
●	The Trust’s Annual and Semi-Annual Reports to shareholders, dated December 31, 2019 and June 30, 2019, respectively, show the Funds’ actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report. The current Annual and Semi-Annual Reports are on file with the SEC and are incorporated into the Prospectus by reference.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), or by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov).

The Trust’s SEC file number is: 811-8894

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